UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5251

Fidelity Concord Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2011

Item 1. Reports to Stockholders

Spartan® Total Market Index

Spartan Extended Market Index

Spartan International Index

Funds -
Investor Class
Fidelity® Advantage Class

Annual Report
(2_fidelity_logos) (Registered_Trademark)

February 28, 2011

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders

Spartan Total Market Index Fund	<Click Here>	Shareholder Expense Example
	<Click Here>	Performance
	<Click Here>	Management's Discussion
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements

Shareholder Expense Example	<Click Here>	An example of shareholder expenses

Spartan Extended Market Index Fund	<Click Here>	Performance
	<Click Here>	Management's Discussion
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Spartan International Index Fund	<Click Here>	Performance
	<Click Here>	Management's Discussion
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Notes	<Click Here>	Notes to the Financial Statements
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Prospectus	P-1

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 has begun on a positive note. U.S. equities gained ground in January and February, reaching their highest point since June 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or saving plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Annual Report

Spartan Total Market Index Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2010 to February 28, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period* September 1, 2010 to February 28, 2011
Investor Class	.10%
Actual		$ 1,000.00	$ 1,293.30	$ .57
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Fidelity Advantage® Class	.07%
Actual		$ 1,000.00	$ 1,293.10	$ .40
HypotheticalA		$ 1,000.00	$ 1,024.45	$ .35
Class F	.07%
Actual		$ 1,000.00	$ 1,293.10	$ .40
HypotheticalA		$ 1,000.00	$ 1,024.45	$ .35

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Spartan Total Market Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2011	Past 1 year	Past 5 years	Past 10 years
Spartan® Total Market Index Fund - Investor Class	24.39%	3.41%	3.69%
Spartan Total Market Index Fund - Fidelity® Advantage Class A	24.43%	3.44%	3.70%

A The initial offering of Fidelity® Advantage Class took place on October 14, 2005. Returns prior to October 14, 2005, are those of Investor Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® Total Market Index Fund - Investor Class on February 28, 2001. The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Total Stock Market IndexSM performed over the same period.

Annual Report

Spartan Total Market Index Fund

Management's Discussion of Fund Performance

Market Recap: Steady economic growth, encouraging monetary policy, improving credit-market conditions, an uptick in merger-and-acquisition activity and better-than-expected corporate earnings propelled U.S. stock markets forward during the 12-month period ending February 28, 2011. Uncertainty over the global effects of the debt crisis in Europe and China's attempt to rein in its economy plagued equities during the spring, but markets reacted positively to the Federal Reserve's second round of quantitative easing and, later in the year, stimulative federal tax policies. For the full year, the S&P 500® Index advanced 22.57%, with all but one of the 10 major sectors tracked by MSCI U.S. Investable Market classifications delivering a double-digit gain. While cyclically oriented sectors benefited from an overall improving economy, less economically sensitive sectors fell short of the broad market. Energy and materials stocks performed best, while the health care and consumer staples groups struggled the most.

Comments from Patrick Waddell, member of the Geode Capital Management, LLC, investment management team for Spartan® Total Market Index Fund: For the 12 months, the fund's Investor Class and Fidelity Advantage Class shares returned 24.39% and 24.43%, respectively, in line with the 24.51% return of the benchmark Dow Jones U.S. Total Stock Market IndexSM. Every sector of the Dow Jones index generated a positive result, and only health care, which gained more than 9%, failed to achieve a double-digit return. The top-performing group was energy, whose roughly 43% increase was helped by the rising price of oil. Materials, consumer discretionary, industrials and telecommunication services turned in gains of about 34%, 33%, 32% and 29%, respectively. The index's largest weighting, information technology, beat the Dow Jones index by about a percentage point. Several sectors besides health care - consumer staples, financials and utilities - lagged the index. In a very favorable environment for stocks, there were many more sources of positive performance. The largest positions in the index - Exxon Mobil and Apple, respectively - were the second-biggest and biggest contributors, respectively. Exxon Mobil, along with other energy production giants Chevron and ConocoPhillips, as well as oil-field services company Schlumberger, benefited from the rising price of oil. Apple, a personal computer and consumer-electronics manufacturer, continued to impress Wall Street analysts with strong sales of its leading products - iPod® digital music players, iPhone® mobile telephones, Macintosh® computers, and, most recently, iPad® tablet computers. Also in technology, consulting firm International Business Machines, mobile communications technology manufacturer QUALCOMM and database-software maker Oracle all gained substantial ground, as did telecommunications service provider Verizon Communications. On the negative side, several technology stocks did not perform well, especially Cisco Systems, Hewlett-Packard and Microsoft. Shares of network-communications company Cisco fell sharply in November after the firm revised its earnings and sales forecast downward. HP lost significant ground in August, following the unexpected resignation of the company's CEO. Software giant Microsoft struggled to manage a challenging competitive environment. Elsewhere, two health care stocks lagged - pharmaceutical maker Merck and biotechnology company Gilead Sciences, while in financials, Bank of America hurt performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Total Market Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	2.9	2.6
Apple, Inc.	2.1	1.9
General Electric Co.	1.5	1.3
Chevron Corp.	1.4	1.3
Microsoft Corp.	1.4	1.6
International Business Machines Corp.	1.3	1.4
JPMorgan Chase & Co.	1.2	1.3
Procter & Gamble Co.	1.2	1.5
Johnson & Johnson	1.1	1.4
AT&T, Inc.	1.1	1.4
	15.2
Market Sectors as of February 28, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.3	17.8
Financials	16.6	16.6
Energy	11.9	10.0
Industrials	11.2	10.6
Consumer Discretionary	11.2	10.9
Health Care	10.9	11.7
Consumer Staples	8.6	10.2
Materials	4.2	4.0
Utilities	3.2	4.0
Telecommunication Services	2.6	3.0

Percentages are adjusted for the effect of futures contracts, if applicable.

Annual Report

Spartan Total Market Index Fund

Investments February 28, 2011

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 11.2%
Auto Components - 0.5%
American Axle & Manufacturing Holdings, Inc. (a)(d)	57,438	$ 767,946
Amerigon, Inc. (a)(d)	19,084	260,306
BorgWarner, Inc. (a)(d)	90,096	6,992,351
Cooper Tire & Rubber Co. (d)	46,836	1,098,773
Dana Holding Corp. (a)	112,757	2,128,852
Drew Industries, Inc.	13,018	301,106
Exide Technologies (a)	56,101	667,602
Federal-Mogul Corp. Class A (a)	31,031	651,961
Fuel Systems Solutions, Inc. (a)(d)	13,523	393,790
Gentex Corp.	107,342	3,250,316
Johnson Controls, Inc.	533,669	21,773,695
Lear Corp.	39,182	4,145,456
Modine Manufacturing Co. (a)(d)	29,805	441,114
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	8,247	42,390
Spartan Motors, Inc.	9,796	62,205
Standard Motor Products, Inc.	15,104	175,660
Stoneridge, Inc. (a)	20,127	303,515
Strattec Security Corp.	781	26,164
Superior Industries International, Inc.	29,015	576,818
Tenneco, Inc. (a)(d)	47,006	1,874,599
The Goodyear Tire & Rubber Co. (a)	191,911	2,721,298
TRW Automotive Holdings Corp. (a)	80,064	4,547,635
Visteon Corp. (a)	36,681	2,712,560
		55,916,112
Automobiles - 0.5%
Ford Motor Co. (a)(d)	2,716,518	40,883,596
General Motors Co.	450,000	15,088,500
Harley-Davidson, Inc.	184,009	7,511,247
Tesla Motors, Inc. (a)(d)	31,012	740,877
Thor Industries, Inc. (d)	29,832	991,616
Winnebago Industries, Inc. (a)	26,601	384,650
		65,600,486
Distributors - 0.1%
Audiovox Corp. Class A (a)	4,180	34,610
Core-Mark Holding Co., Inc. (a)(d)	7,226	245,323
Genuine Parts Co.	124,929	6,582,509
LKQ Corp. (a)(d)	113,291	2,691,794
Pool Corp. (d)	47,772	1,192,389
		10,746,625
Diversified Consumer Services - 0.3%
American Public Education, Inc. (a)(d)	19,746	837,625
Apollo Group, Inc. Class A (non-vtg.) (a)	103,133	4,667,800
Archipelago Learning, Inc. (a)	8,572	91,549
Bridgepoint Education, Inc. (a)(d)	12,789	239,410
Capella Education Co. (a)(d)	15,227	878,141
Career Education Corp. (a)(d)	52,139	1,257,071
Coinstar, Inc. (a)(d)	25,148	1,073,317
Corinthian Colleges, Inc. (a)(d)	97,916	513,080

	Shares	Value
CPI Corp. (d)	6,197	$ 142,965
DeVry, Inc.	47,643	2,584,633
Education Management Corp. (a)(d)	33,126	641,651
Grand Canyon Education, Inc. (a)	22,757	365,933
H&R Block, Inc.	241,328	3,665,772
Hillenbrand, Inc.	45,573	991,213
ITT Educational Services, Inc. (a)(d)	27,550	2,089,668
Jackson Hewitt Tax Service, Inc. (a)(d)	13,450	16,678
K12, Inc. (a)	21,701	730,022
Learning Tree International, Inc.	3,821	35,574
Lincoln Educational Services Corp.	11,529	178,815
Matthews International Corp. Class A (d)	24,562	912,478
National American University Holdings, Inc.	3,000	22,470
Nobel Learning Communities, Inc. (a)	1,000	9,480
Pre-Paid Legal Services, Inc. (a)(d)	10,193	672,126
Princeton Review, Inc. (a)	17,342	15,955
Regis Corp. (d)	43,769	767,271
Service Corp. International	188,426	2,053,843
Sotheby's Class A (ltd. vtg.)	51,595	2,539,506
Steiner Leisure Ltd. (a)(d)	12,388	584,218
Stewart Enterprises, Inc. Class A	64,820	493,928
Strayer Education, Inc.	10,595	1,456,177
Universal Technical Institute, Inc. (d)	28,315	520,996
Weight Watchers International, Inc.	28,944	1,769,347
		32,818,712
Hotels, Restaurants & Leisure - 1.9%
AFC Enterprises, Inc. (a)	21,272	314,613
Ambassadors Group, Inc.	20,096	214,022
Ameristar Casinos, Inc.	20,588	344,849
Bally Technologies, Inc. (a)	42,359	1,636,328
Biglari Holdings, Inc. (a)	706	301,999
BJ's Restaurants, Inc. (a)(d)	25,297	909,427
Bluegreen Corp. (a)	13,016	55,839
Bob Evans Farms, Inc. (d)	30,971	970,631
Boyd Gaming Corp. (a)	57,914	619,101
Brinker International, Inc.	72,375	1,710,945
Buffalo Wild Wings, Inc. (a)(d)	16,070	851,549
California Pizza Kitchen, Inc. (a)(d)	42,316	712,601
Caribou Coffee Co., Inc. (a)	21,035	206,984
Carnival Corp. unit	327,724	13,983,983
CEC Entertainment, Inc. (d)	23,909	925,039
Chipotle Mexican Grill, Inc. (a)(d)	27,459	6,727,455
Choice Hotels International, Inc. (d)	27,230	1,051,623
Churchill Downs, Inc.	10,300	430,128
Cracker Barrel Old Country Store, Inc. (d)	21,638	1,078,438
Darden Restaurants, Inc.	100,905	4,755,653
Denny's Corp. (a)(d)	82,821	322,174
DineEquity, Inc. (a)	14,923	853,745
Domino's Pizza, Inc. (a)(d)	33,912	572,095
Dover Downs Gaming & Entertainment, Inc.	1,755	6,230
Dover Motorsports, Inc. (a)	11,625	23,599
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Empire Resorts, Inc. (a)	15,456	$ 12,674
Gaylord Entertainment Co. (a)(d)	24,853	895,454
Great Wolf Resorts, Inc. (a)	13,290	36,548
Hyatt Hotels Corp. Class A (a)	29,784	1,362,618
International Game Technology (d)	233,653	3,845,928
International Speedway Corp. Class A (d)	23,240	644,213
Interval Leisure Group, Inc. (a)	34,313	580,233
Isle of Capri Casinos, Inc. (a)(d)	17,627	163,050
Jack in the Box, Inc. (a)(d)	49,019	1,078,418
Jamba, Inc. (a)(d)	40,851	94,366
Krispy Kreme Doughnuts, Inc. (a)(d)	54,837	343,828
Las Vegas Sands Corp. (a)	357,838	16,689,564
Life Time Fitness, Inc. (a)(d)	33,028	1,266,624
Luby's, Inc. (a)	17,000	90,950
Marcus Corp.	23,391	304,551
Marriott International, Inc. Class A	249,173	9,770,073
McCormick & Schmick's Seafood Restaurants (a)	16,005	164,371
McDonald's Corp.	847,113	64,109,512
MGM Mirage, Inc. (a)(d)	250,199	3,487,774
Monarch Casino & Resort, Inc. (a)	5,587	58,384
Morgans Hotel Group Co. (a)(d)	32,197	286,231
MTR Gaming Group, Inc. (a)	6,687	17,988
Multimedia Games, Inc. (a)	15,189	83,540
O'Charleys, Inc. (a)(d)	11,817	75,038
Orient Express Hotels Ltd. Class A (a)(d)	74,088	934,991
P.F. Chang's China Bistro, Inc.	21,787	1,011,788
Panera Bread Co. Class A (a)	20,823	2,431,085
Papa John's International, Inc. (a)(d)	22,404	653,749
Peet's Coffee & Tea, Inc. (a)(d)	18,056	772,075
Penn National Gaming, Inc. (a)	58,555	2,094,512
Pinnacle Entertainment, Inc. (a)(d)	72,032	945,780
Premier Exhibitions, Inc. (a)	1,600	2,784
Red Robin Gourmet Burgers, Inc. (a)(d)	24,590	586,717
Rick's Cabaret International, Inc. (a)(d)	6,660	72,461
Royal Caribbean Cruises Ltd. (a)(d)	104,458	4,574,216
Ruby Tuesday, Inc. (a)	49,861	666,143
Ruth's Hospitality Group, Inc. (a)(d)	25,925	129,884
Scientific Games Corp. Class A (a)	46,137	413,388
Shuffle Master, Inc. (a)(d)	43,312	407,566
Six Flags Entertainment Corp.	23,419	1,460,409
Sonic Corp. (a)(d)	71,268	632,860
Speedway Motorsports, Inc.	7,046	103,013
Starbucks Corp.	582,792	19,220,480
Starwood Hotels & Resorts Worldwide, Inc.	137,666	8,411,393
Summit Hotel Properties, Inc.	22,063	215,114
Texas Roadhouse, Inc. Class A	66,505	1,129,255
The Cheesecake Factory, Inc. (a)(d)	34,919	1,014,048
Town Sports International Holdings, Inc. (a)	15,248	70,293

	Shares	Value
Vail Resorts, Inc. (a)(d)	27,734	$ 1,353,419
Wendy's/Arby's Group, Inc.	291,585	1,387,945
WMS Industries, Inc. (a)(d)	44,635	1,776,027
Wyndham Worldwide Corp.	140,560	4,396,717
Wynn Resorts Ltd.	69,382	8,529,129
Yum! Brands, Inc.	363,992	18,319,717
		228,757,938
Household Durables - 0.5%
American Biltrite, Inc. (a)	400	2,920
American Greetings Corp. Class A (d)	35,079	759,460
Bassett Furniture Industries, Inc. (a)	2,149	14,506
Beazer Homes USA, Inc. (a)(d)	89,997	418,486
Blyth, Inc.	10,795	371,024
Brookfield Homes Corp. (a)(d)	6,161	89,766
Cavco Industries, Inc. (a)(d)	10,167	415,017
Cobra Electronics Corp. (a)	1,200	4,632
CSS Industries, Inc.	12,000	210,000
D.R. Horton, Inc. (d)	207,796	2,460,305
Dixie Group, Inc. (a)	3,463	16,692
Emerson Radio Corp.	27,597	72,580
Ethan Allen Interiors, Inc.	19,914	439,104
Flexsteel Industries, Inc.	2,030	29,740
Fortune Brands, Inc.	119,095	7,367,217
Furniture Brands International, Inc. (a)	30,000	131,400
Garmin Ltd. (d)	82,889	2,814,082
Harman International Industries, Inc.	54,481	2,649,956
Helen of Troy Ltd. (a)(d)	29,414	821,533
Hooker Furniture Corp.	15,000	204,300
Hovnanian Enterprises, Inc. Class A (a)(d)	107,327	437,894
iRobot Corp. (a)(d)	25,165	722,739
Jarden Corp.	70,375	2,313,226
KB Home (d)	60,132	796,749
Kid Brands, Inc. (a)	6,433	60,213
Koss Corp.	3,104	21,604
La-Z-Boy, Inc. (a)	40,609	407,714
Leggett & Platt, Inc.	108,168	2,494,354
Lennar Corp. Class A	117,997	2,378,820
Libbey, Inc. (a)(d)	19,358	332,764
Lifetime Brands, Inc. (a)(d)	300	3,603
M.D.C. Holdings, Inc. (d)	29,304	769,230
M/I Homes, Inc. (a)(d)	28,931	386,229
Meritage Homes Corp. (a)(d)	31,399	810,408
Mohawk Industries, Inc. (a)(d)	41,615	2,418,248
Newell Rubbermaid, Inc.	223,714	4,326,629
NVR, Inc. (a)(d)	4,205	3,060,651
PulteGroup, Inc. (a)(d)	244,761	1,688,851
Ryland Group, Inc. (d)	37,577	652,337
Sealy Corp., Inc. (a)	21,635	62,309
Skyline Corp.	6,539	131,369
Standard Pacific Corp. (a)(d)	114,480	457,920
Stanley Black & Decker, Inc.	129,331	9,807,170
Stanley Furniture Co., Inc. (a)(d)	6,630	36,465
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Tempur-Pedic International, Inc. (a)(d)	53,437	$ 2,508,333
Toll Brothers, Inc. (a)(d)	99,977	2,125,511
Tupperware Brands Corp.	46,576	2,498,802
Universal Electronics, Inc. (a)(d)	16,673	454,339
Whirlpool Corp.	58,245	4,805,213
		66,262,414
Internet & Catalog Retail - 0.7%
1-800-FLOWERS.com, Inc. Class A (a)	28,158	77,153
Amazon.com, Inc. (a)	277,609	48,106,864
Blue Nile, Inc. (a)(d)	13,187	754,033
dELiA*s, Inc. (a)	3,463	6,822
drugstore.com, Inc. (a)(d)	64,555	128,464
Expedia, Inc.	161,438	3,206,159
Gaiam, Inc. Class A	14,668	112,210
Geeknet, Inc. (a)	1,373	38,444
Hollywood Media Corp. (a)	1,200	1,980
HSN, Inc. (a)	32,537	1,056,802
Liberty Media Corp. Interactive Series A (a)	464,534	7,460,416
Netflix, Inc. (a)(d)	36,822	7,610,003
NutriSystem, Inc. (d)	31,318	414,337
Orbitz Worldwide, Inc. (a)(d)	15,000	52,950
Overstock.com, Inc. (a)(d)	16,829	256,642
PetMed Express, Inc. (d)	37,564	559,328
Priceline.com, Inc. (a)	38,562	17,502,521
Shutterfly, Inc. (a)	24,946	1,065,194
ValueVision Media, Inc. Class A (a)	21,687	145,086
Vitacost.com, Inc. (a)	18,738	96,126
		88,651,534
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc. (a)	5,971	75,891
Black Diamond, Inc. (a)	3,000	20,310
Brunswick Corp. (d)	79,627	1,833,810
Callaway Golf Co.	72,163	558,542
Eastman Kodak Co. (a)(d)	199,813	679,364
Hasbro, Inc.	98,573	4,425,928
JAKKS Pacific, Inc. (a)(d)	24,508	456,829
Johnson Outdoors, Inc. Class A (a)	2,747	42,414
Leapfrog Enterprises, Inc. Class A (a)(d)	25,168	109,229
Marine Products Corp. (a)(d)	13,658	99,703
Mattel, Inc.	289,160	7,246,350
Meade Instruments Corp. (a)	130	547
Nautilus, Inc. (a)	6,001	15,963
Polaris Industries, Inc. (d)	28,245	2,131,085
RC2 Corp. (a)	16,726	363,121
Smith & Wesson Holding Corp. (a)(d)	106,132	423,467
Steinway Musical Instruments, Inc. (a)	5,374	115,434
Sturm Ruger & Co., Inc.	42,290	763,757
Summer Infant, Inc. (a)	28,574	210,019
		19,571,763

	Shares	Value
Media - 3.1%
A.H. Belo Corp. Class A (a)	8,701	$ 62,560
Arbitron, Inc.	22,064	878,368
Ascent Media Corp. (a)	17,787	742,074
Ballantyne of Omaha, Inc. (a)(d)	6,428	46,667
Belo Corp. Series A (a)(d)	69,830	556,545
Cablevision Systems Corp. - NY Group Class A	187,053	6,892,903
Carmike Cinemas, Inc. (a)(d)	19,860	142,595
CBS Corp. Class B	500,000	11,930,000
Charter Communications, Inc. Class A (a)(d)	29,426	1,346,828
Cinemark Holdings, Inc.	44,354	890,628
CKX, Inc. (a)	40,959	144,585
Clear Channel Outdoor Holding, Inc. Class A (a)	47,846	705,250
Comcast Corp. Class A	2,251,023	57,986,352
Crown Media Holdings, Inc. Class A (a)(d)	9,666	23,488
Cumulus Media, Inc. Class A (a)(d)	44,350	216,428
Dex One Corp. (a)	43,931	231,516
DIRECTV (a)	673,773	30,973,345
Discovery Communications, Inc. (a)(d)	224,695	9,686,601
DISH Network Corp. Class A (a)	164,042	3,813,977
DreamWorks Animation SKG, Inc. Class A (a)(d)	48,386	1,336,421
E.W. Scripps Co. Class A (a)	22,092	211,420
Emmis Communications Corp. Class A (a)	9,275	10,203
Entercom Communications Corp. Class A (a)	24,702	323,102
Entravision Communication Corp. Class A (a)(d)	53,671	126,127
Fisher Communications, Inc. (a)	3,105	83,090
Gannett Co., Inc.	181,465	2,995,987
Gray Television, Inc. (a)(d)	8,695	19,303
Harris Interactive, Inc. (a)	6,269	6,206
Harte-Hanks, Inc.	52,908	671,403
Insignia Systems, Inc.	2,664	17,822
Interpublic Group of Companies, Inc.	376,064	4,964,045
John Wiley & Sons, Inc. Class A	37,750	1,804,828
Journal Communications, Inc. Class A (a)(d)	22,879	140,477
Knology, Inc. (a)	41,362	575,759
Lamar Advertising Co. Class A (a)(d)	44,355	1,719,643
Lee Enterprises, Inc. (a)	27,681	82,213
Liberty Global, Inc. Class A (a)(d)	187,456	7,891,898
Liberty Media Corp.:
Capital Series A (a)(d)	65,131	4,725,905
Starz Series A (a)	40,473	2,841,205
LIN TV Corp. Class A (a)	41,885	255,917
Live Nation Entertainment, Inc. (a)	127,733	1,357,802
LodgeNet Entertainment Corp. (a)(d)	31,535	112,265
Madison Square Garden, Inc. Class A (a)	44,555	1,272,491
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	40,978	$ 168,010
McGraw-Hill Companies, Inc.	244,751	9,466,969
Media General, Inc. Class A (a)(d)	25,296	173,025
Mediacom Communications Corp. Class A (a)	64,214	566,367
Meredith Corp.	33,890	1,194,961
Morningstar, Inc. (d)	15,035	882,254
National CineMedia, Inc.	43,599	823,585
Navarre Corp. (a)	6,926	14,060
New Frontier Media, Inc. (a)	5,971	12,599
News Corp. Class A	1,850,650	32,145,791
Omnicom Group, Inc.	239,644	12,197,880
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	8,000	49,120
PRIMEDIA, Inc.	6,332	29,507
Radio One, Inc. Class D (non-vtg.) (a)(d)	27,442	60,921
ReachLocal, Inc.	3,000	57,120
Regal Entertainment Group Class A	64,163	958,595
Rentrak Corp. (a)(d)	1,996	52,754
Saga Communications, Inc. Class A (a)	233	6,757
Salem Communications Corp. Class A	2,015	8,503
Scholastic Corp.	20,042	629,319
Scripps Networks Interactive, Inc. Class A	67,294	3,495,250
Sinclair Broadcast Group, Inc. Class A	42,471	549,575
Sirius XM Radio, Inc. (a)(d)	3,028,291	5,481,207
Spanish Broadcasting System, Inc. Class A (a)	8,120	7,552
SuperMedia, Inc. (a)(d)	22,547	189,846
The McClatchy Co. Class A (a)(d)	42,958	172,262
The New York Times Co. Class A (a)(d)	75,000	780,000
The Walt Disney Co.	1,420,697	62,141,287
Time Warner Cable, Inc.	278,757	20,120,680
Time Warner, Inc.	897,453	34,282,705
Valassis Communications, Inc. (a)(d)	39,392	1,111,642
Viacom, Inc. Class B (non-vtg.)	428,396	19,132,165
Virgin Media, Inc. (d)	232,047	6,320,960
Warner Music Group Corp. (a)	39,076	234,847
Washington Post Co. Class B (d)	4,184	1,812,049
World Wrestling Entertainment, Inc. Class A (d)	51,544	665,433
		376,811,799
Multiline Retail - 0.7%
99 Cents Only Stores (a)(d)	61,432	1,022,228
Big Lots, Inc. (a)	58,502	2,400,337
Dillard's, Inc. Class A (d)	42,935	1,817,868
Dollar General Corp. (a)(d)	25,592	722,974
Dollar Tree, Inc. (a)	100,113	5,037,686
Family Dollar Stores, Inc.	95,532	4,784,243
Fred's, Inc. Class A	47,708	657,416
JCPenney Co., Inc.	160,547	5,612,723

	Shares	Value
Kohl's Corp.	224,612	$ 12,104,341
Macy's, Inc.	326,323	7,799,120
Nordstrom, Inc.	133,349	6,035,376
Retail Ventures, Inc. (a)	12,266	214,655
Saks, Inc. (a)(d)	116,426	1,426,219
Sears Holdings Corp. (a)(d)	37,118	3,092,301
Target Corp.	510,212	26,811,641
The Bon-Ton Stores, Inc. (a)(d)	8,752	137,056
Tuesday Morning Corp. (a)	10,850	50,670
		79,726,854
Specialty Retail - 2.1%
A.C. Moore Arts & Crafts, Inc. (a)	3,702	11,902
Aarons, Inc. Class A	60,856	1,432,550
Abercrombie & Fitch Co. Class A	68,573	3,934,033
Advance Auto Parts, Inc. (d)	65,592	4,111,307
Aeropostale, Inc. (a)	75,345	1,954,449
America's Car Mart, Inc. (a)	9,764	241,952
American Eagle Outfitters, Inc.	150,053	2,303,314
AnnTaylor Stores Corp. (a)	54,579	1,266,779
Asbury Automotive Group, Inc. (a)	26,121	481,932
Ascena Retail Group, Inc. (a)(d)	52,801	1,649,503
AutoNation, Inc. (a)(d)	58,946	1,982,943
AutoZone, Inc. (a)	22,178	5,720,815
Barnes & Noble, Inc. (d)	31,168	417,340
bebe Stores, Inc. (d)	14,487	85,473
Bed Bath & Beyond, Inc. (a)	203,400	9,793,710
Best Buy Co., Inc.	261,048	8,416,188
Big 5 Sporting Goods Corp.	18,888	263,299
Books-A-Million, Inc.	5,135	30,399
Brown Shoe Co., Inc. (d)	45,893	711,342
Build-A-Bear Workshop, Inc. (a)(d)	4,710	31,180
Cabela's, Inc. Class A (a)	31,034	841,952
Cache, Inc. (a)	3,350	13,266
CarMax, Inc. (a)	174,763	6,181,367
Casual Male Retail Group, Inc. (a)(d)	8,101	34,591
Charming Shoppes, Inc. (a)	65,546	214,335
Chico's FAS, Inc. (d)	141,987	1,950,901
Christopher & Banks Corp. (d)	21,140	129,165
Citi Trends, Inc. (a)(d)	16,789	369,190
Coldwater Creek, Inc. (a)(d)	61,586	182,295
Collective Brands, Inc. (a)	52,244	1,191,163
Conn's, Inc. (a)(d)	9,074	40,379
Cost Plus, Inc. (a)(d)	4,090	38,569
Destination Maternity Corp.	3,789	170,884
Dick's Sporting Goods, Inc. (a)	64,611	2,399,653
DSW, Inc. Class A (a)(d)	20,102	816,342
Express, Inc.	29,439	529,313
Finish Line, Inc. Class A	38,205	667,059
Foot Locker, Inc.	121,712	2,418,417
GameStop Corp. Class A (a)(d)	116,984	2,333,831
Gap, Inc.	286,370	6,451,916
Genesco, Inc. (a)(d)	23,200	916,864
Group 1 Automotive, Inc.	20,000	845,000
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Guess?, Inc. (d)	48,877	$ 2,213,639
Haverty Furniture Companies, Inc.	19,389	257,874
hhgregg, Inc. (a)(d)	17,663	262,119
Hibbett Sports, Inc. (a)(d)	26,443	830,575
Home Depot, Inc.	1,307,421	48,989,065
Hot Topic, Inc.	59,826	320,069
J. Crew Group, Inc. (a)	47,467	2,046,777
Jo-Ann Stores, Inc. (a)	25,491	1,547,304
Jos. A. Bank Clothiers, Inc. (a)(d)	19,771	911,641
Kirkland's, Inc. (a)	12,446	190,175
Limited Brands, Inc.	216,048	6,917,857
Lithia Motors, Inc. Class A (sub. vtg.)	24,040	363,966
Lowe's Companies, Inc.	1,097,391	28,718,722
Lumber Liquidators Holdings, Inc. (a)(d)	25,148	585,445
MarineMax, Inc. (a)	11,778	106,355
Midas, Inc. (a)	17,549	135,654
Monro Muffler Brake, Inc.	33,102	1,081,773
New York & Co., Inc. (a)(d)	22,599	157,063
O'Reilly Automotive, Inc. (a)	106,305	5,908,432
Office Depot, Inc. (a)	234,159	1,243,384
OfficeMax, Inc. (a)(d)	72,493	996,054
Pacific Sunwear of California, Inc. (a)(d)	69,935	315,407
Penske Automotive Group, Inc. (a)(d)	31,974	651,310
Perfumania Holdings, Inc. (a)	325	2,616
PetSmart, Inc.	89,000	3,637,430
Pier 1 Imports, Inc. (a)	98,475	992,628
RadioShack Corp. (d)	95,529	1,413,829
Rent-A-Center, Inc. (d)	49,676	1,642,289
Ross Stores, Inc.	94,505	6,808,140
rue21, Inc. (a)(d)	11,740	411,135
Sally Beauty Holdings, Inc. (a)(d)	71,661	929,443
Select Comfort Corp. (a)	41,268	459,313
Shoe Carnival, Inc. (a)	3,092	80,206
Signet Jewelers Ltd. (a)	62,810	2,755,475
Sonic Automotive, Inc. Class A (sub. vtg.)	37,989	546,282
Stage Stores, Inc. (d)	27,048	471,717
Staples, Inc.	577,775	12,306,608
Stein Mart, Inc.	19,746	161,720
Systemax, Inc. (a)(d)	7,631	104,239
Talbots, Inc. (a)(d)	40,306	251,913
The Buckle, Inc. (d)	20,272	792,432
The Cato Corp. Class A (sub. vtg.)	36,044	874,067
The Children's Place Retail Stores, Inc. (a)(d)	21,041	961,574
The Men's Wearhouse, Inc.	39,018	1,041,781
The Pep Boys - Manny, Moe & Jack	81,773	1,024,616
Tiffany & Co., Inc.	98,054	6,035,224
TJX Companies, Inc.	319,221	15,919,551
Tractor Supply Co.	54,000	2,811,780
Trans World Entertainment Corp. (a)	3,463	6,060

	Shares	Value
Ulta Salon, Cosmetics & Fragrance, Inc. (a)(d)	35,029	$ 1,461,760
Urban Outfitters, Inc. (a)	102,030	3,915,911
Vitamin Shoppe, Inc. (a)	18,050	627,960
West Marine, Inc. (a)(d)	3,821	39,853
Wet Seal, Inc. Class A (a)(d)	77,858	309,096
Williams-Sonoma, Inc.	71,431	2,577,945
Zale Corp. (a)(d)	26,205	107,965
Zumiez, Inc. (a)(d)	20,815	542,647
		250,352,727
Textiles, Apparel & Luxury Goods - 0.6%
American Apparel, Inc. (a)(d)	34,191	38,978
Carter's, Inc. (a)(d)	44,322	1,270,269
Cherokee, Inc.	10,680	181,346
Coach, Inc.	237,235	13,028,946
Columbia Sportswear Co.	8,418	528,566
Crocs, Inc. (a)	81,146	1,432,227
Culp, Inc. (a)	8,187	82,279
Deckers Outdoor Corp. (a)	32,007	2,823,658
Fossil, Inc. (a)	37,946	2,911,976
G-III Apparel Group Ltd. (a)(d)	10,000	393,200
Hanesbrands, Inc. (a)(d)	68,817	1,783,048
Iconix Brand Group, Inc. (a)(d)	53,048	1,172,361
Joe's Jeans, Inc. (a)(d)	37,810	41,591
K-Swiss, Inc. Class A (a)	27,036	270,630
Kenneth Cole Productions, Inc. Class A (sub. vtg.) (a)	15,569	202,397
Liz Claiborne, Inc. (a)(d)	92,508	475,491
Maidenform Brands, Inc. (a)(d)	20,939	568,284
Movado Group, Inc. (a)	10,191	143,387
NIKE, Inc. Class B	236,646	21,068,593
Oxford Industries, Inc. (d)	10,105	243,733
Perry Ellis International, Inc. (a)	4,844	140,670
Phillips-Van Heusen Corp.	45,410	2,725,054
Polo Ralph Lauren Corp. Class A	49,437	6,264,162
Quiksilver, Inc. (a)(d)	93,064	401,106
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(d)	30,810	640,232
Steven Madden Ltd. (a)(d)	25,320	1,092,305
The Jones Group, Inc.	72,951	970,248
Timberland Co. Class A (a)	47,867	1,768,207
True Religion Apparel, Inc. (a)(d)	27,973	664,918
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	31,131	2,061,806
Unifi, Inc. (a)	21,920	416,261
Vera Bradley, Inc. (d)	8,654	297,265
VF Corp.	65,829	6,297,860
Volcom, Inc. (d)	16,142	288,942
Warnaco Group, Inc. (a)(d)	34,500	2,025,495
Wolverine World Wide, Inc. (d)	36,170	1,329,609
		76,045,100
TOTAL CONSUMER DISCRETIONARY		1,351,262,064
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 8.6%
Beverages - 1.9%
Boston Beer Co., Inc. Class A (a)(d)	6,815	$ 632,568
Brown-Forman Corp. Class B (non-vtg.)	86,042	5,949,804
Central European Distribution Corp. (a)(d)	53,217	1,216,008
Coca-Cola Bottling Co. Consolidated	3,600	207,720
Coca-Cola Enterprises, Inc.	258,071	6,787,267
Constellation Brands, Inc. Class A (sub. vtg.) (a)	157,356	3,197,474
Dr Pepper Snapple Group, Inc.	186,504	6,725,334
Hansen Natural Corp. (a)	54,046	3,110,347
Jones Soda Co. (a)(d)	17,449	23,905
Molson Coors Brewing Co. Class B	125,105	5,721,052
National Beverage Corp.	8,950	113,576
PepsiCo, Inc.	1,261,314	79,992,534
The Coca-Cola Co.	1,706,809	109,099,231
		222,776,820
Food & Staples Retailing - 1.9%
Andersons, Inc. (d)	19,232	923,905
Arden Group, Inc. Class A	100	7,780
BJ's Wholesale Club, Inc. (a)	39,726	1,923,533
Casey's General Stores, Inc.	33,782	1,387,427
Costco Wholesale Corp.	343,938	25,723,123
CVS Caremark Corp.	1,086,831	35,930,633
Fresh Market, Inc.	10,345	422,076
Ingles Markets, Inc. Class A	17,056	327,987
Kroger Co.	464,207	10,630,340
Nash-Finch Co. (d)	13,340	538,536
PriceSmart, Inc.	10,766	383,162
Rite Aid Corp. (a)	432,490	566,562
Ruddick Corp.	28,443	1,043,858
Safeway, Inc.	287,468	6,272,552
Spartan Stores, Inc.	28,988	436,849
SUPERVALU, Inc.	164,399	1,418,763
Susser Holdings Corp. (a)	7,000	96,950
Sysco Corp.	467,006	12,978,097
The Pantry, Inc. (a)	28,291	445,866
United Natural Foods, Inc. (a)(d)	35,816	1,520,389
Village Super Market, Inc. Class A	3,900	117,156
Wal-Mart Stores, Inc.	1,619,392	84,175,996
Walgreen Co.	780,373	33,821,366
Weis Markets, Inc.	8,764	347,668
Whole Foods Market, Inc.	104,950	6,145,872
Winn-Dixie Stores, Inc. (a)(d)	66,467	463,940
		228,050,386
Food Products - 1.6%
Alico, Inc.	200	5,302
Archer Daniels Midland Co.	468,401	17,415,149
B&G Foods, Inc. Class A (d)	20,013	300,195
Bridgford Foods Corp.	400	4,560
Bunge Ltd.	112,319	8,106,062
Cal-Maine Foods, Inc. (d)	17,225	497,286

	Shares	Value
Calavo Growers, Inc.	7,771	$ 180,443
Campbell Soup Co. (d)	165,279	5,563,291
Chiquita Brands International, Inc. (a)(d)	35,778	615,024
ConAgra Foods, Inc.	344,650	7,982,094
Corn Products International, Inc.	57,189	2,791,967
Darling International, Inc. (a)	82,951	1,152,189
Dean Foods Co. (a)(d)	139,443	1,472,518
Del Monte Foods Co.	148,122	2,803,949
Diamond Foods, Inc. (d)	21,341	1,087,324
Dole Food Co., Inc. (a)(d)	21,647	319,293
Farmer Brothers Co.	3,606	47,347
Flowers Foods, Inc.	68,755	1,828,883
Fresh Del Monte Produce, Inc. (d)	34,840	995,727
General Mills, Inc.	484,477	17,993,476
Green Mountain Coffee Roasters, Inc. (a)(d)	91,283	3,722,521
H.J. Heinz Co.	254,367	12,774,311
Hain Celestial Group, Inc. (a)(d)	45,630	1,360,687
Harbinger Group, Inc. (a)	880	4,778
Hershey Co.	123,698	6,471,879
Hormel Foods Corp.	110,923	3,039,290
HQ Sustainable Maritime Industries, Inc. (a)(d)	14,936	61,088
Imperial Sugar Co.	12,258	132,386
J&J Snack Foods Corp.	11,964	526,057
John B. Sanfilippo & Son, Inc. (a)(d)	2,965	35,728
Kellogg Co.	201,602	10,797,803
Kraft Foods, Inc. Class A	1,285,932	40,944,075
Lancaster Colony Corp. (d)	16,472	950,764
McCormick & Co., Inc. (non-vtg.)	115,675	5,511,914
Mead Johnson Nutrition Co. Class A	162,466	9,723,590
Omega Protein Corp. (a)	15,162	174,211
Pilgrims Pride Corp. (a)	35,000	269,850
Ralcorp Holdings, Inc. (a)(d)	42,161	2,734,141
Reddy Ice Holdings, Inc. (a)	29,155	92,130
Sanderson Farms, Inc. (d)	18,854	779,613
Sara Lee Corp.	473,984	8,114,606
Seneca Foods Corp. Class A (a)(d)	6,140	172,718
Smart Balance, Inc. (a)	53,000	230,020
Smithfield Foods, Inc. (a)(d)	121,374	2,809,808
Snyders-Lance, Inc.	46,952	855,465
Tasty Baking Co.	200	588
The J.M. Smucker Co.	93,485	6,435,507
Tootsie Roll Industries, Inc.	15,067	430,916
TreeHouse Foods, Inc. (a)(d)	30,238	1,577,516
Tyson Foods, Inc. Class A	226,821	4,225,675
		196,121,714
Household Products - 1.7%
Central Garden & Pet Co. Class A (non-vtg.) (a)(d)	40,382	371,918
Church & Dwight Co., Inc.	51,938	3,918,203
Clorox Co.	106,735	7,232,364
Colgate-Palmolive Co.	387,132	30,397,605
Energizer Holdings, Inc. (a)	53,492	3,574,870
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - continued
Kimberly-Clark Corp.	327,351	$ 21,572,431
Oil-Dri Corp. of America	750	15,233
Procter & Gamble Co.	2,241,043	141,297,761
Spectrum Brands Holdings, Inc. (a)	14,000	401,800
WD-40 Co.	20,252	823,446
		209,605,631
Personal Products - 0.2%
Alberto-Culver Co.	67,139	2,500,256
Avon Products, Inc.	337,586	9,388,267
Elizabeth Arden, Inc. (a)(d)	20,607	599,458
Estee Lauder Companies, Inc. Class A	93,032	8,783,151
Herbalife Ltd.	49,645	3,892,664
Inter Parfums, Inc.	10,839	195,861
Mannatech, Inc. (a)	6,969	13,450
MediFast, Inc. (a)(d)	11,894	275,227
Nu Skin Enterprises, Inc. Class A	48,093	1,535,129
Prestige Brands Holdings, Inc. (a)	32,209	354,943
Revlon, Inc. (a)	16,246	242,715
Schiff Nutrition International, Inc.	13,750	117,838
USANA Health Sciences, Inc. (a)(d)	6,205	216,058
		28,115,017
Tobacco - 1.3%
Alliance One International, Inc. (a)(d)	104,053	377,712
Altria Group, Inc.	1,666,546	42,280,272
Lorillard, Inc.	115,244	8,847,282
Philip Morris International, Inc.	1,466,302	92,054,440
Reynolds American, Inc.	263,923	9,057,837
Star Scientific, Inc. (a)(d)	56,989	102,580
Universal Corp. (d)	18,429	770,701
Vector Group Ltd. (d)	26,614	449,510
		153,940,334
TOTAL CONSUMER STAPLES		1,038,609,902
ENERGY - 11.9%
Energy Equipment & Services - 2.5%
Atwood Oceanics, Inc. (a)(d)	44,460	2,023,819
Baker Hughes, Inc.	338,771	24,069,680
Basic Energy Services, Inc. (a)(d)	29,402	563,930
Bristow Group, Inc. (a)(d)	26,059	1,248,747
Bronco Drilling Co., Inc. (a)	23,244	208,034
Cal Dive International, Inc. (a)(d)	86,617	595,925
Cameron International Corp. (a)	191,525	11,324,873
Carbo Ceramics, Inc. (d)	17,271	2,141,086
Complete Production Services, Inc. (a)	59,235	1,706,560
Dawson Geophysical Co. (a)(d)	9,156	457,068
Diamond Offshore Drilling, Inc.	50,710	3,967,043
Dresser-Rand Group, Inc. (a)(d)	61,704	3,040,773
Dril-Quip, Inc. (a)(d)	22,873	1,754,359

	Shares	Value
Exterran Holdings, Inc. (a)(d)	50,379	$ 1,143,603
FMC Technologies, Inc. (a)	94,268	8,865,905
Global Geophysical Services, Inc. (a)	17,627	248,012
Global Industries Ltd. (a)(d)	92,739	832,796
Gulf Island Fabrication, Inc.	12,498	387,063
Gulfmark Offshore, Inc. Class A (a)	24,087	1,068,981
Halliburton Co.	723,267	33,950,153
Helix Energy Solutions Group, Inc. (a)(d)	77,302	1,190,451
Helmerich & Payne, Inc.	76,000	4,939,240
Hercules Offshore, Inc. (a)(d)	96,203	475,243
Hornbeck Offshore Services, Inc. (a)	33,678	956,792
ION Geophysical Corp. (a)(d)	101,992	1,307,537
Key Energy Services, Inc. (a)(d)	111,897	1,734,404
Lufkin Industries, Inc.	27,828	2,174,758
Matrix Service Co. (a)	22,497	314,058
McDermott International, Inc. (a)	195,554	4,487,964
Mitcham Industries, Inc. (a)	1,791	19,844
Nabors Industries Ltd. (a)	221,789	6,314,333
National Oilwell Varco, Inc.	333,321	26,522,352
Natural Gas Services Group, Inc. (a)	22,504	435,227
Newpark Resources, Inc. (a)(d)	99,384	693,700
Noble Corp.	202,739	9,064,461
Oceaneering International, Inc. (a)	41,676	3,485,364
Oil States International, Inc. (a)(d)	41,683	3,034,106
OYO Geospace Corp. (a)(d)	2,440	248,099
Parker Drilling Co. (a)(d)	77,885	409,675
Patterson-UTI Energy, Inc.	120,755	3,301,442
PHI, Inc. (non-vtg.) (a)	17,859	383,969
Pioneer Drilling Co. (a)	54,390	615,695
Pride International, Inc. (a)	125,000	5,188,750
RigNet, Inc.	8,698	127,861
Rowan Companies, Inc. (a)	98,000	4,181,660
RPC, Inc. (d)	33,662	659,102
Schlumberger Ltd.	1,090,664	101,889,831
SEACOR Holdings, Inc.	18,244	1,728,984
Superior Energy Services, Inc. (a)	60,098	2,302,354
Tesco Corp. (a)(d)	29,100	535,149
TETRA Technologies, Inc. (a)	58,187	803,562
Tidewater, Inc.	40,000	2,488,400
Union Drilling, Inc. (a)	1,488	11,517
Unit Corp. (a)(d)	36,543	2,174,309
Weatherford International Ltd. (a)	582,317	14,080,425
Willbros Group, Inc. (a)	30,833	350,263
		308,229,291
Oil, Gas & Consumable Fuels - 9.4%
Abraxas Petroleum Corp. (a)(d)	65,966	393,817
Alon USA Energy, Inc.	10,971	121,559
Alpha Natural Resources, Inc. (a)(d)	94,101	5,102,156
Amyris, Inc. (d)	4,500	146,205
Anadarko Petroleum Corp.	393,890	32,232,019
Apache Corp.	290,763	36,234,885
Approach Resources, Inc. (a)	12,800	416,640
Arch Coal, Inc.	127,301	4,268,403
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Atlas Energy, Inc.	57,668	$ 1
ATP Oil & Gas Corp. (a)(d)	41,774	848,430
Berry Petroleum Co. Class A (d)	37,030	1,925,190
Bill Barrett Corp. (a)(d)	31,882	1,239,572
BPZ Energy, Inc. (a)(d)	90,823	590,350
Brigham Exploration Co. (a)(d)	95,630	3,498,145
Cabot Oil & Gas Corp.	77,842	3,554,266
Callon Petroleum Co. (a)	36,641	307,052
Carrizo Oil & Gas, Inc. (a)(d)	28,358	1,055,485
Cheniere Energy, Inc. (a)(d)	54,724	568,035
Chesapeake Energy Corp. (d)	514,458	18,319,849
Chevron Corp.	1,602,853	166,295,999
Cimarex Energy Co.	65,317	7,585,263
Clayton Williams Energy, Inc. (a)	9,020	956,842
Clean Energy Fuels Corp. (a)(d)	35,651	500,540
Cloud Peak Energy, Inc. (a)	44,056	903,148
Cobalt International Energy, Inc. (a)	145,700	2,281,662
Comstock Resources, Inc. (a)(d)	34,313	911,010
Concho Resources, Inc. (a)(d)	73,090	7,785,547
ConocoPhillips	1,109,081	86,364,137
CONSOL Energy, Inc.	180,000	9,127,800
Contango Oil & Gas Co. (a)(d)	22,189	1,359,742
Continental Resources, Inc. (a)(d)	25,537	1,775,588
Crosstex Energy, Inc. (d)	53,417	549,127
CVR Energy, Inc. (a)	57,262	1,082,252
Delek US Holdings, Inc.	38,177	429,491
Delta Petroleum Corp. (a)(d)	221,863	259,580
Denbury Resources, Inc. (a)	309,922	7,509,410
Devon Energy Corp.	327,184	29,917,705
DHT Holdings, Inc. (d)	69,764	324,403
El Paso Corp.	551,750	10,262,550
Endeavor International Corp. (a)(d)	9,943	134,330
Energy Partners Ltd. (a)	16,192	265,063
EOG Resources, Inc.	200,070	22,469,862
EQT Corp.	117,000	5,768,100
Evergreen Energy, Inc. (a)(d)	31,033	114,201
EXCO Resources, Inc. (d)	130,680	2,675,020
Exxon Mobil Corp.	4,029,615	344,652,933
Forest Oil Corp. (a)(d)	86,764	3,079,254
Frontier Oil Corp.	82,000	2,287,800
FX Energy, Inc. (a)(d)	22,198	254,389
Gasco Energy, Inc. (a)	113,818	60,893
Gastar Exploration Ltd. (a)	42,275	209,261
General Maritime Corp. (d)	67,360	188,608
Georesources, Inc. (a)	10,223	321,718
Gevo, Inc. (a)	5,780	113,924
GMX Resources, Inc. (a)(d)	86,977	451,411
Goodrich Petroleum Corp. (a)(d)	26,950	548,163
Green Plains Renewable Energy, Inc. (a)(d)	16,507	201,881
Gulfport Energy Corp. (a)(d)	19,316	571,560

	Shares	Value
Harvest Natural Resources, Inc. (a)(d)	38,697	$ 576,585
Hess Corp.	234,726	20,428,204
HKN, Inc. (a)	68	231
Holly Corp.	32,459	1,854,707
Houston American Energy Corp. (d)	8,657	138,599
Hyperdynamics Corp. (a)(d)	111,810	608,246
International Coal Group, Inc. (a)(d)	136,765	1,349,871
James River Coal Co. (a)(d)	36,139	758,919
Kinder Morgan Holding Co. LLC (d)	80,058	2,441,769
Kodiak Oil & Gas Corp. (a)	133,748	1,012,472
Magellan Petroleum Corp. (a)	41,755	113,156
Magnum Hunter Resources Corp. (a)(d)	44,502	318,634
Marathon Oil Corp.	564,286	27,988,586
Massey Energy Co.	81,679	5,172,731
McMoRan Exploration Co. (a)(d)	78,847	1,379,823
Murphy Oil Corp.	161,803	11,897,375
Newfield Exploration Co. (a)	104,259	7,589,013
Noble Energy, Inc.	136,427	12,641,326
Northern Oil & Gas, Inc. (a)(d)	40,341	1,281,634
Oasis Petroleum, Inc. (a)(d)	32,610	1,125,697
Occidental Petroleum Corp.	648,203	66,097,260
Overseas Shipholding Group, Inc. (d)	20,609	695,760
Pacific Ethanol, Inc. (a)(d)	101,720	69,170
Patriot Coal Corp. (a)(d)	73,538	1,735,497
Peabody Energy Corp.	212,025	13,885,517
Penn Virginia Corp.	47,991	780,814
Petrohawk Energy Corp. (a)	232,177	5,015,023
Petroleum Development Corp. (a)(d)	26,343	1,236,277
Petroquest Energy, Inc. (a)(d)	94,504	814,624
Pioneer Natural Resources Co.	76,752	7,854,800
Plains Exploration & Production Co. (a)(d)	109,334	4,282,613
QEP Resources, Inc.	135,525	5,360,014
Quicksilver Resources, Inc. (a)	108,843	1,685,978
Range Resources Corp.	123,069	6,682,647
Rentech, Inc. (a)(d)	148,574	190,175
Resolute Energy Corp. (a)(d)	31,183	565,348
Rex American Resources Corp. (a)	3,513	51,536
Rex Energy Corp. (a)	22,084	278,258
Rosetta Resources, Inc. (a)(d)	40,250	1,825,740
SandRidge Energy, Inc. (a)(d)	304,219	3,288,607
SemGroup Corp. Class A (a)	25,000	802,750
Ship Finance International Ltd. (NY Shares)	36,305	754,781
SM Energy Co. (d)	47,436	3,437,687
Southern Union Co. (d)	95,245	2,716,387
Southwestern Energy Co. (a)	270,991	10,698,725
Spectra Energy Corp.	512,650	13,713,388
Stone Energy Corp. (a)(d)	36,595	1,108,097
Sunoco, Inc.	92,131	3,856,604
Swift Energy Co. (a)	30,972	1,330,247
Syntroleum Corp. (a)(d)	28,735	46,263
Targa Resources Corp.	10,000	327,700
Teekay Corp. (d)	38,589	1,327,847
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tesoro Corp. (a)(d)	115,199	$ 2,739,432
Toreador Resources Corp. (a)(d)	22,602	342,872
Ultra Petroleum Corp. (a)	114,044	5,171,895
Uranium Energy Corp. (a)(d)	63,915	364,316
Uranium Resources, Inc. (a)(d)	97,363	275,537
USEC, Inc. (a)(d)	96,626	514,050
Vaalco Energy, Inc. (a)	79,391	636,716
Valero Energy Corp.	440,000	12,399,200
Venoco, Inc. (a)	15,290	282,101
Verenium Corp. (a)	607	1,985
W&T Offshore, Inc.	39,324	1,003,942
Warren Resources, Inc. (a)(d)	56,910	279,997
Western Refining, Inc. (a)(d)	37,718	613,672
Westmoreland Coal Co. (a)	6,000	81,600
Whiting Petroleum Corp. (a)	89,876	5,872,498
Williams Companies, Inc.	459,384	13,946,898
World Fuel Services Corp. (d)	52,000	2,154,880
		1,139,247,529
TOTAL ENERGY		1,447,476,820
FINANCIALS - 16.6%
Capital Markets - 2.3%
Affiliated Managers Group, Inc. (a)(d)	39,829	4,251,746
Ameriprise Financial, Inc.	199,334	12,621,829
Arlington Asset Investment Corp.	10,715	300,663
Artio Global Investors, Inc. Class A	26,178	414,921
Bank of New York Mellon Corp.	969,332	29,457,999
BGC Partners, Inc. Class A (d)	66,078	631,706
BlackRock, Inc. Class A	76,580	15,621,554
Calamos Asset Management, Inc. Class A	25,805	427,847
Charles Schwab Corp.	767,970	14,568,391
Cohen & Steers, Inc. (d)	20,212	590,190
Cowen Group, Inc. Class A (a)	17,367	74,331
Deerfield Capital Corp. (a)	4,533	29,329
Duff & Phelps Corp. Class A	14,998	236,219
E*TRADE Financial Corp. (a)	155,201	2,480,112
Eaton Vance Corp. (non-vtg.)	91,010	2,848,613
Evercore Partners, Inc. Class A	15,609	538,198
FBR Capital Markets Corp. (a)(d)	41,772	155,392
Federated Investors, Inc. Class B (non-vtg.) (d)	78,952	2,175,917
Financial Engines, Inc. (a)	21,430	523,106
Franklin Resources, Inc.	121,990	15,324,384
FXCM, Inc. Class A	16,595	188,851
GAMCO Investors, Inc. Class A	7,076	328,609
GFI Group, Inc.	80,788	403,940
Gleacher & Co., Inc. (a)(d)	42,081	80,796
Goldman Sachs Group, Inc.	345,310	56,554,872

	Shares	Value
Greenhill & Co., Inc. (d)	22,710	$ 1,631,259
HFF, Inc. (a)(d)	17,002	224,426
International Assets Holding Corp. (a)(d)	6,495	157,244
Internet Capital Group, Inc. (a)(d)	38,165	522,479
Invesco Ltd.	366,263	9,830,499
Investment Technology Group, Inc. (a)	36,048	690,319
Janus Capital Group, Inc.	156,245	2,098,370
Jefferies Group, Inc.	90,236	2,171,078
JMP Group, Inc.	3,457	29,523
KBW, Inc.	25,676	657,049
Knight Capital Group, Inc. Class A (a)(d)	74,358	1,041,756
LaBranche & Co., Inc. (a)(d)	68,828	289,078
Ladenburg Thalmann Financial Services, Inc. (a)	1,908	2,003
Legg Mason, Inc.	115,225	4,176,906
LPL Investment Holdings, Inc.	11,190	376,096
Medallion Financial Corp.	100	810
MF Global Holdings Ltd. (a)(d)	118,056	1,023,546
Morgan Stanley	1,104,554	32,783,163
Northern Trust Corp.	195,587	10,086,422
Oppenheimer Holdings, Inc. Class A (non-vtg.)	7,961	261,280
optionsXpress Holdings, Inc. (d)	43,413	703,725
Paulson Capital Corp. (a)	3,105	3,602
Penson Worldwide, Inc. (a)	22,876	150,524
Piper Jaffray Companies (a)(d)	16,738	688,769
Raymond James Financial, Inc.	80,871	3,098,977
Safeguard Scientifics, Inc. (a)(d)	27,743	582,048
Sanders Morris Harris Group, Inc.	28,032	197,065
SEI Investments Co. (d)	122,543	2,819,714
State Street Corp.	401,182	17,940,859
Stifel Financial Corp. (a)(d)	26,692	1,914,884
SWS Group, Inc.	28,138	151,664
T. Rowe Price Group, Inc.	206,440	13,827,351
TD Ameritrade Holding Corp. (d)	196,622	4,286,360
Teton Advisors, Inc. (a)	106	1,590
TradeStation Group, Inc. (a)(d)	56,768	382,049
U.S. Global Investments, Inc. Class A	8,884	69,562
Virtus Investment Partners, Inc. (a)	4,523	263,600
Waddell & Reed Financial, Inc. Class A (d)	70,958	2,865,284
Westwood Holdings Group, Inc.	1,501	56,333
		278,886,781
Commercial Banks - 3.0%
1st Source Corp.	10,000	195,700
1st United Bancorp, Inc. (a)	15,000	96,300
ACNB Corp.	4,408	67,442
Alliance Financial Corp.	3,000	95,190
Ameris Bancorp	16,909	170,612
Arrow Financial Corp.	11,279	282,426
Associated Banc-Corp. (d)	136,645	1,977,253
BancFirst Corp.	9,220	387,609
BancorpSouth, Inc. (d)	71,921	1,146,421
BancTrust Financial Group, Inc. (a)(d)	4,882	12,888
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Bank of Granite Corp. (a)(d)	15,998	$ 10,239
Bank of Hawaii Corp.	51,570	2,432,041
Bank of the Ozarks, Inc.	27,274	1,174,146
Banner Corp.	80,747	198,638
Bar Harbor Bankshares	3,125	90,781
BB&T Corp.	552,119	15,238,484
BCB Bancorp, Inc.	3,273	36,265
BOK Financial Corp. (d)	20,927	1,074,601
Boston Private Financial Holdings, Inc. (d)	58,029	411,426
Bryn Mawr Bank Corp.	7,149	149,772
Capital City Bank Group, Inc.	6,535	82,145
CapitalSource, Inc.	235,369	1,784,097
Cardinal Financial Corp.	10,620	118,201
Cascade Bancorp (a)(d)	1,796	16,649
Cathay General Bancorp	63,000	1,116,360
Center Bancorp, Inc. (d)	5,692	52,253
Central Pacific Financial Corp. (a)(d)	2,165	51,744
Chemical Financial Corp.	23,201	466,804
CIT Group, Inc. (a)	140,770	6,098,156
Citizens & Northern Corp.	10,210	160,399
Citizens Banking Corp., Michigan (a)(d)	281,585	236,785
City Holding Co. (d)	25,793	883,410
City National Corp.	38,448	2,264,972
CoBiz, Inc.	28,248	184,177
Columbia Banking Systems, Inc.	29,198	579,288
Comerica, Inc.	138,554	5,389,751
Commerce Bancshares, Inc.	63,332	2,543,413
Community Bank System, Inc.	31,618	795,509
Community Capital Corp. (a)	483	1,333
Community Trust Bancorp, Inc.	13,467	385,291
Cullen/Frost Bankers, Inc.	44,950	2,632,272
CVB Financial Corp. (d)	87,295	729,786
Danvers Bancorp, Inc.	21,111	461,064
East West Bancorp, Inc.	122,111	2,835,417
Eastern Virgina Bankshares, Inc.	955	3,715
Enterprise Financial Services Corp.	4,000	52,880
Fidelity Southern Corp.	3,634	30,816
Fifth Third Bancorp	730,314	10,662,584
Financial Institutions, Inc.	2,005	38,676
First Bancorp, North Carolina	10,694	157,630
First Bancorp, Puerto Rico (a)(d)	4,120	19,117
First Busey Corp. (d)	42,707	216,524
First Citizen Bancshares, Inc.	4,700	949,400
First Commonwealth Financial Corp. (d)	86,855	568,900
First Community Bancshares, Inc.	8,000	98,480
First Financial Bancorp, Ohio	45,155	764,474
First Financial Bankshares, Inc. (d)	23,918	1,200,684
First Financial Corp., Indiana	10,280	333,175
First Horizon National Corp.	201,971	2,322,667
First Interstate Bancsystem, Inc.	5,000	71,425
First M&F Corp.	2,524	9,692

	Shares	Value
First Merchants Corp.	29,096	$ 258,663
First Midwest Bancorp, Inc., Delaware (d)	63,633	768,050
First Republic Bank (d)	9,000	263,250
First United Corp.	3,511	12,815
FirstMerit Corp.	83,421	1,422,328
FNB Corp., North Carolina (a)(d)	2,866	1,003
FNB Corp., Pennsylvania	100,799	1,011,014
Fulton Financial Corp.	155,049	1,688,484
Glacier Bancorp, Inc.	73,313	1,145,882
Great Southern Bancorp, Inc.	7,927	169,876
Green Bankshares, Inc. (a)(d)	8,074	27,694
Guaranty Bancorp (a)	16,227	20,608
Hampton Roads Bankshares, Inc. (a)	200,000	190,000
Hancock Holding Co. (d)	29,737	1,030,982
Hanmi Financial Corp. (a)(d)	244,842	306,053
Hawthorn Bancshares, Inc.	1,549	13,662
Heartland Financial USA, Inc.	8,001	135,777
Heritage Commerce Corp. (a)	17,114	77,355
Heritage Financial Corp., Washington (a)	14,852	222,186
Home Bancshares, Inc.	29,199	657,853
Hudson Valley Holding Corp.	6,330	134,956
Huntington Bancshares, Inc.	672,568	4,600,365
IBERIABANK Corp. (d)	22,732	1,302,316
Independent Bank Corp. (a)	1,331	5,191
Independent Bank Corp., Massachusetts (d)	30,181	820,621
Integra Bank Corp. (a)(d)	11,329	3,399
International Bancshares Corp.	45,000	859,050
Intervest Bancshares Corp. Class A (a)	7,165	19,560
Investors Bancorp, Inc. (a)	47,394	641,715
KeyCorp	695,390	6,355,865
Lakeland Bancorp, Inc.	10,500	101,115
Lakeland Financial Corp.	11,837	265,386
M&T Bank Corp.	89,148	7,849,481
Macatawa Bank Corp. (a)(d)	13,284	49,948
MainSource Financial Group, Inc.	8,776	87,233
Marshall & Ilsley Corp.	431,599	3,353,524
MB Financial, Inc.	44,667	918,800
MBT Financial Corp. (a)(d)	1,800	3,114
Merchants Bancshares, Inc.	4,149	105,800
Metro Bancorp, Inc. (a)	13,444	164,823
Midsouth Bancorp, Inc.	4,009	56,888
Nara Bancorp, Inc. (a)(d)	35,918	376,421
National Penn Bancshares, Inc. (d)	140,507	1,115,626
NBT Bancorp, Inc.	39,420	877,095
NewBridge Bancorp (a)	8,389	43,036
North Valley Bancorp (a)	988	10,394
Northern States Financial Corp. (a)(d)	1,314	2,247
Northrim Bancorp, Inc.	3,414	63,398
Old National Bancorp, Indiana	71,743	803,522
Old Second Bancorp, Inc. (d)	21,643	22,292
OmniAmerican Bancorp, Inc. (a)	8,000	125,360
Oriental Financial Group, Inc.	28,148	336,932
Pacific Capital Bancorp NA (a)(d)	4,159	120,320
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Pacific Premier Bancorp, Inc. (a)	40	$ 274
PacWest Bancorp	37,815	783,149
Park National Corp.	10,079	663,501
Peoples Bancorp, Inc.	1,660	22,427
Peoples Financial Corp., Mississippi	3,102	51,586
Pinnacle Financial Partners, Inc. (a)(d)	34,998	558,218
PNC Financial Services Group, Inc.	421,885	26,030,305
Popular, Inc. (a)	800,000	2,600,000
Preferred Bank, Los Angeles California (a)	6,582	9,939
Premier Financial Bancorp, Inc.	134	909
Princeton National Bancorp, Inc. (a)(d)	2,956	16,583
PrivateBancorp, Inc. (d)	58,654	839,925
Prosperity Bancshares, Inc. (d)	38,585	1,575,040
Regions Financial Corp.	986,867	7,539,664
Renasant Corp. (d)	26,193	420,922
Republic Bancorp, Inc., Kentucky Class A (d)	21,178	362,991
Royal Bancshares of Pennsylvania, Inc. Class A (a)	3,140	5,605
S&T Bancorp, Inc.	33,224	740,895
S.Y. Bancorp, Inc.	7,621	189,001
Sandy Spring Bancorp, Inc.	14,605	278,809
SCBT Financial Corp.	12,206	395,352
Seacoast Banking Corp., Florida (a)(d)	15,254	25,017
Shore Bancshares, Inc.	3,440	34,331
Signature Bank, New York (a)(d)	34,658	1,798,404
Simmons First National Corp. Class A (d)	12,739	366,628
Southside Bancshares, Inc. (d)	10,593	241,626
Southwest Bancorp, Inc., Oklahoma (a)	17,968	255,685
State Bancorp, Inc., New York	4,423	46,530
StellarOne Corp.	13,915	204,968
Sterling Bancorp, New York	19,177	192,537
Sterling Bancshares, Inc.	95,935	868,212
Sterling Financial Corp., Washington (a)(d)	6,738	114,546
Suffolk Bancorp (d)	11,495	236,682
Sun Bancorp, Inc., New Jersey (a)(d)	3,985	17,454
SunTrust Banks, Inc.	397,566	11,994,566
Superior Bancorp (a)(d)	3,571	1,857
Susquehanna Bancshares, Inc. (d)	119,983	1,147,037
SVB Financial Group (a)(d)	33,142	1,795,634
Synovus Financial Corp.	602,626	1,536,696
Taylor Capital Group, Inc. (a)(d)	9,945	106,014
TCF Financial Corp.	104,758	1,700,222
Texas Capital Bancshares, Inc. (a)(d)	37,386	943,623
TIB Financial Corp. (a)(d)	250	4,875
Tompkins Financial Corp.	7,085	290,485
Tower Bancorp, Inc.	11,446	262,457
TowneBank (d)	21,000	312,690
Trico Bancshares (d)	14,031	227,723
Trustmark Corp.	48,414	1,135,308

	Shares	Value
U.S. Bancorp, Delaware	1,534,324	$ 42,546,805
UMB Financial Corp.	26,040	1,038,475
Umpqua Holdings Corp.	103,930	1,188,959
Union/First Market Bankshares Corp.	12,420	142,954
United Bankshares, Inc., West Virginia (d)	33,000	945,120
United Community Banks, Inc., Georgia (a)	79,388	108,762
Univest Corp. of Pennsylvania	4,000	72,160
Valley National Bancorp (d)	130,000	1,771,900
Virginia Commerce Bancorp, Inc. (a)(d)	31,207	184,121
VIST Financial Corp.	1,594	14,266
Washington Banking Co., Oak Harbor	6,532	92,101
Washington Trust Bancorp, Inc.	11,301	259,697
Webster Financial Corp.	61,869	1,434,123
Wells Fargo & Co.	3,984,198	128,530,227
WesBanco, Inc.	21,326	444,434
West Coast Bancorp (a)(d)	40,219	135,538
Westamerica Bancorp.	24,429	1,260,048
Western Alliance Bancorp. (a)	56,306	456,642
Whitney Holding Corp.	89,467	1,268,642
Wilmington Trust Corp., Delaware	66,212	297,292
Wilshire Bancorp, Inc. (d)	23,232	153,564
Wintrust Financial Corp.	29,600	993,968
Zions Bancorporation	134,784	3,148,554
		369,072,931
Consumer Finance - 0.6%
Advance America Cash Advance Centers, Inc.	28,794	154,912
American Express Co.	852,552	37,145,691
Capital One Financial Corp.	364,175	18,124,990
Cash America International, Inc. (d)	24,883	1,062,753
CompuCredit Holdings Corp. (a)(d)	12,844	85,541
Consumer Portfolio Services, Inc. (a)	2,866	3,583
Credit Acceptance Corp. (a)(d)	4,022	283,953
Discover Financial Services	430,878	9,371,597
Dollar Financial Corp. (a)(d)	31,121	665,678
EZCORP, Inc. (non-vtg.) Class A (a)	38,049	1,091,245
First Cash Financial Services, Inc. (a)(d)	23,673	775,054
First Marblehead Corp. (a)(d)	60,351	140,618
Green Dot Corp. Class A (d)	6,598	344,482
Imperial Holdings, Inc. (a)	13,442	147,055
Nelnet, Inc. Class A	25,839	576,985
Netspend Holdings, Inc.	13,348	174,992
SLM Corp. (a)	385,259	5,709,538
World Acceptance Corp. (a)(d)	17,760	1,062,226
		76,920,893
Diversified Financial Services - 3.5%
Asset Acceptance Capital Corp. (a)(d)	7,523	44,235
Asta Funding, Inc.	5,197	44,954
Bank of America Corp.	7,933,735	113,373,073
CBOE Holdings, Inc.	9,477	280,424
Citigroup, Inc. (a)	23,136,334	108,278,043
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
CME Group, Inc.	53,864	$ 16,766,786
Compass Diversified Holdings (d)	24,160	391,634
Encore Capital Group, Inc. (a)(d)	11,268	306,828
Gain Capital Holdings, Inc.	12,604	97,555
Interactive Brokers Group, Inc.	41,838	646,397
IntercontinentalExchange, Inc. (a)	57,910	7,424,062
JPMorgan Chase & Co.	3,128,964	146,091,329
Leucadia National Corp.	149,614	4,956,712
Life Partners Holdings, Inc. (d)	21,716	179,374
MarketAxess Holdings, Inc.	26,498	566,792
Marlin Business Services Corp. (a)	13,466	149,473
MicroFinancial, Inc.	100	478
Moody's Corp.	157,942	5,038,350
MSCI, Inc. Class A (a)(d)	92,862	3,296,601
NewStar Financial, Inc. (a)	20,000	211,800
NYSE Euronext	204,464	7,565,168
PHH Corp. (a)(d)	52,500	1,295,700
PICO Holdings, Inc. (a)(d)	19,316	573,878
Portfolio Recovery Associates, Inc. (a)	13,913	1,159,649
Resource America, Inc. Class A	2,747	17,389
The NASDAQ Stock Market, Inc. (a)	124,161	3,552,246
		422,308,930
Insurance - 4.0%
21st Century Holding Co.	1,486	4,948
ACE Ltd.	268,150	16,960,488
AFLAC, Inc.	373,218	21,967,611
Alleghany Corp.	5,797	1,975,328
Allied World Assurance Co. Holdings Ltd.	32,622	2,013,104
Allstate Corp.	400,006	12,712,191
American Equity Investment Life Holding Co. (d)	59,688	787,882
American Financial Group, Inc.	56,882	1,969,824
American Independence Corp. (a)	587	3,082
American International Group, Inc. (a)(d)	98,067	3,634,363
American National Insurance Co.	12,119	984,911
Amerisafe, Inc. (a)	26,805	535,028
Amtrust Financial Services, Inc. (d)	27,691	532,498
Aon Corp.	233,854	12,310,075
Arch Capital Group Ltd. (a)(d)	36,093	3,266,417
Argo Group International Holdings, Ltd.	30,409	1,158,279
Arthur J. Gallagher & Co.	81,950	2,573,230
Aspen Insurance Holdings Ltd. (d)	52,864	1,562,131
Assurant, Inc.	85,940	3,491,742
Assured Guaranty Ltd.	133,163	1,934,858
Axis Capital Holdings Ltd.	88,537	3,215,664
Baldwin & Lyons, Inc. Class B	4,120	100,487
Berkshire Hathaway, Inc. Class B (a)	1,529,043	133,454,873
Brown & Brown, Inc.	92,624	2,421,191
Cincinnati Financial Corp. (d)	117,516	4,001,420
Citizens, Inc. Class A (a)(d)	10,251	76,472

	Shares	Value
CNA Financial Corp.	15,858	$ 466,860
CNA Surety Corp. (a)	10,202	257,907
CNO Financial Group, Inc. (a)	192,391	1,392,911
Crawford & Co. Class B	12,173	53,561
Delphi Financial Group, Inc. Class A	36,189	1,120,411
Donegal Group, Inc. Class A	4,000	51,040
eHealth, Inc. (a)(d)	26,465	331,871
EMC Insurance Group	5,875	143,409
Employers Holdings, Inc.	42,267	850,412
Endurance Specialty Holdings Ltd. (d)	38,455	1,906,983
Enstar Group Ltd. (a)(d)	5,811	487,310
Erie Indemnity Co. Class A	22,876	1,597,660
Everest Re Group Ltd.	41,456	3,675,074
FBL Financial Group, Inc. Class A	15,106	471,911
Fidelity National Financial, Inc. Class A	162,508	2,250,736
First Acceptance Corp. (a)	4,717	8,538
First American Financial Corp.	116,084	1,829,484
Flagstone Reinsurance Holdings Ltd.	22,474	256,204
Fortegra Financial Corp. (a)	9,356	106,658
FPIC Insurance Group, Inc. (a)(d)	16,239	611,561
Genworth Financial, Inc. Class A (a)	381,393	5,045,829
Global Indemnity PLC (a)	15,947	355,618
Greenlight Capital Re, Ltd. (a)(d)	18,783	543,580
Hanover Insurance Group, Inc. (d)	33,881	1,574,450
Harleysville Group, Inc.	9,568	349,710
Hartford Financial Services Group, Inc.	350,791	10,383,414
HCC Insurance Holdings, Inc. (d)	82,771	2,577,489
Hilltop Holdings, Inc. (a)	49,607	480,196
Horace Mann Educators Corp.	44,112	747,698
Independence Holding Co.	2,923	24,758
Infinity Property & Casualty Corp.	15,555	944,344
Investors Title Co.	1,263	40,126
Kansas City Life Insurance Co.	1,314	44,860
Lincoln National Corp.	249,317	7,908,335
Loews Corp.	269,586	11,659,595
Maiden Holdings Ltd.	60,916	486,719
Markel Corp. (a)(d)	7,835	3,256,618
Marsh & McLennan Companies, Inc.	429,592	13,076,780
MBIA, Inc. (a)(d)	134,421	1,506,859
Meadowbrook Insurance Group, Inc. (d)	54,430	553,009
Mercury General Corp.	16,723	687,984
MetLife, Inc.	557,168	26,387,476
Montpelier Re Holdings Ltd. (d)	72,173	1,455,729
National Financial Partners Corp. (a)(d)	44,490	629,089
National Security Group, Inc.	1,845	24,465
National Western Life Insurance Co. Class A	1,133	198,139
Navigators Group, Inc. (a)(d)	12,414	651,238
Old Republic International Corp.	185,028	2,312,850
OneBeacon Insurance Group Ltd.	23,931	327,855
PartnerRe Ltd.	55,614	4,410,190
Phoenix Companies, Inc. (a)(d)	71,358	189,812
Platinum Underwriters Holdings Ltd.	38,282	1,596,359
Presidential Life Corp.	6,351	63,637
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Primerica, Inc. (d)	14,313	$ 368,703
Principal Financial Group, Inc.	236,559	8,104,511
ProAssurance Corp. (a)	25,095	1,589,266
Progressive Corp.	485,064	10,103,883
Protective Life Corp.	64,249	1,826,599
Prudential Financial, Inc.	387,848	25,532,034
Reinsurance Group of America, Inc.	73,923	4,464,210
RenaissanceRe Holdings Ltd.	44,781	3,001,223
RLI Corp.	15,165	870,623
Safety Insurance Group, Inc.	17,332	834,016
SeaBright Insurance Holdings, Inc.	44,303	466,511
Selective Insurance Group, Inc.	40,110	729,200
StanCorp Financial Group, Inc. (d)	43,542	2,002,932
State Auto Financial Corp.	7,238	125,073
Stewart Information Services Corp.	24,933	278,003
Symetra Financial Corp.	66,009	943,929
The Chubb Corp.	241,346	14,644,875
The Travelers Companies, Inc.	365,653	21,913,584
Torchmark Corp.	64,339	4,198,120
Tower Group, Inc. (d)	37,952	1,031,535
Transatlantic Holdings, Inc.	51,931	2,644,846
Unico American Corp.	4,102	38,969
United Fire & Casualty Co.	23,328	482,656
Unitrin, Inc.	41,693	1,221,188
Universal Insurance Holdings, Inc.	18,086	104,356
Unum Group	259,177	6,875,966
Validus Holdings Ltd.	56,912	1,761,426
W.R. Berkley Corp. (d)	98,803	2,959,150
Wesco Financial Corp.	707	276,550
White Mountains Insurance Group Ltd.	6,545	2,485,464
XL Group PLC Class A	249,983	5,837,103
		479,729,912
Real Estate Investment Trusts - 2.7%
Acadia Realty Trust (SBI) (d)	47,057	931,729
Agree Realty Corp. (d)	8,779	224,128
Alexanders, Inc.	2,552	1,009,903
Alexandria Real Estate Equities, Inc. (d)	42,174	3,382,355
AMB Property Corp. (SBI) (d)	128,160	4,662,461
American Assets Trust, Inc.	19,204	414,038
American Campus Communities, Inc.	55,800	1,864,836
American Capital Agency Corp. (d)	37,382	1,100,900
Annaly Capital Management, Inc.	613,844	11,006,223
Anworth Mortgage Asset Corp. (d)	145,796	1,040,983
Apartment Investment & Management Co. Class A	90,540	2,322,351
Apollo Commercial Real Estate Finance, Inc.	20,832	354,561
Arbor Realty Trust, Inc. (a)	16,496	117,452
Armour Residential REIT, Inc.	52,512	387,539
Ashford Hospitality Trust, Inc. (d)	78,987	814,356
Associated Estates Realty Corp.	30,533	496,161

	Shares	Value
AvalonBay Communities, Inc. (d)	66,000	$ 7,987,980
BioMed Realty Trust, Inc.	99,284	1,802,005
Boston Properties, Inc. (d)	109,060	10,461,035
Brandywine Realty Trust (SBI) (d)	114,604	1,409,629
BRE Properties, Inc.	46,920	2,229,169
BRT Realty Trust (a)	6,477	41,841
Camden Property Trust (SBI) (d)	49,657	2,938,205
Campus Crest Communities, Inc.	22,696	325,007
Capital Trust, Inc. Class A (a)	10,158	28,646
CapLease, Inc.	46,274	248,491
Capstead Mortgage Corp. (d)	66,807	877,844
CBL & Associates Properties, Inc. (d)	122,516	2,186,911
Cedar Shopping Centers, Inc.	41,816	253,405
Chesapeake Lodging Trust	21,388	397,817
Chimera Investment Corp. (d)	780,032	3,361,938
Cogdell Spencer, Inc. (d)	34,366	220,286
Colonial Properties Trust (SBI)	71,025	1,399,903
Colony Financial, Inc.	13,410	284,963
CommonWealth REIT	55,801	1,602,047
Coresite Realty Corp.	18,058	280,621
Corporate Office Properties Trust (SBI) (d)	50,620	1,815,739
Cousins Properties, Inc.	99,501	843,768
Crexus Investment Corp.	10,069	132,911
Cypress Sharpridge Investments, Inc. (d)	42,317	527,270
DCT Industrial Trust, Inc. (d)	180,385	1,013,764
Developers Diversified Realty Corp.	147,197	2,104,917
DiamondRock Hospitality Co. (a)(d)	107,551	1,264,800
Digital Realty Trust, Inc. (d)	68,561	4,032,758
Douglas Emmett, Inc. (d)	104,380	1,957,125
Duke Realty LP (d)	196,312	2,762,110
DuPont Fabros Technology, Inc. (d)	45,229	1,104,492
EastGroup Properties, Inc. (d)	28,128	1,280,668
Education Realty Trust, Inc.	55,549	458,279
Entertainment Properties Trust (SBI) (d)	35,700	1,701,819
Equity Lifestyle Properties, Inc.	25,578	1,484,547
Equity One, Inc. (d)	39,132	748,986
Equity Residential (SBI)	223,940	12,341,333
Essex Property Trust, Inc. (d)	22,071	2,731,948
Excel Trust, Inc.	35,087	428,412
Extra Space Storage, Inc.	77,216	1,525,016
Federal Realty Investment Trust (SBI)	44,198	3,720,588
FelCor Lodging Trust, Inc. (a)(d)	96,391	729,680
First Industrial Realty Trust, Inc. (a)(d)	65,380	732,910
First Potomac Realty Trust	52,304	843,664
Franklin Street Properties Corp. (d)	67,924	1,020,898
General Growth Properties, Inc.	330,254	5,257,644
Getty Realty Corp. (d)	26,651	784,072
Gladstone Commercial Corp.	1,075	19,737
Glimcher Realty Trust (d)	77,230	710,516
Government Properties Income Trust	22,979	624,339
Gramercy Capital Corp. (a)(d)	15,559	81,840
Hatteras Financial Corp.	43,371	1,282,914
HCP, Inc. (d)	287,067	10,908,546
Health Care REIT, Inc. (d)	111,562	5,825,768
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Healthcare Realty Trust, Inc. (d)	50,617	$ 1,179,376
Hersha Hospitality Trust	146,447	962,157
Highwoods Properties, Inc. (SBI) (d)	50,921	1,727,750
Home Properties, Inc.	28,080	1,654,474
Hospitality Properties Trust (SBI)	92,295	2,122,785
Host Hotels & Resorts, Inc. (d)	514,488	9,466,579
Hudson Pacific Properties, Inc.	10,000	150,500
Inland Real Estate Corp.	68,617	646,372
Institutional Financial Markets, Inc. (a)(d)	8,005	41,146
Invesco Mortgage Capital, Inc.	42,453	990,853
Investors Real Estate Trust	81,254	757,287
iStar Financial, Inc. (a)(d)	83,192	831,088
Kilroy Realty Corp. (d)	46,235	1,791,606
Kimco Realty Corp.	309,676	6,001,521
Kite Realty Group Trust	35,429	199,820
LaSalle Hotel Properties (SBI)	51,383	1,449,514
Lexington Corporate Properties Trust	126,084	1,194,015
Liberty Property Trust (SBI) (d)	82,573	2,788,490
LTC Properties, Inc.	31,300	914,586
Mack-Cali Realty Corp.	54,500	1,849,730
Medical Properties Trust, Inc.	102,197	1,198,771
MFA Financial, Inc.	225,363	1,908,825
Mid-America Apartment Communities, Inc.	25,168	1,635,165
Mission West Properties, Inc.	21,235	145,460
Monmouth Real Estate Investment Corp. Class A	6,448	53,260
MPG Office Trust, Inc. (a)(d)	45,085	178,086
National Health Investors, Inc. (d)	21,217	1,008,232
National Retail Properties, Inc. (d)	59,502	1,528,606
Nationwide Health Properties, Inc.	103,491	4,423,205
NorthStar Realty Finance Corp.	106,156	635,874
Omega Healthcare Investors, Inc. (d)	74,486	1,785,429
One Liberty Properties, Inc.	13,099	194,913
Parkway Properties, Inc.	34,871	565,259
Pebblebrook Hotel Trust	28,263	620,090
Pennsylvania Real Estate Investment Trust (SBI)	63,690	919,684
Pennymac Mortgage Investment Trust (d)	28,180	531,193
Piedmont Office Realty Trust, Inc. Class A (d)	107,070	2,141,400
Plum Creek Timber Co., Inc.	123,109	5,165,654
Post Properties, Inc. (d)	42,576	1,660,464
Potlatch Corp.	30,259	1,161,946
ProLogis Trust	446,763	7,264,366
PS Business Parks, Inc.	19,154	1,207,468
Public Storage	112,288	12,604,328
RAIT Financial Trust (SBI) (d)	74,227	253,856
Ramco-Gershenson Properties Trust (SBI) (d)	27,394	370,093
Rayonier, Inc.	57,591	3,532,056
Realty Income Corp.	85,414	3,072,342

	Shares	Value
Redwood Trust, Inc.	70,831	$ 1,160,212
Regency Centers Corp. (d)	59,047	2,671,877
Resource Capital Corp.	19,474	144,302
Sabra Health Care REIT, Inc.	51,918	956,330
Saul Centers, Inc.	12,825	589,950
Senior Housing Properties Trust (SBI)	93,166	2,286,294
Simon Property Group, Inc.	234,981	25,857,309
SL Green Realty Corp.	59,980	4,542,285
Sovran Self Storage, Inc. (d)	25,331	982,843
Starwood Property Trust, Inc.	52,143	1,219,625
Strategic Hotel & Resorts, Inc. (a)(d)	140,584	913,796
Sun Communities, Inc. (d)	32,457	1,122,363
Sunstone Hotel Investors, Inc. (a)(d)	91,009	977,437
Tanger Factory Outlet Centers, Inc. (d)	67,332	1,794,398
Taubman Centers, Inc. (d)	41,298	2,291,213
Terreno Realty Corp.	12,752	233,744
The Macerich Co. (d)	100,053	5,066,684
Transcontinental Realty Investors, Inc. (a)	600	2,502
Two Harbors Investment Corp.	31,201	344,771
U-Store-It Trust (d)	65,664	673,056
UDR, Inc. (d)	133,938	3,257,372
UMH Properties, Inc.	5,458	56,545
Universal Health Realty Income Trust (SBI)	9,854	391,894
Urstadt Biddle Properties, Inc.	365	5,928
Urstadt Biddle Properties, Inc. Class A	30,152	584,647
Ventas, Inc.	121,464	6,731,535
Vornado Realty Trust	142,712	13,319,311
Walter Investment Management Corp.	20,501	401,615
Washington (REIT) (SBI)	47,678	1,489,461
Weingarten Realty Investors (SBI) (d)	90,424	2,339,269
Weyerhaeuser Co.	419,640	10,243,412
Winthrop Realty Trust	13,788	168,214
		326,577,365
Real Estate Management & Development - 0.2%
Avatar Holdings, Inc. (a)	7,198	153,317
Brookfield Properties Corp.	214,355	3,760,730
CB Richard Ellis Group, Inc. Class A (a)	234,337	5,867,798
Consolidated-Tomoka Land Co.	2,829	96,978
Forest City Enterprises, Inc. Class A (a)(d)	93,347	1,764,258
Forestar Group, Inc. (a)(d)	26,562	511,584
Grubb & Ellis Co. (a)(d)	43,653	48,018
Howard Hughes Corp. (a)	28,213	1,629,865
Jones Lang LaSalle, Inc.	32,006	3,150,031
Kennedy-Wilson Holdings, Inc. (a)(d)	24,000	264,000
Maui Land & Pineapple, Inc. (a)	300	2,211
Tejon Ranch Co. (a)(d)	13,194	347,134
The St. Joe Co. (a)(d)	69,658	1,865,441
Thomas Properties Group, Inc. (a)(d)	17,236	58,085
		19,519,450
Thrifts & Mortgage Finance - 0.3%
Abington Bancorp, Inc.	11,402	142,525
Anchor BanCorp Wisconsin, Inc. (a)(d)	23,617	25,506
Astoria Financial Corp. (d)	81,000	1,135,620
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Bank Mutual Corp.	51,972	$ 240,111
BankAtlantic Bancorp, Inc. (non-vtg.) Class A (a)(d)	2,150	2,236
BankFinancial Corp.	10,309	90,204
BankUnited, Inc.	21,177	600,368
BCSB Bancorp, Inc. (a)	1,892	23,953
Beneficial Mutual Bancorp, Inc. (a)(d)	40,486	364,374
Berkshire Hills Bancorp, Inc. (d)	10,481	236,451
BofI Holding, Inc. (a)(d)	10,143	153,362
Brookline Bancorp, Inc., Delaware	98,980	1,028,402
Camco Financial Corp. (a)	404	861
Capitol Federal Financial, Inc.	129,436	1,636,071
CFS Bancorp, Inc.	800	4,520
Citizens South Banking Corp., Delaware	4,679	22,459
Clifton Savings Bancorp, Inc.	17,436	198,770
Dime Community Bancshares, Inc.	60,349	936,616
Doral Financial Corp. (a)	1,074	1,418
ESB Financial Corp. (d)	6,022	83,465
ESSA Bancorp, Inc.	5,000	65,000
Farmer Mac Class C (non-vtg.)	7,000	139,510
First Defiance Financial Corp. (a)	3,662	51,268
First Financial Holdings, Inc.	7,180	76,539
First Financial Service Corp. (a)	2,933	11,996
First Niagara Financial Group, Inc. (d)	153,000	2,215,440
First Place Financial Corp. (a)(d)	7,637	24,820
Flagstar Bancorp, Inc. (a)	282,825	494,944
Flushing Financial Corp.	24,451	350,138
Guaranty Federal Bancshares, Inc. (a)	1,075	6,558
HF Financial Corp.	3,182	35,002
Hingham Institution for Savings	1,751	87,988
Hudson City Bancorp, Inc.	389,464	4,478,836
Indiana Community Bancorp	2,634	40,959
Kaiser Federal Financial Group, Inc.	8,500	114,665
MGIC Investment Corp. (a)(d)	151,018	1,297,245
NASB Financial, Inc. (d)	1,400	21,112
New York Community Bancorp, Inc.	337,657	6,300,680
NewAlliance Bancshares, Inc.	85,443	1,336,329
Northwest Bancshares, Inc.	86,194	1,046,395
OceanFirst Financial Corp.	6,806	94,331
Ocwen Financial Corp. (a)(d)	53,024	560,994
Oritani Financial Corp.	29,198	375,778
Parkvale Financial Corp.	597	6,621
People's United Financial, Inc.	298,295	3,931,528
Provident Financial Holdings, Inc.	1,612	13,492
Provident Financial Services, Inc. (d)	65,598	971,506
Provident New York Bancorp	51,443	487,680
PVF Capital Corp. (a)	13,862	27,585
Radian Group, Inc.	97,912	691,259
Riverview Bancorp, Inc. (a)	7,997	24,071
Territorial Bancorp, Inc.	10,000	197,900
TF Financial Corp.	1,984	40,692

	Shares	Value
TFS Financial Corp. (d)	93,938	$ 975,076
The PMI Group, Inc. (a)(d)	92,179	272,850
Timberland Bancorp, Inc.	5,856	34,140
Tree.com, Inc. (a)	3,810	25,946
Trustco Bank Corp., New York	84,969	512,363
United Community Financial Corp., Ohio (a)	12,927	19,520
ViewPoint Financial Group	28,177	374,191
Walker & Dunlop, Inc.	12,742	155,580
Washington Federal, Inc.	92,827	1,649,536
Westfield Financial, Inc.	33,627	305,333
WSFS Financial Corp.	7,336	343,472
		37,214,160
TOTAL FINANCIALS		2,010,230,422
HEALTH CARE - 10.9%
Biotechnology - 1.5%
Aastrom Biosciences, Inc. (a)(d)	91,262	198,039
Acadia Pharmaceuticals, Inc. (a)	22,950	34,655
Achillion Pharmaceuticals, Inc. (a)	33,302	193,485
Acorda Therapeutics, Inc. (a)(d)	30,000	629,100
ADVENTRX Pharmaceuticals, Inc. (a)(d)	16,006	33,773
Affymax, Inc. (a)	48,191	307,459
Agenus, Inc. (a)(d)	5,388	4,903
Alexion Pharmaceuticals, Inc. (a)(d)	70,613	6,798,620
Alkermes, Inc. (a)	76,000	1,089,080
Allos Therapeutics, Inc. (a)(d)	86,420	288,643
Alnylam Pharmaceuticals, Inc. (a)(d)	32,109	352,557
AMAG Pharmaceuticals, Inc. (a)(d)	30,416	559,959
Amgen, Inc. (a)	769,320	39,489,196
Amylin Pharmaceuticals, Inc. (a)(d)	103,288	1,580,306
Anacor Pharmaceuticals, Inc.	10,000	79,300
Anadys Pharmaceuticals, Inc. (a)	20,000	24,200
Anthera Pharmaceuticals, Inc. (d)	14,176	77,117
Arena Pharmaceuticals, Inc. (a)(d)	226,575	367,052
ARIAD Pharmaceuticals, Inc. (a)(d)	98,283	590,681
ArQule, Inc. (a)(d)	61,525	391,914
Array Biopharma, Inc. (a)(d)	66,004	184,811
AVEO Pharmaceuticals, Inc.	23,886	329,149
AVI BioPharma, Inc. (a)(d)	131,618	263,236
Avigen, Inc. rights (a)	1,600	0
BioCryst Pharmaceuticals, Inc. (a)(d)	33,140	143,828
Biogen Idec, Inc. (a)	181,936	12,444,422
BioMarin Pharmaceutical, Inc. (a)(d)	85,226	2,084,628
Biosante Pharmaceuticals, Inc. (a)	80,835	173,795
BioTime, Inc. (a)(d)	13,700	94,393
Capstone Therapeutics Corp. (a)	7,445	3,425
Cardium Therapeutics, Inc. (a)(d)	215,329	80,318
Cel-Sci Corp. (a)(d)	266,957	176,325
Celera Corp. (a)(d)	65,299	415,302
Celgene Corp. (a)	367,509	19,514,728
Cell Therapeutics, Inc. (a)(d)	522,189	146,213
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Celldex Therapeutics, Inc. (a)(d)	34,480	$ 135,506
Cephalon, Inc. (a)(d)	57,577	3,242,161
Cepheid, Inc. (a)(d)	45,427	1,204,270
Chelsea Therapeutics International Ltd. (a)	26,240	108,371
Clinical Data, Inc. (a)(d)	12,781	388,159
Codexis, Inc. (a)	15,807	168,503
Cubist Pharmaceuticals, Inc. (a)(d)	45,855	1,005,600
Curis, Inc. (a)	60,335	187,642
Cyclacel Pharmaceuticals, Inc. (a)	39,932	51,512
Cytokinetics, Inc. (a)(d)	68,979	108,297
Cytori Therapeutics, Inc. (a)(d)	29,925	174,164
CytRx Corp. (a)(d)	78,079	74,175
Dendreon Corp. (a)	111,773	3,754,455
Discovery Laboratories, Inc. (a)	253	521
Dyax Corp. (a)	67,938	116,853
Dynavax Technologies Corp. (a)(d)	152,859	457,048
Emergent BioSolutions, Inc. (a)	21,536	453,117
EntreMed, Inc. (a)	336	1,730
Enzon Pharmaceuticals, Inc. (a)(d)	50,521	539,564
Exact Sciences Corp. (a)(d)	53,869	292,509
Exelixis, Inc. (a)(d)	113,877	1,417,769
Genomic Health, Inc. (a)(d)	11,085	279,785
GenVec, Inc. (a)	94,694	42,148
Genzyme Corp. (a)	202,735	15,296,356
Geron Corp. (a)(d)	92,057	455,682
Gilead Sciences, Inc. (a)	670,144	26,122,213
GTx, Inc. (a)(d)	15,000	38,700
Halozyme Therapeutics, Inc. (a)(d)	76,820	530,826
Hemispherx Biopharma, Inc. (a)(d)	94,845	42,680
Human Genome Sciences, Inc. (a)	146,880	3,676,406
iBio, Inc. (a)(d)	12,465	46,245
Idenix Pharmaceuticals, Inc. (a)	4,502	15,217
Idera Pharmaceuticals, Inc. (a)	9,000	23,850
ImmunoGen, Inc. (a)(d)	67,288	606,265
Immunomedics, Inc. (a)(d)	63,727	233,241
Incyte Corp. (a)(d)	95,742	1,309,751
Infinity Pharmaceuticals, Inc. (a)(d)	53	307
Insmed, Inc. (a)	80,031	43,617
InterMune, Inc. (a)(d)	36,812	1,347,687
Ironwood Pharmaceuticals, Inc. Class A	29,634	362,424
Isis Pharmaceuticals, Inc. (a)(d)	74,678	681,063
Keryx Biopharmaceuticals, Inc. (a)	76,871	303,640
Lexicon Pharmaceuticals, Inc. (a)(d)	155,502	301,674
Ligand Pharmaceuticals, Inc.:
rights 12/31/11 (a)	2,082	0
Class B (a)	19,491	211,282
MannKind Corp. (a)(d)	91,402	341,843
Marina Biotech, Inc. (a)	6,369	4,451
Maxygen, Inc.	43,678	182,137
Medivation, Inc. (a)(d)	28,094	485,464

	Shares	Value
Metabolix, Inc. (a)(d)	16,896	$ 153,416
Micromet, Inc. (a)	87,334	544,091
Momenta Pharmaceuticals, Inc. (a)(d)	30,314	420,758
Myrexis, Inc. (a)	80,016	306,461
Myriad Genetics, Inc. (a)(d)	72,648	1,345,441
Nabi Biopharmaceuticals (a)	40,817	231,024
Neurocrine Biosciences, Inc. (a)	48,689	328,651
Novavax, Inc. (a)(d)	92,577	240,700
NPS Pharmaceuticals, Inc. (a)(d)	78,167	604,231
Omeros Corp. (a)(d)	5,151	33,430
OncoGenex Pharmaceuticals, Inc. (a)	4,200	65,940
Oncothyreon, Inc. (a)(d)	20,000	63,400
ONYX Pharmaceuticals, Inc. (a)	47,568	1,676,296
Opko Health, Inc. (a)	62,927	303,937
Orchid Cellmark, Inc. (a)	3,164	6,581
OREXIGEN Therapeutics, Inc. (a)(d)	39,620	129,161
Osiris Therapeutics, Inc. (a)(d)	16,000	106,080
Oxygen Biotherapeutics, Inc. (a)	31,947	61,658
PDL BioPharma, Inc. (d)	122,067	677,472
Peregrine Pharmaceuticals, Inc. (a)	27,582	61,508
Pharmacyclics, Inc. (a)(d)	26,224	135,316
Pharmasset, Inc. (a)(d)	20,687	1,034,350
PharmAthene, Inc. (a)(d)	59,759	187,046
Poniard Pharmaceuticals, Inc. (a)(d)	83,966	29,388
Progenics Pharmaceuticals, Inc. (a)(d)	24,778	139,996
PROLOR Biotech, Inc. (a)	30,000	171,000
Regeneron Pharmaceuticals, Inc. (a)(d)	51,359	1,862,791
Repligen Corp. (a)	6,096	29,383
Rigel Pharmaceuticals, Inc. (a)(d)	54,426	380,438
Sangamo Biosciences, Inc. (a)(d)	43,327	358,314
Savient Pharmaceuticals, Inc. (a)(d)	51,925	500,557
SciClone Pharmaceuticals, Inc. (a)(d)	32,590	144,700
Seattle Genetics, Inc. (a)(d)	73,430	1,090,436
SIGA Technologies, Inc. (a)(d)	34,317	459,848
Spectrum Pharmaceuticals, Inc. (a)(d)	33,764	229,258
StemCells, Inc. (a)(d)	170,386	158,476
Sunesis Pharmaceuticals, Inc. (a)(d)	15,446	32,437
Talecris Biotherapeutics Holdings Corp. (a)	46,253	1,153,550
Targacept, Inc. (a)	14,540	416,862
Telik, Inc. (a)	13,264	13,927
Theravance, Inc. (a)(d)	50,642	1,153,625
Trimeris, Inc. (a)(d)	16,866	43,177
United Therapeutics Corp. (a)(d)	39,375	2,655,056
Vanda Pharmaceuticals, Inc. (a)(d)	33,405	245,861
Vertex Pharmaceuticals, Inc. (a)(d)	159,073	7,423,937
Vical, Inc. (a)(d)	26,845	56,643
XOMA Ltd. (a)(d)	17,722	92,686
Zalicus, Inc. (a)(d)	78,719	170,820
ZIOPHARM Oncology, Inc. (a)	43,000	261,870
Zogenix, Inc.	36,257	147,929
		184,151,405
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 2.1%
Abaxis, Inc. (a)(d)	27,094	$ 718,533
Abiomed, Inc. (a)(d)	42,289	527,344
Accuray, Inc. (a)(d)	40,848	404,395
Alere, Inc. (a)(d)	65,263	2,521,762
Align Technology, Inc. (a)(d)	51,536	1,074,526
Alphatec Holdings, Inc. (a)(d)	42,809	113,872
American Medical Systems Holdings, Inc. (a)(d)	63,108	1,382,696
Analogic Corp.	10,743	582,271
Angiodynamics, Inc. (a)(d)	30,684	516,105
ArthroCare Corp. (a)(d)	24,054	829,622
Atrion Corp.	239	42,145
Baxter International, Inc.	465,722	24,753,124
Beckman Coulter, Inc.	53,781	4,470,815
Becton, Dickinson & Co.	173,588	13,887,040
BioLase Technology, Inc. (a)	4,009	12,428
Boston Scientific Corp. (a)	1,185,154	8,485,703
BSD Medical Corp. (a)(d)	53,933	235,148
C. R. Bard, Inc. (d)	71,770	7,016,235
Cantel Medical Corp. (d)	25,300	552,805
CareFusion Corp. (a)	171,345	4,681,145
Cerus Corp. (a)(d)	23,958	82,416
Conceptus, Inc. (a)	31,351	440,795
CONMED Corp. (a)(d)	22,708	601,308
Cooper Companies, Inc.	33,367	2,062,748
Covidien PLC	395,005	20,323,007
Cryolife, Inc. (a)	24,384	131,674
Cutera, Inc. (a)(d)	17,971	173,600
Cyberonics, Inc. (a)(d)	30,265	999,653
Cynosure, Inc. Class A (a)	4,942	67,409
Delcath Systems, Inc. (a)(d)	66,496	435,549
DENTSPLY International, Inc.	110,548	4,131,179
DexCom, Inc. (a)(d)	35,872	524,807
Edwards Lifesciences Corp. (a)	96,849	8,236,039
Endologix, Inc. (a)	18,382	109,189
Exactech, Inc. (a)	2,735	51,828
Fonar Corp. (a)	837	1,691
Gen-Probe, Inc. (a)	36,069	2,268,019
Greatbatch, Inc. (a)(d)	25,965	646,009
Haemonetics Corp. (a)	19,792	1,220,177
Hansen Medical, Inc. (a)(d)	56,646	118,390
Hill-Rom Holdings, Inc.	45,296	1,724,419
Hologic, Inc. (a)	198,035	3,996,346
ICU Medical, Inc. (a)(d)	20,176	847,190
IDEXX Laboratories, Inc. (a)(d)	43,890	3,410,253
Immucor, Inc. (a)	49,842	970,424
Insulet Corp. (a)(d)	22,491	398,091
Integra LifeSciences Holdings Corp. (a)	16,514	828,177
Intuitive Surgical, Inc. (a)	31,154	10,216,954
Invacare Corp. (d)	33,053	977,377
IRIS International, Inc. (a)	23,799	241,560

	Shares	Value
IVAX Diagnostics, Inc. (a)	3,600	$ 4,392
Kensey Nash Corp. (a)(d)	21,899	575,068
Kewaunee Scientific Corp.	1,601	21,678
Kinetic Concepts, Inc. (a)(d)	47,167	2,309,768
Mako Surgical Corp. (a)(d)	24,534	505,400
Masimo Corp. (d)	39,321	1,185,135
Medical Action Industries, Inc. (a)	15,016	124,032
Medtronic, Inc.	864,531	34,512,078
MELA Sciences, Inc. (a)(d)	37,474	98,557
Meridian Bioscience, Inc. (d)	41,244	889,633
Merit Medical Systems, Inc. (a)(d)	27,493	469,580
Misonix, Inc. (a)	3,000	6,750
Natus Medical, Inc. (a)(d)	28,650	454,389
Neogen Corp. (a)(d)	25,894	968,177
Neoprobe Corp. (a)(d)	60,777	258,302
NuVasive, Inc. (a)(d)	32,642	872,521
NxStage Medical, Inc. (a)(d)	56,326	1,162,005
OraSure Technologies, Inc. (a)	23,767	164,705
Orthofix International NV (a)	19,109	603,844
Orthovita, Inc. (a)	32,597	77,581
Palomar Medical Technologies, Inc. (a)	18,403	294,080
Quidel Corp. (a)(d)	40,094	527,637
ResMed, Inc. (a)(d)	115,318	3,644,049
Retractable Technologies, Inc. (a)	6,105	9,890
RTI Biologics, Inc. (a)	25,405	68,339
Sirona Dental Systems, Inc. (a)(d)	36,788	1,856,322
SonoSite, Inc. (a)(d)	22,115	795,034
St. Jude Medical, Inc.	270,218	12,938,038
Staar Surgical Co. (a)	3,978	23,868
Stereotaxis, Inc. (a)(d)	28,535	112,713
Steris Corp.	38,336	1,297,674
Stryker Corp.	255,467	16,160,842
SurModics, Inc. (a)(d)	22,713	296,178
Symmetry Medical, Inc. (a)	34,161	308,815
Synovis Life Technologies, Inc. (a)	11,000	217,140
Teleflex, Inc. (d)	29,127	1,700,726
The Spectranetics Corp. (a)	20,955	101,003
Theragenics Corp. (a)	1,300	2,275
ThermoGenesis Corp. (a)	18,430	50,314
Thoratec Corp. (a)(d)	44,317	1,235,558
TomoTherapy, Inc. (a)	19,200	68,352
Unilife Corp. (a)(d)	35,000	165,200
Urologix, Inc. (a)(d)	3,800	2,318
Varian Medical Systems, Inc. (a)(d)	94,140	6,522,019
Vermillion, Inc. (a)(d)	6,106	30,408
Volcano Corp. (a)(d)	43,320	1,136,717
West Pharmaceutical Services, Inc. (d)	24,982	1,027,010
Wright Medical Group, Inc. (a)(d)	34,533	546,657
Young Innovations, Inc.	2,508	79,428
Zimmer Holdings, Inc. (a)	158,878	9,904,455
Zoll Medical Corp. (a)(d)	21,697	1,004,137
		246,434,783
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 2.2%
Accretive Health, Inc. (d)	22,424	$ 455,880
Aetna, Inc.	329,848	12,323,121
Air Methods Corp. (a)	15,951	925,796
Alliance Healthcare Services, Inc. (a)	64,441	266,786
Almost Family, Inc. (a)(d)	11,554	450,606
Amedisys, Inc. (a)(d)	22,394	804,392
America Service Group, Inc.	11,000	201,080
American Dental Partners, Inc. (a)(d)	4,710	60,524
AMERIGROUP Corp. (a)(d)	37,938	2,175,744
AmerisourceBergen Corp.	216,529	8,208,614
AMN Healthcare Services, Inc. (a)(d)	43,361	323,907
AmSurg Corp. (a)	29,663	700,937
Animal Health International, Inc. (a)	5,300	20,670
Assisted Living Concepts, Inc. Class A (a)	9,800	352,310
Bio-Reference Laboratories, Inc. (a)(d)	37,128	776,718
BioScrip, Inc. (a)(d)	35,637	150,388
Brookdale Senior Living, Inc. (a)	73,954	1,988,623
Capital Senior Living Corp. (a)	30,965	259,796
Cardinal Health, Inc.	276,959	11,532,573
CardioNet, Inc. (a)	39,738	191,537
Catalyst Health Solutions, Inc. (a)	30,014	1,356,933
Centene Corp. (a)(d)	37,731	1,149,664
Chemed Corp.	16,597	1,086,108
Chindex International, Inc. (a)(d)	10,687	190,763
CIGNA Corp.	217,032	9,130,536
Community Health Systems, Inc. (a)	73,887	3,019,762
Continucare Corp. (a)	25,320	143,311
Corvel Corp. (a)	4,953	245,174
Coventry Health Care, Inc. (a)	113,451	3,426,220
Cross Country Healthcare, Inc. (a)(d)	33,894	281,998
DaVita, Inc. (a)	80,252	6,369,601
Emergency Medical Services Corp. Class A (a)	25,548	1,613,356
Emeritus Corp. (a)	20,750	488,248
Epocrates, Inc. (a)	4,325	93,853
Express Scripts, Inc. (a)	401,472	22,570,756
Five Star Quality Care, Inc. (a)	28,197	197,943
Genoptix, Inc. (a)	34,019	850,135
Gentiva Health Services, Inc. (a)(d)	28,072	792,473
Hanger Orthopedic Group, Inc. (a)(d)	31,595	849,906
Health Management Associates, Inc. Class A (a)	199,688	1,996,880
Health Net, Inc. (a)(d)	75,662	2,225,976
HealthSouth Corp. (a)	66,911	1,619,915
Healthspring, Inc. (a)	40,674	1,530,969
Healthways, Inc. (a)(d)	39,343	549,622
Henry Schein, Inc. (a)(d)	70,932	4,892,889
HMS Holdings Corp. (a)(d)	21,930	1,657,031
Hooper Holmes, Inc. (a)	7,290	5,759
Humana, Inc. (a)	133,938	8,707,309

	Shares	Value
IPC The Hospitalist Co., Inc. (a)	26,472	$ 1,080,058
Kindred Healthcare, Inc. (a)(d)	26,367	657,066
Laboratory Corp. of America Holdings (a)(d)	79,881	7,199,675
Landauer, Inc.	12,764	802,856
LCA-Vision, Inc. (a)	8,343	58,985
LHC Group, Inc. (a)(d)	14,902	444,974
LifePoint Hospitals, Inc. (a)(d)	41,692	1,625,154
Lincare Holdings, Inc.	75,000	2,200,500
Magellan Health Services, Inc. (a)(d)	29,298	1,405,718
McKesson Corp.	206,106	16,340,084
Medcath Corp. (a)	8,479	120,571
Medco Health Solutions, Inc. (a)	346,481	21,357,089
MEDNAX, Inc. (a)	35,957	2,334,688
Molina Healthcare, Inc. (a)(d)	13,540	474,306
MWI Veterinary Supply, Inc. (a)(d)	16,080	1,113,058
National Healthcare Corp.	5,662	269,511
Omnicare, Inc.	87,838	2,514,802
Owens & Minor, Inc.	48,226	1,504,651
Patterson Companies, Inc.	76,116	2,540,752
PDI, Inc. (a)	1,588	13,768
PharMerica Corp. (a)	33,940	398,795
Providence Service Corp. (a)	15,408	252,845
PSS World Medical, Inc. (a)(d)	45,479	1,183,364
Quest Diagnostics, Inc.	113,191	6,423,589
RehabCare Group, Inc. (a)	20,335	755,445
Rural/Metro Corp. (a)(d)	13,233	198,363
Select Medical Holdings Corp. (a)	44,061	343,676
Skilled Healthcare Group, Inc. (a)(d)	31,590	433,099
SRI/Surgical Express, Inc. (a)	900	5,175
Sun Healthcare Group, Inc. (a)	17,671	259,764
Sunrise Senior Living, Inc. (a)	36,429	414,926
Team Health Holdings, Inc. (a)(d)	15,989	295,637
Tenet Healthcare Corp. (a)	375,366	2,695,128
The Ensign Group, Inc.	5,545	168,623
Triple-S Management Corp. (a)(d)	23,521	464,775
U.S. Physical Therapy, Inc. (a)	13,075	258,493
UnitedHealth Group, Inc.	896,524	38,173,992
Universal American Financial Corp. (d)	39,049	803,628
Universal Health Services, Inc. Class B	70,000	3,199,700
VCA Antech, Inc. (a)(d)	63,658	1,593,996
Wellcare Health Plans, Inc. (a)	31,976	1,200,699
WellPoint, Inc.	317,927	21,132,608
		263,927,678
Health Care Technology - 0.1%
Allscripts-Misys Healthcare Solutions, Inc. (a)	135,089	2,884,150
athenahealth, Inc. (a)(d)	26,709	1,210,986
Cerner Corp. (a)(d)	54,220	5,446,399
Computer Programs & Systems, Inc.	18,590	1,004,046
Emdeon, Inc. Class A (a)	33,960	533,172
MedAssets, Inc. (a)(d)	34,152	483,934
Medidata Solutions, Inc. (a)	26,132	677,080
Merge Healthcare, Inc. (a)	25,482	127,665
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - continued
Omnicell, Inc. (a)	29,246	$ 393,066
Quality Systems, Inc.	16,154	1,290,705
Transcend Services, Inc. (a)	5,958	126,846
Vital Images, Inc. (a)	11,918	178,651
		14,356,700
Life Sciences Tools & Services - 0.6%
Accelrys, Inc. (a)	28,642	248,040
Affymetrix, Inc. (a)(d)	64,885	318,585
Agilent Technologies, Inc. (a)	275,415	11,589,463
Albany Molecular Research, Inc. (a)	27,799	125,651
Apricus Biosciences, Inc. (a)	6,666	35,730
Bio-Rad Laboratories, Inc. Class A (a)	14,972	1,709,204
Bruker BioSciences Corp. (a)	56,937	1,092,621
Caliper Life Sciences, Inc. (a)	25,794	172,562
Cambrex Corp. (a)	21,547	118,078
Charles River Laboratories International, Inc. (a)(d)	49,567	1,806,221
Covance, Inc. (a)(d)	50,041	2,823,814
Dionex Corp. (a)	14,117	1,663,265
Enzo Biochem, Inc. (a)	17,097	73,688
eResearchTechnology, Inc. (a)	63,136	400,914
Furiex Pharmaceuticals, Inc. (a)	6,538	108,662
Harvard Bioscience, Inc. (a)	786	3,415
Illumina, Inc. (a)(d)	99,356	6,895,306
Kendle International, Inc. (a)(d)	12,762	151,868
Life Technologies Corp. (a)	144,954	7,736,195
Luminex Corp. (a)(d)	37,497	705,694
Mettler-Toledo International, Inc. (a)(d)	25,328	4,340,459
PAREXEL International Corp. (a)(d)	49,175	1,154,137
PerkinElmer, Inc.	88,999	2,358,474
Pharmaceutical Product Development, Inc. (d)	82,350	2,262,155
pSivida Corp. (a)(d)	14,500	57,420
Sequenom, Inc. (a)	73,069	448,644
SeraCare Life Sciences, Inc. (a)	5,000	20,150
Strategic Diagnostics, Inc. (a)	3,100	6,882
Techne Corp.	29,133	2,088,545
Thermo Fisher Scientific, Inc. (a)	324,612	18,119,842
Waters Corp. (a)	71,604	5,946,712
		74,582,396
Pharmaceuticals - 4.4%
Abbott Laboratories	1,231,309	59,225,963
Adolor Corp. (a)	25,094	35,132
Akorn, Inc. (a)	30,000	167,700
Alexza Pharmaceuticals, Inc. (a)(d)	40,834	51,043
Allergan, Inc.	243,775	18,080,792
Ardea Biosciences, Inc. (a)	12,728	337,419
ARYx Therapeutics, Inc. (a)	12,000	3,202
Auxilium Pharmaceuticals, Inc. (a)(d)	39,949	897,654
AVANIR Pharmaceuticals Class A (a)(d)	61,339	231,248
BioMimetic Therapeutics, Inc. (a)(d)	11,148	150,275

	Shares	Value
Bristol-Myers Squibb Co.	1,369,438	$ 35,345,195
Cadence Pharmaceuticals, Inc. (a)(d)	50,023	375,673
Columbia Laboratories, Inc. (a)(d)	49,530	172,860
Corcept Therapeutics, Inc. (a)(d)	42,000	157,080
Cornerstone Therapeutics, Inc. (a)	9,000	48,510
CPEX Pharmaceuticals, Inc. (a)	293	7,981
Cumberland Pharmaceuticals, Inc. (a)(d)	3,775	23,103
DepoMed, Inc. (a)(d)	37,190	312,024
Durect Corp. (a)	39,673	128,541
Eli Lilly & Co.	783,568	27,080,110
Endo Pharmaceuticals Holdings, Inc. (a)(d)	79,535	2,825,083
Forest Laboratories, Inc. (a)	224,719	7,280,896
Hi-Tech Pharmacal Co., Inc. (a)(d)	14,969	345,634
Hospira, Inc. (a)	130,764	6,910,877
Impax Laboratories, Inc. (a)	42,956	884,464
Inspire Pharmaceuticals, Inc. (a)(d)	47,915	192,618
Jazz Pharmaceuticals, Inc. (a)	15,000	369,450
Johnson & Johnson	2,213,960	136,025,702
King Pharmaceuticals, Inc. (a)	198,041	2,820,104
KV Pharmaceutical Co. Class A (a)(d)	32,754	265,635
Lannett Co., Inc. (a)	32,187	182,500
MAP Pharmaceuticals, Inc. (a)	8,167	131,734
Medicis Pharmaceutical Corp. Class A	44,073	1,414,303
Merck & Co., Inc.	2,454,921	79,956,777
Mylan, Inc. (a)	338,262	7,736,052
Nektar Therapeutics (a)(d)	88,178	845,627
Obagi Medical Products, Inc. (a)	10,991	125,957
Optimer Pharmaceuticals, Inc. (a)	20,000	238,800
Pain Therapeutics, Inc. (d)	35,234	241,001
Par Pharmaceutical Companies, Inc. (a)(d)	24,793	765,608
Perrigo Co.	65,213	4,984,230
Pfizer, Inc.	6,434,965	123,808,727
Pozen, Inc. (a)	27,014	138,852
Questcor Pharmaceuticals, Inc. (a)(d)	62,225	806,436
Repros Therapeutics, Inc. (a)(d)	1,500	6,750
Salix Pharmaceuticals Ltd. (a)	44,956	1,498,833
Santarus, Inc. (a)(d)	27,322	87,157
Somaxon Pharmaceuticals, Inc. (a)(d)	60,795	185,425
SuperGen, Inc. (a)	33,124	98,378
The Medicines Company (a)(d)	50,220	873,326
ViroPharma, Inc. (a)	55,000	986,150
Vivus, Inc. (a)(d)	73,666	560,598
Warner Chilcott PLC	88,761	2,101,860
Watson Pharmaceuticals, Inc. (a)	103,343	5,786,175
XenoPort, Inc. (a)	38,768	281,843
		534,595,067
TOTAL HEALTH CARE		1,318,048,029
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 11.2%
Aerospace & Defense - 2.3%
AAR Corp. (a)(d)	34,613	$ 944,589
AeroCentury Corp. (a)	800	17,904
AeroVironment, Inc. (a)(d)	15,405	446,899
Alliant Techsystems, Inc.	24,830	1,791,981
American Science & Engineering, Inc.	10,075	947,050
Astronics Corp. (a)	2,747	59,225
BE Aerospace, Inc. (a)	79,310	2,674,333
Ceradyne, Inc. (a)	20,000	764,600
Cubic Corp.	15,635	786,597
Curtiss-Wright Corp. (d)	41,124	1,517,476
DigitalGlobe, Inc. (a)	22,344	721,264
Ducommun, Inc.	11,105	248,419
Esterline Technologies Corp. (a)	23,103	1,653,482
GenCorp, Inc. (non-vtg.) (a)(d)	85,231	442,349
General Dynamics Corp.	253,403	19,289,036
GeoEye, Inc. (a)	22,791	1,015,339
Goodrich Corp.	97,257	8,386,471
HEICO Corp. Class A	18,362	718,321
Herley Industries, Inc. (a)(d)	9,619	182,761
Hexcel Corp. (a)	69,932	1,297,239
Honeywell International, Inc.	570,274	33,024,567
Innovative Solutions & Support, Inc. (a)	23,580	140,065
ITT Corp.	142,651	8,263,772
KEYW Holding Corp.	7,000	99,750
Kratos Defense & Security Solutions, Inc. (a)	11,388	164,101
L-3 Communications Holdings, Inc.	88,784	7,039,683
Ladish Co., Inc. (a)	14,776	801,450
LMI Aerospace, Inc. (a)(d)	8,000	143,680
Lockheed Martin Corp.	229,901	18,198,963
Moog, Inc. Class A (a)(d)	31,269	1,419,925
National Presto Industries, Inc. (d)	4,905	620,679
Northrop Grumman Corp.	228,024	15,204,640
Orbital Sciences Corp. (a)(d)	46,501	827,253
Precision Castparts Corp.	112,266	15,913,706
Raytheon Co.	295,808	15,148,328
Rockwell Collins, Inc.	121,827	7,850,532
Spirit AeroSystems Holdings, Inc. Class A (a)(d)	75,975	1,974,590
Sypris Solutions, Inc. (a)	3,224	13,541
Taser International, Inc. (a)(d)	68,525	259,025
Teledyne Technologies, Inc. (a)(d)	26,970	1,412,419
The Boeing Co.	522,118	37,597,717
TransDigm Group, Inc. (a)	32,587	2,619,343
Triumph Group, Inc.	12,944	1,120,821
United Technologies Corp.	693,537	57,938,081
		271,701,966
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (a)	35,112	275,629
Atlas Air Worldwide Holdings, Inc. (a)	19,179	1,309,542
C.H. Robinson Worldwide, Inc.	132,227	9,571,913

	Shares	Value
Expeditors International of Washington, Inc.	167,584	$ 8,010,515
FedEx Corp.	234,399	21,100,598
Forward Air Corp.	27,531	815,744
Hub Group, Inc. Class A (a)	29,382	1,027,195
Pacer International, Inc. (a)(d)	34,535	187,525
United Parcel Service, Inc. Class B	561,303	41,424,161
UTI Worldwide, Inc.	83,200	1,655,680
		85,378,502
Airlines - 0.2%
AirTran Holdings, Inc. (a)	116,448	850,070
Alaska Air Group, Inc. (a)	27,766	1,650,689
Allegiant Travel Co. (d)	12,630	521,240
AMR Corp. (a)(d)	255,515	1,722,171
Delta Air Lines, Inc. (a)	618,002	6,946,342
Hawaiian Holdings, Inc. (a)(d)	43,857	291,210
JetBlue Airways Corp. (a)(d)	183,487	1,045,876
Pinnacle Airlines Corp. (a)(d)	13,246	80,138
Republic Airways Holdings, Inc. (a)(d)	49,898	316,353
SkyWest, Inc.	44,139	728,294
Southwest Airlines Co.	583,572	6,903,657
United Continental Holdings, Inc. (d)	248,063	5,963,435
US Airways Group, Inc. (a)(d)	136,465	1,174,964
		28,194,439
Building Products - 0.1%
A.O. Smith Corp.	32,101	1,296,880
AAON, Inc. (d)	23,897	733,638
American Woodmark Corp.	8,120	161,994
Ameron International Corp. (d)	7,610	537,723
Apogee Enterprises, Inc.	31,812	434,870
Armstrong World Industries, Inc. (d)	12,669	527,537
Builders FirstSource, Inc. (a)	18,709	44,715
Gibraltar Industries, Inc. (a)	19,000	205,770
Griffon Corp. (a)	45,173	544,786
Insteel Industries, Inc. (d)	19,514	241,388
Lennox International, Inc. (d)	38,000	1,843,000
Masco Corp.	279,616	3,799,981
NCI Building Systems, Inc. (a)(d)	18,615	263,030
Owens Corning (a)	86,862	3,103,579
Quanex Building Products Corp.	28,267	533,964
Simpson Manufacturing Co. Ltd. (d)	24,564	710,637
Trex Co., Inc. (a)(d)	13,593	407,110
Universal Forest Products, Inc. (d)	16,084	548,464
USG Corp. (a)(d)	54,636	936,461
		16,875,527
Commercial Services & Supplies - 0.7%
ABM Industries, Inc. (d)	38,140	1,015,668
ACCO Brands Corp. (a)(d)	40,654	347,592
American Reprographics Co. (a)(d)	29,951	266,564
APAC Customer Services, Inc. (a)	4,300	25,198
Avery Dennison Corp.	79,353	3,167,772
Casella Waste Systems, Inc. Class A (a)(d)	34,819	255,223
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Cenveo, Inc. (a)	56,902	$ 318,082
Cintas Corp.	95,446	2,683,942
Clean Harbors, Inc. (a)	18,419	1,692,338
Consolidated Graphics, Inc. (a)	10,742	585,869
Copart, Inc. (a)	57,451	2,413,517
Corrections Corp. of America (a)(d)	89,000	2,210,760
Courier Corp.	2,999	42,796
Covanta Holding Corp. (d)	107,050	1,811,286
Deluxe Corp. (d)	56,165	1,435,016
EnergySolutions, Inc. (d)	116,176	769,085
EnerNOC, Inc. (a)(d)	17,720	341,642
Ennis, Inc.	24,766	402,448
Fuel Tech, Inc. (a)(d)	25,272	189,035
G&K Services, Inc. Class A	11,022	357,333
Healthcare Services Group, Inc.	39,210	696,762
Herman Miller, Inc.	42,238	1,137,892
Higher One Holdings, Inc. (a)(d)	22,463	422,080
HNI Corp.	29,786	945,110
InnerWorkings, Inc. (a)(d)	33,190	271,162
Interface, Inc. Class A	40,371	672,985
Intersections, Inc.	8,825	88,162
Iron Mountain, Inc.	142,032	3,692,832
KAR Auction Services, Inc. (a)	10,875	152,685
Kimball International, Inc. Class B	18,777	134,443
Knoll, Inc.	37,498	775,084
M&F Worldwide Corp. (a)	9,630	238,920
McGrath RentCorp.	20,429	562,002
Metalico, Inc. (a)(d)	48,325	307,347
Mine Safety Appliances Co.	26,989	975,113
Mobile Mini, Inc. (a)(d)	18,629	423,623
Multi-Color Corp.	6,000	111,300
Perma-Fix Environmental Services, Inc. (a)	40,352	59,721
Pitney Bowes, Inc. (d)	157,493	3,965,674
Quad/Graphics, Inc. (a)	19,300	838,006
R.R. Donnelley & Sons Co.	159,272	2,965,645
Republic Services, Inc.	237,177	7,022,811
Rollins, Inc.	52,381	1,027,715
Schawk, Inc. Class A	4,896	88,471
Standard Parking Corp. (a)	4,477	81,302
Standard Register Co.	7,404	25,470
Steelcase, Inc. Class A	73,329	712,025
Stericycle, Inc. (a)(d)	67,558	5,838,362
Superior Uniform Group, Inc.	1,000	11,010
Swisher Hygiene, Inc. (a)	47,031	283,760
Sykes Enterprises, Inc. (a)	35,744	664,838
Team, Inc. (a)(d)	21,099	547,097
Tetra Tech, Inc. (a)	44,000	1,034,000
The Brink's Co.	44,106	1,361,552
The Geo Group, Inc. (a)(d)	66,956	1,702,691
TRC Companies, Inc. (a)	5,282	21,551

	Shares	Value
Unifirst Corp. Massachusetts	10,464	$ 590,170
United Stationers, Inc. (a)	17,897	1,206,616
US Ecology, Inc.	17,056	286,711
Viad Corp.	18,076	414,302
Virco Manufacturing Co.	3,120	9,984
Waste Connections, Inc.	97,628	2,830,236
Waste Management, Inc.	363,389	13,467,196
		78,995,584
Construction & Engineering - 0.4%
AECOM Technology Corp. (a)	105,381	3,018,112
Comfort Systems USA, Inc.	50,878	675,151
Dycom Industries, Inc. (a)(d)	30,197	521,200
EMCOR Group, Inc. (a)(d)	53,393	1,701,101
Fluor Corp.	141,375	10,003,695
Foster Wheeler AG (a)	92,328	3,338,580
Furmanite Corp. (a)	20,546	149,369
Granite Construction, Inc. (d)	26,266	748,581
Great Lakes Dredge & Dock Corp. (d)	45,451	357,699
Insituform Technologies, Inc. Class A (a)(d)	27,764	717,422
Integrated Electrical Services, Inc. (a)(d)	13,972	53,513
Jacobs Engineering Group, Inc. (a)	97,413	4,876,495
KBR, Inc.	123,453	4,049,258
Layne Christensen Co. (a)	17,863	596,088
MasTec, Inc. (a)	41,923	780,606
Michael Baker Corp. (a)	7,288	229,353
MYR Group, Inc. (a)	25,063	565,421
Northwest Pipe Co. (a)(d)	12,239	290,554
Orion Marine Group, Inc. (a)	18,394	227,166
Pike Electric Corp. (a)	16,312	158,553
Primoris Services Corp.	8,060	68,913
Quanta Services, Inc. (a)(d)	161,580	3,685,640
Shaw Group, Inc. (a)	62,523	2,483,414
Sterling Construction Co., Inc. (a)(d)	30,094	394,231
Tutor Perini Corp.	26,344	627,514
URS Corp. (a)	62,732	2,918,920
		43,236,549
Electrical Equipment - 0.8%
A123 Systems, Inc. (a)(d)	78,983	748,759
Active Power, Inc. (a)	36,438	81,986
Acuity Brands, Inc. (d)	36,015	2,035,568
Advanced Battery Technologies, Inc. (a)(d)	87,409	339,147
Allied Motion Technologies, Inc. (a)	4,896	39,168
Altair Nanotechnologies, Inc. (a)(d)	10,000	27,000
American Superconductor Corp. (a)(d)	35,578	943,529
AMETEK, Inc.	122,564	5,141,560
AZZ, Inc. (d)	14,324	611,062
Babcock & Wilcox Co. (a)	89,698	3,029,101
Beacon Power Corp. (a)(d)	22,902	78,783
Belden, Inc.	35,954	1,316,995
Brady Corp. Class A	38,539	1,377,384
Broadwind Energy, Inc. (a)(d)	45,253	72,405
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Capstone Turbine Corp. (a)(d)	340,397	$ 517,403
Coleman Cable, Inc. (a)(d)	900	6,651
Cooper Industries PLC Class A	128,000	8,236,800
Emerson Electric Co.	606,215	36,166,787
Encore Wire Corp.	24,064	564,541
Ener1, Inc. (a)(d)	30,034	110,825
Energy Focus, Inc. (a)	3,941	4,059
EnerSys (a)	40,960	1,454,080
Espey Manufacturing & Electronics Corp.	1,488	34,164
Franklin Electric Co., Inc.	16,711	710,218
FuelCell Energy, Inc. (a)(d)	167,928	293,874
Generac Holdings, Inc.	17,658	323,671
General Cable Corp. (a)(d)	39,657	1,721,907
Global Power Equipment Group, Inc. (a)	10,000	224,700
GrafTech International Ltd. (a)(d)	92,787	1,856,668
Hubbell, Inc. Class B	45,468	3,069,545
II-VI, Inc. (a)(d)	19,194	982,541
LSI Industries, Inc.	12,688	98,205
MagneTek, Inc. (a)	3,582	7,236
Nexxus Lighting, Inc. (a)	2,100	6,846
Plug Power, Inc. (a)	25,662	18,733
Polypore International, Inc. (a)(d)	16,415	959,293
Powell Industries, Inc. (a)(d)	8,981	335,800
PowerSecure International, Inc. (a)(d)	15,636	115,706
Regal-Beloit Corp. (d)	28,756	2,097,750
Rockwell Automation, Inc.	111,070	9,744,171
Roper Industries, Inc.	71,570	6,021,184
Satcon Technology Corp. (a)(d)	87,873	319,858
SL Industries, Inc. (a)	2,508	47,978
Thomas & Betts Corp. (a)	40,077	2,219,865
Ultralife Corp. (a)(d)	15,600	80,496
UQM Technologies, Inc. (a)(d)	3,800	11,628
Valence Technology, Inc. (a)(d)	12,072	18,229
Valpey Fisher Corp. (a)	2,100	8,715
Vicor Corp. (d)	9,086	138,380
Woodward, Inc. (d)	44,896	1,476,629
		95,847,583
Industrial Conglomerates - 2.1%
3M Co.	523,460	48,278,716
Carlisle Companies, Inc.	47,837	2,057,469
General Electric Co.	8,527,118	178,387,309
Raven Industries, Inc.	17,449	946,783
Seaboard Corp.	200	464,040
Standex International Corp.	12,568	430,705
Textron, Inc.	211,089	5,718,401
Tredegar Corp.	28,430	554,954
Tyco International Ltd.	395,435	17,929,023
United Capital Corp. (a)	2,262	62,160
		254,829,560

	Shares	Value
Machinery - 2.5%
3D Systems Corp. (a)(d)	12,122	$ 593,372
Accuride Corp. (a)	34,214	478,654
Actuant Corp. Class A (d)	50,064	1,416,811
Adept Technology, Inc. (a)	680	2,734
AGCO Corp. (a)(d)	70,543	3,864,346
Alamo Group, Inc.	8,200	238,948
Albany International Corp. Class A	22,131	539,111
Altra Holdings, Inc. (a)	22,128	478,629
American Railcar Industries, Inc. (a)	10,474	211,680
Ampco-Pittsburgh Corp.	6,549	173,679
ArvinMeritor, Inc. (a)	80,391	1,440,607
Astec Industries, Inc. (a)	11,966	410,793
Badger Meter, Inc.	22,495	884,278
Barnes Group, Inc. (d)	30,587	650,891
Blount International, Inc. (a)	34,987	531,802
Briggs & Stratton Corp.	49,425	994,925
Bucyrus International, Inc. Class A	58,993	5,371,903
Cascade Corp. (d)	10,279	502,232
Caterpillar, Inc.	455,056	46,838,914
Chart Industries, Inc. (a)	22,666	1,028,810
CIRCOR International, Inc.	15,202	602,759
CLARCOR, Inc. (d)	36,902	1,518,148
Colfax Corp. (a)	22,381	496,411
Columbus McKinnon Corp. (NY Shares) (a)(d)	19,359	334,330
Commercial Vehicle Group, Inc. (a)	19,815	312,284
Crane Co.	37,272	1,760,729
Cummins, Inc.	141,608	14,319,401
Danaher Corp.	401,715	20,326,779
Deere & Co.	335,894	30,280,844
Donaldson Co., Inc.	54,209	3,051,967
Dover Corp.	146,242	9,396,049
Dynamic Materials Corp.	14,847	392,406
Eaton Corp.	132,539	14,682,670
Energy Recovery, Inc. (a)	21,981	74,516
EnPro Industries, Inc. (a)(d)	28,181	1,118,222
ESCO Technologies, Inc.	23,553	901,844
Federal Signal Corp.	50,058	323,875
Flow International Corp. (a)	28,106	112,143
Flowserve Corp.	44,556	5,568,163
Force Protection, Inc. (a)(d)	66,175	333,522
FreightCar America, Inc. (d)	19,186	539,510
Gardner Denver, Inc.	39,209	2,867,746
Gorman-Rupp Co.	13,215	493,316
Graco, Inc. (d)	47,766	1,944,554
Graham Corp. (d)	7,797	165,530
Greenbrier Companies, Inc. (a)(d)	17,988	449,340
Hardinge, Inc.	11,551	154,206
Harsco Corp.	62,697	2,142,356
Hurco Companies, Inc. (a)	3,204	96,216
IDEX Corp.	60,393	2,490,607
Illinois Tool Works, Inc.	343,133	18,563,495
Ingersoll-Rand Co. Ltd.	255,511	11,574,648
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
John Bean Technologies Corp.	27,405	$ 519,873
Joy Global, Inc.	80,244	7,814,161
Kadant, Inc. (a)	14,460	376,249
Kaydon Corp. (d)	23,000	902,520
Kennametal, Inc.	60,540	2,328,368
L.B. Foster Co. Class A (a)(d)	12,372	519,624
Lincoln Electric Holdings, Inc.	33,079	2,361,179
Lindsay Corp. (d)	11,966	844,919
Manitowoc Co., Inc. (d)	105,350	2,086,984
Middleby Corp. (a)(d)	19,442	1,743,364
Miller Industries, Inc.	360	5,983
Mueller Industries, Inc.	27,714	941,722
Mueller Water Products, Inc. Class A	101,652	412,707
NACCO Industries, Inc. Class A	3,799	473,165
Navistar International Corp. (a)	42,279	2,620,452
NN, Inc. (a)	14,100	172,725
Nordson Corp.	23,310	2,538,692
Omega Flex, Inc. (a)	300	3,921
Oshkosh Co. (a)	71,173	2,538,741
PACCAR, Inc.	290,250	14,550,233
Pall Corp.	88,777	4,825,918
Parker Hannifin Corp.	126,995	11,325,414
Pentair, Inc. (d)	80,000	2,966,400
RBC Bearings, Inc. (a)	25,395	919,045
Robbins & Myers, Inc.	39,866	1,699,488
Sauer-Danfoss, Inc. (a)	11,435	349,111
Snap-On, Inc.	46,046	2,644,422
SPX Corp.	38,026	3,032,954
Sun Hydraulics Corp.	15,000	541,500
Tecumseh Products Co. Class A (non-vtg.) (a)	21,767	261,857
Tennant Co.	16,284	661,945
Terex Corp. (a)	85,000	2,868,750
Timken Co.	58,376	2,844,079
Titan International, Inc. (d)	37,101	891,166
Toro Co.	28,710	1,791,504
TriMas Corp. (a)	17,832	366,804
Trinity Industries, Inc. (d)	57,000	1,775,550
Twin Disc, Inc.	8,348	270,141
Valmont Industries, Inc. (d)	15,488	1,581,015
Wabash National Corp. (a)(d)	81,532	849,563
WABCO Holdings, Inc. (a)	55,565	3,246,663
Wabtec Corp.	36,463	2,069,640
Watts Water Technologies, Inc. Class A (d)	21,182	828,428
		306,408,644
Marine - 0.0%
Alexander & Baldwin, Inc.	31,226	1,309,618
Baltic Trading Ltd.	24,565	232,631
Eagle Bulk Shipping, Inc. (a)(d)	88,868	365,247

	Shares	Value
Genco Shipping & Trading Ltd. (a)(d)	31,967	$ 388,079
Horizon Lines, Inc. Class A	31,625	144,526
International Shipholding Corp.	6,249	152,726
Kirby Corp. (a)(d)	40,612	2,247,468
		4,840,295
Professional Services - 0.3%
Acacia Research Corp. - Acacia Technologies (a)(d)	35,320	1,035,582
Administaff, Inc.	18,343	549,006
Advisory Board Co. (a)(d)	16,258	831,759
Barrett Business Services, Inc.	2,508	36,592
CBIZ, Inc. (a)(d)	43,495	307,945
CDI Corp.	7,155	106,466
Corporate Executive Board Co.	28,235	1,131,376
CoStar Group, Inc. (a)(d)	18,378	1,041,481
CRA International, Inc. (a)(d)	18,135	470,422
CTPartners Executive Search, Inc.	1,000	15,500
Dolan Co. (a)	19,623	245,288
Dun & Bradstreet Corp.	39,637	3,202,670
Equifax, Inc.	97,011	3,468,143
Exponent, Inc. (a)(d)	18,059	710,622
FTI Consulting, Inc. (a)(d)	37,577	1,239,665
GP Strategies Corp. (a)	1,600	18,528
Heidrick & Struggles International, Inc.	25,893	705,066
Hill International, Inc. (a)	16,222	85,977
Hudson Highland Group, Inc. (a)(d)	6,919	46,426
Huron Consulting Group, Inc. (a)	19,198	534,088
ICF International, Inc. (a)	19,900	451,133
IHS, Inc. Class A (a)(d)	36,836	3,083,173
Kelly Services, Inc. Class A (non-vtg.) (a)(d)	22,445	471,794
Kforce, Inc. (a)(d)	30,240	540,086
Korn/Ferry International (a)(d)	34,882	797,403
LECG Corp. (a)	11,382	1,480
Manpower, Inc.	63,004	4,000,754
MISTRAS Group, Inc. (a)	11,517	173,792
Navigant Consulting, Inc. (a)	42,458	398,681
Nielsen Holdings B.V. (a)	56,234	1,495,262
On Assignment, Inc. (a)	30,613	321,437
RCM Technologies, Inc. (a)	1,400	7,112
Resources Connection, Inc.	37,123	716,103
Robert Half International, Inc.	113,000	3,604,700
School Specialty, Inc. (a)(d)	15,539	238,524
SFN Group, Inc. (a)	36,388	503,246
Spherix, Inc. (a)	2,713	1,351
Towers Watson & Co.	39,178	2,303,666
TrueBlue, Inc. (a)	31,970	516,316
Verisk Analytics, Inc. (a)	90,005	2,911,662
VSE Corp.	2,133	57,826
		38,378,103
Road & Rail - 0.9%
AMERCO (a)	5,493	530,569
Arkansas Best Corp. (d)	19,606	465,054
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Avis Budget Group, Inc. (a)(d)	91,148	$ 1,396,387
Celadon Group, Inc. (a)	16,994	248,282
Con-way, Inc. (d)	40,092	1,305,396
Covenant Transport Group, Inc. Class A (a)	2,866	24,934
CSX Corp.	297,790	22,233,001
Dollar Thrifty Automotive Group, Inc. (a)	21,490	1,141,334
Genesee & Wyoming, Inc. Class A (a)	29,171	1,519,517
Heartland Express, Inc. (d)	37,647	624,564
Hertz Global Holdings, Inc. (a)(d)	139,117	2,115,970
J.B. Hunt Transport Services, Inc.	68,820	2,863,600
Kansas City Southern (a)(d)	78,697	4,237,046
Knight Transportation, Inc.	37,691	701,430
Landstar System, Inc. (d)	37,300	1,658,731
Marten Transport Ltd.	24,195	516,563
Norfolk Southern Corp.	290,668	19,062,007
Old Dominion Freight Lines, Inc. (a)	44,557	1,371,464
Quality Distribution, Inc. (a)(d)	6,466	65,307
RailAmerica, Inc. (a)	25,136	377,040
Ryder System, Inc.	42,000	2,008,860
Saia, Inc. (a)(d)	13,559	204,470
Swift Transporation Co.	59,524	858,336
Union Pacific Corp.	398,144	37,986,919
Werner Enterprises, Inc. (d)	38,825	914,329
YRC Worldwide, Inc. (a)(d)	83,799	226,257
		104,657,367
Trading Companies & Distributors - 0.2%
Aceto Corp. (d)	15,986	126,769
Aircastle Ltd.	30,934	373,683
Applied Industrial Technologies, Inc.	27,153	869,982
Beacon Roofing Supply, Inc. (a)(d)	51,669	1,095,899
BlueLinx Corp. (a)	10,747	41,591
CAI International, Inc. (a)	8,922	188,968
Essex Rental Corp. (a)	15,231	96,717
Fastenal Co. (d)	105,916	6,580,561
GATX Corp.	31,808	1,103,420
H&E Equipment Services, Inc. (a)(d)	20,181	316,438
Houston Wire & Cable Co.	18,201	243,893
Interline Brands, Inc. (a)(d)	23,660	518,391
Kaman Corp. (d)	19,994	637,209
Lawson Products, Inc.	2,164	52,087
MSC Industrial Direct Co., Inc. Class A (d)	40,969	2,588,831
RSC Holdings, Inc. (a)(d)	43,640	594,813
Rush Enterprises, Inc. Class A (a)(d)	29,403	551,894
TAL International Group, Inc.	19,431	677,753
Textainer Group Holdings Ltd.	9,997	353,394
Titan Machinery, Inc. (a)(d)	20,049	515,861
United Rentals, Inc. (a)(d)	47,069	1,458,198
W.W. Grainger, Inc.	46,174	6,150,839
Watsco, Inc. (d)	19,797	1,278,490

	Shares	Value
WESCO International, Inc. (a)(d)	35,000	$ 2,037,700
Willis Lease Finance Corp. (a)	1,200	15,816
		28,469,197
TOTAL INDUSTRIALS		1,357,813,316
INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 2.1%
Acme Packet, Inc. (a)(d)	43,538	3,275,799
ADTRAN, Inc.	45,000	2,046,600
Alliance Fiber Optic Products, Inc. (a)	6,359	85,529
Anaren, Inc. (a)	27,831	590,574
Arris Group, Inc. (a)	89,892	1,186,574
Aruba Networks, Inc. (a)(d)	63,333	1,928,490
Aviat Networks, Inc. (a)	77,479	473,397
Bel Fuse, Inc. Class B (non-vtg.)	8,180	179,142
BigBand Networks, Inc. (a)(d)	52,482	136,453
Black Box Corp.	19,489	744,285
Blonder Tongue Laboratories, Inc. (a)	3,900	8,073
Blue Coat Systems, Inc. (a)(d)	35,999	1,013,012
Brocade Communications Systems, Inc. (a)	348,587	2,220,499
Calix Networks, Inc. (a)(d)	17,642	313,851
Ciena Corp. (a)(d)	71,876	1,981,621
Cisco Systems, Inc. (a)	4,426,249	82,151,181
Communications Systems, Inc.	2,718	43,869
Comtech Telecommunications Corp.	26,101	706,032
DG FastChannel, Inc. (a)(d)	30,761	1,018,497
Digi International, Inc. (a)	24,959	276,296
Ditech Networks, Inc. (a)	8,447	14,191
EchoStar Holding Corp. Class A (a)	37,613	1,305,171
EMCORE Corp. (a)(d)	69,212	193,101
EMS Technologies, Inc. (a)	24,115	468,796
Emulex Corp. (a)	77,716	854,876
Entrada Networks, Inc. (a)	150	0
Extreme Networks, Inc. (a)(d)	81,024	317,614
F5 Networks, Inc. (a)	63,123	7,449,145
Finisar Corp. (a)(d)	60,166	2,468,009
Globecomm Systems, Inc. (a)	13,582	144,648
Harmonic, Inc. (a)	87,814	843,893
Harris Corp.	98,382	4,590,504
Infinera Corp. (a)(d)	76,264	610,875
InterDigital, Inc. (d)	34,017	1,621,931
Ixia (a)(d)	35,026	614,706
JDS Uniphase Corp. (a)	195,500	4,822,985
Juniper Networks, Inc. (a)	418,758	18,425,352
KVH Industries, Inc. (a)	6,576	96,536
Lantronix, Inc. (a)	83	316
Loral Space & Communications Ltd. (a)	7,589	574,184
Meru Networks, Inc. (a)(d)	6,468	138,156
Motorola Mobility Holdings, Inc.	209,281	6,320,286
Motorola Solutions, Inc.	240,035	9,274,952
NETGEAR, Inc. (a)(d)	37,262	1,222,194
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Network Engines, Inc. (a)	2,300	$ 4,761
Network Equipment Technologies, Inc. (a)(d)	17,660	64,282
NumereX Corp. Class A (a)	3,105	28,566
Oclaro, Inc. (a)	33,507	590,728
Oplink Communications, Inc. (a)	17,767	483,440
Opnext, Inc. (a)(d)	45,408	190,260
Optical Cable Corp.	656	4,264
ORBCOMM, Inc. (a)	23,301	82,719
Parkervision, Inc. (a)	17,441	12,906
PC-Tel, Inc. (a)	2,627	19,676
Performance Technologies, Inc. (a)	3,463	6,926
Plantronics, Inc.	36,731	1,281,545
Polycom, Inc. (a)	65,048	3,109,294
Powerwave Technologies, Inc. (a)	103,954	383,590
Procera Networks, Inc. (a)	5,000	42,600
QUALCOMM, Inc.	1,281,108	76,328,415
Riverbed Technology, Inc. (a)(d)	113,996	4,706,895
SeaChange International, Inc. (a)(d)	20,553	194,020
Sonus Networks, Inc. (a)(d)	265,678	805,004
Sycamore Networks, Inc.	16,176	345,358
Symmetricom, Inc. (a)	25,258	142,960
Tekelec (a)(d)	52,160	400,067
Tellabs, Inc.	265,143	1,429,121
Telular Corp.	2,100	14,595
Tollgrade Communications, Inc. (a)	2,548	25,455
UTStarcom, Inc. (a)(d)	75,765	155,318
ViaSat, Inc. (a)(d)	27,907	1,161,210
Westell Technologies, Inc. Class A (a)	10,212	33,393
Zoom Technologies, Inc. (a)(d)	28,169	105,915
		254,905,478
Computers & Peripherals - 3.7%
Apple, Inc. (a)	732,671	258,786,724
Astro-Med, Inc.	5,359	40,246
Avid Technology, Inc. (a)(d)	21,770	480,246
Concurrent Computer Corp. (a)	1,148	7,037
Cray, Inc. (a)	27,805	205,201
Datalink Corp. (a)	2,627	17,732
Dataram Corp. (a)	3,881	8,965
Dell, Inc. (a)	1,374,380	21,756,435
Diebold, Inc.	49,625	1,744,815
Dot Hill Systems Corp. (a)	34,851	113,963
Electronics for Imaging, Inc. (a)(d)	64,810	1,000,018
EMC Corp. (a)	1,624,934	44,214,454
Hauppauge Digital, Inc. (a)	500	1,185
Hewlett-Packard Co.	1,812,120	79,062,796
Hutchinson Technology, Inc. (a)(d)	11,789	37,017
Hypercom Corp. (a)(d)	36,705	366,683
iGO, Inc. (a)(d)	21,591	82,262
Imation Corp. (a)	17,514	201,061
Immersion Corp. (a)	36,085	256,204

	Shares	Value
Intermec, Inc. (a)	38,256	$ 429,615
Interphase Corp. (a)	12,467	65,452
Intevac, Inc. (a)(d)	15,683	200,272
Lexmark International, Inc. Class A (a)(d)	60,587	2,273,830
MidgardXXI, Inc. (a)	10	0
NCR Corp. (a)	120,108	2,294,063
NetApp, Inc. (a)	281,809	14,558,253
Novatel Wireless, Inc. (a)(d)	32,010	189,499
OCZ Technology Group, Inc. (a)	20,732	156,112
Overland Storage, Inc. (a)	693	1,095
Presstek, Inc. (a)(d)	8,481	20,100
QLogic Corp. (a)	92,628	1,672,862
Quantum Corp. (a)(d)	145,293	376,309
Rimage Corp.	7,000	105,070
SanDisk Corp. (a)	183,487	9,100,955
Scan-Optics, Inc. (a)	300	0
Seagate Technology (a)	378,630	4,808,601
Silicon Graphics International Corp. (a)(d)	29,148	452,085
STEC, Inc. (a)(d)	30,010	613,104
Stratasys, Inc. (a)(d)	22,294	1,011,702
Super Micro Computer, Inc. (a)(d)	15,000	224,250
Synaptics, Inc. (a)(d)	25,614	755,613
Video Display Corp. (a)	3,439	13,240
Western Digital Corp. (a)	179,171	5,479,049
		453,184,175
Electronic Equipment & Components - 1.0%
Advanced Photonix, Inc. Class A (a)(d)	5,286	10,889
Aeroflex Holding Corp.	12,988	255,214
Agilysys, Inc. (a)(d)	29,574	148,461
Amphenol Corp. Class A	134,616	7,737,728
Anixter International, Inc. (d)	21,000	1,504,020
Arrow Electronics, Inc. (a)	89,004	3,488,957
Avnet, Inc. (a)	114,227	3,907,706
AVX Corp.	28,540	455,213
Benchmark Electronics, Inc. (a)	58,190	1,097,463
Brightpoint, Inc. (a)(d)	59,347	747,772
CalAmp Corp. (a)	3,621	11,044
Checkpoint Systems, Inc. (a)(d)	28,100	612,018
Clearfield, Inc. (a)	2,800	14,000
Cognex Corp.	28,237	788,095
Coherent, Inc. (a)(d)	23,737	1,465,760
Comverge, Inc. (a)	24,404	124,216
Corning, Inc.	1,244,802	28,705,134
CTS Corp. (d)	21,333	253,009
Daktronics, Inc. (d)	37,452	428,825
Dolby Laboratories, Inc. Class A (a)	51,564	2,607,591
DTS, Inc. (a)(d)	21,936	994,798
Echelon Corp. (a)(d)	28,938	253,497
Electro Rent Corp.	2,627	42,058
Electro Scientific Industries, Inc. (a)	25,174	383,652
Fabrinet (a)	15,195	444,150
FARO Technologies, Inc. (a)	21,693	773,355
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
FLIR Systems, Inc.	120,718	$ 3,899,191
Frequency Electronics, Inc. (a)	500	4,030
Gerber Scientific, Inc. (a)(d)	4,538	37,439
Giga-Tronics, Inc. (a)	3,000	7,620
GTSI Corp. (a)	2,376	11,262
Identive Group, Inc. (a)	600	1,578
IEC Electronics Corp. (a)(d)	100	847
Ingram Micro, Inc. Class A (a)	123,200	2,455,376
Insight Enterprises, Inc. (a)	30,442	556,784
IPG Photonics Corp. (a)(d)	19,405	1,104,533
Iteris, Inc. (a)	1,200	1,968
Itron, Inc. (a)(d)	31,958	1,812,338
Jabil Circuit, Inc.	153,436	3,288,133
KEMET Corp. (a)	27,578	383,334
L-1 Identity Solutions, Inc. (a)	65,365	778,497
LeCroy Corp. (a)	9,671	135,781
LightPath Technologies, Inc. Class A (a)	437	625
Littelfuse, Inc.	24,755	1,307,807
LoJack Corp. (a)	24,509	146,564
Maxwell Technologies, Inc. (a)(d)	16,314	295,447
Measurement Specialties, Inc. (a)	9,947	307,760
Mercury Computer Systems, Inc. (a)	16,844	319,699
Mesa Laboratories, Inc.	2,540	76,327
Methode Electronics, Inc. Class A	32,238	377,185
Micronetics, Inc. (a)	1,137	4,662
Microvision, Inc. (a)(d)	81,097	135,432
MOCON, Inc.	2,570	33,590
Molex, Inc. (d)	100,000	2,793,000
MTS Systems Corp.	19,462	901,285
Multi-Fineline Electronix, Inc. (a)(d)	11,912	340,921
National Instruments Corp.	63,904	1,989,332
NeoPhotonics Corp.	6,076	111,495
NetList, Inc. (a)	21,728	51,278
Newport Corp. (a)	27,067	450,666
OSI Systems, Inc. (a)	20,275	762,746
Park Electrochemical Corp. (d)	18,978	603,500
PC Connection, Inc. (a)	2,687	22,840
PC Mall, Inc. (a)	500	5,300
Planar Systems, Inc. (a)	2,649	6,887
Plexus Corp. (a)(d)	30,922	971,878
Power-One, Inc. (a)(d)	77,257	635,825
Pulse Electronics Corp.	34,299	207,166
RadiSys Corp. (a)(d)	10,726	89,348
Research Frontiers, Inc. (a)	2,000	15,680
Richardson Electronics Ltd.	8,705	113,165
Rofin-Sinar Technologies, Inc. (a)	25,906	1,004,635
Rogers Corp. (a)	20,008	943,577
Sanmina-SCI Corp. (a)	66,811	1,043,588
ScanSource, Inc. (a)	22,961	838,765
SMART Modular Technologies (WWH), Inc. (a)(d)	21,644	149,993

	Shares	Value
Spectrum Control, Inc. (a)	1,791	$ 25,092
SYNNEX Corp. (a)(d)	17,416	614,436
Tech Data Corp. (a)	35,292	1,749,777
Trimble Navigation Ltd. (a)(d)	91,432	4,493,883
TTM Technologies, Inc. (a)(d)	52,954	928,813
Tyco Electronics Ltd.	347,466	12,522,675
Universal Display Corp. (a)(d)	43,724	1,840,343
Viasystems Group, Inc. (a)	4,738	112,480
Vishay Intertechnology, Inc. (a)	151,851	2,649,800
Vishay Precision Group, Inc. (a)	11,162	184,731
Wayside Technology Group, Inc.	1,433	20,807
X-Rite, Inc. (a)(d)	29,750	138,338
Zygo Corp. (a)(d)	11,433	165,550
		114,238,029
Internet Software & Services - 1.7%
Akamai Technologies, Inc. (a)	142,260	5,339,018
Ancestry.com, Inc. (a)(d)	17,904	588,325
AOL, Inc. (a)	81,798	1,707,124
Autobytel, Inc. (a)	6,680	7,548
comScore, Inc. (a)(d)	24,813	683,102
Constant Contact, Inc. (a)(d)	25,942	750,502
DealerTrack Holdings, Inc. (a)(d)	40,324	813,738
Demand Media, Inc. (d)	7,292	164,070
Dice Holdings, Inc. (a)(d)	24,388	334,847
Digital River, Inc. (a)(d)	29,881	1,003,404
EarthLink, Inc.	93,772	771,744
EasyLink Services International Corp. (a)	600	2,502
eBay, Inc. (a)	895,621	30,007,782
Equinix, Inc. (a)(d)	35,156	3,038,885
Google, Inc. Class A (a)	186,654	114,493,564
GSI Commerce, Inc. (a)(d)	45,019	935,945
IAC/InterActiveCorp (a)	63,912	1,985,746
iMergent, Inc.	7,660	46,649
InfoSpace, Inc. (a)	38,127	307,304
Internap Network Services Corp. (a)(d)	31,452	213,874
IntraLinks Holdings, Inc.	16,000	451,040
iPass, Inc.	26,101	38,890
j2 Global Communications, Inc. (a)(d)	36,797	1,070,425
Jupiter Media Metrix, Inc. (a)	4,711	0
Keynote Systems, Inc.	20,911	367,824
KIT Digital, Inc. (a)(d)	33,823	440,037
Limelight Networks, Inc. (a)(d)	38,482	267,450
Liquidity Services, Inc. (a)	18,306	294,177
LivePerson, Inc. (a)(d)	34,886	349,907
LogMeIn, Inc. (a)(d)	26,702	958,335
LoopNet, Inc. (a)	38,132	453,771
Marchex, Inc. Class B	33,368	299,978
ModusLink Global Solutions, Inc. (a)	36,096	249,062
Monster Worldwide, Inc. (a)(d)	102,447	1,756,966
Move, Inc. (a)(d)	91,866	194,756
NIC, Inc. (d)	56,640	574,330
Onstream Media Corp. (a)	34	38
OpenTable, Inc. (a)(d)	13,086	1,162,953
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Openwave Systems, Inc. (a)	54,415	$ 120,801
Perficient, Inc. (a)	16,992	211,211
quepasa.com, Inc. (a)	10,488	91,350
QuinStreet, Inc. (d)	20,497	446,630
Rackspace Hosting, Inc. (a)(d)	88,714	3,274,434
RealNetworks, Inc. (a)	104,429	402,052
RightNow Technologies, Inc. (a)(d)	24,176	645,257
Saba Software, Inc. (a)(d)	3,088	21,832
SAVVIS, Inc. (a)(d)	38,278	1,243,652
SciQuest, Inc.	4,900	69,874
Selectica, Inc. (a)	643	3,813
Stamps.com, Inc.	4,851	65,197
Support.com, Inc. (a)	18,629	103,950
Terremark Worldwide, Inc. (a)	35,051	665,268
The Knot, Inc. (a)	26,713	267,931
TheStreet.com, Inc.	4,299	14,273
Travelzoo, Inc. (a)(d)	4,777	188,453
United Online, Inc. (d)	83,735	503,247
ValueClick, Inc. (a)	65,749	981,633
VeriSign, Inc.	134,565	4,748,799
VistaPrint Ltd. (a)(d)	31,000	1,587,510
Vocus, Inc. (a)(d)	27,197	660,887
Web.com, Inc. (a)	20,761	264,080
WebMD Health Corp. (a)	44,769	2,596,602
WebMediaBrands, Inc. (a)	1,200	1,644
Yahoo!, Inc. (a)	1,007,816	16,528,182
Zix Corp. (a)	50,920	187,895
		208,022,069
IT Services - 3.1%
Accenture PLC Class A	491,662	25,310,760
Acxiom Corp. (a)	59,611	1,021,733
Alliance Data Systems Corp. (a)(d)	40,428	3,183,301
Automatic Data Processing, Inc.	397,334	19,866,700
Booz Allen Hamilton Holding Corp. Class A	8,000	147,920
Broadridge Financial Solutions, Inc.	94,665	2,169,722
CACI International, Inc. Class A (a)(d)	23,086	1,369,462
Cardtronics, Inc. (a)	23,612	447,447
Ciber, Inc. (a)	62,714	292,874
Cognizant Technology Solutions Corp. Class A (a)	239,095	18,379,233
Computer Sciences Corp.	121,482	5,846,929
Convergys Corp. (a)	93,827	1,320,146
CoreLogic, Inc. (a)	79,902	1,490,172
CSG Systems International, Inc. (a)(d)	30,887	603,841
CSP, Inc. (a)	4,299	17,712
DST Systems, Inc.	28,971	1,477,521
Dynamics Research Corp. (a)	2,841	43,638
Echo Global Logistics, Inc. (a)(d)	9,011	106,510
Edgewater Technology, Inc. (a)	3,344	7,792
eLoyalty Corp. (a)	5,011	34,075

	Shares	Value
ePresence, Inc.	600	$ 0
Euronet Worldwide, Inc. (a)(d)	42,896	775,131
Fidelity National Information Services, Inc.	196,750	6,372,733
Fiserv, Inc. (a)	118,638	7,506,226
FleetCor Technologies, Inc.	9,736	311,455
Forrester Research, Inc. (d)	12,145	439,406
Gartner, Inc. Class A (a)	65,757	2,480,354
Genpact Ltd. (a)(d)	76,989	1,073,997
Global Cash Access Holdings, Inc. (a)	36,284	124,817
Global Payments, Inc.	61,708	2,961,367
Hackett Group, Inc. (a)(d)	2,704	9,761
Heartland Payment Systems, Inc.	35,890	702,726
iGate Corp. (d)	19,291	349,167
Innodata Isogen, Inc. (a)	10,986	29,992
Integral Systems, Inc. (a)	21,096	258,215
International Business Machines Corp.	994,389	160,971,691
Jack Henry & Associates, Inc. (d)	63,360	2,021,818
Lender Processing Services, Inc.	73,000	2,487,110
Lionbridge Technologies, Inc. (a)	40,348	148,481
ManTech International Corp. Class A (a)(d)	26,780	1,156,896
Mastech Holdings, Inc. (a)	348	1,705
MasterCard, Inc. Class A	84,191	20,252,987
Maximus, Inc.	17,521	1,296,554
MoneyGram International, Inc. (a)	50,743	140,051
NCI, Inc. Class A (a)	14,263	326,623
NeuStar, Inc. Class A (a)	56,000	1,414,000
Online Resources Corp. (a)	30,570	200,234
Paychex, Inc.	259,848	8,738,688
PFSweb, Inc. (a)	2,111	7,241
SAIC, Inc. (a)	290,678	4,749,679
Sapient Corp. (d)	95,545	1,132,208
SRA International, Inc. Class A (a)(d)	32,151	875,472
StarTek, Inc. (a)	2,269	12,616
Storage Engine, Inc. (a)	434	0
Stream Global Services, Inc. (a)	34,000	107,100
Syntel, Inc. (d)	19,261	1,014,092
Teletech Holdings, Inc. (a)	22,443	511,252
Teradata Corp. (a)	131,597	6,292,969
The Management Network Group, Inc. (a)	240	595
The Western Union Co.	524,660	11,537,273
TNS, Inc. (a)	28,980	546,273
Total System Services, Inc. (d)	149,686	2,656,927
TSR, Inc. (a)	50	248
Unisys Corp. (a)	28,857	1,072,326
VeriFone Systems, Inc. (a)(d)	65,337	2,968,913
Visa, Inc. Class A	398,720	29,126,496
Wright Express Corp. (a)(d)	28,758	1,466,658
XETA Technologies, Inc. (a)	2,000	11,020
Zanett, Inc. (a)(d)	37,959	50,106
		369,829,137
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.1%
Xerox Corp.	1,093,669	$ 11,756,942
Zebra Technologies Corp. Class A (a)	45,996	1,716,571
		13,473,513
Semiconductors & Semiconductor Equipment - 2.9%
Advanced Analogic Technologies, Inc. (a)	28,971	122,547
Advanced Energy Industries, Inc. (a)(d)	36,156	582,835
Advanced Micro Devices, Inc. (a)(d)	441,120	4,062,715
AEHR Test Systems (a)	3,637	6,365
Aetrium, Inc. (a)	2,400	4,416
Altera Corp.	242,221	10,139,371
Amkor Technology, Inc. (a)(d)	103,886	765,640
Amtech Systems, Inc. (a)(d)	14,403	330,837
ANADIGICS, Inc. (a)	46,131	250,491
Analog Devices, Inc.	228,822	9,125,421
Applied Materials, Inc.	1,058,415	17,389,758
Applied Micro Circuits Corp. (a)(d)	85,622	899,031
Atheros Communications, Inc. (a)	51,172	2,293,017
Atmel Corp. (a)	359,116	5,271,823
ATMI, Inc. (a)	27,202	496,164
Axcelis Technologies, Inc. (a)(d)	87,927	241,799
AXT, Inc. (a)(d)	26,307	195,198
Broadcom Corp. Class A	343,796	14,171,271
Brooks Automation, Inc. (a)(d)	54,086	678,779
Cabot Microelectronics Corp. (a)	26,910	1,313,746
Cavium Networks, Inc. (a)(d)	42,346	1,828,500
Ceva, Inc. (a)	15,930	363,204
Cirrus Logic, Inc. (a)(d)	50,673	1,183,215
Cohu, Inc.	21,049	309,841
Conexant Systems, Inc. (a)	79,592	187,837
Cree, Inc. (a)(d)	83,570	4,401,632
Cymer, Inc. (a)(d)	28,102	1,421,961
Cypress Semiconductor Corp. (a)	118,990	2,494,030
Diodes, Inc. (a)	31,285	906,014
DSP Group, Inc. (a)	29,152	230,009
Energy Conversion Devices, Inc. (a)(d)	56,015	219,579
Entegris, Inc. (a)(d)	120,306	1,049,068
Entropic Communications, Inc. (a)(d)	49,498	458,351
Evergreen Solar, Inc. (a)(d)	29,709	65,954
Exar Corp. (a)	31,629	204,640
Fairchild Semiconductor International, Inc. (a)(d)	115,283	2,030,134
FEI Co. (a)	29,919	1,003,184
First Solar, Inc. (a)(d)	43,463	6,406,012
FormFactor, Inc. (a)(d)	40,019	393,387
FSI International, Inc. (a)(d)	31,326	121,232
GT Solar International, Inc. (a)(d)	76,955	822,649
Hittite Microwave Corp. (a)(d)	18,372	1,127,673
Ikanos Communications, Inc. (a)	40,760	51,358
Integrated Device Technology, Inc. (a)	116,875	905,781
Integrated Silicon Solution, Inc. (a)	31,506	308,129
Intel Corp.	4,446,105	95,457,874

	Shares	Value
International Rectifier Corp. (a)	56,202	$ 1,806,332
Intersil Corp. Class A	101,081	1,292,826
Intest Corp. (a)	2,530	10,727
IXYS Corp. (a)	43,219	536,780
KLA-Tencor Corp.	128,419	6,269,416
Kopin Corp. (a)	36,300	159,357
Kulicke & Soffa Industries, Inc. (a)(d)	63,219	606,270
Lam Research Corp. (a)	93,845	5,152,091
Lattice Semiconductor Corp. (a)	171,631	1,139,630
Linear Technology Corp.	166,020	5,737,651
LSI Corp. (a)	463,843	2,917,572
LTX-Credence Corp. (a)	56,688	506,791
Marvell Technology Group Ltd. (a)	424,647	7,762,547
Mattson Technology, Inc. (a)(d)	45,794	119,980
Maxim Integrated Products, Inc.	229,429	6,327,652
MaxLinear, Inc. Class A (a)	12,240	128,765
MEMC Electronic Materials, Inc. (a)	175,246	2,378,088
Micrel, Inc.	38,851	522,157
Microchip Technology, Inc. (d)	136,343	5,032,420
Micron Technology, Inc. (a)	782,713	8,711,596
Microsemi Corp. (a)	61,682	1,358,854
Mindspeed Technologies, Inc. (a)(d)	23,812	184,305
MIPS Technologies, Inc. (a)(d)	48,280	587,568
MKS Instruments, Inc.	40,801	1,224,846
Monolithic Power Systems, Inc. (a)	41,045	634,145
MoSys, Inc. (a)(d)	5,107	28,803
Nanometrics, Inc. (a)	33,344	600,859
National Semiconductor Corp.	195,769	3,034,420
Netlogic Microsystems, Inc. (a)(d)	40,995	1,696,783
Novellus Systems, Inc. (a)	70,862	2,831,646
NVE Corp. (a)(d)	7,030	416,528
NVIDIA Corp. (a)	449,189	10,178,623
Omnivision Technologies, Inc. (a)	51,642	1,581,278
ON Semiconductor Corp. (a)(d)	324,580	3,619,067
PDF Solutions, Inc. (a)(d)	5,015	34,704
Pericom Semiconductor Corp. (a)	20,374	204,962
Photronics, Inc. (a)(d)	52,431	468,733
Pixelworks, Inc. (a)	2,229	7,645
PLX Technology, Inc. (a)	20,754	78,035
PMC-Sierra, Inc. (a)	163,178	1,289,106
Power Integrations, Inc.	33,258	1,324,999
QuickLogic Corp. (a)(d)	14,539	72,695
Rambus, Inc. (a)	83,250	1,710,788
Ramtron International Corp. (a)	5,613	12,180
RF Micro Devices, Inc. (a)(d)	207,898	1,559,235
Rubicon Technology, Inc. (a)(d)	21,254	485,016
Rudolph Technologies, Inc. (a)(d)	15,301	169,535
Semtech Corp. (a)(d)	46,483	1,100,717
Sigma Designs, Inc. (a)(d)	26,543	363,108
Silicon Image, Inc. (a)(d)	98,207	789,584
Silicon Laboratories, Inc. (a)(d)	32,991	1,497,791
Skyworks Solutions, Inc. (a)(d)	140,530	5,050,648
Spansion, Inc. Class A (a)	19,743	415,985
Standard Microsystems Corp. (a)	28,936	767,672
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
SunPower Corp. Class A (a)	83,550	$ 1,426,199
Supertex, Inc. (a)(d)	18,603	425,265
Tech/Ops Sevcon, Inc. (a)	2,508	16,452
Tegal Corp. (a)	508	365
Teradyne, Inc. (a)(d)	147,810	2,753,700
Tessera Technologies, Inc. (a)	37,851	658,986
Texas Instruments, Inc.	950,707	33,854,676
TranSwitch Corp. (a)	2,419	6,338
Trident Microsystems, Inc. (a)(d)	25,747	34,758
Trio-Tech International (a)	4,299	20,420
TriQuint Semiconductor, Inc. (a)(d)	115,778	1,649,837
Ultra Clean Holdings, Inc. (a)(d)	15,000	158,550
Ultratech, Inc. (a)(d)	36,536	903,170
Varian Semiconductor Equipment Associates, Inc. (a)(d)	55,372	2,641,798
Veeco Instruments, Inc. (a)(d)	33,948	1,615,246
Volterra Semiconductor Corp. (a)(d)	32,732	825,828
Xilinx, Inc. (d)	195,466	6,499,245
Zoran Corp. (a)	59,085	662,343
		348,945,159
Software - 3.7%
ACI Worldwide, Inc. (a)(d)	36,109	1,130,573
Activision Blizzard, Inc.	428,644	4,766,521
Actuate Corp. (a)	49,055	233,992
Adobe Systems, Inc. (a)	406,000	14,007,000
Advent Software, Inc. (a)(d)	31,614	916,806
American Software, Inc. Class A (d)	4,418	29,689
ANSYS, Inc. (a)(d)	81,162	4,571,044
Ariba, Inc. (a)	83,074	2,571,140
Aspen Technology, Inc. (a)	61,609	938,305
Authentidate Holding Corp. (a)	1,900	1,017
Autodesk, Inc. (a)	177,191	7,450,882
Bitstream, Inc. Class A (a)	6,051	40,239
Blackbaud, Inc.	31,757	845,054
Blackboard, Inc. (a)(d)	27,792	972,998
BMC Software, Inc. (a)	138,240	6,842,880
Bottomline Technologies, Inc. (a)(d)	26,416	584,058
BroadSoft, Inc. (a)(d)	15,109	533,348
BSQUARE Corp. (a)	300	3,600
CA, Inc.	319,506	7,917,359
Cadence Design Systems, Inc. (a)(d)	243,605	2,423,870
Citrix Systems, Inc. (a)	145,529	10,210,315
CommVault Systems, Inc. (a)(d)	42,494	1,552,306
Compuware Corp. (a)	166,500	1,874,790
Concur Technologies, Inc. (a)(d)	35,353	1,839,417
Datawatch Corp. (a)	2,268	11,907
ebix.com, Inc. (a)	36,518	961,884
Electronic Arts, Inc. (a)	251,027	4,719,308
Epicor Software Corp. (a)	38,816	399,805
EPIQ Systems, Inc. (d)	34,750	479,898
FactSet Research Systems, Inc.	32,425	3,400,734

	Shares	Value
Fair Isaac Corp. (d)	43,549	$ 1,217,195
FalconStor Software, Inc. (a)	18,520	90,192
Fonix Corp. (a)	1	0
Fortinet, Inc. (a)	33,243	1,357,644
Glu Mobile, Inc. (a)(d)	31,422	142,342
GSE Systems, Inc. (a)	452	1,564
Informatica Corp. (a)(d)	70,941	3,334,936
Interactive Intelligence, Inc. (a)	7,768	267,297
Intuit, Inc. (a)	229,129	12,047,603
JDA Software Group, Inc. (a)(d)	41,914	1,236,463
Kenexa Corp. (a)(d)	14,889	345,276
Lawson Software, Inc. (a)(d)	135,967	1,378,705
Magma Design Automation, Inc. (a)	31,318	208,265
Manhattan Associates, Inc. (a)	23,929	770,514
McAfee, Inc. (a)	119,703	5,739,759
Mentor Graphics Corp. (a)	93,643	1,488,924
MICROS Systems, Inc. (a)	58,853	2,803,757
Microsoft Corp.	6,081,894	161,656,743
MicroStrategy, Inc. Class A (a)(d)	9,796	1,164,255
Monotype Imaging Holdings, Inc. (a)	10,025	134,135
Motricity, Inc. (a)(d)	23,114	357,805
NetScout Systems, Inc. (a)	25,696	642,143
NetSol Technologies, Inc. (a)	26,683	48,296
NetSuite, Inc. (a)(d)	20,025	600,950
Novell, Inc. (a)	241,271	1,418,673
Nuance Communications, Inc. (a)(d)	184,119	3,435,661
Opnet Technologies, Inc.	5,444	185,532
Oracle Corp.	3,056,051	100,544,078
Parametric Technology Corp. (a)	82,569	1,956,885
Peerless Systems Corp. (a)	200	614
Pegasystems, Inc. (d)	18,993	765,038
Pervasive Software, Inc. (a)	4,889	28,112
Progress Software Corp. (a)	54,897	1,611,776
PROS Holdings, Inc. (a)	15,000	171,750
QAD, Inc. Class B	5,000	44,700
QLIK Technologies, Inc.	40,653	1,063,482
Quest Software, Inc. (a)	43,467	1,164,481
Radiant Systems, Inc. (a)(d)	26,015	446,157
RealD, Inc.	25,702	577,010
RealPage, Inc.	10,000	248,000
Red Hat, Inc. (a)	148,414	6,126,530
Renaissance Learning, Inc.	5,254	56,428
Rosetta Stone, Inc. (a)(d)	9,673	144,708
Rovi Corp. (a)(d)	86,679	4,803,750
S1 Corp. (a)	50,691	331,012
salesforce.com, Inc. (a)	92,636	12,252,964
Smith Micro Software, Inc. (a)	24,403	228,656
SolarWinds, Inc. (a)	23,042	517,293
Solera Holdings, Inc.	50,629	2,586,129
Sonic Foundry, Inc. (a)	180	2,655
Sourcefire, Inc. (a)(d)	30,942	838,528
SRS Labs, Inc. (a)	3,224	29,145
SS&C Technologies Holdings, Inc. (a)	9,991	195,724
SuccessFactors, Inc. (a)(d)	53,465	1,919,928
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Symantec Corp. (a)	620,012	$ 11,178,816
Synchronoss Technologies, Inc. (a)	28,394	972,778
Synopsys, Inc. (a)	108,453	3,006,317
Take-Two Interactive Software, Inc. (a)(d)	72,312	1,162,054
Taleo Corp. Class A (a)(d)	28,918	933,762
TeleCommunication Systems, Inc. Class A (a)	57,438	245,260
TeleNav, Inc.	14,000	157,080
THQ, Inc. (a)(d)	89,366	514,748
TIBCO Software, Inc. (a)(d)	128,300	3,158,746
TiVo, Inc. (a)(d)	81,385	836,638
Tyler Technologies, Inc. (a)(d)	34,991	774,001
Ultimate Software Group, Inc. (a)(d)	18,927	1,011,459
Vasco Data Security International, Inc. (a)(d)	35,184	315,600
Verint Systems, Inc. (a)(d)	10,000	343,800
Versant Corp. (a)	320	4,400
VirnetX Holding Corp. (d)	30,187	362,244
VMware, Inc. Class A (a)	48,745	4,077,519
Wave Systems Corp. Class A (a)(d)	41,571	163,790
Websense, Inc. (a)(d)	36,344	778,488
		452,958,401
TOTAL INFORMATION TECHNOLOGY		2,215,555,961
MATERIALS - 4.2%
Chemicals - 2.3%
A. Schulman, Inc.	32,981	734,157
Air Products & Chemicals, Inc.	157,894	14,526,248
Airgas, Inc.	53,783	3,365,740
Albemarle Corp.	70,305	4,046,756
American Pacific Corp. (a)	800	4,816
American Vanguard Corp. (d)	27,915	229,740
Arch Chemicals, Inc.	25,671	922,872
Ashland, Inc.	55,000	3,096,500
Balchem Corp. (d)	31,353	1,128,708
Cabot Corp.	45,141	1,952,800
Calgon Carbon Corp. (a)(d)	45,678	641,319
Celanese Corp. Class A	122,095	5,060,838
CF Industries Holdings, Inc.	56,404	7,968,757
Chase Corp. (d)	1,000	16,240
Chemtura Corp. (a)	85,000	1,382,950
Converted Organics, Inc. (a)(d)	99,007	37,138
Cytec Industries, Inc.	39,369	2,237,340
Dow Chemical Co.	913,034	33,928,343
E.I. du Pont de Nemours & Co.	720,285	39,522,038
Eastman Chemical Co.	52,866	4,938,213
Ecolab, Inc.	184,629	8,980,355
Ferro Corp. (a)	64,111	1,020,647
Flotek Industries, Inc. (a)(d)	63,942	415,623

	Shares	Value
FMC Corp.	56,474	$ 4,373,347
Georgia Gulf Corp. (a)	27,000	861,840
H.B. Fuller Co.	34,197	736,945
Hawkins, Inc. (d)	6,199	237,236
Huntsman Corp.	155,123	2,737,921
Innophos Holdings, Inc.	19,698	843,665
International Flavors & Fragrances, Inc.	59,656	3,397,409
Intrepid Potash, Inc. (a)(d)	32,738	1,263,687
KMG Chemicals, Inc.	9,482	177,977
Koppers Holdings, Inc.	25,887	1,046,094
Kraton Performance Polymers, Inc. (a)	22,197	761,357
Kronos Worldwide, Inc.	6,588	326,106
Landec Corp. (a)(d)	30,099	185,109
LSB Industries, Inc. (a)	19,648	594,941
Lubrizol Corp.	53,141	5,785,461
LyondellBasell Industries NV Class A (a)	279,000	10,624,320
Minerals Technologies, Inc.	15,572	1,010,311
Monsanto Co.	432,052	31,060,218
Nalco Holding Co.	99,269	2,538,308
Nanophase Technologies Corp. (a)	4,415	6,711
NewMarket Corp.	8,586	1,099,952
NL Industries, Inc.	6,360	86,941
Olin Corp. (d)	52,893	984,339
OM Group, Inc. (a)	27,564	969,977
OMNOVA Solutions, Inc. (a)(d)	37,528	264,197
Penford Corp. (a)	7,525	44,774
PolyOne Corp. (a)(d)	82,298	1,142,296
PPG Industries, Inc.	130,905	11,569,384
Praxair, Inc.	247,925	24,638,787
Quaker Chemical Corp.	16,836	652,058
Rockwood Holdings, Inc. (a)(d)	39,589	1,842,868
RPM International, Inc. (d)	101,064	2,321,440
Senomyx, Inc. (a)(d)	21,458	155,571
Sensient Technologies Corp. (d)	40,668	1,357,498
Sherwin-Williams Co.	69,732	5,726,392
Sigma Aldrich Corp.	82,823	5,291,561
Solutia, Inc. (a)	93,777	2,176,564
Spartech Corp. (a)(d)	22,470	190,546
Stepan Co.	9,873	692,986
STR Holdings, Inc. (a)(d)	31,364	568,002
The Mosaic Co.	119,037	10,219,326
The Scotts Miracle-Gro Co. Class A	33,840	1,900,793
TPC Group, Inc. (a)	13,000	377,650
Valspar Corp.	67,628	2,571,217
W.R. Grace & Co. (a)	46,875	1,783,125
Westlake Chemical Corp.	13,092	625,929
Zagg, Inc. (a)(d)	24,740	223,402
Zep, Inc.	19,224	301,625
Zoltek Companies, Inc. (a)(d)	46,821	684,523
		285,190,824
Construction Materials - 0.1%
Eagle Materials, Inc. (d)	40,054	1,294,545
Headwaters, Inc. (a)	58,586	297,031
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Construction Materials - continued
Martin Marietta Materials, Inc.	34,324	$ 3,050,031
Texas Industries, Inc.	14,848	605,501
U.S. Concrete, Inc. (a)	9,648	96,480
Vulcan Materials Co.	88,757	4,069,508
		9,413,096
Containers & Packaging - 0.3%
AEP Industries, Inc. (a)	4,716	132,425
Aptargroup, Inc.	46,833	2,255,946
Ball Corp.	143,064	5,164,610
Bemis Co., Inc.	81,584	2,680,034
Boise, Inc. (d)	87,338	784,295
Crown Holdings, Inc. (a)	126,722	4,876,263
Graham Packaging Co., Inc.	15,632	265,588
Graphic Packaging Holding Co. (a)	34,729	180,591
Greif, Inc. Class A	25,916	1,675,729
MOD-PAC Corp. (sub. vtg.) (a)	1,150	6,463
Myers Industries, Inc.	14,920	150,990
Owens-Illinois, Inc. (a)	128,122	3,906,440
Packaging Corp. of America	79,314	2,283,450
Rock-Tenn Co. Class A (d)	29,372	2,016,388
Sealed Air Corp.	118,874	3,271,412
Silgan Holdings, Inc.	41,096	1,499,182
Smurfit-Stone Container Enterprises, Inc. (a)	70,419	2,706,906
Sonoco Products Co.	80,815	2,915,805
Temple-Inland, Inc.	84,782	1,983,051
		38,755,568
Metals & Mining - 1.3%
A.M. Castle & Co. (a)(d)	9,744	167,987
AK Steel Holding Corp. (d)	94,049	1,502,903
Alcoa, Inc.	808,553	13,624,118
Allegheny Technologies, Inc. (d)	71,826	4,818,088
Allied Nevada Gold Corp. (a)(d)	60,426	1,833,325
Amcol International Corp.	19,393	605,256
Brush Engineered Materials, Inc. (a)	25,983	1,137,276
Capital Gold Corp. (a)(d)	61,252	333,211
Carpenter Technology Corp. (d)	32,056	1,332,888
Century Aluminum Co. (a)(d)	58,158	985,778
Cliffs Natural Resources, Inc.	107,074	10,393,673
Coeur d'Alene Mines Corp. (a)(d)	72,713	2,291,187
Commercial Metals Co.	84,856	1,414,550
Compass Minerals International, Inc.	24,846	2,322,356
Freeport-McMoRan Copper & Gold, Inc.	750,582	39,743,317
General Moly, Inc. (a)(d)	57,561	301,620
Globe Specialty Metals, Inc.	40,000	931,600
Golden Minerals Co. (a)	10,000	210,500
Haynes International, Inc.	10,049	520,940
Hecla Mining Co. (a)(d)	216,345	2,195,902
Horsehead Holding Corp. (a)	45,973	760,393
Kaiser Aluminum Corp. (d)	15,063	761,133

	Shares	Value
Metals USA Holdings Corp. (a)	12,084	$ 180,656
Molycorp, Inc. (d)	43,557	2,090,300
Newmont Mining Corp.	383,625	21,202,954
Noranda Aluminium Holding Corp. (a)	16,623	262,145
Nucor Corp. (d)	224,585	10,771,097
Olympic Steel, Inc. (d)	11,152	299,877
Reliance Steel & Aluminum Co.	57,400	3,175,942
Royal Gold, Inc. (d)	40,029	1,986,239
RTI International Metals, Inc. (a)(d)	29,113	829,721
Schnitzer Steel Industries, Inc. Class A	16,880	1,083,696
Southern Copper Corp.	168,831	7,144,928
Steel Dynamics, Inc.	167,916	3,099,729
Stillwater Mining Co. (a)(d)	36,480	870,778
Synalloy Corp.	700	9,975
Titanium Metals Corp. (a)	75,186	1,427,782
United States Steel Corp. (d)	113,041	6,498,727
Universal Stainless & Alloy Products, Inc. (a)(d)	4,322	149,325
US Energy Corp. (a)(d)	15,796	100,936
US Gold Corp. (a)	79,468	576,938
Walter Energy, Inc.	41,789	5,056,887
Worthington Industries, Inc. (d)	49,734	962,850
		155,969,483
Paper & Forest Products - 0.2%
AbitibiBowater, Inc. (a)	55,067	1,541,325
Buckeye Technologies, Inc.	31,041	813,274
Clearwater Paper Corp. (a)	10,067	798,313
Deltic Timber Corp.	15,743	956,702
Domtar Corp.	34,709	3,033,567
Glatfelter	43,011	529,465
International Paper Co.	319,959	8,888,461
Kapstone Paper & Packaging Corp. (a)	32,006	548,903
Louisiana-Pacific Corp. (a)(d)	89,991	928,707
MeadWestvaco Corp.	132,667	3,893,776
Neenah Paper, Inc.	15,999	311,501
Schweitzer-Mauduit International, Inc.	14,486	794,267
Wausau-Mosinee Paper Corp.	43,208	346,960
		23,385,221
TOTAL MATERIALS		512,714,192
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.2%
8x8, Inc. (a)	41,665	113,329
AboveNet, Inc. (d)	17,333	1,124,738
Alaska Communication Systems Group, Inc. (d)	65,347	665,886
Allegiance Telecom, Inc. (a)	7,100	0
AT&T, Inc.	4,751,290	134,841,610
Atlantic Tele-Network, Inc. (d)	11,209	437,039
Cbeyond, Inc. (a)(d)	40,071	560,193
CenturyLink, Inc.	232,161	9,560,390
Cincinnati Bell, Inc. New (a)(d)	170,046	448,921
Cogent Communications Group, Inc. (a)	37,872	558,233
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Consolidated Communications Holdings, Inc.	37,464	$ 685,217
FairPoint Communications, Inc. (a)(d)	17,424	400,752
Frontier Communications Corp.	758,088	6,436,167
General Communications, Inc. Class A (a)	32,745	395,887
Global Crossing Ltd. (a)(d)	20,490	322,718
Globalstar, Inc. (a)(d)	72,755	96,037
HickoryTech Corp.	540	5,513
Hughes Communications, Inc. (a)	5,827	349,037
IDT Corp. Class B	13,297	346,121
Iridium Communications, Inc. (a)	41,679	391,783
Level 3 Communications, Inc. (a)(d)	1,497,990	2,097,186
Neutral Tandem, Inc. (a)(d)	32,771	563,661
PAETEC Holding Corp. (a)(d)	79,173	300,857
Premiere Global Services, Inc. (a)	40,771	273,573
Qwest Communications International, Inc.	1,093,792	7,459,661
SureWest Communications (a)	9,983	129,979
tw telecom, inc. (a)(d)	121,944	2,268,158
Verizon Communications, Inc.	2,258,669	83,390,059
Vonage Holdings Corp. (a)	126,259	558,065
Windstream Corp.	370,419	4,645,054
		259,425,824
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A (a)	320,152	17,275,402
Clearwire Corp. Class A (a)(d)	93,666	471,140
Crown Castle International Corp. (a)	196,093	8,265,320
FiberTower Corp. (a)	2,746	9,117
Leap Wireless International, Inc. (a)(d)	57,819	706,548
MetroPCS Communications, Inc. (a)(d)	187,364	2,698,042
NII Holdings, Inc. (a)	129,766	5,315,215
NTELOS Holdings Corp. (d)	25,472	494,666
SBA Communications Corp. Class A (a)(d)	90,933	3,827,370
Shenandoah Telecommunications Co.	20,147	352,573
Sprint Nextel Corp. (a)	2,376,256	10,384,239
Telephone & Data Systems, Inc. (d)	72,069	2,425,122
U.S. Cellular Corp. (a)	9,354	467,513
USA Mobility, Inc.	30,927	461,431
		53,153,698
TOTAL TELECOMMUNICATION SERVICES		312,579,522
UTILITIES - 3.2%
Electric Utilities - 1.5%
Allete, Inc.	38,638	1,460,516
American Electric Power Co., Inc.	379,847	13,590,926
Central Vermont Public Service Corp.	16,999	361,399
Cleco Corp.	63,378	2,050,278

	Shares	Value
DPL, Inc. (d)	86,061	$ 2,239,307
Duke Energy Corp.	1,053,567	18,953,670
Edison International	235,741	8,750,706
El Paso Electric Co. (a)	51,987	1,460,835
Empire District Electric Co.	60,546	1,309,610
Entergy Corp.	148,399	10,566,009
Exelon Corp.	530,357	22,147,708
FirstEnergy Corp. (d)	333,644	12,778,565
Great Plains Energy, Inc.	105,440	2,024,448
Hawaiian Electric Industries, Inc.	68,932	1,664,708
IDACORP, Inc.	36,791	1,388,492
ITC Holdings Corp.	40,146	2,752,008
MGE Energy, Inc.	24,173	990,368
NextEra Energy, Inc.	330,354	18,324,736
Northeast Utilities	127,143	4,327,948
NV Energy, Inc.	186,549	2,740,405
Otter Tail Corp.	37,712	849,274
Pepco Holdings, Inc.	159,369	2,984,981
Pinnacle West Capital Corp.	77,139	3,257,580
PNM Resources, Inc. (d)	78,072	1,039,138
Portland General Electric Co.	76,725	1,796,900
PPL Corp.	379,346	9,646,769
Progress Energy, Inc.	230,561	10,538,943
Southern Co.	657,244	25,047,569
UIL Holdings Corp.	36,832	1,132,216
Unisource Energy Corp. (d)	32,881	1,198,841
Unitil Corp. (d)	18,295	417,309
Westar Energy, Inc. (d)	72,937	1,896,362
		189,688,524
Gas Utilities - 0.3%
AGL Resources, Inc. (d)	56,627	2,152,392
Atmos Energy Corp.	68,000	2,299,760
Chesapeake Utilities Corp.	12,055	492,326
Delta Natural Gas Co., Inc.	1,791	55,449
Energen Corp.	53,801	3,287,241
Laclede Group, Inc.	27,414	1,066,130
National Fuel Gas Co. (d)	52,855	3,853,130
New Jersey Resources Corp.	33,701	1,409,713
Nicor, Inc. (d)	34,000	1,793,160
Northwest Natural Gas Co. (d)	25,651	1,205,597
ONEOK, Inc.	77,981	5,035,233
Piedmont Natural Gas Co., Inc. (d)	51,464	1,507,895
Questar Corp.	128,553	2,297,242
South Jersey Industries, Inc.	29,737	1,631,372
Southwest Gas Corp. (d)	45,224	1,757,857
UGI Corp.	84,382	2,690,942
WGL Holdings, Inc. (d)	38,000	1,444,000
		33,979,439
Independent Power Producers & Energy Traders - 0.2%
AES Corp. (a)	629,085	7,781,781
Black Hills Corp. (d)	45,161	1,391,862
Calpine Corp. (a)(d)	276,948	4,190,223
Constellation Energy Group, Inc.	138,275	4,296,204
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Dynegy, Inc. (a)	136,148	$ 788,297
GenOn Energy, Inc. (a)	603,451	2,443,977
NRG Energy, Inc. (a)	199,018	3,978,370
Ormat Technologies, Inc.	19,662	492,533
		25,363,247
Multi-Utilities - 1.1%
Alliant Energy Corp.	80,209	3,158,630
Ameren Corp.	178,558	4,992,482
Avista Corp.	53,061	1,184,322
CenterPoint Energy, Inc.	293,791	4,659,525
CH Energy Group, Inc.	20,599	1,010,587
CMS Energy Corp.	168,461	3,244,559
Consolidated Edison, Inc.	245,999	12,295,030
Dominion Resources, Inc.	473,419	21,602,109
DTE Energy Co.	128,741	6,061,126
Integrys Energy Group, Inc.	59,574	2,917,339
MDU Resources Group, Inc.	159,579	3,426,161
NiSource, Inc.	201,357	3,858,000
NorthWestern Energy Corp.	49,240	1,462,920
NSTAR	78,821	3,558,768
OGE Energy Corp.	75,931	3,652,281
PG&E Corp.	310,582	14,305,407
Public Service Enterprise Group, Inc.	403,515	13,194,941
SCANA Corp.	83,339	3,373,563
Sempra Energy	176,024	9,369,758
TECO Energy, Inc.	144,323	2,613,690
Vectren Corp. (d)	58,914	1,550,616
Wisconsin Energy Corp.	88,929	5,264,597
Xcel Energy, Inc.	355,426	8,508,898
		135,265,309
Water Utilities - 0.1%
American States Water Co.	28,136	943,681
American Water Works Co., Inc.	134,883	3,741,654
Aqua America, Inc. (d)	98,092	2,209,032
Artesian Resources Corp. Class A	3,752	73,314
California Water Service Group	26,251	926,135
Middlesex Water Co.	4,792	89,946
SJW Corp.	12,703	315,288
		8,299,050
TOTAL UTILITIES		392,595,569
TOTAL COMMON STOCKS (Cost $10,066,410,907)		11,956,885,797
Nonconvertible Bonds - 0.0%
	Principal Amount	Value
FINANCIALS - 0.0%
Capital Markets - 0.0%
GAMCO Investors, Inc. 0% 12/31/15 (Cost $22,642)	$ 22,600	$ 14,522
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 0.14% to 0.2% 5/26/11 to 7/28/11 (e) (Cost $13,989,360)	14,000,000	13,992,200
Money Market Funds - 9.2%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	151,026,339	151,026,339
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	955,066,302	955,066,302
TOTAL MONEY MARKET FUNDS (Cost $1,106,092,641)		1,106,092,641
TOTAL INVESTMENT PORTFOLIO - 108.0% (Cost $11,186,515,550)	13,076,985,160
NET OTHER ASSETS (LIABILITIES) - (8.0)%	(963,276,292)
NET ASSETS - 100%	$ 12,113,708,868
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
677 CME E-mini S&P 500 Index Contracts	March 2011	$ 44,888,485	$ 2,811,550
97 CME E-mini S&P Midcap 400 Index Contracts	March 2011	9,369,230	607,196
253 CME S&P 500 Index Contracts	March 2011	83,875,825	4,385,243
229 NYFE Russell Mini Index Contracts	March 2011	18,844,410	1,093,506
TOTAL EQUITY INDEX CONTRACTS		$ 156,977,950	$ 8,897,495
The face value of futures purchased as a percentage of net assets is 1.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $13,992,200.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 206,183
Fidelity Securities Lending Cash Central Fund	4,231,772
Total	$ 4,437,955
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,351,262,064	$ 1,351,165,938	$ -	$ 96,126
Consumer Staples	1,038,609,902	1,038,609,902	-	-
Energy	1,447,476,820	1,447,476,819	-	1
Financials	2,010,230,422	2,010,230,422	-	-
Health Care	1,318,048,029	1,318,048,029	-	-
Industrials	1,357,813,316	1,357,813,316	-	-
Information Technology	2,215,555,961	2,215,555,961	-	-
Materials	512,714,192	512,714,192	-	-
Telecommunication Services	312,579,522	312,579,522	-	-
Utilities	392,595,569	392,595,569	-	-
Corporate Bonds	14,522	-	14,522	-
U.S. Government and Government Agency Obligations	13,992,200	-	13,992,200	-
Money Market Funds	1,106,092,641	1,106,092,641	-	-
Total Investments in Securities:	$ 13,076,985,160	$ 13,062,882,311	$ 14,006,722	$ 96,127
Derivative Instruments:
Assets
Futures Contracts	$ 8,897,495	$ 8,897,495	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 384
Total Realized Gain (Loss)	646,392
Total Unrealized Gain (Loss)	(384,465)
Cost of Purchases	65,645
Proceeds of Sales	(2,207,258)
Amortization/Accretion	-
Transfers in to Level 3	1,975,429
Transfers out of Level 3	-
Ending Balance	$ 96,127
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2011	$ (576,402)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 28, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 8,897,495	$ -
Total Value of Derivatives	$ 8,897,495	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information

At February 28, 2011, the Fund had a capital loss carryforward of approximately $407,168,397 of which $160,154,968, $46,727,186 and $200,286,243 will expire in fiscal 2017, 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2011

Assets
Investment in securities, at value (including securities loaned of $931,600,684) - See accompanying schedule: Unaffiliated issuers (cost $10,080,422,909)	$ 11,970,892,519
Fidelity Central Funds (cost $1,106,092,641)	1,106,092,641
Total Investments (cost $11,186,515,550)		$ 13,076,985,160
Cash		1
Receivable for investments sold		5,370,914
Receivable for fund shares sold		15,049,024
Dividends receivable		20,913,987
Distributions receivable from Fidelity Central Funds		328,042
Receivable for daily variation on futures contracts		933,055
Other receivables		119,582
Total assets		13,119,699,765

Liabilities
Payable for investments purchased	$ 4,423,136
Payable for fund shares redeemed	45,582,641
Accrued management fee	692,165
Other affiliated payables	132,747
Other payables and accrued expenses	93,906
Collateral on securities loaned, at value	955,066,302
Total liabilities		1,005,990,897

Net Assets		$ 12,113,708,868
Net Assets consist of:
Paid in capital		$ 10,673,516,918
Undistributed net investment income		30,424,214
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(489,599,688)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,899,367,424
Net Assets		$ 12,113,708,868
Investor Class: Net Asset Value, offering price and redemption price per share ($6,289,666,325 ÷ 163,107,997 shares)		$ 38.56

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($5,078,759,466 ÷ 131,698,917 shares)		$ 38.56

Class F: Net Asset Value, offering price and redemption price per share ($745,283,077 ÷ 19,327,708 shares)		$ 38.56

Statement of Operations

	Year ended February 28, 2011

Investment Income
Dividends		$ 187,023,414
Interest		53,240
Income from Fidelity Central Funds		4,437,955
Total income		191,514,609

Expenses
Management fee	$ 7,054,318
Transfer agent fees	1,681,912
Independent trustees' compensation	54,607
Interest	462
Miscellaneous	36,750
Total expenses before reductions	8,828,049
Expense reductions	(361)	8,827,688
Net investment income (loss)		182,686,921
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(157,594,888)
Foreign currency transactions	(452)
Futures contracts	16,619,897
Total net realized gain (loss)		(140,975,443)
Change in net unrealized appreciation (depreciation) on: Investment securities	2,237,768,443
Assets and liabilities in foreign currencies	274
Futures contracts	6,019,314
Total change in net unrealized appreciation (depreciation)		2,243,788,031
Net gain (loss)		2,102,812,588
Net increase (decrease) in net assets resulting from operations		$ 2,285,499,509

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended February 28, 2011	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 182,686,921	$ 161,979,311
Net realized gain (loss)	(140,975,443)	(73,319,291)
Change in net unrealized appreciation (depreciation)	2,243,788,031	3,159,071,575
Net increase (decrease) in net assets resulting from operations	2,285,499,509	3,247,731,595
Distributions to shareholders from net investment income	(179,834,546)	(160,882,530)
Distributions to shareholders from net realized gain	(5,804,652)	(4,251,093)
Total distributions	(185,639,198)	(165,133,623)
Share transactions - net increase (decrease)	833,400,574	472,190,129
Redemption fees	259,786	317,985
Total increase (decrease) in net assets	2,933,520,671	3,555,106,086

Net Assets
Beginning of period	9,180,188,197	5,625,082,111
End of period (including undistributed net investment income of $30,424,214 and undistributed net investment income of $28,277,274, respectively)	$ 12,113,708,868	$ 9,180,188,197

Financial Highlights - Investor Class

Years ended February 28,	2011	2010	2009	2008 F	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 31.54	$ 20.60	$ 37.25	$ 39.68	$ 35.89
Income from Investment Operations
Net investment income (loss) B	.61	.56	.70	.76	.68
Net realized and unrealized gain (loss)	7.03	10.96	(16.70)	(2.30)	3.63
Total from investment operations	7.64	11.52	(16.00)	(1.54)	4.31
Distributions from net investment income	(.60)	(.57)	(.64)	(.65)	(.52)
Distributions from net realized gain	(.02)	(.02)	(.01)	(.24)	-
Total distributions	(.62)	(.58) I	(.65) H	(.89)	(.52)
Redemption fees added to paid in capital B, G	-	-	-	-	-
Net asset value, end of period	$ 38.56	$ 31.54	$ 20.60	$ 37.25	$ 39.68
Total Return A	24.39%	56.10%	(43.32)%	(4.10)%	12.05%
Ratios to Average Net Assets C, E
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.80%	2.00%	2.23%	1.84%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,289,666	$ 5,357,908	$ 3,358,025	$ 4,479,327	$ 3,942,368
Portfolio turnover rate D	4%	7%	3%	4%	4%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.01 per share.

H Total distributions of $.645 per share is comprised of distributions from net investment income of $.640 and distributions from net realized gain of $.005 per share.

I Total distributions of $.58 per share is comprised of distributions from net investment income of $.565 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2011	2010	2009	2008 F	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 31.54	$ 20.61	$ 37.25	$ 39.68	$ 35.89
Income from Investment Operations
Net investment income (loss) B	.62	.57	.72	.77	.69
Net realized and unrealized gain (loss)	7.03	10.95	(16.71)	(2.30)	3.63
Total from investment operations	7.65	11.52	(15.99)	(1.53)	4.32
Distributions from net investment income	(.61)	(.57)	(.65)	(.66)	(.53)
Distributions from net realized gain	(.02)	(.02)	(.01)	(.24)	-
Total distributions	(.63)	(.59) I	(.65) H	(.90)	(.53)
Redemption fees added to paid in capital B, G	-	-	-	-	-
Net asset value, end of period	$ 38.56	$ 31.54	$ 20.61	$ 37.25	$ 39.68
Total Return A	24.43%	56.07%	(43.28)%	(4.07)%	12.08%
Ratios to Average Net Assets C, E
Expenses before reductions	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	1.83%	2.03%	2.26%	1.87%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,078,759	$ 3,752,204	$ 2,267,057	$ 3,565,194	$ 2,688,207
Portfolio turnover rate D	4%	7%	3%	4%	4%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.01 per share.

H Total distributions of $.654 per share is comprised of distributions from net investment income of $.649 and distributions from net realized gain of $.005 per share.

I Total distributions of $.59 per share is comprised of distributions from net investment income of $.574 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class F

Years ended February 28,	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 31.54	$ 30.10
Income from Investment Operations
Net investment income (loss) D	.63	.26
Net realized and unrealized gain (loss)	7.02	1.67
Total from investment operations	7.65	1.93
Distributions from net investment income	(.61)	(.47)
Distributions from net realized gain	(.02)	(.02)
Total distributions	(.63)	(.49) J
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 38.56	$ 31.54
Total Return B, C	24.43%	6.42%
Ratios to Average Net Assets E, H
Expenses before reductions	.07%	.07% A
Expenses net of fee waivers, if any	.07%	.07% A
Expenses net of all reductions	.07%	.07% A
Net investment income (loss)	1.83%	1.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 745,283	$ 70,077
Portfolio turnover rate F	4%	7%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 24, 2009 (commencement of sale of shares) to February 28, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.49 per share is comprised of distributions from net investment income of $.472 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2011

1. Organization.

Spartan Total Market Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of February 28, 2011, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,203,297,087
Gross unrealized depreciation	(1,353,878,902)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,849,418,185
Tax Cost	$ 11,227,566,975

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 30,518,120
Capital loss carryforward	$ (407,168,397)
Net unrealized appreciation (depreciation)	$ 1,858,315,999

The tax character of distributions paid was as follows:

	February 28, 2011	February 28, 2010
Ordinary Income	$ 185,639,198	$ 165,133,623

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Futures Contracts - continued

During the period the Fund recognized net realized gain (loss) of $16,619,897 and a change in net unrealized appreciation (depreciation) of $6,019,314 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,219,852,140 and $363,114,986, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .07% of average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. In addition, under the expense contract, FMR pays class-level expenses of Investor Class, Fidelity Advantage Class and Class F so that total expenses do not exceed .10%, .07% and .07% of the class's average net assets, respectively, with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees of .06% and .03% of average net assets for Investor Class and Fidelity Advantage Class, respectively. Under the expense contract, the Investor Class pays transfer agent fees at an annual rate of .03% and Fidelity Advantage Class pays no transfer agent fees. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Investor Class	$ 1,681,912.03

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 12,095,333.46%		$ 462

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $36,750 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4,231,772.

Annual Report

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fees by $361.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended February 28,	2011	2010A
From net investment income
Investor Class	$ 97,586,465	$ 95,590,562
Fidelity Advantage Class	75,486,167	65,274,148
Class F	6,761,914	17,820
Total	$ 179,834,546	$ 160,882,530
From net realized gain
Investor Class	$ 3,374,672	$ 2,532,505
Fidelity Advantage Class	2,380,648	1,718,022
Class F	49,332	566
Total	$ 5,804,652	$ 4,251,093

A Distributions for Class F are for the period September 24, 2009 (commencement of sale of shares) to February 28, 2010.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended February 28,	2011	2010A	2011	2010A
Investor Class
Shares sold	45,341,120	58,631,729	$ 1,545,271,706	$ 1,595,485,040
Reinvestment of distributions	2,771,120	3,222,933	98,744,181	95,874,263
Shares redeemed	(54,866,527)	(54,964,099)	(1,881,537,887)	(1,544,649,200)
Net increase (decrease)	(6,754,287)	6,890,563	$ (237,522,000)	$ 146,710,103
Fidelity Advantage Class
Shares sold	35,056,659	31,438,080	$ 1,218,401,959	$ 867,809,887
Reinvestment of distributions	1,879,344	1,945,746	67,004,512	57,952,352
Shares redeemed	(24,186,728)	(24,452,925)	(811,279,711)	(671,959,716)
Net increase (decrease)	12,749,275	8,930,901	$ 474,126,760	$ 253,802,523
Class F
Shares sold	19,381,678	2,344,595	$ 675,778,550	$ 75,535,202
Reinvestment of distributions	189,593	590	6,811,246	18,386
Shares redeemed	(2,465,258)	(123,490)	(85,793,982)	(3,876,085)
Net increase (decrease)	17,106,013	2,221,695	$ 596,795,814	$ 71,677,503

A Share transactions for Class F are for the period September 24, 2009 (commencement of sale of shares) to February 28, 2010.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2010 to Febru-ary 28, 2011).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period* September 1, 2010 to February 28, 2011
Spartan Extended Market Index
Investor Class	.10%
Actual		$ 1,000.00	$ 1,361.00	$ .59
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Fidelity Advantage Class	.07%
Actual		$ 1,000.00	$ 1,361.60	$ .41
HypotheticalA		$ 1,000.00	$ 1,024.45	$ .35
Spartan International Index
Investor Class	.10%
Actual		$ 1,000.00	$ 1,243.10	$ .56
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Fidelity Advantage Class	.07%
Actual		$ 1,000.00	$ 1,243.40	$ .39
HypotheticalA		$ 1,000.00	$ 1,024.45	$ .35

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Spartan Extended Market Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2011	Past 1 year	Past 5 years	Past 10 years
Spartan Extended Market Index Fund - Investor Class	32.95%	5.67%	7.58%
Spartan Extended Market Index Fund - Fidelity Advantage Class A	33.02%	5.70%	7.59%

A The initial offering of Fidelity Advantage Class took place on October 14, 2005. Returns prior to October 14, 2005 are those of Investor Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan Extended Market Index Fund - Investor Class on February 28, 2001. The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Completion Total Stock Market IndexSM performed over the same period.

Annual Report

Spartan Extended Market Index Fund

Management's Discussion of Fund Performance

Market Recap: Steady economic growth, encouraging monetary policy, improving credit-market conditions, an uptick in merger-and-acquisition activity and better-than-expected corporate earnings propelled U.S. stock markets forward during the 12-month period ending February 28, 2011. Uncertainty over the global effects of the debt crisis in Europe and China's attempt to rein in its economy plagued equities during the spring, but markets reacted positively to the Federal Reserve's second round of quantitative easing and, later in the year, stimulative federal tax policies. For the full year, the S&P 500® Index advanced 22.57%, with all but one of the 10 major sectors tracked by MSCI U.S. Investable Market classifications delivering a double-digit gain. While cyclically oriented sectors benefited from an overall improving economy, less economically sensitive sectors fell short of the broad market. Energy and materials stocks performed best, while the health care and consumer staples groups struggled the most.

Comments from Patrick Waddell, member of the Geode Capital Management, LLC, investment management team for Spartan® Extended Market Index Fund: For the 12 months, the fund's Investor Class and Fidelity Advantage Class shares returned 32.95% and 33.02%, respectively, in line with the 32.97% return of the benchmark Dow Jones U.S. Completion Total Stock Market IndexSM. Every sector of the index generated a strong double-digit return. The top-performing group was energy, whose gain of more than 50% was helped by the rising price of oil. Other economically sensitive sectors such as materials, information technology, consumer discretionary and industrials also did very well, rising by 43%, 41%, 37% and 36%, respectively. The weakest-performing sector, telecommunication services, still managed to gain close to 16%. The index's largest weighting, financials, returned about 21%. In a very favorable environment for stocks, many more stocks contributed to performance than detracted. A number of the top contributors, in fact, had a triple-digit return. For example, Las Vegas Sands generated performance of about 180% during the past 12 months. Strong quarterly profits, especially from its Asian properties, boosted the shares of this U.S. casino and resort operator. Software company F5 Networks gained more than 140% - despite a big drop late in the period - on investors' optimism about the company's growth prospects. In October 2010, F5 also announced plans to initiate a stock buyback. Video-rental company Netflix continued to generate strong profits, while a pair of independent oil and gas producers, Concho Resources and Cimarex Energy, did well in the strong environment for energy stocks. Other notable contributors included BorgWarner, a maker of automotive systems; mining equipment manufacturer Joy Global; Atmel, which manufacturers semiconductor-related products; and restaurant chain Chipotle Mexican Grill. On the downside, Seagate Technology stood out. This maker of hard drives saw its shares drop steadily for roughly the first six months of the period before making up modest ground in the second half. Other slight detractors included Cree, a semiconductor and LED-solutions company; air transportation company Delta Air Lines; and marketing services company Dex One.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Extended Market Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Las Vegas Sands Corp.	0.7	0.6
BlackRock, Inc. Class A	0.7	0.3
General Motors Co.	0.6	0.0
Annaly Capital Management, Inc.	0.5	0.5
LyondellBasell Industries NV Class A	0.4	0.0
The Mosaic Co.	0.4	0.4
Crown Castle International Corp.	0.4	0.5
Bunge Ltd.	0.4	0.4
Concho Resources, Inc.	0.3	0.2
Marvell Technology Group Ltd.	0.3	0.4
	4.7
Market Sectors as of February 28, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.2	21.2
Information Technology	15.9	15.6
Consumer Discretionary	14.8	14.1
Industrials	13.7	13.7
Health Care	11.0	11.6
Energy	7.5	6.4
Materials	7.1	6.2
Utilities	3.7	4.3
Consumer Staples	3.1	3.6
Telecommunication Services	1.5	1.8
Percentages are adjusted for the effect of futures contracts, if applicable.

Annual Report

Spartan Extended Market Index Fund

Investments February 28, 2011

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 14.8%
Auto Components - 1.4%
American Axle & Manufacturing Holdings, Inc. (a)(d)	122,643	$ 1,639,737
Amerigon, Inc. (a)(d)	46,251	630,864
BorgWarner, Inc. (a)(d)	224,684	17,437,725
Cooper Tire & Rubber Co.	119,608	2,806,004
Dana Holding Corp. (a)	273,630	5,166,134
Dorman Products, Inc. (a)	26,022	902,183
Drew Industries, Inc.	41,042	949,301
Exide Technologies (a)	150,305	1,788,630
Federal-Mogul Corp. Class A (a)	50,251	1,055,774
Fuel Systems Solutions, Inc. (a)(d)	31,837	927,093
Gentex Corp.	277,405	8,399,823
Lear Corp.	97,717	10,338,459
Modine Manufacturing Co. (a)(d)	95,885	1,419,098
Motorcar Parts of America, Inc. (a)	15,585	222,086
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	17,292	88,881
Shiloh Industries, Inc.	9,407	112,226
Spartan Motors, Inc.	62,902	399,428
Standard Motor Products, Inc.	45,134	524,908
Stoneridge, Inc. (a)	56,122	846,320
Strattec Security Corp.	2,933	98,256
Superior Industries International, Inc.	55,337	1,100,100
Tenneco, Inc. (a)(d)	117,284	4,677,286
Tower International, Inc.	17,465	302,145
TRW Automotive Holdings Corp. (a)	199,951	11,357,217
Visteon Corp. (a)	91,053	6,733,369
		79,923,047
Automobiles - 0.7%
General Motors Co.	1,110,000	37,218,300
Tesla Motors, Inc. (a)(d)	78,743	1,881,170
Thor Industries, Inc.	68,313	2,270,724
Winnebago Industries, Inc. (a)(d)	65,223	943,125
		42,313,319
Distributors - 0.2%
Amcon Distributing Co.	1,022	83,804
Audiovox Corp. Class A (a)	41,307	342,022
Core-Mark Holding Co., Inc. (a)	26,000	882,700
LKQ Corp. (a)(d)	283,815	6,743,444
Pool Corp.	96,950	2,419,872
Weyco Group, Inc.	14,549	370,709
		10,842,551
Diversified Consumer Services - 0.9%
American Public Education, Inc. (a)(d)	36,701	1,556,856
Archipelago Learning, Inc. (a)	17,235	184,070
Bridgepoint Education, Inc. (a)(d)	39,904	747,003
Cambium Learning Group, Inc. (a)	16,192	57,967
Capella Education Co. (a)(d)	28,993	1,672,026
Career Education Corp. (a)(d)	128,378	3,095,194
Carriage Services, Inc. (a)	11,500	65,550

	Shares	Value
Coinstar, Inc. (a)(d)	60,000	$ 2,560,800
Collectors Universe, Inc.	6,852	94,695
Corinthian Colleges, Inc. (a)(d)	171,819	900,332
CPI Corp.	18,726	432,009
Education Management Corp. (a)(d)	83,218	1,611,933
Grand Canyon Education, Inc. (a)(d)	61,944	996,060
Hillenbrand, Inc.	120,998	2,631,707
ITT Educational Services, Inc. (a)(d)	66,000	5,006,100
Jackson Hewitt Tax Service, Inc. (a)(d)	20,975	26,009
K12, Inc. (a)	60,545	2,036,734
Learning Tree International, Inc.	12,160	113,210
Lincoln Educational Services Corp.	34,105	528,969
Mac-Gray Corp.	17,945	286,402
Matthews International Corp. Class A	59,419	2,207,416
National American University Holdings, Inc.	14,160	106,058
Nobel Learning Communities, Inc. (a)	2,715	25,738
Pre-Paid Legal Services, Inc. (a)(d)	14,416	950,591
Princeton Review, Inc. (a)	51,537	47,414
Regis Corp.	112,181	1,966,533
Service Corp. International	485,064	5,287,198
Sotheby's Class A (ltd. vtg.) (d)	131,693	6,481,929
Steiner Leisure Ltd. (a)	27,542	1,298,881
Stewart Enterprises, Inc. Class A	167,684	1,277,752
Strayer Education, Inc.	27,463	3,774,515
Universal Technical Institute, Inc.	48,727	896,577
Weight Watchers International, Inc.	68,589	4,192,846
		53,117,074
Hotels, Restaurants & Leisure - 3.0%
AFC Enterprises, Inc. (a)	59,083	873,838
Ambassadors Group, Inc.	48,627	517,878
Ambassadors International, Inc. (a)	925	990
Ameristar Casinos, Inc.	49,174	823,665
ARK Restaurants Corp.	5,734	83,315
Bally Technologies, Inc. (a)	105,053	4,058,197
Benihana, Inc. Class A (sub. vtg.) (a)	21,797	200,532
Biglari Holdings, Inc. (a)	2,643	1,130,570
BJ's Restaurants, Inc. (a)(d)	44,554	1,601,716
Bluegreen Corp. (a)	20,408	87,550
Bob Evans Farms, Inc.	61,003	1,911,834
Boyd Gaming Corp. (a)	110,830	1,184,773
Bravo Brio Restaurant Group, Inc.	23,096	397,944
Brinker International, Inc.	194,664	4,601,857
Buffalo Wild Wings, Inc. (a)(d)	35,761	1,894,975
California Pizza Kitchen, Inc. (a)	48,832	822,331
Caribou Coffee Co., Inc. (a)	44,167	434,603
Carrols Restaurant Group, Inc. (a)	26,041	206,245
CEC Entertainment, Inc.	43,895	1,698,298
Century Casinos, Inc. (a)	34,404	89,450
Chipotle Mexican Grill, Inc. (a)(d)	61,310	15,020,950
Choice Hotels International, Inc.	63,509	2,452,718
Churchill Downs, Inc.	30,186	1,260,567
Cosi, Inc. (a)(d)	62,262	90,903
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Cracker Barrel Old Country Store, Inc.	44,704	$ 2,228,047
Denny's Corp. (a)	205,362	798,858
DineEquity, Inc. (a)(d)	31,817	1,820,251
Domino's Pizza, Inc. (a)	89,672	1,512,767
Dover Downs Gaming & Entertainment, Inc.	25,627	90,976
Dover Motorsports, Inc. (a)	22,686	46,053
Einstein Noah Restaurant Group, Inc.	12,573	202,300
Empire Resorts, Inc. (a)(d)	79,497	65,188
Famous Dave's of America, Inc. (a)	11,903	122,125
Frisch's Restaurants, Inc.	3,179	69,302
Full House Resorts, Inc. (a)	16,893	66,727
Gaming Partners International Corp.	1,584	11,706
Gaylord Entertainment Co. (a)	69,115	2,490,213
Great Wolf Resorts, Inc. (a)	56,227	154,624
Hyatt Hotels Corp. Class A (a)	81,254	3,717,371
International Speedway Corp. Class A	59,824	1,658,321
Interval Leisure Group, Inc. (a)	81,140	1,372,077
Isle of Capri Casinos, Inc. (a)	43,580	403,115
Jack in the Box, Inc. (a)(d)	108,280	2,382,160
Jamba, Inc. (a)(d)	125,986	291,028
Krispy Kreme Doughnuts, Inc. (a)(d)	111,187	697,142
Lakes Entertainment, Inc. (a)	25,879	69,356
Las Vegas Sands Corp. (a)(d)	897,000	41,835,998
Life Time Fitness, Inc. (a)	81,730	3,134,346
Luby's, Inc. (a)	29,797	159,414
Marcus Corp.	39,781	517,949
MAXXAM, Inc. (a)	8	5,080
McCormick & Schmick's Seafood Restaurants (a)	24,841	255,117
MGM Mirage, Inc. (a)(d)	640,000	8,921,600
Monarch Casino & Resort, Inc. (a)	24,183	252,712
Morgans Hotel Group Co. (a)	69,584	618,602
Morton's Restaurant Group, Inc. (a)	16,889	112,987
MTR Gaming Group, Inc. (a)	26,173	70,405
Multimedia Games, Inc. (a)	53,167	292,419
Nathan's Famous, Inc. (a)	3,184	59,000
O'Charleys, Inc. (a)(d)	49,235	312,642
Orient Express Hotels Ltd. Class A (a)	180,120	2,273,114
P.F. Chang's China Bistro, Inc.	42,833	1,989,165
Panera Bread Co. Class A (a)	60,448	7,057,304
Papa John's International, Inc. (a)	49,000	1,429,820
Peet's Coffee & Tea, Inc. (a)(d)	26,821	1,146,866
Penn National Gaming, Inc. (a)(d)	130,497	4,667,878
Pinnacle Entertainment, Inc. (a)	120,088	1,576,755
Premier Exhibitions, Inc. (a)(d)	16,798	29,229
Red Lion Hotels Corp. (a)	38,228	326,467
Red Robin Gourmet Burgers, Inc. (a)(d)	28,395	677,505
Rick's Cabaret International, Inc. (a)	17,933	195,111
Royal Caribbean Cruises Ltd. (a)	264,498	11,582,367

	Shares	Value
Ruby Tuesday, Inc. (a)(d)	125,216	$ 1,672,886
Ruth's Hospitality Group, Inc. (a)(d)	60,328	302,243
Scientific Games Corp. Class A (a)(d)	135,208	1,211,464
Shuffle Master, Inc. (a)	141,090	1,327,657
Silverleaf Resorts, Inc. (a)	31,000	76,570
Six Flags Entertainment Corp.	54,280	3,384,901
Sonic Corp. (a)	125,987	1,118,765
Speedway Motorsports, Inc.	25,955	379,462
Summit Hotel Properties, Inc.	55,111	537,332
Texas Roadhouse, Inc. Class A	115,351	1,958,660
The Cheesecake Factory, Inc. (a)(d)	109,589	3,182,465
Town Sports International Holdings, Inc. (a)	34,405	158,607
Vail Resorts, Inc. (a)(d)	71,225	3,475,780
VCG Holding Corp. (a)(d)	18,692	41,496
Wendy's/Arby's Group, Inc.	633,339	3,014,694
WMS Industries, Inc. (a)	114,207	4,544,297
		177,602,537
Household Durables - 1.1%
American Greetings Corp. Class A (d)	73,463	1,590,474
Bassett Furniture Industries, Inc. (a)	10,564	71,307
Beazer Homes USA, Inc. (a)(d)	153,380	713,217
Blyth, Inc.	13,705	471,041
Brookfield Homes Corp. (a)(d)	21,083	307,179
Cavco Industries, Inc. (a)	15,629	637,976
Cobra Electronics Corp. (a)	1,132	4,370
CSS Industries, Inc.	16,089	281,558
Dixie Group, Inc. (a)	9,546	46,012
Emerson Radio Corp.	9,263	24,362
Ethan Allen Interiors, Inc. (d)	57,544	1,268,845
Flexsteel Industries, Inc.	8,780	128,627
Furniture Brands International, Inc. (a)	83,264	364,696
Garmin Ltd. (d)	223,139	7,575,569
Helen of Troy Ltd. (a)	56,240	1,570,783
Hooker Furniture Corp.	26,465	360,453
Hovnanian Enterprises, Inc. Class A (a)(d)	108,656	443,316
iRobot Corp. (a)	47,265	1,357,451
Jarden Corp.	180,916	5,946,709
KB Home (d)	145,551	1,928,551
Kid Brands, Inc. (a)	39,286	367,717
La-Z-Boy, Inc. (a)	102,293	1,027,022
Libbey, Inc. (a)(d)	43,749	752,045
Lifetime Brands, Inc. (a)(d)	17,993	216,096
M.D.C. Holdings, Inc.	70,813	1,858,841
M/I Homes, Inc. (a)	38,453	513,348
Meritage Homes Corp. (a)(d)	57,668	1,488,411
Mohawk Industries, Inc. (a)(d)	108,709	6,317,080
NVR, Inc. (a)(d)	11,042	8,037,030
Ryland Group, Inc.	88,680	1,539,485
Sealy Corp., Inc. (a)(d)	104,312	300,419
Skyline Corp.	14,802	297,372
Standard Pacific Corp. (a)(d)	204,738	818,952
Stanley Furniture Co., Inc. (a)(d)	20,799	114,395
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Tempur-Pedic International, Inc. (a)(d)	128,515	$ 6,032,494
Toll Brothers, Inc. (a)(d)	268,012	5,697,935
Tupperware Brands Corp.	122,819	6,589,239
Universal Electronics, Inc. (a)(d)	28,987	789,896
		67,850,273
Internet & Catalog Retail - 0.5%
1-800-FLOWERS.com, Inc. Class A (a)	102,656	281,277
Bidz.com, Inc. (a)	10,552	16,883
Blue Nile, Inc. (a)(d)	35,065	2,005,017
dELiA*s, Inc. (a)	25,316	49,873
drugstore.com, Inc. (a)(d)	150,784	300,060
eDiets.com, Inc. (a)	14,028	10,030
Gaiam, Inc. Class A	23,010	176,027
Geeknet, Inc. (a)	7,040	197,120
Hollywood Media Corp. (a)	31,946	52,711
HSN, Inc. (a)	78,306	2,543,379
Liberty Media Corp. Interactive Series A (a)	1,174,949	18,869,681
NutriSystem, Inc. (d)	55,804	738,287
Orbitz Worldwide, Inc. (a)(d)	57,753	203,868
Overstock.com, Inc. (a)(d)	30,448	464,332
PetMed Express, Inc. (d)	45,901	683,466
Shutterfly, Inc. (a)	53,346	2,277,874
US Auto Parts Network, Inc. (a)	28,450	231,014
ValueVision Media, Inc. Class A (a)	59,596	398,697
Vitacost.com, Inc. (a)(d)	42,996	220,569
		29,720,165
Leisure Equipment & Products - 0.3%
Arctic Cat, Inc. (a)	27,225	346,030
Black Diamond, Inc. (a)	5,000	33,850
Brunswick Corp. (d)	171,751	3,955,426
Callaway Golf Co.	130,960	1,013,630
Cybex International, Inc. (a)	14,718	11,039
Eastman Kodak Co. (a)(d)	517,129	1,758,239
Escalade, Inc.	6,336	36,939
Gametech International, Inc. (a)	13,061	4,245
JAKKS Pacific, Inc. (a)(d)	58,677	1,093,739
Johnson Outdoors, Inc. Class A (a)	1,929	29,784
Leapfrog Enterprises, Inc. Class A (a)(d)	86,806	376,738
Marine Products Corp. (a)(d)	22,297	162,768
Meade Instruments Corp. (a)	201	846
Nautilus, Inc. (a)	41,463	110,292
Polaris Industries, Inc. (d)	62,844	4,741,580
RC2 Corp. (a)(d)	42,542	923,587
Smith & Wesson Holding Corp. (a)(d)	147,064	586,785
Steinway Musical Instruments, Inc. (a)	16,626	357,126
Sturm Ruger & Co., Inc.	40,168	725,434
Summer Infant, Inc. (a)	10,281	75,565
		16,343,642

	Shares	Value
Media - 2.3%
A.H. Belo Corp. Class A (a)(d)	32,177	$ 231,353
Arbitron, Inc.	52,721	2,098,823
Ascent Media Corp. (a)	31,330	1,307,088
Atrinsic, Inc. (a)	521	1,308
Ballantyne of Omaha, Inc. (a)	38,181	277,194
Beasley Broadcast Group, Inc. Class A (a)(d)	4,117	25,237
Belo Corp. Series A (a)	191,951	1,529,849
Carmike Cinemas, Inc. (a)(d)	27,922	200,480
Charter Communications, Inc. Class A (a)(d)	76,348	3,494,448
Cinemark Holdings, Inc.	116,160	2,332,493
CKX, Inc. (a)	140,091	494,521
Clear Channel Outdoor Holding, Inc. Class A (a)	82,097	1,210,110
Crown Media Holdings, Inc. Class A (a)(d)	52,220	126,895
Cumulus Media, Inc. Class A (a)(d)	58,225	284,138
Dex One Corp. (a)	102,416	539,732
DISH Network Corp. Class A (a)	413,359	9,610,597
DreamWorks Animation SKG, Inc. Class A (a)(d)	121,081	3,344,257
E.W. Scripps Co. Class A (a)	67,028	641,458
Emmis Communications Corp. Class A (a)	80,456	88,502
Entercom Communications Corp. Class A (a)(d)	52,600	688,008
Entravision Communication Corp. Class A (a)	90,792	213,361
Fisher Communications, Inc. (a)	15,280	408,893
Global Traffic Network, Inc. (a)	10,368	130,118
Gray Television, Inc. (a)(d)	81,190	180,242
Harris Interactive, Inc. (a)	49,977	49,477
Harte-Hanks, Inc.	78,322	993,906
Insignia Systems, Inc.	14,162	94,744
interCLICK, Inc. (a)	46,809	264,003
John Wiley & Sons, Inc. Class A	100,725	4,815,662
Journal Communications, Inc. Class A (a)	87,795	539,061
Knology, Inc. (a)	68,669	955,872
Lamar Advertising Co. Class A (a)(d)	112,396	4,357,593
Lee Enterprises, Inc. (a)(d)	73,717	218,939
Liberty Global, Inc. Class A (a)(d)	456,853	19,233,511
Liberty Media Corp.:
Capital Series A (a)	148,999	10,811,367
Starz Series A (a)	101,917	7,154,573
LIN TV Corp. Class A (a)	61,433	375,356
Live Nation Entertainment, Inc. (a)	287,310	3,054,105
LodgeNet Entertainment Corp. (a)(d)	50,214	178,762
Madison Square Garden, Inc. Class A (a)	115,963	3,311,903
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	61,948	253,987
Media General, Inc. Class A (a)(d)	25,434	173,969
Mediacom Communications Corp. Class A (a)	88,609	781,531
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Meredith Corp.	70,340	$ 2,480,188
Morningstar, Inc. (d)	42,977	2,521,890
National CineMedia, Inc.	110,277	2,083,133
Navarre Corp. (a)(d)	59,344	120,468
New Frontier Media, Inc. (a)	31,250	65,938
Nexstar Broadcasting Group, Inc. Class A (a)	9,670	67,497
NTN Communications, Inc. (a)	16,316	7,832
Outdoor Channel Holdings, Inc.	25,606	200,495
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	52,949	325,107
Point.360 (a)	2,433	1,562
PRIMEDIA, Inc.	26,029	121,295
Radio One, Inc. Class D (non-vtg.) (a)(d)	71,002	157,624
ReachLocal, Inc. (d)	17,434	331,943
Reading International, Inc. Class A (a)	22,804	115,160
Regal Entertainment Group Class A	153,864	2,298,728
Rentrak Corp. (a)	19,535	516,310
Saga Communications, Inc. Class A (a)	1,905	55,245
Salem Communications Corp. Class A	10,000	42,200
Scholastic Corp.	48,156	1,512,098
Sinclair Broadcast Group, Inc. Class A	104,583	1,353,304
Sirius XM Radio, Inc. (a)(d)	7,617,890	13,788,381
Spanish Broadcasting System, Inc. Class A (a)	67,440	62,719
SPAR Group, Inc. (a)	4,346	4,346
SuperMedia, Inc. (a)(d)	31,732	267,183
The McClatchy Co. Class A (a)(d)	133,924	537,035
The New York Times Co. Class A (a)(d)	186,745	1,942,148
Valassis Communications, Inc. (a)	98,738	2,786,386
Value Line, Inc.	1,396	20,130
Virgin Media, Inc. (d)	588,206	16,022,731
Warner Music Group Corp. (a)	101,713	611,295
Westwood One, Inc. (a)(d)	878	6,023
World Wrestling Entertainment, Inc. Class A (d)	76,162	983,251
		138,487,071
Multiline Retail - 0.4%
99 Cents Only Stores (a)(d)	104,561	1,739,895
Dillard's, Inc. Class A	95,985	4,064,005
Dollar General Corp. (a)	65,756	1,857,607
Dollar Tree, Inc. (a)	249,805	12,570,188
Duckwall-ALCO Stores, Inc. (a)	5,890	80,457
Fred's, Inc. Class A	74,252	1,023,193
Gordmans Stores, Inc.	8,479	127,015
Retail Ventures, Inc. (a)	44,203	773,553
Saks, Inc. (a)(d)	240,524	2,946,419
The Bon-Ton Stores, Inc. (a)(d)	31,972	500,682
Tuesday Morning Corp. (a)	85,411	398,869
		26,081,883

	Shares	Value
Specialty Retail - 2.8%
A.C. Moore Arts & Crafts, Inc. (a)	32,596	$ 104,796
Aarons, Inc. Class A (d)	144,433	3,399,953
Advance Auto Parts, Inc. (d)	167,000	10,467,560
Aeropostale, Inc. (a)	183,389	4,757,111
America's Car Mart, Inc. (a)	24,361	603,666
American Eagle Outfitters, Inc.	395,135	6,065,322
AnnTaylor Stores Corp. (a)(d)	113,749	2,640,114
Asbury Automotive Group, Inc. (a)(d)	64,542	1,190,800
Ascena Retail Group, Inc. (a)	135,833	4,243,423
Barnes & Noble, Inc. (d)	83,021	1,111,651
bebe Stores, Inc.	66,198	390,568
Big 5 Sporting Goods Corp.	37,628	524,534
Body Central Corp.	9,479	161,712
Books-A-Million, Inc. (d)	19,056	112,812
Brown Shoe Co., Inc. (d)	83,784	1,298,652
Build-A-Bear Workshop, Inc. (a)	33,647	222,743
Cabela's, Inc. Class A (a)	82,863	2,248,073
Cache, Inc. (a)	27,814	110,143
Casual Male Retail Group, Inc. (a)	90,382	385,931
Charming Shoppes, Inc. (a)	209,173	683,996
Chico's FAS, Inc.	352,710	4,846,235
Christopher & Banks Corp.	68,531	418,724
Citi Trends, Inc. (a)(d)	30,443	669,442
Coldwater Creek, Inc. (a)(d)	111,162	329,040
Collective Brands, Inc. (a)	123,726	2,820,953
Conn's, Inc. (a)(d)	31,766	141,359
Cost Plus, Inc. (a)(d)	34,446	324,826
Destination Maternity Corp.	12,644	570,244
Dick's Sporting Goods, Inc. (a)	171,502	6,369,584
Dreams, Inc. (a)	34,061	101,161
DSW, Inc. Class A (a)(d)	29,714	1,206,686
Express, Inc. (d)	76,041	1,367,217
Finish Line, Inc. Class A	97,438	1,701,267
Foot Locker, Inc.	304,264	6,045,726
Genesco, Inc. (a)	46,152	1,823,927
Golfsmith International Holdings, Inc. (a)	2,576	11,077
Group 1 Automotive, Inc.	45,915	1,939,909
Guess?, Inc. (d)	125,000	5,661,250
Hastings Entertainment, Inc. (a)	8,009	45,571
Haverty Furniture Companies, Inc.	46,862	623,265
hhgregg, Inc. (a)(d)	44,703	663,393
Hibbett Sports, Inc. (a)(d)	59,523	1,869,617
Hot Topic, Inc.	93,449	499,952
J. Crew Group, Inc. (a)	119,484	5,152,150
Jo-Ann Stores, Inc. (a)	53,822	3,266,995
Jos. A. Bank Clothiers, Inc. (a)(d)	54,956	2,534,021
Kirkland's, Inc. (a)(d)	33,294	508,732
Lithia Motors, Inc. Class A (sub. vtg.)	45,718	692,171
Lumber Liquidators Holdings, Inc. (a)(d)	47,662	1,109,571
MarineMax, Inc. (a)	45,781	413,402
Midas, Inc. (a)(d)	29,295	226,450
Monro Muffler Brake, Inc.	61,433	2,007,630
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
New York & Co., Inc. (a)	52,517	$ 364,993
Office Depot, Inc. (a)	534,365	2,837,478
OfficeMax, Inc. (a)	166,260	2,284,412
Pacific Sunwear of California, Inc. (a)(d)	134,412	606,198
Penske Automotive Group, Inc. (a)(d)	90,815	1,849,902
Perfumania Holdings, Inc. (a)	1,076	8,662
PetSmart, Inc.	232,531	9,503,542
Pier 1 Imports, Inc. (a)	227,808	2,296,305
Rent-A-Center, Inc.	130,409	4,311,322
rue21, Inc. (a)(d)	31,869	1,116,052
Sally Beauty Holdings, Inc. (a)(d)	183,626	2,381,629
Select Comfort Corp. (a)	108,417	1,206,681
Shoe Carnival, Inc. (a)	18,743	486,193
Signet Jewelers Ltd. (a)	166,328	7,296,809
Sonic Automotive, Inc. Class A (sub. vtg.)	69,602	1,000,877
Stage Stores, Inc.	76,001	1,325,457
Stein Mart, Inc.	52,962	433,759
Syms Corp. (a)	1,855	12,447
Systemax, Inc. (a)(d)	17,556	239,815
Talbots, Inc. (a)(d)	78,980	493,625
The Buckle, Inc. (d)	51,362	2,007,741
The Cato Corp. Class A (sub. vtg.)	55,931	1,356,327
The Children's Place Retail Stores, Inc. (a)	54,953	2,511,352
The Men's Wearhouse, Inc.	102,424	2,734,721
The Pep Boys - Manny, Moe & Jack	104,716	1,312,091
Tractor Supply Co.	142,139	7,401,178
Trans World Entertainment Corp. (a)	21,837	38,215
Ulta Salon, Cosmetics & Fragrance, Inc. (a)(d)	93,045	3,882,768
Vitamin Shoppe, Inc. (a)	49,867	1,734,873
West Marine, Inc. (a)(d)	30,261	315,622
Wet Seal, Inc. Class A (a)(d)	251,975	1,000,341
Williams-Sonoma, Inc.	188,000	6,784,920
Winmark Corp.	2,614	96,692
Zale Corp. (a)(d)	48,284	198,930
Zumiez, Inc. (a)(d)	41,748	1,088,370
		169,205,406
Textiles, Apparel & Luxury Goods - 1.2%
American Apparel, Inc. (a)(d)	61,564	70,183
Carter's, Inc. (a)	117,349	3,363,222
Charles & Colvard Ltd. (a)(d)	15,719	61,776
Cherokee, Inc.	28,809	489,177
Columbia Sportswear Co.	29,262	1,837,361
Crocs, Inc. (a)	170,359	3,006,836
Culp, Inc. (a)	19,568	196,658
Deckers Outdoor Corp. (a)(d)	75,287	6,641,819
Delta Apparel, Inc. (a)	10,557	138,613
Forward Industries, Inc. (NY Shares) (a)	13,103	48,088
Fossil, Inc. (a)	92,566	7,103,515
G-III Apparel Group Ltd. (a)(d)	32,729	1,286,904
Hallwood Group, Inc. (a)	360	9,108

	Shares	Value
Hanesbrands, Inc. (a)	190,556	$ 4,937,306
Heelys, Inc. (a)	13,425	37,053
Iconix Brand Group, Inc. (a)(d)	145,186	3,208,611
Joe's Jeans, Inc. (a)(d)	83,654	92,019
K-Swiss, Inc. Class A (a)	60,461	605,215
Kenneth Cole Productions, Inc. Class A (sub. vtg.) (a)	22,360	290,680
Lacrosse Footwear, Inc.	1,491	25,854
Liz Claiborne, Inc. (a)(d)	185,849	955,264
Maidenform Brands, Inc. (a)	46,328	1,257,342
Movado Group, Inc. (a)(d)	36,887	519,000
Oxford Industries, Inc. (d)	27,916	673,334
Perry Ellis International, Inc. (a)	25,193	731,605
Phillips-Van Heusen Corp.	120,000	7,201,200
Quiksilver, Inc. (a)(d)	263,119	1,134,043
R.G. Barry Corp.	22,932	249,042
Rocky Brands, Inc. (a)	9,370	136,708
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	68,269	1,418,630
Steven Madden Ltd. (a)(d)	49,253	2,124,774
Tandy Brands Accessories, Inc. (a)	1,058	3,185
The Jones Group, Inc.	170,193	2,263,567
Timberland Co. Class A (a)	84,924	3,137,093
True Religion Apparel, Inc. (a)(d)	49,223	1,170,031
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	73,945	4,897,377
Unifi, Inc. (a)	31,874	605,287
Vera Bradley, Inc. (d)	20,783	713,896
Volcom, Inc. (d)	32,597	583,486
Warnaco Group, Inc. (a)(d)	88,000	5,166,480
Wolverine World Wide, Inc.	95,255	3,501,574
		71,892,916
TOTAL CONSUMER DISCRETIONARY		883,379,884
CONSUMER STAPLES - 3.1%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)(d)	19,134	1,776,018
Central European Distribution Corp. (a)(d)	125,264	2,862,282
Coca-Cola Bottling Co. Consolidated	10,828	624,776
Craft Brewers Alliance, Inc. (a)(d)	16,572	133,405
Crystal Rock Holdings, Inc. (a)	4,384	4,231
Hansen Natural Corp. (a)	139,130	8,006,932
Jones Soda Co. (a)(d)	42,540	58,280
MGP Ingredients, Inc. (d)	21,690	197,162
National Beverage Corp.	24,036	305,017
Primo Water Corp.	20,202	258,182
		14,226,285
Food & Staples Retailing - 0.4%
Andersons, Inc.	36,582	1,757,399
Arden Group, Inc. Class A	2,161	168,126
BJ's Wholesale Club, Inc. (a)	103,247	4,999,220
Casey's General Stores, Inc.	75,184	3,087,807
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Fresh Market, Inc.	24,415	$ 996,132
Ingles Markets, Inc. Class A	31,589	607,456
Nash-Finch Co.	26,058	1,051,961
PriceSmart, Inc.	32,402	1,153,187
Rite Aid Corp. (a)	1,192,464	1,562,128
Ruddick Corp.	80,197	2,943,230
Spartan Stores, Inc.	47,038	708,863
Susser Holdings Corp. (a)	26,144	362,094
The Pantry, Inc. (a)	48,462	763,761
United Natural Foods, Inc. (a)(d)	85,536	3,631,003
Village Super Market, Inc. Class A	8,400	252,336
Weis Markets, Inc.	23,890	947,716
Winn-Dixie Stores, Inc. (a)(d)	117,587	820,757
		25,813,176
Food Products - 1.6%
Alico, Inc.	6,793	180,082
B&G Foods, Inc. Class A	91,321	1,369,815
Bridgford Foods Corp. (d)	4,789	54,595
Bunge Ltd.	284,501	20,532,437
Cal-Maine Foods, Inc. (d)	27,895	805,329
Calavo Growers, Inc. (d)	26,969	626,220
Chiquita Brands International, Inc. (a)(d)	87,972	1,512,239
Corn Products International, Inc.	148,955	7,271,983
Darling International, Inc. (a)	207,698	2,884,925
Del Monte Foods Co.	382,112	7,233,380
Diamond Foods, Inc. (d)	43,189	2,200,480
Dole Food Co., Inc. (a)(d)	69,598	1,026,571
Farmer Brothers Co.	11,589	152,164
Flowers Foods, Inc.	180,781	4,808,775
Fresh Del Monte Produce, Inc.	79,425	2,269,967
Green Mountain Coffee Roasters, Inc. (a)(d)	228,699	9,326,345
Griffin Land & Nurseries, Inc.	2,210	72,908
Hain Celestial Group, Inc. (a)(d)	85,897	2,561,449
Harbinger Group, Inc. (a)	13,241	71,899
HQ Sustainable Maritime Industries, Inc. (a)(d)	36,390	148,835
Imperial Sugar Co.	28,869	311,785
Inventure Foods, Inc. (a)	12,355	52,262
J&J Snack Foods Corp.	28,888	1,270,205
John B. Sanfilippo & Son, Inc. (a)(d)	18,703	225,371
Lancaster Colony Corp.	40,370	2,330,156
Lifeway Foods, Inc. (a)(d)	9,724	89,461
Limoneira Co. (d)	14,107	324,602
Omega Protein Corp. (a)	43,375	498,379
Overhill Farms, Inc. (a)	28,537	178,071
Pilgrims Pride Corp. (a)(d)	86,817	669,359
Ralcorp Holdings, Inc. (a)(d)	107,907	6,997,769
Reddy Ice Holdings, Inc. (a)(d)	45,654	144,267
Sanderson Farms, Inc. (d)	42,135	1,742,282
Seneca Foods Corp. Class A (a)	21,181	595,822

	Shares	Value
Smart Balance, Inc. (a)	144,048	$ 625,168
Smithfield Foods, Inc. (a)(d)	306,899	7,104,712
Snyders-Lance, Inc.	81,024	1,476,257
Tasty Baking Co. (d)	4,304	12,654
Tootsie Roll Industries, Inc. (d)	47,206	1,350,092
TreeHouse Foods, Inc. (a)(d)	69,795	3,641,205
		94,750,277
Household Products - 0.4%
Central Garden & Pet Co. Class A (non-vtg.) (a)	116,081	1,069,106
Church & Dwight Co., Inc.	137,575	10,378,658
Energizer Holdings, Inc. (a)	135,972	9,087,009
Oil-Dri Corp. of America	9,479	192,518
Orchids Paper Products Co.	19,438	241,226
Spectrum Brands Holdings, Inc. (a)	38,172	1,095,536
WD-40 Co.	34,427	1,399,802
		23,463,855
Personal Products - 0.4%
Alberto-Culver Co.	173,687	6,468,104
Elizabeth Arden, Inc. (a)	52,168	1,517,567
Herbalife Ltd.	115,395	9,048,122
Inter Parfums, Inc.	30,033	542,696
Mannatech, Inc. (a)	15,760	30,417
MediFast, Inc. (a)(d)	28,489	659,235
Nature's Sunshine Products, Inc. (a)	700	5,761
Nu Skin Enterprises, Inc. Class A	108,902	3,476,152
Nutraceutical International Corp. (a)	22,373	331,120
Parlux Fragrances, Inc. (a)	13,118	41,846
Physicians Formula Holdings, Inc. (a)	15,509	58,934
Prestige Brands Holdings, Inc. (a)	100,714	1,109,868
Reliv International, Inc.	10,690	24,587
Revlon, Inc. (a)	22,903	342,171
Schiff Nutrition International, Inc.	26,843	230,045
The Female Health Co.	40,896	208,570
United-Guardian, Inc.	2,824	42,445
USANA Health Sciences, Inc. (a)(d)	16,664	580,240
		24,717,880
Tobacco - 0.1%
Alliance One International, Inc. (a)(d)	181,559	659,059
Star Scientific, Inc. (a)(d)	217,867	392,161
Universal Corp. (d)	47,003	1,965,665
Vector Group Ltd. (d)	87,821	1,483,297
		4,500,182
TOTAL CONSUMER STAPLES		187,471,655
ENERGY - 7.5%
Energy Equipment & Services - 2.4%
Atwood Oceanics, Inc. (a)(d)	108,013	4,916,752
Basic Energy Services, Inc. (a)(d)	65,515	1,256,578
Bolt Technology Corp. (a)	24,542	354,632
Bristow Group, Inc. (a)(d)	66,984	3,209,873
Bronco Drilling Co., Inc. (a)	62,021	555,088
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Cal Dive International, Inc. (a)	192,996	$ 1,327,812
Carbo Ceramics, Inc.	38,709	4,798,755
Complete Production Services, Inc. (a)	143,936	4,146,796
Dawson Geophysical Co. (a)(d)	17,762	886,679
Dresser-Rand Group, Inc. (a)(d)	163,300	8,047,424
Dril-Quip, Inc. (a)(d)	60,251	4,621,252
ENGlobal Corp. (a)	44,577	213,524
Exterran Holdings, Inc. (a)(d)	124,321	2,822,087
Geokinetics, Inc. (a)	29,001	299,580
Global Geophysical Services, Inc. (a)	39,010	548,871
Global Industries Ltd. (a)	220,536	1,980,413
Gulf Island Fabrication, Inc.	26,386	817,174
Gulfmark Offshore, Inc. Class A (a)	54,013	2,397,097
Helix Energy Solutions Group, Inc. (a)(d)	208,864	3,216,506
Hercules Offshore, Inc. (a)	230,000	1,136,200
Hornbeck Offshore Services, Inc. (a)(d)	48,820	1,386,976
ION Geophysical Corp. (a)(d)	225,815	2,894,948
Key Energy Services, Inc. (a)(d)	275,439	4,269,305
Lufkin Industries, Inc.	57,937	4,527,777
Matrix Service Co. (a)	58,410	815,404
McDermott International, Inc. (a)	451,784	10,368,443
Mitcham Industries, Inc. (a)	14,875	164,815
Natural Gas Services Group, Inc. (a)	25,396	491,159
Newpark Resources, Inc. (a)(d)	177,377	1,238,091
Oceaneering International, Inc. (a)	106,000	8,864,780
Oil States International, Inc. (a)(d)	97,810	7,119,590
OYO Geospace Corp. (a)	9,619	978,060
Parker Drilling Co. (a)	223,615	1,176,215
Patterson-UTI Energy, Inc.	300,660	8,220,044
PHI, Inc. (non-vtg.) (a)	30,743	660,975
Pioneer Drilling Co. (a)	96,322	1,090,365
Pride International, Inc. (a)	313,489	13,012,928
RigNet, Inc.	14,834	218,060
RPC, Inc. (d)	93,262	1,826,070
SEACOR Holdings, Inc.	41,842	3,965,366
Sulphco, Inc. (a)(d)	85,471	11,710
Superior Energy Services, Inc. (a)	155,150	5,943,797
Tesco Corp. (a)(d)	64,554	1,187,148
TETRA Technologies, Inc. (a)	147,151	2,032,155
TGC Industries, Inc.	14,752	98,838
Tidewater, Inc.	98,895	6,152,258
Union Drilling, Inc. (a)	29,459	228,013
Unit Corp. (a)(d)	91,852	5,465,194
Willbros Group, Inc. (a)	74,884	850,682
		142,812,259
Oil, Gas & Consumable Fuels - 5.1%
Abraxas Petroleum Corp. (a)	191,861	1,145,410
Adams Resources & Energy, Inc.	14,021	396,093
Alon USA Energy, Inc. (d)	31,382	347,713
Alpha Natural Resources, Inc. (a)(d)	236,629	12,830,024
Amyris, Inc. (d)	21,800	708,282

	Shares	Value
APCO Oil and Gas International, Inc.	18,682	$ 1,512,121
Approach Resources, Inc. (a)	46,367	1,509,246
Arch Coal, Inc.	319,460	10,711,494
Atlas Energy, Inc.	153,384	2
ATP Oil & Gas Corp. (a)(d)	86,564	1,758,115
Barnwell Industries, Inc. (a)	3,174	23,805
Berry Petroleum Co. Class A (d)	91,710	4,768,003
Bill Barrett Corp. (a)(d)	83,738	3,255,733
BioFuel Energy Corp. (a)	50,429	43,611
BPZ Energy, Inc. (a)(d)	201,636	1,310,634
Brigham Exploration Co. (a)	227,140	8,308,781
Callon Petroleum Co. (a)	58,810	492,828
Carrizo Oil & Gas, Inc. (a)(d)	60,468	2,250,619
Cheniere Energy, Inc. (a)(d)	146,962	1,525,466
Cimarex Energy Co.	165,051	19,167,373
Clayton Williams Energy, Inc. (a)	18,611	1,974,255
Clean Energy Fuels Corp. (a)(d)	97,569	1,369,869
Cloud Peak Energy, Inc. (a)	112,084	2,297,722
Cobalt International Energy, Inc. (a)	201,139	3,149,837
Comstock Resources, Inc. (a)(d)	89,090	2,365,340
Concho Resources, Inc. (a)	184,923	19,697,998
Contango Oil & Gas Co. (a)(d)	27,952	1,712,899
Continental Resources, Inc. (a)	60,741	4,223,322
CREDO Petroleum Corp. (a)	10,253	126,625
Crimson Exploration, Inc. (a)	55,157	238,830
Crosstex Energy, Inc.	96,258	989,532
Cubic Energy, Inc. (a)	11,543	8,542
CVR Energy, Inc. (a)	143,858	2,718,916
Delek US Holdings, Inc.	31,238	351,428
Delta Petroleum Corp. (a)(d)	396,867	464,334
DHT Holdings, Inc. (d)	140,401	652,865
Double Eagle Petroleum Co. (a)	27,291	297,745
Endeavor International Corp. (a)(d)	57,335	774,596
Energy Partners Ltd. (a)	62,783	1,027,758
Evergreen Energy, Inc. (a)(d)	49,466	182,035
Evolution Petroleum Corp. (a)	25,501	212,678
EXCO Resources, Inc. (d)	334,372	6,844,595
FieldPoint Petroleum Corp. (a)	9,981	49,506
Forest Oil Corp. (a)(d)	220,497	7,825,439
Frontier Oil Corp.	204,123	5,695,032
FX Energy, Inc. (a)(d)	101,249	1,160,314
Gasco Energy, Inc. (a)	187,719	100,430
Gastar Exploration Ltd. (a)	112,646	557,598
General Maritime Corp. (d)	158,594	444,063
GeoMet, Inc. (a)	38,693	52,622
Georesources, Inc. (a)	33,576	1,056,637
Gevo, Inc. (a)	14,437	284,553
GMX Resources, Inc. (a)(d)	104,152	540,549
Goodrich Petroleum Corp. (a)(d)	59,308	1,206,325
Green Plains Renewable Energy, Inc. (a)(d)	34,360	420,223
Gulfport Energy Corp. (a)	55,771	1,650,264
Harvest Natural Resources, Inc. (a)(d)	68,202	1,016,210
HKN, Inc. (a)	2,038	6,929
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Holly Corp.	87,535	$ 5,001,750
Houston American Energy Corp. (d)	36,081	577,657
Hyperdynamics Corp. (a)(d)	212,206	1,154,401
International Coal Group, Inc. (a)(d)	347,967	3,434,434
Isramco, Inc. (a)	1,059	69,174
James River Coal Co. (a)(d)	56,098	1,178,058
Kinder Morgan Holding Co. LLC (d)	199,973	6,099,177
Kodiak Oil & Gas Corp. (a)(d)	336,629	2,548,282
Lucas Energy, Inc. (a)(d)	25,312	51,383
Magellan Petroleum Corp. (a)	98,389	266,634
Magnum Hunter Resources Corp. (a)(d)	147,204	1,053,981
McMoRan Exploration Co. (a)(d)	168,647	2,951,323
Miller Petroleum, Inc. (a)(d)	61,949	340,100
NGAS Resources, Inc. (a)(d)	118,883	66,586
Northern Oil & Gas, Inc. (a)(d)	108,395	3,443,709
Oasis Petroleum, Inc. (a)(d)	81,820	2,824,426
Overseas Shipholding Group, Inc. (d)	55,418	1,870,912
Pacific Ethanol, Inc. (a)(d)	220,331	149,825
Panhandle Royalty Co. Class A	14,442	417,518
Patriot Coal Corp. (a)(d)	151,299	3,570,656
Penn Virginia Corp.	91,461	1,488,070
Petrohawk Energy Corp. (a)	594,386	12,838,738
Petroleum Development Corp. (a)	45,540	2,137,192
Petroquest Energy, Inc. (a)(d)	116,987	1,008,428
Plains Exploration & Production Co. (a)(d)	273,957	10,730,896
PostRock Energy Corp. (a)	15,646	96,223
PrimeEnergy Corp. (a)	1,965	52,800
Quicksilver Resources, Inc. (a)	234,875	3,638,214
Ram Energy Resources, Inc. (a)	134,902	236,079
Rentech, Inc. (a)(d)	462,003	591,364
Resolute Energy Corp. (a)(d)	95,091	1,724,000
Rex American Resources Corp. (a)	16,822	246,779
Rex Energy Corp. (a)	68,589	864,221
Rosetta Resources, Inc. (a)	103,591	4,698,888
Royale Energy, Inc. (a)(d)	5,582	33,436
SandRidge Energy, Inc. (a)(d)	735,805	7,954,052
SemGroup Corp. Class A (a)	72,646	2,332,663
Ship Finance International Ltd. (NY Shares)	83,458	1,735,092
SM Energy Co. (d)	122,979	8,912,288
Southern Union Co.	226,713	6,465,855
Stone Energy Corp. (a)	83,398	2,525,291
Swift Energy Co. (a)	82,384	3,538,393
Syntroleum Corp. (a)(d)	146,427	235,747
Targa Resources Corp.	26,537	869,617
Teekay Corp. (d)	81,245	2,795,640
Tengasco, Inc. (a)(d)	63,216	51,837
Toreador Resources Corp. (a)(d)	47,652	722,881
Tri-Valley Corp. (a)(d)	35,638	14,612
Ultra Petroleum Corp. (a)(d)	297,456	13,489,630

	Shares	Value
Uranium Energy Corp. (a)(d)	119,558	$ 681,481
Uranium Resources, Inc. (a)(d)	186,574	528,004
USEC, Inc. (a)(d)	238,636	1,269,544
Vaalco Energy, Inc. (a)	119,162	955,679
Venoco, Inc. (a)	43,302	798,922
Verenium Corp. (a)(d)	21,835	71,400
W&T Offshore, Inc.	71,281	1,819,804
Warren Resources, Inc. (a)	155,341	764,278
Western Refining, Inc. (a)(d)	108,273	1,761,602
Westmoreland Coal Co. (a)	15,985	217,396
Whiting Petroleum Corp. (a)	231,256	15,110,267
World Fuel Services Corp.	135,762	5,625,977
Zion Oil & Gas, Inc. (a)(d)	47,607	218,992
Zion Oil & Gas, Inc. warrants 12/31/12 (a)(d)	6,501	13,847
		304,749,873
TOTAL ENERGY		447,562,132
FINANCIALS - 20.2%
Capital Markets - 2.3%
Affiliated Managers Group, Inc. (a)	100,304	10,707,452
Arlington Asset Investment Corp.	20,855	585,191
Artio Global Investors, Inc. Class A	80,053	1,268,840
BGC Partners, Inc. Class A (d)	100,085	956,813
BlackRock, Inc. Class A	190,000	38,758,100
Calamos Asset Management, Inc. Class A	42,824	710,022
Cohen & Steers, Inc. (d)	39,350	1,149,020
Cowen Group, Inc. Class A (a)	64,791	277,305
Deerfield Capital Corp. (a)	4,454	28,817
Diamond Hill Investment Group, Inc.	5,018	373,741
Duff & Phelps Corp. Class A	46,376	730,422
Eaton Vance Corp. (non-vtg.)	231,102	7,233,493
Epoch Holding Corp.	26,352	414,517
Evercore Partners, Inc. Class A	38,160	1,315,757
FBR Capital Markets Corp. (a)	107,732	400,763
Financial Engines, Inc. (a)	53,529	1,306,643
FirstCity Financial Corp. (a)	5,260	37,136
FXCM, Inc. Class A	29,307	333,514
GAMCO Investors, Inc. Class A	11,674	542,141
GFI Group, Inc.	127,737	638,685
Gleacher & Co., Inc. (a)(d)	147,210	282,643
Greenhill & Co., Inc. (d)	57,257	4,112,770
HFF, Inc. (a)	52,057	687,152
International Assets Holding Corp. (a)(d)	27,726	671,246
Internet Capital Group, Inc. (a)	70,979	971,703
Investment Technology Group, Inc. (a)	86,206	1,650,845
Jefferies Group, Inc. (d)	220,963	5,316,370
JMP Group, Inc.	36,056	307,918
KBW, Inc.	70,980	1,816,378
Knight Capital Group, Inc. Class A (a)(d)	186,563	2,613,748
LaBranche & Co., Inc. (a)	132,189	555,194
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Ladenburg Thalmann Financial Services, Inc. (a)(d)	173,950	$ 182,648
LPL Investment Holdings, Inc.	29,134	979,194
Medallion Financial Corp.	52,498	425,234
Merriman Holdings, Inc. (a)	1,525	5,536
MF Global Holdings Ltd. (a)(d)	290,077	2,514,968
Oppenheimer Holdings, Inc. Class A (non-vtg.)	30,185	990,672
optionsXpress Holdings, Inc.	89,742	1,454,718
Penson Worldwide, Inc. (a)(d)	41,511	273,142
Piper Jaffray Companies (a)	44,362	1,825,496
Pzena Investment Management, Inc.	13,002	98,165
Raymond James Financial, Inc.	193,522	7,415,763
Rodman & Renshaw Capital Group, Inc. (a)(d)	48,067	106,709
Safeguard Scientifics, Inc. (a)	43,734	917,539
Sanders Morris Harris Group, Inc.	45,395	319,127
SEI Investments Co.	304,765	7,012,643
Stifel Financial Corp. (a)(d)	69,650	4,996,691
SWS Group, Inc.	80,179	432,165
TD Ameritrade Holding Corp.	461,704	10,065,147
Teton Advisors, Inc. (a)	145	2,175
TradeStation Group, Inc. (a)	91,873	618,305
U.S. Global Investments, Inc. Class A	32,703	256,064
Virtus Investment Partners, Inc. (a)	13,764	802,166
Waddell & Reed Financial, Inc. Class A	167,268	6,754,282
Westwood Holdings Group, Inc.	12,700	476,631
		135,679,519
Commercial Banks - 3.9%
1st Source Corp.	27,385	535,924
1st United Bancorp, Inc. (a)	45,243	290,460
Access National Corp.	1,859	12,864
ACNB Corp.	12,413	189,919
Alliance Financial Corp.	10,655	338,083
American National Bankshares, Inc.	10,983	239,100
Ameris Bancorp (d)	45,556	459,660
AmeriServ Financial, Inc. (a)(d)	8,597	19,085
Ames National Corp. (d)	14,284	268,825
Arrow Financial Corp.	27,367	685,270
Associated Banc-Corp.	346,501	5,013,869
Athens Bancshares Corp.	7,000	94,850
Auburn National Bancorp., Inc.	1,912	37,762
BancFirst Corp.	17,657	742,300
Bancorp Rhode Island, Inc.	3,897	122,794
Bancorp, Inc., Delaware (a)	50,208	425,764
BancorpSouth, Inc. (d)	152,383	2,428,985
BancTrust Financial Group, Inc. (a)(d)	20,602	54,389
Bank of Granite Corp. (a)(d)	46,225	29,584
Bank of Hawaii Corp.	95,000	4,480,200
Bank of Kentucky Financial Corp.	6,782	138,014
Bank of Marin Bancorp	11,021	399,511

	Shares	Value
Bank of the Ozarks, Inc.	33,098	$ 1,424,869
Banner Corp.	229,317	564,120
Bar Harbor Bankshares (d)	9,461	274,842
BCB Bancorp, Inc.	2,874	31,844
BOK Financial Corp.	53,381	2,741,114
Boston Private Financial Holdings, Inc. (d)	161,973	1,148,389
Bridge Bancorp, Inc. (d)	8,159	180,559
Bryn Mawr Bank Corp.	19,337	405,110
Cadence Financial Corp. (a)	15,524	38,810
Camden National Corp.	14,775	497,031
Cape Bancorp, Inc. (a)	8,818	87,298
Capital Bank Corp. (a)	17,000	49,640
Capital Bank Corp. rights 3/4/11 (a)	1,858	687
Capital City Bank Group, Inc.	26,342	331,119
CapitalSource, Inc.	591,360	4,482,509
Cardinal Financial Corp.	61,598	685,586
Cascade Bancorp (a)(d)	3,746	34,725
Cascade Financial Corp. (a)(d)	13,915	7,932
Cathay General Bancorp	155,465	2,754,840
Center Bancorp, Inc. (d)	21,050	193,239
Center Financial Corp. (a)	92,580	737,863
Centerstate Banks of Florida, Inc.	52,702	382,090
Central Pacific Financial Corp. (a)(d)	4,664	111,470
Century Bancorp, Inc. Class A (non-vtg.)	4,397	118,895
Chemical Financial Corp.	54,106	1,088,613
CIT Group, Inc. (a)	350,157	15,168,801
Citizens & Northern Corp. (d)	20,614	323,846
Citizens Banking Corp., Michigan (a)	775,122	651,800
Citizens Holding Co. (d)	1,955	39,354
City Holding Co. (d)	34,461	1,180,289
City National Corp.	94,757	5,582,135
CNB Financial Corp., Pennsylvania	19,116	270,300
CoBiz, Inc. (d)	83,769	546,174
Colony Bankcorp, Inc. (a)(d)	4,000	17,760
Columbia Banking Systems, Inc.	80,677	1,600,632
Commerce Bancshares, Inc.	156,079	6,268,133
Community Bank System, Inc. (d)	69,351	1,744,871
Community Capital Corp. (a)(d)	2,185	6,031
Community Trust Bancorp, Inc.	34,249	979,864
Cullen/Frost Bankers, Inc.	112,830	6,607,325
CVB Financial Corp. (d)	188,208	1,573,419
Danvers Bancorp, Inc.	44,840	979,306
Dearborn Bancorp, Inc. (a)(d)	38,889	56,000
Eagle Bancorp, Inc., Maryland (a)(d)	39,936	591,053
East West Bancorp, Inc.	294,467	6,837,524
Eastern Virgina Bankshares, Inc.	3,012	11,717
Encore Bancshares, Inc. (a)(d)	19,804	242,599
Enterprise Bancorp, Inc.	4,756	69,913
Enterprise Financial Services Corp.	26,895	355,552
Farmers Capital Bank Corp. (a)	5,824	43,622
Fidelity Southern Corp.	10,288	87,242
Financial Institutions, Inc.	19,738	380,746
First Bancorp, North Carolina	34,349	506,304
First Bancorp, Puerto Rico (a)(d)	39,461	183,099
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First Busey Corp. (d)	127,347	$ 645,649
First California Financial Group, Inc. (a)	35,194	130,570
First Citizen Bancshares, Inc.	12,710	2,567,420
First Commonwealth Financial Corp.	203,751	1,334,569
First Community Bancshares, Inc.	34,379	423,205
First Financial Bancorp, Ohio	125,711	2,128,287
First Financial Bankshares, Inc. (d)	44,346	2,226,169
First Financial Corp., Indiana	24,105	781,243
First Interstate Bancsystem, Inc.	33,673	481,019
First M&F Corp.	1,684	6,467
First Mariner Bancorp, Inc. (a)	999	439
First Merchants Corp.	49,539	440,402
First Midwest Bancorp, Inc., Delaware	150,708	1,819,046
First of Long Island Corp.	12,863	347,301
First Republic Bank (d)	24,891	728,062
First Security Group, Inc. (a)	10,700	8,774
First South Bancorp, Inc., Virginia (d)	16,837	90,920
First United Corp.	5,930	21,645
Firstbank Corp., Michigan	7,615	51,401
FirstMerit Corp.	212,257	3,618,982
FNB Corp., North Carolina (a)(d)	14,866	5,203
FNB Corp., Pennsylvania	226,257	2,269,358
Fulton Financial Corp.	400,008	4,356,087
German American Bancorp, Inc.	17,784	307,308
Glacier Bancorp, Inc. (d)	143,165	2,237,669
Great Southern Bancorp, Inc.	21,585	462,567
Green Bankshares, Inc. (a)(d)	21,440	73,539
Guaranty Bancorp (a)	68,760	87,325
Hampton Roads Bankshares, Inc. (a)(d)	1,150,000	1,092,500
Hancock Holding Co. (d)	63,628	2,205,983
Hanmi Financial Corp. (a)(d)	396,181	495,226
Hawthorn Bancshares, Inc.	5,846	51,562
Heartland Financial USA, Inc.	26,001	441,237
Heritage Commerce Corp. (a)	40,322	182,255
Heritage Financial Corp., Washington (a)	35,332	528,567
Home Bancorp, Inc. (a)	11,004	159,778
Home Bancshares, Inc.	54,121	1,219,346
Hudson Valley Holding Corp.	30,084	641,391
IBERIABANK Corp.	54,384	3,115,659
Independent Bank Corp. (a)(d)	17,064	66,550
Independent Bank Corp., Massachusetts (d)	45,285	1,231,299
Integra Bank Corp. (a)(d)	19,801	5,940
International Bancshares Corp.	117,752	2,247,886
Intervest Bancshares Corp. Class A (a)	9,743	26,598
Investors Bancorp, Inc. (a)	108,165	1,464,554
Lakeland Bancorp, Inc. (d)	49,855	480,104
Lakeland Financial Corp.	34,881	782,032
Macatawa Bank Corp. (a)(d)	33,992	127,810
MainSource Financial Group, Inc. (d)	39,648	394,101
MB Financial, Inc.	107,309	2,207,346

	Shares	Value
MBT Financial Corp. (a)(d)	10,000	$ 17,300
Mercantile Bancorp, Inc., Illinois (a)(d)	5,364	5,471
Mercantile Bank Corp. (d)	11,794	98,008
Merchants Bancshares, Inc.	11,980	305,490
Metro Bancorp, Inc. (a)	41,607	510,102
Metrocorp Bancshares, Inc. (a)	20,862	142,487
Middleburg Financial Corp.	10,000	165,200
Midsouth Bancorp, Inc. (d)	24,320	345,101
MidWestOne Financial Group, Inc. (d)	14,000	203,000
Nara Bancorp, Inc. (a)(d)	69,089	724,053
National Bankshares, Inc. (d)	11,866	344,114
National Penn Bancshares, Inc.	270,000	2,143,800
NBT Bancorp, Inc.	75,329	1,676,070
NewBridge Bancorp (a)	15,472	79,371
North Valley Bancorp (a)	2,276	23,944
Northern States Financial Corp. (a)(d)	2,836	4,850
Northfield Bancorp, Inc.	44,462	595,346
Northrim Bancorp, Inc.	10,594	196,731
Norwood Financial Corp.	1,403	38,302
Ohio Valley Banc Corp.	6,000	137,820
Old National Bancorp, Indiana	174,006	1,948,867
Old Second Bancorp, Inc. (d)	34,774	35,817
OmniAmerican Bancorp, Inc. (a)	15,000	235,050
Oriental Financial Group, Inc.	90,000	1,077,300
Orrstown Financial Services, Inc.	11,753	323,208
PAB Bankshares, Inc. (a)(d)	7,901	3,713
Pacific Capital Bancorp NA (a)(d)	8,705	251,836
Pacific Continental Corp.	35,781	360,315
Pacific Mercantile Bancorp (a)(d)	7,285	33,730
PacWest Bancorp	65,972	1,366,280
Park National Corp.	25,297	1,665,302
Park Sterling Corp. (a)	55,000	274,450
Peapack-Gladstone Financial Corp.	14,231	189,984
Penns Woods Bancorp, Inc. (d)	5,017	195,814
Peoples Bancorp, Inc.	16,960	229,130
Peoples Financial Corp., Mississippi	6,457	107,380
Pinnacle Financial Partners, Inc. (a)(d)	71,032	1,132,960
Popular, Inc. (a)	2,006,618	6,521,509
Porter Bancorp, Inc.	3,733	31,432
Preferred Bank, Los Angeles California (a)	10,547	15,926
Premier Financial Bancorp, Inc.	2,538	17,208
PremierWest Bancorp (a)(d)	4,289	12,738
Princeton National Bancorp, Inc. (a)(d)	2,512	14,092
PrivateBancorp, Inc. (d)	138,942	1,989,649
Prosperity Bancshares, Inc. (d)	91,647	3,741,031
QCR Holdings, Inc.	4,300	33,411
Renasant Corp. (d)	54,170	870,512
Republic Bancorp, Inc., Kentucky Class A	22,049	377,920
Republic First Bancorp, Inc. (a)	25,520	74,774
Royal Bancshares of Pennsylvania, Inc. Class A (a)	6,704	11,967
S&T Bancorp, Inc.	57,662	1,285,863
S.Y. Bancorp, Inc.	26,121	647,801
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Sandy Spring Bancorp, Inc.	51,493	$ 983,001
Savannah Bancorp, Inc.	3,956	30,817
SCBT Financial Corp.	24,009	777,652
Seacoast Banking Corp., Florida (a)(d)	204,897	336,031
Shore Bancshares, Inc.	14,795	147,654
Sierra Bancorp	23,690	256,800
Signature Bank, New York (a)(d)	81,986	4,254,254
Simmons First National Corp. Class A (d)	35,300	1,015,934
Southside Bancshares, Inc.	36,514	832,884
Southwest Bancorp, Inc., Oklahoma (a)	44,454	632,580
Southwest Georgia Financial Corp.	835	11,481
State Bancorp, Inc., New York	30,308	318,840
StellarOne Corp.	43,365	638,766
Sterling Bancorp, New York	61,222	614,669
Sterling Bancshares, Inc.	207,827	1,880,834
Sterling Financial Corp., Washington (a)(d)	43,899	746,283
Suffolk Bancorp (d)	24,189	498,052
Summit Financial Group, Inc. (a)	1,800	7,560
Sun Bancorp, Inc., New Jersey (a)	28,600	125,268
Superior Bancorp (a)(d)	14,301	7,437
Susquehanna Bancshares, Inc.	259,900	2,484,644
SVB Financial Group (a)(d)	82,048	4,445,361
Synovus Financial Corp. (d)	1,330,935	3,393,884
Taylor Capital Group, Inc. (a)(d)	23,163	246,918
TCF Financial Corp. (d)	266,011	4,317,359
Tennessee Commerce Bancorp, Inc. (a)	27,690	142,050
Texas Capital Bancshares, Inc. (a)(d)	74,026	1,868,416
The First Bancorp, Inc. (d)	14,000	204,540
TIB Financial Corp. (a)(d)	777	15,152
Tompkins Financial Corp.	19,783	811,103
Tower Bancorp, Inc.	30,952	709,729
TowneBank (d)	58,000	863,620
Trico Bancshares	28,113	456,274
Trustmark Corp.	111,711	2,619,623
UMB Financial Corp.	66,266	2,642,688
Umpqua Holdings Corp.	225,582	2,580,658
Union/First Market Bankshares Corp.	39,707	457,028
United Bankshares, Inc., West Virginia (d)	87,470	2,505,141
United Community Banks, Inc., Georgia (a)(d)	205,620	281,699
United Security Bancshares, Inc.	8,545	70,582
United Security Bancshares, California (d)	6,920	21,936
Univest Corp. of Pennsylvania	30,083	542,697
Valley National Bancorp (d)	331,692	4,520,962
Virginia Commerce Bancorp, Inc. (a)(d)	53,587	316,163
VIST Financial Corp.	13,051	116,806
Washington Banking Co., Oak Harbor	28,921	407,786
Washington Trust Bancorp, Inc.	34,101	783,641

	Shares	Value
Webster Financial Corp.	148,858	$ 3,450,528
WesBanco, Inc.	56,089	1,168,895
West Bancorp., Inc. (d)	25,000	190,250
West Coast Bancorp (a)(d)	174,728	588,833
Westamerica Bancorp.	61,632	3,178,979
Western Alliance Bancorp. (a)(d)	154,211	1,250,651
Whitney Holding Corp.	192,010	2,722,702
Wilber Corp.	605	5,639
Wilmington Trust Corp., Delaware	195,016	875,622
Wilshire Bancorp, Inc. (d)	68,983	455,978
Wintrust Financial Corp.	69,529	2,334,784
Yadkin Valley Financial Corp. (a)	15,173	34,443
		236,138,257
Consumer Finance - 0.3%
Advance America Cash Advance Centers, Inc.	114,471	615,854
Cash America International, Inc.	58,456	2,496,656
CompuCredit Holdings Corp. (a)(d)	57,820	385,081
Consumer Portfolio Services, Inc. (a)	11,918	14,898
Credit Acceptance Corp. (a)	10,231	722,309
Dollar Financial Corp. (a)(d)	71,558	1,530,626
EZCORP, Inc. (non-vtg.) Class A (a)	90,125	2,584,785
First Cash Financial Services, Inc. (a)(d)	61,832	2,024,380
First Marblehead Corp. (a)(d)	112,828	262,889
Green Dot Corp. Class A (d)	15,696	819,488
Imperial Holdings, Inc. (a)	33,575	367,311
Nelnet, Inc. Class A	61,253	1,367,779
Netspend Holdings, Inc. (d)	37,586	492,752
QC Holdings, Inc.	10,421	41,476
White River Capital, Inc.	3,701	65,767
World Acceptance Corp. (a)(d)	30,448	1,821,095
		15,613,146
Diversified Financial Services - 0.4%
Asset Acceptance Capital Corp. (a)(d)	17,141	100,789
Asta Funding, Inc.	15,653	135,398
California First National Bancorp	373	5,446
Catskill Litigation Trust (a)	1,036	0
CBOE Holdings, Inc.	21,427	634,025
Compass Diversified Holdings	78,157	1,266,925
Encore Capital Group, Inc. (a)	28,691	781,256
Gain Capital Holdings, Inc.	22,236	172,107
Interactive Brokers Group, Inc.	76,687	1,184,814
Life Partners Holdings, Inc. (d)	22,647	187,064
MarketAxess Holdings, Inc.	61,544	1,316,426
Marlin Business Services Corp. (a)	15,072	167,299
MicroFinancial, Inc.	5,166	24,693
MSCI, Inc. Class A (a)	233,141	8,276,506
NCP Litigation Trust (a)	200	0
NewStar Financial, Inc. (a)	64,653	684,675
PHH Corp. (a)(d)	109,942	2,713,369
PICO Holdings, Inc. (a)(d)	42,864	1,273,489
Portfolio Recovery Associates, Inc. (a)(d)	33,764	2,814,229
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Primus Guaranty Ltd. (a)(d)	24,036	$ 121,382
Resource America, Inc. Class A	23,799	150,648
		22,010,540
Insurance - 4.0%
21st Century Holding Co.	8,797	29,294
Alleghany Corp.	14,635	4,986,876
Allied World Assurance Co. Holdings Ltd.	88,264	5,446,771
American Equity Investment Life Holding Co. (d)	114,423	1,510,384
American Financial Group, Inc.	152,445	5,279,170
American Independence Corp. (a)	3,087	16,207
American National Insurance Co.	28,238	2,294,902
American Safety Insurance Group Ltd. (a)	24,056	513,596
Amerisafe, Inc. (a)	44,533	888,879
Amtrust Financial Services, Inc. (d)	47,695	917,175
Arch Capital Group Ltd. (a)(d)	96,372	8,721,666
Argo Group International Holdings, Ltd.	61,502	2,342,611
Arthur J. Gallagher & Co.	205,515	6,453,171
Aspen Insurance Holdings Ltd.	135,514	4,004,439
Assured Guaranty Ltd.	327,024	4,751,659
Axis Capital Holdings Ltd.	234,217	8,506,761
Baldwin & Lyons, Inc. Class B	14,444	352,289
Brown & Brown, Inc.	226,125	5,910,908
Citizens, Inc. Class A (a)(d)	68,998	514,725
CNA Financial Corp.	57,678	1,698,040
CNA Surety Corp. (a)	32,491	821,372
CNO Financial Group, Inc. (a)	466,666	3,378,662
Crawford & Co. Class B	33,301	146,524
CRM Holdings Ltd. (a)	964	4,030
Delphi Financial Group, Inc. Class A	90,310	2,795,998
Donegal Group, Inc. Class A	22,422	286,105
Eastern Insurance Holdings, Inc.	12,780	165,884
eHealth, Inc. (a)(d)	59,193	742,280
EMC Insurance Group	12,011	293,189
Employers Holdings, Inc.	87,592	1,762,351
Endurance Specialty Holdings Ltd.	89,887	4,457,496
Enstar Group Ltd. (a)	19,620	1,645,333
Erie Indemnity Co. Class A (d)	55,889	3,903,288
Everest Re Group Ltd.	102,873	9,119,691
FBL Financial Group, Inc. Class A	25,807	806,211
Fidelity National Financial, Inc. Class A	444,245	6,152,793
First Acceptance Corp. (a)	24,679	44,669
First American Financial Corp.	211,483	3,332,972
Flagstone Reinsurance Holdings Ltd.	59,995	683,943
Fortegra Financial Corp. (a)	10,980	125,172
FPIC Insurance Group, Inc. (a)	23,952	902,032
Global Indemnity PLC (a)	37,631	839,171
Greenlight Capital Re, Ltd. (a)(d)	62,574	1,810,892
Hallmark Financial Services, Inc. (a)	17,049	153,441
Hanover Insurance Group, Inc.	89,016	4,136,574

	Shares	Value
Harleysville Group, Inc.	30,356	$ 1,109,512
HCC Insurance Holdings, Inc.	224,325	6,985,481
Hilltop Holdings, Inc. (a)	103,357	1,000,496
Horace Mann Educators Corp.	77,728	1,317,490
Independence Holding Co.	11,587	98,142
Infinity Property & Casualty Corp.	25,586	1,553,326
Investors Title Co.	1,641	52,135
Kansas City Life Insurance Co.	8,684	296,472
Maiden Holdings Ltd.	126,348	1,009,521
Markel Corp. (a)(d)	19,394	8,061,116
MBIA, Inc. (a)(d)	305,217	3,421,483
Meadowbrook Insurance Group, Inc.	108,435	1,101,700
Mercer Insurance Group, Inc.	6,069	170,539
Mercury General Corp.	51,324	2,111,469
Montpelier Re Holdings Ltd.	136,355	2,750,280
National Financial Partners Corp. (a)(d)	82,942	1,172,800
National Interstate Corp.	11,081	230,928
National Security Group, Inc.	2,778	36,836
National Western Life Insurance Co. Class A	5,143	899,408
Navigators Group, Inc. (a)(d)	28,529	1,496,631
Old Republic International Corp.	473,495	5,918,688
OneBeacon Insurance Group Ltd.	47,103	645,311
PartnerRe Ltd.	138,205	10,959,657
Phoenix Companies, Inc. (a)(d)	215,503	573,238
Platinum Underwriters Holdings Ltd.	79,339	3,308,436
Presidential Life Corp.	42,771	428,565
Primerica, Inc.	37,761	972,723
ProAssurance Corp. (a)	64,151	4,062,683
Protective Life Corp.	166,217	4,725,549
Reinsurance Group of America, Inc.	141,367	8,537,153
RenaissanceRe Holdings Ltd.	106,800	7,157,736
RLI Corp.	38,582	2,214,993
Safety Insurance Group, Inc.	30,482	1,466,794
SeaBright Insurance Holdings, Inc.	51,078	537,851
Selective Insurance Group, Inc.	105,121	1,911,100
StanCorp Financial Group, Inc. (d)	91,193	4,194,878
State Auto Financial Corp.	27,743	479,399
Stewart Information Services Corp.	39,262	437,771
Symetra Financial Corp.	182,639	2,611,738
Tower Group, Inc. (d)	78,533	2,134,527
Transatlantic Holdings, Inc.	127,532	6,495,205
Unico American Corp.	2,607	24,767
United Fire & Casualty Co.	43,429	898,546
Unitrin, Inc.	94,827	2,777,483
Universal Insurance Holdings, Inc.	43,849	253,009
Validus Holdings Ltd.	162,585	5,032,006
W.R. Berkley Corp. (d)	252,050	7,548,898
Wesco Financial Corp.	3,395	1,327,988
White Mountains Insurance Group Ltd.	13,477	5,117,891
		241,279,944
Real Estate Investment Trusts - 7.5%
Acadia Realty Trust (SBI)	81,368	1,611,086
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Agree Realty Corp.	26,797	$ 684,127
Alexanders, Inc.	6,957	2,753,094
Alexandria Real Estate Equities, Inc. (d)	107,788	8,644,598
AMB Property Corp. (SBI) (d)	328,469	11,949,702
American Assets Trust, Inc.	46,896	1,011,078
American Campus Communities, Inc.	129,659	4,333,204
American Capital Agency Corp.	112,930	3,325,789
Annaly Capital Management, Inc.	1,523,000	27,307,390
Anworth Mortgage Asset Corp. (d)	286,499	2,045,603
Apollo Commercial Real Estate Finance, Inc.	43,970	748,369
Arbor Realty Trust, Inc. (a)	35,011	249,278
Armour Residential REIT, Inc.	57,962	427,760
Ashford Hospitality Trust, Inc. (d)	118,771	1,224,529
Associated Estates Realty Corp.	85,017	1,381,526
BioMed Realty Trust, Inc.	252,714	4,586,759
Brandywine Realty Trust (SBI)	278,920	3,430,716
BRE Properties, Inc.	121,203	5,758,355
BRT Realty Trust (a)	7,942	51,305
Camden Property Trust (SBI) (d)	132,691	7,851,326
Campus Crest Communities, Inc.	70,294	1,006,610
Capital Trust, Inc. Class A (a)(d)	74,422	209,870
CapLease, Inc.	133,087	714,677
Capstead Mortgage Corp. (d)	139,819	1,837,222
CBL & Associates Properties, Inc. (d)	266,863	4,763,505
Cedar Shopping Centers, Inc.	105,841	641,396
Chatham Lodging Trust	29,978	523,716
Chesapeake Lodging Trust	37,115	690,339
Chimera Investment Corp.	2,000,000	8,620,000
Cogdell Spencer, Inc.	115,249	738,746
Colonial Properties Trust (SBI)	151,718	2,990,362
Colony Financial, Inc.	37,619	799,404
CommonWealth REIT	140,660	4,038,349
Coresite Realty Corp.	56,834	883,200
Corporate Office Properties Trust (SBI) (d)	127,270	4,565,175
Cousins Properties, Inc.	189,696	1,608,622
Crexus Investment Corp.	33,045	436,194
Cypress Sharpridge Investments, Inc. (d)	147,677	1,840,055
DCT Industrial Trust, Inc.	404,436	2,272,930
Developers Diversified Realty Corp.	378,177	5,407,931
DiamondRock Hospitality Co. (a)	300,539	3,534,339
Digital Realty Trust, Inc. (d)	176,553	10,384,847
Douglas Emmett, Inc.	242,258	4,542,338
Duke Realty LP	490,495	6,901,265
DuPont Fabros Technology, Inc. (d)	132,372	3,232,524
EastGroup Properties, Inc.	53,293	2,426,430
Education Realty Trust, Inc.	137,924	1,137,873
Entertainment Properties Trust (SBI) (d)	89,528	4,267,800
Equity Lifestyle Properties, Inc.	62,283	3,614,905
Equity One, Inc.	104,950	2,008,743
Essex Property Trust, Inc. (d)	60,362	7,471,608

	Shares	Value
Excel Trust, Inc.	36,356	$ 443,907
Extra Space Storage, Inc.	165,304	3,264,754
Federal Realty Investment Trust (SBI)	118,000	9,933,240
FelCor Lodging Trust, Inc. (a)	185,888	1,407,172
First Industrial Realty Trust, Inc. (a)(d)	138,938	1,557,495
First Potomac Realty Trust	96,567	1,557,626
Franklin Street Properties Corp.	149,212	2,242,656
General Growth Properties, Inc.	778,649	12,396,092
Getty Realty Corp. (d)	54,914	1,615,570
Gladstone Commercial Corp.	27,168	498,804
Glimcher Realty Trust	191,692	1,763,566
Government Properties Income Trust	71,296	1,937,112
Gramercy Capital Corp. (a)(d)	82,269	432,735
Hatteras Financial Corp.	107,699	3,185,736
Healthcare Realty Trust, Inc.	123,626	2,880,486
Hersha Hospitality Trust	288,886	1,897,981
Highwoods Properties, Inc. (SBI) (d)	143,184	4,858,233
Home Properties, Inc.	72,536	4,273,821
Hospitality Properties Trust (SBI)	243,226	5,594,198
Hudson Pacific Properties, Inc.	32,175	484,234
Inland Real Estate Corp.	149,331	1,406,698
Institutional Financial Markets, Inc. (a)	13,399	68,871
Invesco Mortgage Capital, Inc.	94,138	2,197,181
Investors Real Estate Trust (d)	168,238	1,567,978
iStar Financial, Inc. (a)(d)	184,539	1,843,545
Kilroy Realty Corp. (d)	100,534	3,895,693
Kite Realty Group Trust	135,125	762,105
LaSalle Hotel Properties (SBI) (d)	137,046	3,866,068
Lexington Corporate Properties Trust	213,561	2,022,423
Liberty Property Trust (SBI) (d)	220,350	7,441,220
LTC Properties, Inc.	52,185	1,524,846
Mack-Cali Realty Corp.	150,000	5,091,000
Medical Properties Trust, Inc.	213,702	2,506,724
MFA Financial, Inc.	557,442	4,721,534
Mid-America Apartment Communities, Inc.	66,253	4,304,457
Mission West Properties, Inc.	44,320	303,592
Monmouth Real Estate Investment Corp. Class A	55,007	454,358
MPG Office Trust, Inc. (a)(d)	152,070	600,677
National Health Investors, Inc.	53,803	2,556,719
National Retail Properties, Inc.	161,261	4,142,795
Nationwide Health Properties, Inc.	261,560	11,179,074
New York Mortgage Trust, Inc.	18,765	135,108
NorthStar Realty Finance Corp.	164,306	984,193
Omega Healthcare Investors, Inc.	188,397	4,515,876
One Liberty Properties, Inc.	26,364	392,296
Parkway Properties, Inc.	47,937	777,059
Pebblebrook Hotel Trust	81,657	1,791,555
Pennsylvania Real Estate Investment Trust (SBI)	106,278	1,534,654
Pennymac Mortgage Investment Trust (d)	45,675	860,974
Piedmont Office Realty Trust, Inc. Class A (d)	259,904	5,198,080
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
PMC Commercial Trust	7,785	$ 70,454
Post Properties, Inc.	93,932	3,663,348
Potlatch Corp.	89,624	3,441,562
PS Business Parks, Inc.	38,623	2,434,794
RAIT Financial Trust (SBI) (d)	207,394	709,287
Ramco-Gershenson Properties Trust (SBI)	91,827	1,240,583
Rayonier, Inc.	152,348	9,343,503
Realty Income Corp.	225,000	8,093,250
Redwood Trust, Inc.	141,657	2,320,342
Regency Centers Corp. (d)	160,000	7,240,000
Resource Capital Corp.	102,633	760,511
Retail Opportunity Investments Corp.	96,644	1,063,084
Sabra Health Care REIT, Inc.	141,747	2,610,980
Saul Centers, Inc.	18,146	834,716
Senior Housing Properties Trust (SBI)	244,403	5,997,650
SL Green Realty Corp.	152,465	11,546,174
Sovran Self Storage, Inc.	63,213	2,452,664
Starwood Property Trust, Inc.	135,367	3,166,234
Strategic Hotel & Resorts, Inc. (a)	298,130	1,937,845
Sun Communities, Inc.	38,815	1,342,223
Sunstone Hotel Investors, Inc. (a)(d)	225,932	2,426,510
Supertel Hospitality, Inc., Maryland (a)	13,197	23,491
Tanger Factory Outlet Centers, Inc.	153,177	4,082,167
Taubman Centers, Inc. (d)	108,567	6,023,297
Terreno Realty Corp.	17,736	325,101
The Macerich Co. (d)	253,909	12,857,952
Transcontinental Realty Investors, Inc. (a)	1,497	6,242
Two Harbors Investment Corp.	77,934	861,171
U-Store-It Trust	166,793	1,709,628
UDR, Inc. (d)	355,006	8,633,746
UMH Properties, Inc.	11,975	124,061
Universal Health Realty Income Trust (SBI)	28,666	1,140,047
Urstadt Biddle Properties, Inc.	5,274	85,650
Urstadt Biddle Properties, Inc. Class A	50,629	981,696
Walter Investment Management Corp.	53,722	1,052,414
Washington (REIT) (SBI)	122,217	3,818,059
Weingarten Realty Investors (SBI) (d)	232,290	6,009,342
Whitestone REIT Class B	2,755	39,397
Winthrop Realty Trust	45,512	555,246
		445,383,761
Real Estate Management & Development - 0.6%
American Realty Investments, Inc. (a)	1,965	7,781
Avatar Holdings, Inc. (a)	24,216	515,801
Brookfield Properties Corp.	508,544	8,922,100
Consolidated-Tomoka Land Co.	9,480	324,974
Forest City Enterprises, Inc. Class A (a)(d)	240,874	4,552,519
Forestar Group, Inc. (a)(d)	71,719	1,381,308
Grubb & Ellis Co. (a)(d)	102,602	112,862
Howard Hughes Corp. (a)	74,102	4,280,873
Jones Lang LaSalle, Inc.	82,802	8,149,373
Kennedy-Wilson Holdings, Inc. (a)(d)	67,305	740,355

	Shares	Value
Maui Land & Pineapple, Inc. (a)	8,316	$ 61,289
Stratus Properties, Inc. (a)	2,986	40,162
Tejon Ranch Co. (a)(d)	28,687	754,755
The St. Joe Co. (a)(d)	178,115	4,769,920
Thomas Properties Group, Inc. (a)(d)	57,345	193,253
ZipRealty, Inc. (a)	13,953	40,603
		34,847,928
Thrifts & Mortgage Finance - 1.2%
Abington Bancorp, Inc.	45,893	573,663
Anchor BanCorp Wisconsin, Inc. (a)(d)	89,689	96,864
Astoria Financial Corp.	180,491	2,530,484
Bank Mutual Corp.	109,952	507,978
BankAtlantic Bancorp, Inc. (non-vtg.) Class A (a)(d)	95,847	99,681
BankFinancial Corp.	45,531	398,396
BankUnited, Inc.	52,897	1,499,630
BCSB Bancorp, Inc. (a)	2,564	32,460
Beneficial Mutual Bancorp, Inc. (a)	85,327	767,943
Berkshire Bancorp, Inc. (a)	1,110	8,092
Berkshire Hills Bancorp, Inc.	29,883	674,160
BofI Holding, Inc. (a)(d)	18,477	279,372
Brookline Bancorp, Inc., Delaware	135,467	1,407,502
Camco Financial Corp. (a)	7,852	16,725
Capitol Federal Financial, Inc.	342,218	4,325,636
CFS Bancorp, Inc.	7,861	44,415
Cheviot Financial Corp.	52	442
Chicopee Bancorp, Inc. (a)	7,735	106,820
Citizens South Banking Corp., Delaware	11,035	52,968
Clifton Savings Bancorp, Inc.	18,163	207,058
Dime Community Bancshares, Inc.	83,947	1,302,857
Doral Financial Corp. (a)	131,542	173,635
Eagle Bancorp Montana, Inc.	15,964	181,990
ESB Financial Corp. (d)	17,063	236,493
ESSA Bancorp, Inc.	31,156	405,028
Farmer Mac Class C (non-vtg.)	21,618	430,847
First Clover Leaf Financial Corp.	10,566	75,019
First Defiance Financial Corp. (a)	17,515	245,210
First Federal Bancshares of Arkansas, Inc. (a)(d)	3,747	10,716
First Financial Holdings, Inc.	33,877	361,129
First Financial Northwest, Inc. (d)	33,079	197,482
First Financial Service Corp. (a)	745	3,047
First Niagara Financial Group, Inc. (d)	418,607	6,061,429
First PacTrust Bancorp, Inc.	3,124	48,360
First Place Financial Corp. (a)	22,128	71,916
Flagstar Bancorp, Inc. (a)	735,207	1,286,612
Flushing Financial Corp.	72,793	1,042,396
Fox Chase Bancorp, Inc.	24,994	320,923
Heritage Financial Group, Inc.	3,578	47,265
HMN Financial, Inc. (a)	2,852	7,444
Home Federal Bancorp, Inc.	34,573	384,452
HopFed Bancorp, Inc.	7,885	73,015
Impac Mortgage Holdings, Inc. (a)(d)	12,126	32,498
Indiana Community Bancorp	2,558	39,777
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Jefferson Bancshares, Inc., Tennessee (a)	5,738	$ 22,034
Kaiser Federal Financial Group, Inc.	19,000	256,310
Kearny Financial Corp.	46,441	456,051
Legacy Bancorp, Inc. (d)	18,619	250,426
Louisiana Bancorp, Inc. (a)	240	3,550
Meridian Interstate Bancorp, Inc. (a)	11,286	146,718
Meta Financial Group, Inc.	424	7,674
MGIC Investment Corp. (a)(d)	395,646	3,398,599
MutualFirst Financial, Inc.	2,603	25,249
NASB Financial, Inc. (d)	3,384	51,031
New England Bancshares, Inc.	7,230	69,047
New York Community Bancorp, Inc. (d)	860,000	16,047,600
NewAlliance Bancshares, Inc.	208,580	3,262,191
Northeast Community Bancorp, Inc.	8,762	53,886
Northwest Bancshares, Inc.	104,410	1,267,537
OceanFirst Financial Corp.	36,227	502,106
Ocwen Financial Corp. (a)	148,348	1,569,522
Oritani Financial Corp.	43,733	562,844
Parkvale Financial Corp.	2,919	32,372
Peoples Federal Bancshares, Inc. (a)	4,940	68,419
Provident Financial Holdings, Inc.	14,065	117,724
Provident Financial Services, Inc.	125,938	1,865,142
Provident New York Bancorp	82,178	779,047
Pulaski Financial Corp.	7,400	53,650
PVF Capital Corp. (a)	16,043	31,926
Radian Group, Inc.	260,590	1,839,765
Riverview Bancorp, Inc. (a)	13,156	39,600
Rockville Financial, Inc.	12,414	200,983
Roma Financial Corp.	23,122	242,781
Rome Bancorp, Inc.	12,337	151,005
Territorial Bancorp, Inc.	14,000	277,060
TF Financial Corp.	1,866	38,272
TFS Financial Corp.	190,928	1,981,833
The PMI Group, Inc. (a)(d)	293,473	868,680
Timberland Bancorp, Inc.	12,774	74,472
Tree.com, Inc. (a)(d)	15,968	108,742
Trustco Bank Corp., New York	189,881	1,144,982
United Community Financial Corp., Ohio (a)	28,070	42,386
United Financial Bancorp, Inc.	38,185	596,068
ViewPoint Financial Group	52,099	691,875
Walker & Dunlop, Inc.	23,394	285,641
Washington Federal, Inc.	228,441	4,059,397
Waterstone Financial, Inc. (a)(d)	7,726	22,637
Westfield Financial, Inc.	94,628	859,222
WSFS Financial Corp.	22,660	1,060,941
		72,156,826
TOTAL FINANCIALS		1,203,109,921

	Shares	Value
HEALTH CARE - 11.0%
Biotechnology - 2.8%
A.P. Pharma, Inc. (a)	76,222	$ 28,766
Aastrom Biosciences, Inc. (a)(d)	91,835	199,282
Acadia Pharmaceuticals, Inc. (a)	109,109	164,755
Achillion Pharmaceuticals, Inc. (a)	100,625	584,631
Acorda Therapeutics, Inc. (a)	74,729	1,567,067
ADVENTRX Pharmaceuticals, Inc. (a)(d)	29,953	63,201
Affymax, Inc. (a)	38,409	245,049
Agenus, Inc. (a)(d)	203,925	185,572
Alexion Pharmaceuticals, Inc. (a)	176,977	17,039,346
Alkermes, Inc. (a)(d)	183,172	2,624,855
Allos Therapeutics, Inc. (a)(d)	159,058	531,254
Alnylam Pharmaceuticals, Inc. (a)(d)	76,999	845,449
AMAG Pharmaceuticals, Inc. (a)(d)	41,784	769,243
Amicus Therapeutics, Inc. (a)(d)	13,257	81,265
Amylin Pharmaceuticals, Inc. (a)	257,698	3,942,779
Anacor Pharmaceuticals, Inc.	7,741	61,386
Anadys Pharmaceuticals, Inc. (a)	89,040	107,738
Anthera Pharmaceuticals, Inc. (d)	10,855	59,051
ARCA biopharma, Inc. (a)(d)	10,234	31,725
Arena Pharmaceuticals, Inc. (a)(d)	236,019	382,351
ARIAD Pharmaceuticals, Inc. (a)(d)	255,133	1,533,349
ArQule, Inc. (a)	76,410	486,732
Array Biopharma, Inc. (a)	77,370	216,636
AspenBio Pharma, Inc. (a)	59,738	34,648
AVEO Pharmaceuticals, Inc. (d)	71,068	979,317
AVI BioPharma, Inc. (a)(d)	273,454	546,908
Avigen, Inc. rights (a)	22,946	0
BioCryst Pharmaceuticals, Inc. (a)	63,265	274,570
BioMarin Pharmaceutical, Inc. (a)(d)	200,756	4,910,492
Bionovo, Inc. (a)(d)	38,429	30,782
Biosante Pharmaceuticals, Inc. (a)	159,376	342,658
Biospecifics Technologies Corp. (a)(d)	10,284	276,434
BioTime, Inc. (a)(d)	59,804	412,050
Capstone Therapeutics Corp. (a)	36,394	16,745
Cardium Therapeutics, Inc. (a)(d)	106,276	39,641
Cel-Sci Corp. (a)(d)	411,094	271,528
Celera Corp. (a)(d)	170,078	1,081,696
Cell Therapeutics, Inc. (a)(d)	1,494,934	418,582
Celldex Therapeutics, Inc. (a)(d)	81,942	322,032
Celsion Corp. (a)(d)	18,593	45,739
Cepheid, Inc. (a)(d)	116,754	3,095,149
Chelsea Therapeutics International Ltd. (a)	83,309	344,066
Cleveland Biolabs, Inc. (a)(d)	54,599	389,291
Clinical Data, Inc. (a)(d)	35,619	1,081,749
Codexis, Inc. (a)	49,272	525,240
Cubist Pharmaceuticals, Inc. (a)(d)	111,759	2,450,875
Curis, Inc. (a)(d)	140,733	437,680
Cyclacel Pharmaceuticals, Inc. (a)(d)	71,040	91,642
Cytokinetics, Inc. (a)	96,287	151,171
Cytori Therapeutics, Inc. (a)(d)	75,787	441,080
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
CytRx Corp. (a)(d)	304,123	$ 288,917
DARA BioSciences, Inc. (a)(d)	6,088	20,760
Dendreon Corp. (a)	282,345	9,483,969
Discovery Laboratories, Inc. (a)(d)	33,604	69,224
DUSA Pharmaceuticals, Inc. (a)	18,615	55,659
Dyax Corp. (a)(d)	180,578	310,594
Dynavax Technologies Corp. (a)(d)	209,834	627,404
Emergent BioSolutions, Inc. (a)	43,988	925,508
EntreMed, Inc. (a)(d)	21,863	112,594
Enzon Pharmaceuticals, Inc. (a)(d)	132,377	1,413,786
EpiCept Corp. (a)	43,938	26,802
Exact Sciences Corp. (a)(d)	85,070	461,930
Exelixis, Inc. (a)(d)	211,688	2,635,516
Forticell Bioscience, Inc. (a)	2	0
Genomic Health, Inc. (a)(d)	33,236	838,877
GenVec, Inc. (a)	221,273	98,489
Geron Corp. (a)(d)	229,239	1,134,733
GTx, Inc. (a)	24,446	63,071
Halozyme Therapeutics, Inc. (a)	165,085	1,140,737
Hemispherx Biopharma, Inc. (a)(d)	257,396	115,828
Human Genome Sciences, Inc. (a)(d)	370,072	9,262,902
iBio, Inc. (a)(d)	43,247	160,446
Icagen, Inc. (a)(d)	30,461	93,515
Idenix Pharmaceuticals, Inc. (a)(d)	109,538	370,238
Idera Pharmaceuticals, Inc. (a)	29,318	77,693
ImmunoGen, Inc. (a)(d)	128,285	1,155,848
Immunomedics, Inc. (a)(d)	140,629	514,702
Incyte Corp. (a)(d)	223,517	3,057,713
Infinity Pharmaceuticals, Inc. (a)(d)	30,812	178,401
Inhibitex, Inc. (a)(d)	120,334	282,785
Inovio Pharmaceuticals, Inc. (a)(d)	218,287	257,579
Insmed, Inc. (a)	288,644	157,311
InterMune, Inc. (a)(d)	88,572	3,242,621
Ironwood Pharmaceuticals, Inc. Class A	91,945	1,124,487
Isis Pharmaceuticals, Inc. (a)(d)	188,414	1,718,336
IsoRay, Inc. (a)	40,023	52,030
Keryx Biopharmaceuticals, Inc. (a)	121,174	478,637
Lexicon Pharmaceuticals, Inc. (a)(d)	421,944	818,571
Ligand Pharmaceuticals, Inc.:
rights 12/31/11 (a)	41,636	0
Class B (a)	35,427	384,029
rights (a)	26,087	1,122
rights	26,087	913
rights (a)	26,087	783
rights (a)	26,087	561
Luna Innovations, Inc. (a)	14,322	27,355
MannKind Corp. (a)(d)	155,644	582,109
Marina Biotech, Inc. (a)(d)	24,825	17,350
Maxygen, Inc.	84,192	351,081
MediciNova, Inc. (a)	5,606	20,378
Medivation, Inc. (a)(d)	67,096	1,159,419

	Shares	Value
Metabolix, Inc. (a)(d)	52,180	$ 473,794
Micromet, Inc. (a)(d)	172,673	1,075,753
Momenta Pharmaceuticals, Inc. (a)(d)	76,975	1,068,413
Myrexis, Inc. (a)	78,861	302,038
Myriad Genetics, Inc. (a)(d)	181,824	3,367,380
Nabi Biopharmaceuticals (a)	107,264	607,114
Nanosphere, Inc. (a)	21,580	70,998
Neuralstem, Inc. (a)(d)	67,988	139,375
Neurocrine Biosciences, Inc. (a)	110,468	745,659
NeurogesX, Inc. (a)(d)	18,576	70,775
Nile Therapeutics, Inc. (a)	25,000	15,000
Novavax, Inc. (a)(d)	164,307	427,198
NPS Pharmaceuticals, Inc. (a)	136,555	1,055,570
Omeros Corp. (a)(d)	24,072	156,227
OncoGenex Pharmaceuticals, Inc. (a)	14,191	222,799
Oncothyreon, Inc. (a)(d)	35,000	110,950
ONYX Pharmaceuticals, Inc. (a)	121,713	4,289,166
Opexa Therapeutics, Inc. (a)(d)	16,303	30,161
Opko Health, Inc. (a)(d)	308,000	1,487,640
Orchid Cellmark, Inc. (a)	20,246	42,112
OREXIGEN Therapeutics, Inc. (a)(d)	67,497	220,040
Osiris Therapeutics, Inc. (a)(d)	34,104	226,110
OXiGENE, Inc. (a)	2,854	6,992
Oxygen Biotherapeutics, Inc. (a)(d)	44,103	85,119
PDL BioPharma, Inc. (d)	283,029	1,570,811
Peregrine Pharmaceuticals, Inc. (a)(d)	126,870	282,920
Pharmacyclics, Inc. (a)(d)	89,553	462,093
Pharmasset, Inc. (a)	55,140	2,757,000
PharmAthene, Inc. (a)(d)	65,286	204,345
Poniard Pharmaceuticals, Inc. (a)(d)	65,535	22,937
Progenics Pharmaceuticals, Inc. (a)(d)	77,075	435,474
PROLOR Biotech, Inc. (a)(d)	83,603	476,537
Raptor Pharmaceutical Corp. (a)(d)	66,987	240,483
Regeneron Pharmaceuticals, Inc. (a)(d)	134,583	4,881,325
Repligen Corp. (a)	65,974	317,995
Rexahn Pharmaceuticals, Inc. (a)(d)	117,188	186,329
Rigel Pharmaceuticals, Inc. (a)(d)	105,868	740,017
RXi Pharmaceuticals Corp. (a)(d)	32,745	55,667
Sangamo Biosciences, Inc. (a)(d)	102,470	847,427
Savient Pharmaceuticals, Inc. (a)(d)	129,760	1,250,886
SciClone Pharmaceuticals, Inc. (a)(d)	81,031	359,778
Seattle Genetics, Inc. (a)(d)	183,700	2,727,945
SIGA Technologies, Inc. (a)(d)	68,091	912,419
Spectrum Pharmaceuticals, Inc. (a)(d)	102,942	698,976
StemCells, Inc. (a)(d)	577,693	537,312
Sunesis Pharmaceuticals, Inc. (a)(d)	43,318	90,968
Synta Pharmaceuticals Corp. (a)(d)	51,508	287,930
Talecris Biotherapeutics Holdings Corp. (a)	120,390	3,002,527
Targacept, Inc. (a)	47,180	1,352,651
Telik, Inc. (a)(d)	81,953	86,051
Tengion, Inc. (a)	3,080	8,439
Theravance, Inc. (a)(d)	121,175	2,760,367
Threshold Pharmaceuticals, Inc. (a)(d)	31,608	74,279
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Transcept Pharmaceuticals, Inc. (a)	8,035	$ 71,753
Trimeris, Inc. (a)(d)	51,840	132,710
Trius Therapeutics, Inc.	11,671	78,546
United Therapeutics Corp. (a)(d)	97,797	6,594,452
Vanda Pharmaceuticals, Inc. (a)(d)	50,708	373,211
Vertex Pharmaceuticals, Inc. (a)(d)	399,537	18,646,392
Vical, Inc. (a)(d)	130,900	276,199
XOMA Ltd. (a)(d)	70,792	370,242
Zalicus, Inc. (a)(d)	139,798	303,362
ZIOPHARM Oncology, Inc. (a)(d)	123,726	753,491
Zogenix, Inc.	25,010	102,041
		167,767,230
Health Care Equipment & Supplies - 2.9%
Abaxis, Inc. (a)(d)	44,657	1,184,304
Abiomed, Inc. (a)	65,779	820,264
Accuray, Inc. (a)	117,529	1,163,537
Alere, Inc. (a)(d)	166,953	6,451,064
Align Technology, Inc. (a)(d)	126,886	2,645,573
Alimera Sciences, Inc. (a)(d)	16,534	131,941
Alphatec Holdings, Inc. (a)(d)	121,047	321,985
American Medical Systems Holdings, Inc. (a)(d)	150,910	3,306,438
Analogic Corp.	26,724	1,448,441
Angiodynamics, Inc. (a)(d)	50,411	847,913
Anika Therapeutics, Inc. (a)	23,734	214,793
Antares Pharma, Inc. (a)	291,705	455,060
ArthroCare Corp. (a)	53,034	1,829,143
Atricure, Inc. (a)	17,851	179,224
Atrion Corp.	3,139	553,531
Beckman Coulter, Inc.	136,435	11,341,842
BioLase Technology, Inc. (a)	42,518	131,806
Bovie Medical Corp. (a)(d)	27,980	76,945
BSD Medical Corp. (a)(d)	95,648	417,025
Cantel Medical Corp.	30,619	669,025
Cardica, Inc. (a)(d)	38,892	127,566
Cardiovascular Systems, Inc. (a)	30,872	274,761
Cerus Corp. (a)(d)	105,314	362,280
Conceptus, Inc. (a)(d)	54,532	766,720
CONMED Corp. (a)	56,910	1,506,977
Cooper Companies, Inc.	88,943	5,498,456
Cryolife, Inc. (a)	62,316	336,506
Cutera, Inc. (a)	28,281	273,194
Cyberonics, Inc. (a)(d)	52,881	1,746,659
Cynosure, Inc. Class A (a)	19,062	260,006
Daxor Corp.	4,315	46,429
Delcath Systems, Inc. (a)(d)	77,527	507,802
Derma Sciences, Inc. (a)	15,164	163,316
DexCom, Inc. (a)(d)	118,541	1,734,255
Digirad Corp. (a)	23,301	56,388
DynaVox, Inc. Class A (a)	31,306	182,827
Edwards Lifesciences Corp. (a)	222,093	18,886,789

	Shares	Value
Endologix, Inc. (a)	82,756	$ 491,571
EnteroMedics, Inc. (a)	36,799	102,669
Escalon Medical Corp. (a)	3,512	4,776
Exactech, Inc. (a)	16,201	307,009
Fonar Corp. (a)	785	1,586
Gen-Probe, Inc. (a)(d)	98,481	6,192,485
Greatbatch, Inc. (a)(d)	46,571	1,158,686
Haemonetics Corp. (a)(d)	49,513	3,052,476
Hansen Medical, Inc. (a)(d)	150,643	314,844
Hill-Rom Holdings, Inc.	121,945	4,642,446
Hologic, Inc. (a)	509,778	10,287,320
ICU Medical, Inc. (a)(d)	29,363	1,232,952
IDEXX Laboratories, Inc. (a)(d)	113,863	8,847,155
Immucor, Inc. (a)	133,720	2,603,528
Insulet Corp. (a)(d)	68,909	1,219,689
Integra LifeSciences Holdings Corp. (a)	37,738	1,892,561
Invacare Corp. (d)	64,211	1,898,719
Iridex Corp. (a)	9,439	34,452
IRIS International, Inc. (a)	45,897	465,855
IVAX Diagnostics, Inc. (a)	7,111	8,675
Kensey Nash Corp. (a)	23,000	603,980
Kewaunee Scientific Corp.	4,046	54,783
Kinetic Concepts, Inc. (a)(d)	122,849	6,015,916
LeMaitre Vascular, Inc.	1,968	13,264
Mako Surgical Corp. (a)(d)	76,211	1,569,947
Masimo Corp. (d)	104,192	3,140,347
Medical Action Industries, Inc. (a)	32,086	265,030
MELA Sciences, Inc. (a)(d)	56,246	147,927
Meridian Bioscience, Inc.	77,781	1,677,736
Merit Medical Systems, Inc. (a)(d)	65,679	1,121,797
Natus Medical, Inc. (a)	54,935	871,269
Neogen Corp. (a)(d)	45,552	1,703,189
Neoprobe Corp. (a)	151,812	645,201
NeuroMetrix, Inc. (a)	7,830	4,072
NuVasive, Inc. (a)(d)	77,459	2,070,479
NxStage Medical, Inc. (a)(d)	66,463	1,371,132
OraSure Technologies, Inc. (a)	90,011	623,776
Orthofix International NV (a)	35,872	1,133,555
Orthovita, Inc. (a)(d)	153,839	366,137
Palomar Medical Technologies, Inc. (a)	37,055	592,139
PositiveID Corp. (a)	38,054	23,213
Quidel Corp. (a)(d)	56,141	738,816
ResMed, Inc. (a)(d)	296,162	9,358,719
Retractable Technologies, Inc. (a)	5,601	9,074
Rochester Medical Corp. (a)	16,874	178,358
Rockwell Medical Technologies, Inc. (a)(d)	31,392	286,295
RTI Biologics, Inc. (a)	112,823	303,494
Sirona Dental Systems, Inc. (a)	78,736	3,973,019
Solta Medical, Inc. (a)	95,309	298,317
SonoSite, Inc. (a)(d)	29,726	1,068,650
Staar Surgical Co. (a)(d)	59,345	356,070
Stereotaxis, Inc. (a)(d)	86,066	339,961
Steris Corp.	104,191	3,526,865
SurModics, Inc. (a)(d)	30,705	400,393
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Symmetry Medical, Inc. (a)	70,589	$ 638,125
Synergetics USA, Inc. (a)	50,364	254,338
Synovis Life Technologies, Inc. (a)	24,716	487,894
Teleflex, Inc.	77,827	4,544,319
The Spectranetics Corp. (a)	69,914	336,985
Theragenics Corp. (a)	45,104	78,932
ThermoGenesis Corp. (a)	9,860	26,918
Thoratec Corp. (a)	113,467	3,163,460
TomoTherapy, Inc. (a)	105,827	376,744
TranS1, Inc. (a)(d)	3,362	11,162
Unilife Corp. (a)(d)	91,041	429,714
Urologix, Inc. (a)(d)	5,053	3,082
Uroplasty, Inc. (a)	38,436	194,871
Utah Medical Products, Inc.	5,222	143,971
Vascular Solutions, Inc. (a)(d)	26,619	292,543
Vermillion, Inc. (a)	14,358	71,503
Vision Sciences, Inc. (a)	8,293	17,001
Volcano Corp. (a)	98,373	2,581,308
West Pharmaceutical Services, Inc.	64,987	2,671,616
Wright Medical Group, Inc. (a)	79,689	1,261,477
Young Innovations, Inc.	11,302	357,934
Zoll Medical Corp. (a)(d)	42,034	1,945,334
		176,422,390
Health Care Providers & Services - 2.7%
Accretive Health, Inc. (d)	61,669	1,253,731
Addus HomeCare Corp. (a)	4,950	22,226
Air Methods Corp. (a)	21,830	1,267,013
Alliance Healthcare Services, Inc. (a)	85,590	354,343
Allied Healthcare International, Inc. (a)	93,265	228,499
Almost Family, Inc. (a)	17,026	664,014
Amedisys, Inc. (a)(d)	55,217	1,983,395
America Service Group, Inc.	22,770	416,236
American Dental Partners, Inc. (a)	32,592	418,807
AMERIGROUP Corp. (a)(d)	100,691	5,774,629
AMN Healthcare Services, Inc. (a)	81,540	609,104
AmSurg Corp. (a)	64,648	1,527,632
Animal Health International, Inc. (a)	28,873	112,605
Arcadia Resources, Inc. (a)	234,491	36,932
Assisted Living Concepts, Inc. Class A (a)	20,297	729,677
Bio-Reference Laboratories, Inc. (a)(d)	47,759	999,118
BioScrip, Inc. (a)	94,888	400,427
Brookdale Senior Living, Inc. (a)	196,815	5,292,355
Capital Senior Living Corp. (a)	42,320	355,065
CardioNet, Inc. (a)(d)	51,733	249,353
Catalyst Health Solutions, Inc. (a)	76,718	3,468,421
Centene Corp. (a)(d)	100,262	3,054,983
Chemed Corp.	45,925	3,005,332
Chindex International, Inc. (a)(d)	31,354	559,669
Community Health Systems, Inc. (a)	186,579	7,625,484
Continucare Corp. (a)	66,963	379,011
Corvel Corp. (a)	14,051	695,525

	Shares	Value
Cross Country Healthcare, Inc. (a)	61,944	$ 515,374
Emergency Medical Services Corp. Class A (a)	58,865	3,717,325
Emergent Group, Inc.	4,000	33,680
Emeritus Corp. (a)(d)	59,212	1,393,258
Epocrates, Inc. (a)	10,804	234,447
ExamWorks Group, Inc. (a)	18,466	389,079
Five Star Quality Care, Inc. (a)	85,432	599,733
Genoptix, Inc. (a)	34,459	861,130
Gentiva Health Services, Inc. (a)	59,621	1,683,101
Hanger Orthopedic Group, Inc. (a)	65,013	1,748,850
Health Management Associates, Inc. Class A (a)	489,818	4,898,180
Health Net, Inc. (a)	190,448	5,602,980
HealthSouth Corp. (a)	185,790	4,497,976
Healthspring, Inc. (a)	101,634	3,825,504
Healthways, Inc. (a)	68,247	953,411
HearUSA, Inc. (a)	11,117	6,559
Henry Schein, Inc. (a)(d)	178,684	12,325,622
HMS Holdings Corp. (a)(d)	54,353	4,106,913
Hooper Holmes, Inc. (a)	117,357	92,712
InfuSystems Holdings, Inc. (a)	5,400	13,824
Integramed America, Inc. (a)	12,500	127,000
IPC The Hospitalist Co., Inc. (a)	40,062	1,634,530
Kindred Healthcare, Inc. (a)(d)	77,307	1,926,490
Landauer, Inc.	19,719	1,240,325
LCA-Vision, Inc. (a)	24,822	175,492
LHC Group, Inc. (a)(d)	36,807	1,099,057
LifePoint Hospitals, Inc. (a)(d)	109,087	4,252,211
Lincare Holdings, Inc. (d)	192,877	5,659,011
Magellan Health Services, Inc. (a)	65,947	3,164,137
Medcath Corp. (a)	37,470	532,823
MEDNAX, Inc. (a)	91,778	5,959,146
Metropolitan Health Networks, Inc. (a)(d)	74,750	371,508
Molina Healthcare, Inc. (a)	33,765	1,182,788
MWI Veterinary Supply, Inc. (a)(d)	25,757	1,782,900
National Healthcare Corp.	19,858	945,241
National Research Corp.	4,606	150,662
NeoStem, Inc. (a)(d)	61,492	86,089
NovaMed Eyecare, Inc. (a)	19,134	251,421
Omnicare, Inc.	233,098	6,673,596
Owens & Minor, Inc.	121,844	3,801,533
PDI, Inc. (a)	12,340	106,988
PharMerica Corp. (a)	64,907	762,657
Providence Service Corp. (a)	27,523	451,652
PSS World Medical, Inc. (a)(d)	111,985	2,913,850
Psychemedics Corp.	4,891	42,552
RadNet, Inc. (a)(d)	57,857	193,821
RehabCare Group, Inc. (a)	48,383	1,797,428
Rural/Metro Corp. (a)	51,730	775,433
Select Medical Holdings Corp. (a)	114,670	894,426
Sharps Compliance Corp. (a)(d)	23,452	131,800
Skilled Healthcare Group, Inc. (a)(d)	55,360	758,986
SRI/Surgical Express, Inc. (a)	2,620	15,065
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Sun Healthcare Group, Inc. (a)	50,315	$ 739,631
Sunrise Senior Living, Inc. (a)	117,342	1,336,525
Team Health Holdings, Inc. (a)(d)	40,997	758,035
The Ensign Group, Inc.	25,474	774,664
Triple-S Management Corp. (a)(d)	42,519	840,175
U.S. Physical Therapy, Inc. (a)	23,352	461,669
Universal American Financial Corp.	79,092	1,627,713
Universal Health Services, Inc. Class B	181,295	8,286,994
VCA Antech, Inc. (a)(d)	168,631	4,222,520
Wellcare Health Plans, Inc. (a)	83,317	3,128,553
		161,020,341
Health Care Technology - 0.4%
Allscripts-Misys Healthcare Solutions, Inc. (a)	364,343	7,778,723
Arrhythmia Research Technology, Inc.	7,380	46,125
athenahealth, Inc. (a)(d)	68,550	3,108,057
Computer Programs & Systems, Inc.	27,034	1,460,106
Emdeon, Inc. Class A (a)	85,869	1,348,143
HealthStream, Inc. (a)	24,676	192,226
iCAD, Inc. (a)	80,945	103,610
MedAssets, Inc. (a)(d)	88,552	1,254,782
Medidata Solutions, Inc. (a)	43,908	1,137,656
Mediware Information Systems, Inc. (a)	1,310	14,698
MedQuist, Inc. (d)	19,722	176,512
Merge Healthcare, Inc. (a)	152,366	763,354
Omnicell, Inc. (a)	65,872	885,320
Quality Systems, Inc.	35,150	2,808,485
Simulations Plus, Inc. (a)	24,000	78,960
Transcend Services, Inc. (a)	21,882	465,868
Vital Images, Inc. (a)	35,168	527,168
		22,149,793
Life Sciences Tools & Services - 1.2%
Accelrys, Inc. (a)	120,176	1,040,724
Affymetrix, Inc. (a)(d)	138,802	681,518
Albany Molecular Research, Inc. (a)	52,930	239,244
Apricus Biosciences, Inc. (a)(d)	31,298	167,757
Arrowhead Research Corp. (a)(d)	107,660	73,209
Bio-Rad Laboratories, Inc. Class A (a)	37,965	4,334,084
Bioanalytical Systems, Inc. (a)	4,772	11,739
BioClinica, Inc. (a)	2,110	10,086
Biodelivery Sciences International, Inc. (a)	29,350	102,725
Bruker BioSciences Corp. (a)	140,981	2,705,425
Caliper Life Sciences, Inc. (a)	89,830	600,963
Cambrex Corp. (a)	55,696	305,214
Charles River Laboratories International, Inc. (a)	132,754	4,837,556
Complete Genomics, Inc.	6,387	46,625
Covance, Inc. (a)(d)	126,119	7,116,895
Dionex Corp. (a)	34,049	4,011,653
Enzo Biochem, Inc. (a)	71,931	310,023

	Shares	Value
eResearchTechnology, Inc. (a)	97,301	$ 617,861
Furiex Pharmaceuticals, Inc. (a)	22,412	372,487
Harvard Bioscience, Inc. (a)	44,066	191,467
Illumina, Inc. (a)(d)	245,253	17,020,558
Kendle International, Inc. (a)	32,552	387,369
Luminex Corp. (a)(d)	83,541	1,572,242
Medtox Scientific, Inc.	20,575	311,506
Mettler-Toledo International, Inc. (a)(d)	65,907	11,294,483
Pacific Biosciences of California, Inc. (d)	24,450	384,843
PAREXEL International Corp. (a)	114,327	2,683,255
Pharmaceutical Product Development, Inc.	215,781	5,927,504
pSivida Corp. (a)(d)	36,297	143,736
Pure Bioscience (a)(d)	60,728	117,205
Radient Pharmaceuticals Corp. (a)	43,458	28,030
Sequenom, Inc. (a)(d)	173,740	1,066,764
SeraCare Life Sciences, Inc. (a)	22,066	88,926
Strategic Diagnostics, Inc. (a)	3,743	8,309
Techne Corp.	71,991	5,161,035
Virtualscopics, Inc. (a)(d)	21,674	42,048
		74,015,068
Pharmaceuticals - 1.0%
Acura Pharmaceuticals, Inc. (a)(d)	10,000	32,900
Adeona Pharmaceuticals, Inc. (a)(d)	51,943	60,254
Adolor Corp. (a)	98,002	137,203
Aegerion Pharmaceuticals, Inc.	8,209	121,986
Akorn, Inc. (a)(d)	152,326	851,502
Alexza Pharmaceuticals, Inc. (a)(d)	101,778	127,223
Ardea Biosciences, Inc. (a)(d)	31,860	844,609
ARYx Therapeutics, Inc. (a)	22,000	5,870
Auxilium Pharmaceuticals, Inc. (a)(d)	91,907	2,065,150
AVANIR Pharmaceuticals Class A (a)(d)	172,793	651,430
Biodel, Inc. (a)(d)	43,101	87,495
BioMimetic Therapeutics, Inc. (a)	45,475	613,003
Cadence Pharmaceuticals, Inc. (a)(d)	82,366	618,569
Caraco Pharmaceutical Laboratories Ltd. (a)(d)	20,224	105,367
Columbia Laboratories, Inc. (a)(d)	113,680	396,743
Corcept Therapeutics, Inc. (a)(d)	102,377	382,890
Cornerstone Therapeutics, Inc. (a)	14,000	75,460
CPEX Pharmaceuticals, Inc. (a)	2,885	78,587
Cumberland Pharmaceuticals, Inc. (a)(d)	25,805	157,927
DepoMed, Inc. (a)(d)	91,801	770,210
Durect Corp. (a)	164,752	533,796
Endo Pharmaceuticals Holdings, Inc. (a)(d)	203,752	7,237,271
Heska Corp. (a)	2,043	12,238
Hi-Tech Pharmacal Co., Inc. (a)(d)	20,470	472,652
Impax Laboratories, Inc. (a)	120,889	2,489,105
Inspire Pharmaceuticals, Inc. (a)	122,003	490,452
Ista Pharmaceuticals, Inc. (a)	56,235	433,572
Jazz Pharmaceuticals, Inc. (a)	51,340	1,264,504
KV Pharmaceutical Co. Class A (a)(d)	95,206	772,121
Lannett Co., Inc. (a)(d)	38,740	219,656
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
MAP Pharmaceuticals, Inc. (a)(d)	35,439	$ 571,631
Medicis Pharmaceutical Corp. Class A	113,164	3,631,433
Nektar Therapeutics (a)(d)	220,724	2,116,743
NuPathe, Inc.	4,564	35,736
Obagi Medical Products, Inc. (a)	38,431	440,419
Oculus Innovative Sciences, Inc. (a)(d)	37,430	76,732
Optimer Pharmaceuticals, Inc. (a)(d)	67,979	811,669
Pain Therapeutics, Inc. (d)	81,649	558,479
Par Pharmaceutical Companies, Inc. (a)	67,377	2,080,602
Pernix Therapeutics Holdings, Inc. (a)	6,280	75,360
Perrigo Co.	166,122	12,696,704
Pozen, Inc. (a)	51,346	263,918
Questcor Pharmaceuticals, Inc. (a)(d)	113,928	1,476,507
Repros Therapeutics, Inc. (a)(d)	22,363	100,634
Salix Pharmaceuticals Ltd. (a)	100,357	3,345,902
Santarus, Inc. (a)	112,545	359,019
Somaxon Pharmaceuticals, Inc. (a)(d)	72,498	221,119
Sucampo Pharmaceuticals, Inc. Class A (a)	9,550	40,970
SuperGen, Inc. (a)	95,559	283,810
The Medicines Company (a)(d)	102,906	1,789,535
Ventrus Biosciences, Inc.	14,203	112,204
ViroPharma, Inc. (a)	151,320	2,713,168
Vivus, Inc. (a)(d)	156,420	1,190,356
XenoPort, Inc. (a)	68,811	500,256
		57,602,651
TOTAL HEALTH CARE		658,977,473
INDUSTRIALS - 13.7%
Aerospace & Defense - 1.1%
AAR Corp. (a)(d)	77,566	2,116,776
AeroVironment, Inc. (a)(d)	35,853	1,040,096
Alliant Techsystems, Inc.	60,768	4,385,627
American Science & Engineering, Inc.	18,390	1,728,660
Applied Energetics, Inc. (a)(d)	120,402	100,174
Ascent Solar Technologies, Inc. (a)(d)	48,274	161,718
Astronics Corp. (a)	23,103	498,101
Astrotech Corp. (a)(d)	39,511	47,808
BE Aerospace, Inc. (a)	197,941	6,674,571
Breeze Industrial Products Corp. (a)	9,000	63,630
Ceradyne, Inc. (a)(d)	50,748	1,940,096
CPI Aerostructures, Inc. (a)	6,823	101,458
Cubic Corp.	31,432	1,581,344
Curtiss-Wright Corp.	90,702	3,346,904
DigitalGlobe, Inc. (a)	55,805	1,801,385
Ducommun, Inc.	21,976	491,603
Esterline Technologies Corp. (a)	57,843	4,139,824
GenCorp, Inc. (non-vtg.) (a)(d)	114,678	595,179
GeoEye, Inc. (a)	43,856	1,953,785

	Shares	Value
Global Defense Technology & Systems, Inc. (a)	6,632	$ 108,433
HEICO Corp. Class A	54,928	2,148,783
Herley Industries, Inc. (a)	27,079	514,501
Hexcel Corp. (a)	185,780	3,446,219
Innovative Solutions & Support, Inc. (a)	8,701	51,684
KEYW Holding Corp.	32,855	468,184
Kratos Defense & Security Solutions, Inc. (a)	37,342	538,098
Ladish Co., Inc. (a)	28,761	1,559,997
LMI Aerospace, Inc. (a)	20,120	361,355
Moog, Inc. Class A (a)	81,294	3,691,561
National Presto Industries, Inc.	10,035	1,269,829
Orbital Sciences Corp. (a)(d)	114,216	2,031,903
SIFCO Industries, Inc.	1,004	16,315
Sparton Corp. (a)	15,255	118,989
Spirit AeroSystems Holdings, Inc. Class A (a)(d)	201,028	5,224,718
Sypris Solutions, Inc. (a)	8,306	34,885
Taser International, Inc. (a)(d)	148,024	559,531
Teledyne Technologies, Inc. (a)	70,547	3,694,546
TransDigm Group, Inc. (a)	74,886	6,019,337
Triumph Group, Inc.	36,729	3,180,364
		67,807,971
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	116,519	914,674
Atlas Air Worldwide Holdings, Inc. (a)	50,817	3,469,785
Express-1 Expedited Solutions, Inc. (a)(d)	36,115	81,259
Forward Air Corp.	58,738	1,740,407
Hub Group, Inc. Class A (a)	74,096	2,590,396
Pacer International, Inc. (a)(d)	66,403	360,568
Park-Ohio Holdings Corp. (a)	19,844	438,156
UTI Worldwide, Inc.	197,179	3,923,862
		13,519,107
Airlines - 0.9%
AirTran Holdings, Inc. (a)	263,703	1,925,032
Alaska Air Group, Inc. (a)	70,119	4,168,575
Allegiant Travel Co. (d)	30,802	1,271,199
AMR Corp. (a)(d)	647,666	4,365,269
Delta Air Lines, Inc. (a)	1,551,833	17,442,603
Hawaiian Holdings, Inc. (a)	111,372	739,510
JetBlue Airways Corp. (a)(d)	484,804	2,763,383
Pinnacle Airlines Corp. (a)	44,001	266,206
Republic Airways Holdings, Inc. (a)(d)	96,210	609,971
SkyWest, Inc.	114,274	1,885,521
United Continental Holdings, Inc. (d)	621,392	14,938,264
US Airways Group, Inc. (a)(d)	318,018	2,738,135
		53,113,668
Building Products - 0.5%
A.O. Smith Corp.	67,620	2,731,848
AAON, Inc.	29,059	892,111
Ameresco, Inc. Class A (a)	19,011	274,139
American Woodmark Corp.	17,801	355,130
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Ameron International Corp.	17,064	$ 1,205,742
Apogee Enterprises, Inc.	58,003	792,901
Armstrong World Industries, Inc. (d)	34,784	1,448,406
Builders FirstSource, Inc. (a)	93,298	222,982
Gibraltar Industries, Inc. (a)	60,586	656,146
Griffon Corp. (a)	103,053	1,242,819
Insteel Industries, Inc.	37,536	464,320
Lennox International, Inc.	99,447	4,823,180
NCI Building Systems, Inc. (a)(d)	41,117	580,983
Owens Corning (a)	219,633	7,847,487
PGT, Inc. (a)(d)	27,428	65,553
Quanex Building Products Corp.	73,366	1,385,884
Simpson Manufacturing Co. Ltd. (d)	73,324	2,121,263
Trex Co., Inc. (a)	30,535	914,523
Universal Forest Products, Inc.	38,813	1,323,523
US Home Systems, Inc. (a)	9,441	44,562
USG Corp. (a)(d)	134,742	2,309,478
		31,702,980
Commercial Services & Supplies - 1.5%
A.T. Cross Co. Class A (a)	7,939	86,456
ABM Industries, Inc.	85,064	2,265,254
ACCO Brands Corp. (a)	109,260	934,173
American Reprographics Co. (a)	75,972	676,151
Amrep Corp. (a)	2,187	22,439
APAC Customer Services, Inc. (a)	67,188	393,722
Casella Waste Systems, Inc. Class A (a)	61,767	452,752
CECO Environmental Corp. (a)	10,861	64,514
Cenveo, Inc. (a)(d)	130,034	726,890
Clean Harbors, Inc. (a)	44,510	4,089,579
Consolidated Graphics, Inc. (a)	20,441	1,114,852
Copart, Inc. (a)	147,342	6,189,837
Corrections Corp. of America (a)(d)	219,204	5,445,027
Courier Corp.	23,631	337,214
Covanta Holding Corp. (d)	249,310	4,218,325
Deluxe Corp.	100,098	2,557,504
Document Security Systems, Inc. (a)(d)	17,893	82,308
Ecology & Environment, Inc. Class A	3,122	47,173
EnergySolutions, Inc.	174,901	1,157,845
EnerNOC, Inc. (a)(d)	35,536	685,134
Ennis, Inc.	53,968	876,980
Food Technology Service, Inc. (a)	6,071	22,159
Fuel Tech, Inc. (a)(d)	43,650	326,502
G&K Services, Inc. Class A	37,108	1,203,041
GlobalOptions Group, Inc. (a)	14,933	40,618
Healthcare Services Group, Inc.	117,115	2,081,134
Herman Miller, Inc.	113,341	3,053,407
Higher One Holdings, Inc. (a)(d)	57,594	1,082,191
HNI Corp.	72,810	2,310,261
Hudson Technologies, Inc. (a)	5,000	9,650
Humitech International Group, Inc. (a)	75	0
Industrial Services of America, Inc. (a)(d)	12,843	138,576

	Shares	Value
InnerWorkings, Inc. (a)(d)	63,081	$ 515,372
Interface, Inc. Class A	109,071	1,818,214
Intersections, Inc.	9,831	98,212
KAR Auction Services, Inc. (a)	50,849	713,920
Kimball International, Inc. Class B	52,828	378,248
Knoll, Inc.	96,068	1,985,726
M&F Worldwide Corp. (a)	23,397	580,480
McGrath RentCorp.	47,879	1,317,151
Metalico, Inc. (a)(d)	92,179	586,258
Mine Safety Appliances Co.	62,543	2,259,679
Mobile Mini, Inc. (a)(d)	74,207	1,687,467
Multi-Color Corp.	22,010	408,286
Perma-Fix Environmental Services, Inc. (a)	89,073	131,828
Quad/Graphics, Inc. (a)	50,597	2,196,922
Rollins, Inc.	150,980	2,962,228
Schawk, Inc. Class A	23,338	421,718
Standard Parking Corp. (a)	29,583	537,227
Standard Register Co.	38,184	131,353
Steelcase, Inc. Class A	168,074	1,631,999
Superior Uniform Group, Inc.	4,343	47,816
Swisher Hygiene, Inc. (a)(d)	117,478	708,799
Sykes Enterprises, Inc. (a)	83,899	1,560,521
Team, Inc. (a)	38,022	985,910
Tetra Tech, Inc. (a)	118,584	2,786,724
The Brink's Co.	93,036	2,872,021
The Geo Group, Inc. (a)	135,034	3,433,915
TRC Companies, Inc. (a)	16,594	67,704
Unifirst Corp. Massachusetts	30,918	1,743,775
United Stationers, Inc. (a)	45,961	3,098,691
US Ecology, Inc.	43,879	737,606
Versar, Inc. (a)	11,390	41,004
Viad Corp.	40,904	937,520
Virco Manufacturing Co.	4,818	15,418
Waste Connections, Inc.	226,289	6,560,118
WCA Waste Corp. (a)	27,200	142,800
		88,794,298
Construction & Engineering - 0.9%
AECOM Technology Corp. (a)	198,112	5,673,928
Argan, Inc. (a)(d)	15,383	138,447
Comfort Systems USA, Inc.	79,056	1,049,073
Dycom Industries, Inc. (a)	77,487	1,337,426
EMCOR Group, Inc. (a)(d)	130,321	4,152,027
Furmanite Corp. (a)	69,822	507,606
Granite Construction, Inc. (d)	66,073	1,883,081
Great Lakes Dredge & Dock Corp.	112,772	887,516
Insituform Technologies, Inc. Class A (a)(d)	75,809	1,958,905
Integrated Electrical Services, Inc. (a)	10,323	39,537
KBR, Inc.	309,000	10,135,200
Layne Christensen Co. (a)	39,752	1,326,524
MasTec, Inc. (a)(d)	111,237	2,071,233
Michael Baker Corp. (a)	15,127	476,047
MYR Group, Inc. (a)	45,089	1,017,208
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Northwest Pipe Co. (a)(d)	22,062	$ 523,752
Orion Marine Group, Inc. (a)	51,220	632,567
Pike Electric Corp. (a)	32,606	316,930
Primoris Services Corp. (d)	36,996	316,316
Shaw Group, Inc. (a)	161,703	6,422,843
Sterling Construction Co., Inc. (a)(d)	32,215	422,017
Tutor Perini Corp.	66,236	1,577,742
UniTek Global Services, Inc. (a)	19,130	187,091
URS Corp. (a)	163,543	7,609,656
		50,662,672
Electrical Equipment - 1.5%
A123 Systems, Inc. (a)(d)	142,269	1,348,710
Active Power, Inc. (a)	187,322	421,475
Acuity Brands, Inc. (d)	84,301	4,764,693
Advanced Battery Technologies, Inc. (a)(d)	151,159	586,497
Akeena Solar, Inc. (a)(d)	35,000	17,850
Allied Motion Technologies, Inc. (a)	3,555	28,440
Altair Nanotechnologies, Inc. (a)(d)	59,203	159,848
American Superconductor Corp. (a)(d)	88,604	2,349,778
AMETEK, Inc.	312,747	13,119,737
AZZ, Inc.	25,466	1,086,380
Babcock & Wilcox Co. (a)	225,326	7,609,259
Beacon Power Corp. (a)(d)	47,910	164,810
Belden, Inc.	91,473	3,350,656
Brady Corp. Class A	93,121	3,328,145
Broadwind Energy, Inc. (a)(d)	133,691	213,906
Capstone Turbine Corp. (a)(d)	548,211	833,281
Coleman Cable, Inc. (a)(d)	24,488	180,966
Digital Power Corp. (a)	4,959	8,182
Encore Wire Corp.	38,225	896,759
Ener1, Inc. (a)(d)	160,121	590,846
Energy Focus, Inc. (a)	51,088	52,621
EnerSys (a)	95,300	3,383,150
Franklin Electric Co., Inc.	39,386	1,673,905
FuelCell Energy, Inc. (a)(d)	272,108	476,189
Generac Holdings, Inc.	58,920	1,080,004
General Cable Corp. (a)	105,820	4,594,704
Global Power Equipment Group, Inc. (a)	31,178	700,570
GrafTech International Ltd. (a)	236,834	4,739,048
Hoku Corp. (a)(d)	35,507	69,239
Hubbell, Inc. Class B	110,599	7,466,538
II-VI, Inc. (a)	50,968	2,609,052
LaBarge, Inc. (a)	20,481	321,142
LGL Group, Inc. (a)	3,009	55,817
Lime Energy Co. (a)	31,271	156,042
LSI Industries, Inc.	44,151	341,729
MagneTek, Inc. (a)	24,905	50,308
Ocean Power Technologies, Inc. (a)(d)	24,836	129,147
Orion Energy Systems, Inc. (a)	43,600	171,784
Plug Power, Inc. (a)	166,422	121,488

	Shares	Value
Polypore International, Inc. (a)(d)	45,790	$ 2,675,968
Powell Industries, Inc. (a)	17,975	672,085
PowerSecure International, Inc. (a)(d)	41,535	307,359
Preformed Line Products Co.	7,217	512,263
Regal-Beloit Corp. (d)	75,788	5,528,735
Satcon Technology Corp. (a)(d)	224,636	817,675
SL Industries, Inc. (a)	5,468	104,603
Technology Research Corp.	3,139	16,731
Thomas & Betts Corp. (a)	103,835	5,751,421
Ultralife Corp. (a)(d)	40,740	210,218
Universal Security Instruments, Inc. (a)	4,000	29,760
UQM Technologies, Inc. (a)(d)	78,497	240,201
Valence Technology, Inc. (a)(d)	182,149	275,045
Vicor Corp. (d)	39,731	605,103
Woodward, Inc.	113,582	3,735,712
		90,735,574
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	121,895	5,242,704
Raven Industries, Inc.	37,521	2,035,889
Seaboard Corp.	737	1,709,987
Standex International Corp.	26,889	921,486
Tredegar Corp.	48,210	941,059
United Capital Corp. (a)	2,068	56,829
		10,907,954
Machinery - 3.9%
3D Systems Corp. (a)(d)	38,080	1,864,016
Accuride Corp. (a)	83,552	1,168,892
Actuant Corp. Class A (d)	130,881	3,703,932
Adept Technology, Inc. (a)	1,291	5,190
AGCO Corp. (a)	181,382	9,936,106
Alamo Group, Inc.	18,436	537,225
Albany International Corp. Class A	53,276	1,297,803
Altra Holdings, Inc. (a)	54,394	1,176,542
American Railcar Industries, Inc. (a)	20,486	414,022
Ampco-Pittsburgh Corp.	16,311	432,568
Art's-Way Manufacturing Co., Inc.	3,831	41,605
ArvinMeritor, Inc. (a)	173,166	3,103,135
Astec Industries, Inc. (a)	38,382	1,317,654
Badger Meter, Inc.	31,371	1,233,194
Baldwin Technology Co., Inc. Class A (a)	3,555	5,155
Barnes Group, Inc.	86,285	1,836,145
Blount International, Inc. (a)	97,986	1,489,387
Briggs & Stratton Corp.	96,887	1,950,335
Bucyrus International, Inc. Class A	148,326	13,506,566
Cascade Corp.	18,293	893,796
Chart Industries, Inc. (a)	56,719	2,574,475
CIRCOR International, Inc.	34,734	1,377,203
CLARCOR, Inc.	99,410	4,089,727
Colfax Corp. (a)	49,026	1,087,397
Columbus McKinnon Corp. (NY Shares) (a)	40,623	701,559
Commercial Vehicle Group, Inc. (a)	49,426	778,954
Crane Co.	99,079	4,680,492
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Donaldson Co., Inc.	139,322	$ 7,843,829
Douglas Dynamics, Inc.	35,787	572,592
Dynamic Materials Corp.	26,712	705,998
Eastern Co.	8,134	154,546
Energy Recovery, Inc. (a)(d)	88,726	300,781
EnPro Industries, Inc. (a)(d)	39,961	1,585,652
ESCO Technologies, Inc.	52,994	2,029,140
Federal Signal Corp.	121,956	789,055
Flow International Corp. (a)	102,629	409,490
Force Protection, Inc. (a)	136,858	689,764
FreightCar America, Inc. (d)	31,161	876,247
Gardner Denver, Inc.	101,180	7,400,305
Gorman-Rupp Co.	28,769	1,073,947
Graco, Inc. (d)	116,017	4,723,052
Graham Corp. (d)	20,873	443,134
Greenbrier Companies, Inc. (a)(d)	45,775	1,143,460
Hardinge, Inc.	25,807	344,523
Harsco Corp.	157,949	5,397,117
Hurco Companies, Inc. (a)	13,162	395,255
IDEX Corp.	157,452	6,493,320
John Bean Technologies Corp.	58,324	1,106,406
Kadant, Inc. (a)	25,872	673,189
Kaydon Corp.	64,666	2,537,494
Kennametal, Inc.	160,750	6,182,445
Key Technology, Inc. (a)	11,387	230,473
L.B. Foster Co. Class A (a)(d)	22,446	942,732
Lincoln Electric Holdings, Inc.	85,091	6,073,796
Lindsay Corp. (d)	24,455	1,726,768
Lydall, Inc. (a)	33,795	302,127
Manitowoc Co., Inc. (d)	260,096	5,152,502
Met-Pro Corp.	36,943	421,520
MFRI, Inc. (a)	13,428	155,765
Middleby Corp. (a)(d)	36,192	3,245,337
Miller Industries, Inc.	26,248	436,242
Mueller Industries, Inc.	76,666	2,605,111
Mueller Water Products, Inc. Class A	286,665	1,163,860
NACCO Industries, Inc. Class A	10,884	1,355,602
Navistar International Corp. (a)	105,778	6,556,120
NN, Inc. (a)	36,484	446,929
Nordson Corp.	60,201	6,556,491
Omega Flex, Inc. (a)(d)	4,300	56,201
Oshkosh Co. (a)	178,540	6,368,522
Pentair, Inc.	191,238	7,091,105
PMFG, Inc. (a)(d)	25,803	478,904
RBC Bearings, Inc. (a)	43,042	1,557,690
Robbins & Myers, Inc.	76,725	3,270,787
Sauer-Danfoss, Inc. (a)	26,342	804,221
SPX Corp.	98,916	7,889,540
Sun Hydraulics Corp.	28,995	1,046,720
Tecumseh Products Co. Class A (non-vtg.) (a)	34,121	410,476

	Shares	Value
Tennant Co.	33,809	$ 1,374,336
Terex Corp. (a)(d)	213,332	7,199,955
The L.S. Starrett Co. Class A	6,189	80,581
Timken Co.	151,421	7,377,231
Titan International, Inc. (d)	70,041	1,682,385
Toro Co.	63,139	3,939,874
TriMas Corp. (a)	33,711	693,435
Trinity Industries, Inc. (d)	156,215	4,866,097
Twin Disc, Inc.	18,379	594,744
Valmont Industries, Inc.	42,962	4,385,561
Wabash National Corp. (a)(d)	133,245	1,388,413
WABCO Holdings, Inc. (a)	125,378	7,325,837
Wabtec Corp.	93,655	5,315,858
Watts Water Technologies, Inc. Class A	57,382	2,244,210
		229,887,874
Marine - 0.2%
Alexander & Baldwin, Inc.	81,410	3,414,335
Baltic Trading Ltd.	48,719	461,369
Eagle Bulk Shipping, Inc. (a)(d)	132,519	544,653
Genco Shipping & Trading Ltd. (a)(d)	62,443	758,058
Horizon Lines, Inc. Class A	72,927	333,276
International Shipholding Corp.	14,747	360,417
Kirby Corp. (a)	105,519	5,839,421
Rand Logistics, Inc. (a)	2,487	18,553
		11,730,082
Professional Services - 1.2%
Acacia Research Corp. - Acacia Technologies (a)	67,099	1,967,343
Administaff, Inc.	46,842	1,401,981
Advisory Board Co. (a)	31,342	1,603,457
Barrett Business Services, Inc.	12,908	188,328
CBIZ, Inc. (a)(d)	95,075	673,131
CDI Corp.	25,347	377,163
Corporate Executive Board Co.	66,842	2,678,359
CoStar Group, Inc. (a)(d)	46,991	2,662,980
CRA International, Inc. (a)	21,805	565,622
CTPartners Executive Search, Inc.	10,063	155,977
Dolan Co. (a)	56,531	706,638
Exponent, Inc. (a)	28,956	1,139,419
Franklin Covey Co. (a)(d)	30,881	251,063
FTI Consulting, Inc. (a)(d)	93,744	3,092,615
GP Strategies Corp. (a)(d)	29,042	336,306
Heidrick & Struggles International, Inc.	34,549	940,769
Hill International, Inc. (a)	49,889	264,412
Hudson Highland Group, Inc. (a)	54,561	366,104
Huron Consulting Group, Inc. (a)	45,521	1,266,394
ICF International, Inc. (a)	37,186	843,007
IHS, Inc. Class A (a)(d)	92,381	7,732,290
Innovaro, Inc. (a)	10,333	18,599
Kelly Services, Inc. Class A (non-vtg.) (a)	57,466	1,207,935
Kforce, Inc. (a)	74,115	1,323,694
Korn/Ferry International (a)	91,646	2,095,028
LECG Corp. (a)	30,977	4,027
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Lightbridge Corp. (a)(d)	11,581	$ 61,843
Manpower, Inc.	160,775	10,209,213
MISTRAS Group, Inc. (a)(d)	33,597	506,979
National Technical Systems, Inc.	1,200	9,168
Navigant Consulting, Inc. (a)	100,907	947,517
Nielsen Holdings B.V. (a)	140,466	3,734,991
Odyssey Marine Exploration, Inc. (a)	151,557	495,591
On Assignment, Inc. (a)	71,724	753,102
RCM Technologies, Inc. (a)	22,706	115,346
Resources Connection, Inc.	90,155	1,739,090
School Specialty, Inc. (a)	39,327	603,669
SFN Group, Inc. (a)	102,608	1,419,069
Spherix, Inc. (a)	5,297	2,638
Towers Watson & Co.	101,508	5,968,670
TrueBlue, Inc. (a)	86,607	1,398,703
Verisk Analytics, Inc. (a)	224,446	7,260,828
VSE Corp.	9,167	248,517
		69,337,575
Road & Rail - 1.0%
AMERCO (a)	11,990	1,158,114
Arkansas Best Corp.	50,459	1,196,887
Avis Budget Group, Inc. (a)(d)	201,625	3,088,895
Celadon Group, Inc. (a)	50,144	732,604
Con-way, Inc.	105,515	3,435,568
Covenant Transport Group, Inc. Class A (a)	16,885	146,900
Dollar Thrifty Automotive Group, Inc. (a)	52,793	2,803,836
Frozen Food Express Industries, Inc. (a)	4,026	16,507
Genesee & Wyoming, Inc. Class A (a)	76,158	3,967,070
Heartland Express, Inc.	110,460	1,832,531
Hertz Global Holdings, Inc. (a)(d)	360,000	5,475,600
J.B. Hunt Transport Services, Inc.	179,007	7,448,481
Kansas City Southern (a)(d)	201,136	10,829,162
Knight Transportation, Inc.	114,292	2,126,974
Landstar System, Inc. (d)	97,539	4,337,559
Marten Transport Ltd.	34,654	739,863
Old Dominion Freight Lines, Inc. (a)	90,224	2,777,095
P.A.M. Transportation Services, Inc. (a)	12,026	142,388
Patriot Transportation Holding, Inc. (a)	8,604	215,616
Quality Distribution, Inc. (a)	32,552	328,775
RailAmerica, Inc. (a)	52,514	787,710
Roadrunner Transportation Systems, Inc.	22,643	319,040
Saia, Inc. (a)(d)	33,104	499,208
Swift Transporation Co.	143,690	2,072,010
Universal Truckload Services, Inc. (a)	9,909	159,436
USA Truck, Inc. (a)	17,441	223,070
Werner Enterprises, Inc. (d)	99,291	2,338,303
YRC Worldwide, Inc. (a)(d)	78,254	211,286
		59,410,488

	Shares	Value
Trading Companies & Distributors - 0.6%
Aceto Corp.	69,108	$ 548,026
Aircastle Ltd.	107,319	1,296,414
Applied Industrial Technologies, Inc.	75,333	2,413,669
Beacon Roofing Supply, Inc. (a)(d)	98,166	2,082,101
BlueLinx Corp. (a)	17,244	66,734
CAI International, Inc. (a)	24,138	511,243
DXP Enterprises, Inc. (a)(d)	18,580	395,011
Essex Rental Corp. (a)(d)	20,996	133,325
GATX Corp.	79,317	2,751,507
H&E Equipment Services, Inc. (a)	57,634	903,701
Houston Wire & Cable Co. (d)	36,511	489,247
Interline Brands, Inc. (a)(d)	64,109	1,404,628
Kaman Corp.	49,075	1,564,020
Lawson Products, Inc.	9,785	235,525
MSC Industrial Direct Co., Inc. Class A	86,603	5,472,444
RSC Holdings, Inc. (a)	96,600	1,316,658
Rush Enterprises, Inc. Class A (a)(d)	66,005	1,238,914
TAL International Group, Inc.	25,477	888,638
Textainer Group Holdings Ltd.	35,862	1,267,722
Titan Machinery, Inc. (a)(d)	32,340	832,108
United Rentals, Inc. (a)(d)	118,661	3,676,118
Watsco, Inc. (d)	50,967	3,291,449
WESCO International, Inc. (a)(d)	82,887	4,825,681
Willis Lease Finance Corp. (a)	12,371	163,050
		37,767,933
TOTAL INDUSTRIALS		815,378,176
INFORMATION TECHNOLOGY - 15.9%
Communications Equipment - 1.8%
Acme Packet, Inc. (a)(d)	99,890	7,515,724
ADTRAN, Inc.	121,712	5,535,462
Alliance Fiber Optic Products, Inc. (a)	9,905	133,222
Anaren, Inc. (a)	41,478	880,163
Arris Group, Inc. (a)(d)	246,193	3,249,748
Aruba Networks, Inc. (a)(d)	141,477	4,307,975
Aviat Networks, Inc. (a)	125,073	764,196
Bel Fuse, Inc. Class B (non-vtg.)	18,625	407,888
BigBand Networks, Inc. (a)	90,571	235,485
Black Box Corp.	36,434	1,391,414
Blue Coat Systems, Inc. (a)(d)	83,497	2,349,606
Brocade Communications Systems, Inc. (a)	884,713	5,635,622
Calix Networks, Inc. (a)(d)	51,009	907,450
Ciena Corp. (a)(d)	181,085	4,992,513
Communications Systems, Inc.	3,190	51,487
Comtech Telecommunications Corp.	62,933	1,702,338
DG FastChannel, Inc. (a)(d)	50,558	1,673,975
Dialogic, Inc. (a)	41,259	204,232
Digi International, Inc. (a)	59,093	654,160
Ditech Networks, Inc. (a)(d)	24,840	41,731
EchoStar Holding Corp. Class A (a)	86,005	2,984,374
EMCORE Corp. (a)(d)	184,398	514,470
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
EMS Technologies, Inc. (a)	35,647	$ 692,978
Emulex Corp. (a)	164,499	1,809,489
Endwave Corp. (a)	18,064	48,050
Entrada Networks, Inc. (a)	292	0
Extreme Networks, Inc. (a)	219,655	861,048
Finisar Corp. (a)(d)	151,617	6,219,329
Globecomm Systems, Inc. (a)	45,031	479,580
Harmonic, Inc. (a)(d)	225,039	2,162,625
Infinera Corp. (a)(d)	192,127	1,538,937
InterDigital, Inc. (d)	86,182	4,109,158
Ixia (a)(d)	92,005	1,614,688
KVH Industries, Inc. (a)	38,479	564,872
Lantronix, Inc. (a)	2,994	11,407
Loral Space & Communications Ltd. (a)	22,721	1,719,071
Meru Networks, Inc. (a)(d)	20,980	448,133
NETGEAR, Inc. (a)	68,637	2,251,294
Network Engines, Inc. (a)	84,070	174,025
Network Equipment Technologies, Inc. (a)(d)	65,892	239,847
NumereX Corp. Class A (a)	10,935	100,602
Oclaro, Inc. (a)	95,783	1,688,654
Oplink Communications, Inc. (a)	38,506	1,047,748
Opnext, Inc. (a)	103,950	435,551
Optical Cable Corp.	11,466	74,529
ORBCOMM, Inc. (a)	66,752	236,970
Parkervision, Inc. (a)(d)	51,329	37,983
PC-Tel, Inc. (a)	41,380	309,936
Performance Technologies, Inc. (a)	4,304	8,608
Plantronics, Inc.	92,910	3,241,630
Polycom, Inc. (a)	167,813	8,021,461
Powerwave Technologies, Inc. (a)	279,645	1,031,890
Procera Networks, Inc. (a)	25,489	217,166
Relm Wireless Corp. (a)(d)	20,572	39,910
Riverbed Technology, Inc. (a)	290,027	11,975,215
SeaChange International, Inc. (a)	69,895	659,809
ShoreTel, Inc. (a)	39,770	270,038
Sonus Networks, Inc. (a)	399,314	1,209,921
Sycamore Networks, Inc.	41,488	885,769
Symmetricom, Inc. (a)	84,462	478,055
Technical Communications Corp. (d)	2,835	29,739
Tekelec (a)(d)	155,538	1,192,976
Telular Corp.	31,267	217,306
TII Industries, Inc. (a)	52,081	172,909
Tollgrade Communications, Inc. (a)	17,252	172,347
UTStarcom, Inc. (a)(d)	257,429	527,729
ViaSat, Inc. (a)(d)	79,495	3,307,787
Westell Technologies, Inc. Class A (a)	123,763	404,705
Zhone Technologies, Inc. (a)	51,951	120,007
Zoom Technologies, Inc. (a)(d)	8,588	32,291
		109,227,007

	Shares	Value
Computers & Peripherals - 0.8%
Avid Technology, Inc. (a)(d)	56,969	$ 1,256,736
Concurrent Computer Corp. (a)	7,911	48,494
Cray, Inc. (a)	84,529	623,824
Datalink Corp. (a)	20,636	139,293
Dataram Corp. (a)	23,649	54,629
Diebold, Inc.	130,812	4,599,350
Dot Hill Systems Corp. (a)	105,073	343,589
Electronics for Imaging, Inc. (a)	98,666	1,522,416
Hauppauge Digital, Inc. (a)(d)	28,370	67,237
Hutchinson Technology, Inc. (a)(d)	50,049	157,154
Hypercom Corp. (a)	99,964	998,640
iGO, Inc. (a)(d)	68,990	262,852
Imation Corp. (a)	71,887	825,263
Immersion Corp. (a)	59,376	421,570
Intermec, Inc. (a)	98,922	1,110,894
Interphase Corp. (a)	2,203	11,566
Intevac, Inc. (a)(d)	43,751	558,700
KEY Tronic Corp. (a)	21,607	102,417
NCR Corp. (a)	314,956	6,015,660
Novatel Wireless, Inc. (a)(d)	68,406	404,964
OCZ Technology Group, Inc. (a)	52,350	394,196
Overland Storage, Inc. (a)	2,016	3,185
Presstek, Inc. (a)(d)	42,003	99,547
QLogic Corp. (a)(d)	211,000	3,810,660
Qualstar Corp. (a)	2,735	5,032
Quantum Corp. (a)(d)	422,201	1,093,501
Rimage Corp.	17,322	260,003
Seagate Technology (a)	930,284	11,814,607
Silicon Graphics International Corp. (a)	61,311	950,934
STEC, Inc. (a)(d)	81,099	1,656,853
Stratasys, Inc. (a)(d)	40,503	1,838,026
Super Micro Computer, Inc. (a)(d)	46,041	688,313
Synaptics, Inc. (a)(d)	68,552	2,022,284
Transact Technologies, Inc. (a)	18,832	186,813
USA Technologies, Inc. (a)(d)	67,384	123,987
		44,473,189
Electronic Equipment & Components - 2.2%
ADDvantage Technologies Group, Inc. (a)	11,928	37,692
Advanced Photonix, Inc. Class A (a)(d)	11,134	22,936
Aeroflex Holding Corp.	47,000	923,550
Agilysys, Inc. (a)	29,348	147,327
Anixter International, Inc.	57,125	4,091,293
Arrow Electronics, Inc. (a)	230,555	9,037,756
Avnet, Inc. (a)	297,266	10,169,470
AVX Corp.	98,930	1,577,934
Benchmark Electronics, Inc. (a)	125,273	2,362,649
Brightpoint, Inc. (a)	138,116	1,740,262
CalAmp Corp. (a)	49,629	151,368
Checkpoint Systems, Inc. (a)	78,951	1,719,553
Clearfield, Inc. (a)	5,604	28,020
Cognex Corp.	71,064	1,983,396
Coherent, Inc. (a)	49,195	3,037,791
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Comverge, Inc. (a)(d)	54,584	$ 277,833
CTS Corp.	70,681	838,277
Daktronics, Inc.	76,570	876,727
DDi Corp.	48,439	502,312
Digital Ally, Inc. (a)(d)	16,594	28,708
Dolby Laboratories, Inc. Class A (a)	101,160	5,115,661
DTS, Inc. (a)	33,459	1,517,366
Dynasil Corp. of America (a)	2,000	9,380
Echelon Corp. (a)(d)	68,729	602,066
Electro Rent Corp.	34,950	559,550
Electro Scientific Industries, Inc. (a)	49,520	754,685
eMagin Corp. (a)	37,814	311,587
Fabrinet (a)	21,799	637,185
FARO Technologies, Inc. (a)	29,999	1,069,464
Frequency Electronics, Inc. (a)	1,170	9,430
Gerber Scientific, Inc. (a)	49,572	408,969
Giga-Tronics, Inc. (a)	4,585	11,646
GTSI Corp. (a)	11,645	55,197
I. D. Systems Inc. (a)	11,645	56,711
Identive Group, Inc. (a)	4,117	10,828
IEC Electronics Corp. (a)(d)	18,101	153,315
Image Sensing Systems, Inc. (a)	2,863	38,765
Ingram Micro, Inc. Class A (a)	307,566	6,129,790
Insight Enterprises, Inc. (a)	93,156	1,703,823
Intelli-Check, Inc. (a)(d)	25,728	33,189
IPG Photonics Corp. (a)(d)	51,791	2,947,944
Iteris, Inc. (a)	52,448	86,015
Itron, Inc. (a)(d)	78,774	4,467,274
KEMET Corp. (a)	69,720	969,108
L-1 Identity Solutions, Inc. (a)	173,267	2,063,610
LeCroy Corp. (a)	33,143	465,328
LightPath Technologies, Inc. Class A (a)	1,150	1,645
Littelfuse, Inc.	43,817	2,314,852
LoJack Corp. (a)	47,516	284,146
LRAD Corp. (a)	41,953	91,038
Maxwell Technologies, Inc. (a)(d)	44,403	804,138
Measurement Specialties, Inc. (a)	28,194	872,322
Mercury Computer Systems, Inc. (a)	48,223	915,273
Mesa Laboratories, Inc.	4,207	126,420
Methode Electronics, Inc. Class A	85,089	995,541
Micronetics, Inc. (a)	3,743	15,346
Microvision, Inc. (a)(d)	195,563	326,590
MTS Systems Corp.	32,386	1,499,796
Multi-Fineline Electronix, Inc. (a)	21,997	629,554
Napco Security Technolgies, Inc. (a)	17,472	41,059
National Instruments Corp.	175,018	5,448,310
NeoPhotonics Corp.	15,177	278,498
NetList, Inc. (a)(d)	52,442	123,763
Newport Corp. (a)	73,360	1,221,444
OSI Systems, Inc. (a)(d)	34,048	1,280,886
Par Technology Corp. (a)	7,999	42,875

	Shares	Value
Park Electrochemical Corp.	36,928	$ 1,174,310
PC Connection, Inc. (a)	23,992	203,932
PC Mall, Inc. (a)	13,181	139,719
Perceptron, Inc. (a)	2,600	17,836
Planar Systems, Inc. (a)	18,106	47,076
Plexus Corp. (a)(d)	77,365	2,431,582
Power-One, Inc. (a)(d)	142,864	1,175,771
Pulse Electronics Corp.	64,084	387,067
RadiSys Corp. (a)	64,186	534,669
RAE Systems, Inc. (a)	56,052	99,212
Research Frontiers, Inc. (a)(d)	25,194	197,521
RF Industries Ltd.	2,339	20,162
RF Monolithics, Inc. (a)	3,462	5,574
Richardson Electronics Ltd.	33,307	432,991
Rofin-Sinar Technologies, Inc. (a)	64,495	2,501,116
Rogers Corp. (a)	30,685	1,447,105
Sanmina-SCI Corp. (a)	154,151	2,407,839
ScanSource, Inc. (a)	56,111	2,049,735
Sigmatron International, Inc. (a)	762	6,340
SMART Modular Technologies (WWH), Inc. (a)	85,961	595,710
Spectrum Control, Inc. (a)	29,068	407,243
Superconductor Technologies, Inc. (a)(d)	54,849	163,999
SYNNEX Corp. (a)(d)	48,016	1,694,004
Tech Data Corp. (a)	91,774	4,550,155
Tessco Technologies, Inc.	11,035	133,965
Trimble Navigation Ltd. (a)	235,588	11,579,150
TTM Technologies, Inc. (a)	113,407	1,989,159
Universal Display Corp. (a)(d)	64,702	2,723,307
Viasystems Group, Inc. (a)(d)	8,420	199,891
Vicon Industries, Inc. (a)	18,575	91,389
Vishay Intertechnology, Inc. (a)	334,828	5,842,749
Vishay Precision Group, Inc. (a)	25,449	421,181
Wireless Ronin Technologies, Inc. (a)	6,055	7,811
X-Rite, Inc. (a)(d)	48,125	223,781
Zygo Corp. (a)	33,130	479,722
		133,439,009
Internet Software & Services - 1.4%
Ancestry.com, Inc. (a)(d)	49,525	1,627,392
Answers Corp. (a)	21,718	228,256
AOL, Inc. (a)	212,272	4,430,117
Autobytel, Inc. (a)	88,801	100,345
comScore, Inc. (a)	49,718	1,368,737
Constant Contact, Inc. (a)(d)	56,232	1,626,792
DealerTrack Holdings, Inc. (a)(d)	80,543	1,625,358
Demand Media, Inc.	18,216	409,860
Dice Holdings, Inc. (a)(d)	68,338	938,281
Digital River, Inc. (a)(d)	77,520	2,603,122
EarthLink, Inc.	216,055	1,778,133
EasyLink Services International Corp. (a)	52,492	218,892
EDGAR Online, Inc. (a)(d)	11,846	17,532
Equinix, Inc. (a)	89,465	7,733,355
GSI Commerce, Inc. (a)(d)	116,685	2,425,881
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
IAC/InterActiveCorp (a)	166,466	$ 5,172,099
iMergent, Inc.	8,356	50,888
InfoSpace, Inc. (a)	79,745	642,745
InsWeb Corp. (a)	283	2,205
Internap Network Services Corp. (a)(d)	102,188	694,878
Internet Media Services, Inc. (a)(d)	7,375	895
IntraLinks Holdings, Inc.	43,886	1,237,146
Inuvo, Inc. (a)	12,036	33,701
iPass, Inc.	111,360	165,926
j2 Global Communications, Inc. (a)(d)	90,314	2,627,234
Jupiter Media Metrix, Inc. (a)	14,700	0
Keynote Systems, Inc.	36,547	642,862
KIT Digital, Inc. (a)	58,875	765,964
Limelight Networks, Inc. (a)(d)	117,750	818,363
Liquidity Services, Inc. (a)	39,841	640,245
LivePerson, Inc. (a)	99,584	998,828
Local.com Corp. (a)(d)	40,543	160,956
LogMeIn, Inc. (a)(d)	28,622	1,027,244
LoopNet, Inc. (a)	68,498	815,126
Marchex, Inc. Class B	49,302	443,225
Market Leader, Inc. (a)	9,851	25,908
MediaMind Technologies, Inc. (a)	2,759	37,467
ModusLink Global Solutions, Inc. (a)	97,556	673,136
Move, Inc. (a)	312,817	663,172
NaviSite, Inc. (a)	53,661	292,989
NIC, Inc.	112,983	1,145,648
Onstream Media Corp. (a)	183	203
Onvia.com, Inc. (a)	1,133	5,099
OpenTable, Inc. (a)(d)	33,838	3,007,183
Openwave Systems, Inc. (a)(d)	210,780	467,932
Perficient, Inc. (a)	61,052	758,876
quepasa.com, Inc. (a)	26,197	228,176
QuinStreet, Inc. (d)	51,489	1,121,945
Rackspace Hosting, Inc. (a)(d)	203,249	7,501,921
RealNetworks, Inc. (a)	177,446	683,167
Reis, Inc. (a)	2,805	20,953
RightNow Technologies, Inc. (a)(d)	45,715	1,220,133
Saba Software, Inc. (a)	52,440	370,751
SAVVIS, Inc. (a)	79,080	2,569,309
SciQuest, Inc.	10,000	142,600
Selectica, Inc. (a)	701	4,157
SPS Commerce, Inc. (a)	10,052	155,806
Stamps.com, Inc.	24,970	335,597
Support.com, Inc. (a)	116,051	647,565
TechTarget, Inc. (a)(d)	22,214	193,040
Terremark Worldwide, Inc. (a)	82,362	1,563,231
The Knot, Inc. (a)	65,794	659,914
TheStreet.com, Inc.	58,323	193,632
Travelzoo, Inc. (a)(d)	9,969	393,277
United Online, Inc.	183,141	1,100,677
ValueClick, Inc. (a)	161,818	2,415,943

	Shares	Value
Vertro, Inc. (a)	14,264	$ 56,343
VistaPrint Ltd. (a)(d)	79,969	4,095,212
Vocus, Inc. (a)	38,632	938,758
Web.com, Inc. (a)	54,104	688,203
WebMD Health Corp. (a)	114,186	6,622,788
WebMediaBrands, Inc. (a)	31,939	43,756
Zix Corp. (a)(d)	168,463	621,628
		85,738,678
IT Services - 1.8%
Acorn Energy, Inc. (a)	33,213	135,841
Acxiom Corp. (a)(d)	157,382	2,697,527
Alliance Data Systems Corp. (a)(d)	102,612	8,079,669
Analysts International Corp. (a)	1,936	8,712
Booz Allen Hamilton Holding Corp. Class A	28,478	526,558
Broadridge Financial Solutions, Inc.	228,221	5,230,825
CACI International, Inc. Class A (a)	60,280	3,575,810
Cardtronics, Inc. (a)	68,109	1,290,666
Cass Information Systems, Inc.	14,016	547,325
Ciber, Inc. (a)	130,559	609,711
Computer Task Group, Inc. (a)	22,774	267,139
Convergys Corp. (a)	212,272	2,986,667
CoreLogic, Inc. (a)	219,654	4,096,547
CSG Systems International, Inc. (a)	78,983	1,544,118
CSP, Inc. (a)	3,555	14,647
DST Systems, Inc.	72,504	3,697,704
Dynamics Research Corp. (a)	12,988	199,496
Echo Global Logistics, Inc. (a)(d)	31,274	369,659
Edgewater Technology, Inc. (a)	4,972	11,585
eLoyalty Corp. (a)(d)	7,980	54,264
ePresence, Inc.	5,520	0
Euronet Worldwide, Inc. (a)(d)	95,849	1,731,991
ExlService Holdings, Inc. (a)	25,623	569,343
FleetCor Technologies, Inc.	23,776	760,594
Forrester Research, Inc.	29,110	1,053,200
Gartner, Inc. Class A (a)	163,046	6,150,095
Genpact Ltd. (a)	201,437	2,810,046
Global Cash Access Holdings, Inc. (a)	60,585	208,412
Global Payments, Inc.	156,176	7,494,886
Hackett Group, Inc. (a)	84,122	303,680
Heartland Payment Systems, Inc.	74,060	1,450,095
iGate Corp. (d)	45,316	820,220
Information Services Group, Inc. (a)	46,725	104,664
Innodata Isogen, Inc. (a)	57,252	156,298
Integral Systems, Inc. (a)(d)	46,815	573,016
INX, Inc. (a)	7,038	54,193
Jack Henry & Associates, Inc.	164,414	5,246,451
Lender Processing Services, Inc.	181,189	6,173,109
Lionbridge Technologies, Inc. (a)	123,325	453,836
ManTech International Corp. Class A (a)	43,490	1,878,768
Mastech Holdings, Inc. (a)	2,512	12,309
Maximus, Inc.	34,970	2,587,780
MoneyGram International, Inc. (a)(d)	187,523	517,563
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
NCI, Inc. Class A (a)	15,408	$ 352,843
NeuStar, Inc. Class A (a)	147,418	3,722,305
Newtek Business Services, Inc. (a)	5,503	9,245
Online Resources Corp. (a)	46,607	305,276
PFSweb, Inc. (a)(d)	42,508	145,802
PRG-Schultz International, Inc. (a)	30,843	175,497
Rainmaker Systems, Inc. (a)	15,480	21,672
Sapient Corp. (d)	204,823	2,427,153
SRA International, Inc. Class A (a)(d)	89,680	2,441,986
StarTek, Inc. (a)	22,269	123,816
Storage Engine, Inc. (a)	500	0
Stream Global Services, Inc. (a)(d)	78,136	246,128
Syntel, Inc.	50,809	2,675,094
Teletech Holdings, Inc. (a)	59,352	1,352,039
The Management Network Group, Inc. (a)	2,929	7,264
Tier Technologies, Inc. Class B (a)	19,093	119,713
TNS, Inc. (a)	53,090	1,000,747
TSR, Inc. (a)	2,039	10,093
Unisys Corp. (a)	75,545	2,807,252
VeriFone Systems, Inc. (a)(d)	168,551	7,658,957
Virtusa Corp. (a)	31,847	537,896
WidePoint Corp. (a)	78,781	113,445
WPCS International, Inc. (a)	8,000	22,640
Wright Express Corp. (a)	75,000	3,825,000
XETA Technologies, Inc. (a)	3,181	17,527
Zanett, Inc. (a)(d)	19,063	25,163
		107,199,572
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	114,034	4,255,749
Semiconductors & Semiconductor Equipment - 4.1%
Advanced Analogic Technologies, Inc. (a)	105,154	444,801
Advanced Energy Industries, Inc. (a)	72,043	1,161,333
AEHR Test Systems (a)	9,000	15,750
Aetrium, Inc. (a)	100	184
Amkor Technology, Inc. (a)(d)	199,381	1,469,438
Amtech Systems, Inc. (a)	19,535	448,719
ANADIGICS, Inc. (a)	146,428	795,104
Applied Micro Circuits Corp. (a)	131,395	1,379,648
Atheros Communications, Inc. (a)	137,588	6,165,318
Atmel Corp. (a)	908,293	13,333,741
ATMI, Inc. (a)	65,860	1,201,286
AuthenTec, Inc. (a)	53,075	182,047
Axcelis Technologies, Inc. (a)	209,208	575,322
AXT, Inc. (a)(d)	91,754	680,815
Brooks Automation, Inc. (a)	119,546	1,500,302
BTU International, Inc. (a)	5,333	57,863
Cabot Microelectronics Corp. (a)(d)	54,318	2,651,805
Cavium Networks, Inc. (a)(d)	85,207	3,679,238
Ceva, Inc. (a)	42,494	968,863
Cirrus Logic, Inc. (a)	135,032	3,152,997

	Shares	Value
Cohu, Inc.	53,812	$ 792,113
Conexant Systems, Inc. (a)(d)	161,880	382,037
Cree, Inc. (a)(d)	210,850	11,105,470
CyberOptics Corp. (a)	1,958	18,053
Cymer, Inc. (a)(d)	54,134	2,739,180
Cypress Semiconductor Corp. (a)	314,445	6,590,767
DayStar Technologies, Inc. (a)	6,144	7,864
Diodes, Inc. (a)	65,668	1,901,745
DSP Group, Inc. (a)	46,628	367,895
Energy Conversion Devices, Inc. (a)(d)	99,364	389,507
Entegris, Inc. (a)	257,847	2,248,426
Entropic Communications, Inc. (a)(d)	132,086	1,223,116
Evergreen Solar, Inc. (a)(d)	98,423	218,499
Exar Corp. (a)(d)	95,781	619,703
Fairchild Semiconductor International, Inc. (a)	244,053	4,297,773
FEI Co. (a)	75,456	2,530,040
FormFactor, Inc. (a)	99,476	977,849
FSI International, Inc. (a)(d)	90,047	348,482
GSI Technology, Inc. (a)	42,569	400,574
GT Solar International, Inc. (a)(d)	135,116	1,444,390
Hittite Microwave Corp. (a)(d)	53,088	3,258,541
Ikanos Communications, Inc. (a)(d)	115,443	145,458
Inphi Corp.	11,327	271,735
Integrated Device Technology, Inc. (a)	321,645	2,492,749
Integrated Silicon Solution, Inc. (a)(d)	51,768	506,291
International Rectifier Corp. (a)	141,027	4,532,608
Intersil Corp. Class A	234,540	2,999,767
Intest Corp. (a)	29,204	123,825
IXYS Corp. (a)	59,965	744,765
Kopin Corp. (a)	153,988	676,007
Kulicke & Soffa Industries, Inc. (a)	128,377	1,231,135
Lam Research Corp. (a)	240,970	13,229,253
Lattice Semiconductor Corp. (a)	226,744	1,505,580
Logic Devices, Inc. (a)	8,982	7,017
LTX-Credence Corp. (a)	104,147	931,074
Marvell Technology Group Ltd. (a)	1,052,326	19,236,519
Mattson Technology, Inc. (a)(d)	112,184	293,922
Maxim Integrated Products, Inc.	581,148	16,028,062
MaxLinear, Inc. Class A (a)	19,423	204,330
MEMSIC, Inc. (a)	6,429	21,666
Micrel, Inc.	96,504	1,297,014
Microsemi Corp. (a)	159,738	3,519,028
Mindspeed Technologies, Inc. (a)(d)	64,454	498,874
MIPS Technologies, Inc. (a)(d)	101,702	1,237,713
MKS Instruments, Inc.	93,109	2,795,132
Monolithic Power Systems, Inc. (a)	82,168	1,269,496
MoSys, Inc. (a)(d)	60,959	343,809
Nanometrics, Inc. (a)	41,017	739,126
Netlogic Microsystems, Inc. (a)(d)	110,318	4,566,062
NVE Corp. (a)(d)	10,084	597,477
Omnivision Technologies, Inc. (a)	103,713	3,175,692
ON Semiconductor Corp. (a)	832,723	9,284,861
PDF Solutions, Inc. (a)	31,972	221,246
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Pericom Semiconductor Corp. (a)	65,839	$ 662,340
Photronics, Inc. (a)(d)	106,533	952,405
Pixelworks, Inc. (a)	26,884	92,212
PLX Technology, Inc. (a)	81,321	305,767
PMC-Sierra, Inc. (a)	439,064	3,468,606
Power Integrations, Inc.	54,890	2,186,818
QuickLogic Corp. (a)(d)	76,504	382,520
Rambus, Inc. (a)(d)	217,955	4,478,975
Ramtron International Corp. (a)	28,997	62,923
RF Micro Devices, Inc. (a)	530,268	3,977,010
Rubicon Technology, Inc. (a)(d)	34,656	790,850
Rudolph Technologies, Inc. (a)	62,052	687,536
Semtech Corp. (a)(d)	136,520	3,232,794
Sigma Designs, Inc. (a)(d)	62,892	860,363
Silicon Image, Inc. (a)	164,044	1,318,914
Silicon Laboratories, Inc. (a)(d)	90,568	4,111,787
Skyworks Solutions, Inc. (a)(d)	350,585	12,600,025
Spansion, Inc. Class A (a)	59,282	1,249,072
Spire Corp. (a)	200	1,048
Standard Microsystems Corp. (a)	48,129	1,276,862
SunPower Corp. Class A (a)(d)	193,182	3,297,617
Supertex, Inc. (a)	23,977	548,114
Tegal Corp. (a)	888	638
Tessera Technologies, Inc. (a)	96,167	1,674,267
TranSwitch Corp. (a)(d)	26,715	69,993
Trident Microsystems, Inc. (a)	197,563	266,710
TriQuint Semiconductor, Inc. (a)(d)	301,202	4,292,129
Ultra Clean Holdings, Inc. (a)	44,575	471,158
Ultratech, Inc. (a)	46,881	1,158,898
Varian Semiconductor Equipment Associates, Inc. (a)	144,765	6,906,738
Veeco Instruments, Inc. (a)(d)	80,008	3,806,781
Volterra Semiconductor Corp. (a)(d)	51,480	1,298,840
Zoran Corp. (a)	101,262	1,135,147
		244,079,748
Software - 3.7%
ACI Worldwide, Inc. (a)	73,731	2,308,518
Activision Blizzard, Inc.	1,078,613	11,994,177
Actuate Corp. (a)	89,294	425,932
Advent Software, Inc. (a)	65,312	1,894,048
American Software, Inc. Class A	40,573	272,651
ANSYS, Inc. (a)(d)	177,766	10,011,781
Ariba, Inc. (a)(d)	175,176	5,421,697
Aspen Technology, Inc. (a)	162,619	2,476,687
Authentidate Holding Corp. (a)	26,832	14,355
Bitstream, Inc. Class A (a)	3,682	24,485
Blackbaud, Inc.	84,998	2,261,797
Blackboard, Inc. (a)(d)	67,296	2,356,033
Bottomline Technologies, Inc. (a)(d)	68,740	1,519,841
BroadSoft, Inc. (a)(d)	38,144	1,346,483
BSQUARE Corp. (a)	30,361	364,332

	Shares	Value
Cadence Design Systems, Inc. (a)	529,417	$ 5,267,699
Callidus Software, Inc. (a)	65,801	390,200
Cinedigm Digital Cinema Corp. (a)	30,643	49,029
CommVault Systems, Inc. (a)	79,833	2,916,299
Concur Technologies, Inc. (a)(d)	87,540	4,554,706
Convio, Inc. (a)	13,190	134,934
CyberDefender Corp. (a)(d)	45,661	105,934
Datawatch Corp. (a)	3,120	16,380
Deltek, Inc. (a)	63,814	465,204
DemandTec, Inc. (a)(d)	53,416	694,942
Digimarc Corp. (a)	11,310	337,830
ebix.com, Inc. (a)	70,033	1,844,669
Epicor Software Corp. (a)	94,454	972,876
EPIQ Systems, Inc.	76,732	1,059,669
ePlus, Inc. (a)	6,630	188,425
Evolving Systems, Inc.	10,466	83,519
FactSet Research Systems, Inc.	83,640	8,772,163
Fair Isaac Corp. (d)	85,151	2,379,970
FalconStor Software, Inc. (a)	70,467	343,174
Fonix Corp. (a)	1	0
Fortinet, Inc. (a)	88,257	3,604,416
Glu Mobile, Inc. (a)(d)	55,084	249,531
GSE Systems, Inc. (a)	33,148	114,692
Guidance Software, Inc. (a)	16,690	127,679
Informatica Corp. (a)(d)	179,958	8,459,826
Interactive Intelligence, Inc. (a)	26,813	922,635
JDA Software Group, Inc. (a)	80,114	2,363,363
Kenexa Corp. (a)	40,001	927,623
Lawson Software, Inc. (a)(d)	279,066	2,829,729
Magma Design Automation, Inc. (a)(d)	109,679	729,365
Majesco Entertainment Co. (a)	66,866	107,654
Manhattan Associates, Inc. (a)	49,488	1,593,514
Mentor Graphics Corp. (a)	214,494	3,410,455
MICROS Systems, Inc. (a)	155,867	7,425,504
MicroStrategy, Inc. Class A (a)	20,333	2,416,577
Monotype Imaging Holdings, Inc. (a)	47,725	638,561
Motricity, Inc. (a)(d)	62,346	965,116
NetScout Systems, Inc. (a)	65,339	1,632,822
NetSol Technologies, Inc. (a)	127,503	230,780
NetSuite, Inc. (a)(d)	54,145	1,624,891
Nuance Communications, Inc. (a)(d)	475,447	8,871,841
Opnet Technologies, Inc.	27,737	945,277
Parametric Technology Corp. (a)(d)	226,343	5,364,329
Peerless Systems Corp. (a)	15,698	48,193
Pegasystems, Inc. (d)	30,167	1,215,127
Pervasive Software, Inc. (a)	10,000	57,500
Progress Software Corp. (a)	127,275	3,736,794
PROS Holdings, Inc. (a)	42,032	481,266
QAD, Inc. Class B	24,367	217,841
QLIK Technologies, Inc.	108,274	2,832,448
Quest Software, Inc. (a)	122,281	3,275,908
Radiant Systems, Inc. (a)	66,927	1,147,798
Rand Worldwide, Inc. (a)	735	515
RealD, Inc.	65,662	1,474,112
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
RealPage, Inc.	59,216	$ 1,468,557
Renaissance Learning, Inc.	17,113	183,794
Rosetta Stone, Inc. (a)(d)	23,548	352,278
Rovi Corp. (a)(d)	213,427	11,828,124
S1 Corp. (a)	119,210	778,441
Scientific Learning Corp. (a)	24,929	85,506
Smith Micro Software, Inc. (a)	60,318	565,180
SolarWinds, Inc. (a)(d)	84,000	1,885,800
Solera Holdings, Inc.	136,018	6,947,799
Sonic Foundry, Inc. (a)	1,071	15,797
Sourcefire, Inc. (a)(d)	54,218	1,469,308
SRS Labs, Inc. (a)	23,248	210,162
SS&C Technologies Holdings, Inc. (a)	42,655	835,611
SuccessFactors, Inc. (a)(d)	141,297	5,073,975
Synchronoss Technologies, Inc. (a)	51,167	1,752,981
Synopsys, Inc. (a)	291,937	8,092,494
Take-Two Interactive Software, Inc. (a)(d)	167,168	2,686,390
Taleo Corp. Class A (a)(d)	78,073	2,520,977
TeleCommunication Systems, Inc. Class A (a)	88,267	376,900
TeleNav, Inc. (d)	39,751	446,006
THQ, Inc. (a)(d)	132,041	760,556
TIBCO Software, Inc. (a)(d)	324,439	7,987,688
TiVo, Inc. (a)(d)	224,865	2,311,612
Tyler Technologies, Inc. (a)(d)	75,793	1,676,541
Ultimate Software Group, Inc. (a)(d)	48,914	2,613,964
Vasco Data Security International, Inc. (a)	64,183	575,722
Verint Systems, Inc. (a)	30,502	1,048,659
Versant Corp. (a)	12,238	168,273
VirnetX Holding Corp. (d)	77,803	933,636
VMware, Inc. Class A (a)	125,531	10,500,668
Wave Systems Corp. Class A (a)(d)	160,361	631,822
Websense, Inc. (a)(d)	77,231	1,654,288
		221,753,630
TOTAL INFORMATION TECHNOLOGY		950,166,582
MATERIALS - 7.1%
Chemicals - 3.5%
A. Schulman, Inc.	62,282	1,386,397
ADA-ES, Inc. (a)(d)	11,914	173,230
Albemarle Corp.	179,283	10,319,529
American Pacific Corp. (a)	6,762	40,707
American Vanguard Corp. (d)	54,844	451,366
Ampal-American Israel Corp. Class A (a)	4,585	9,032
Arch Chemicals, Inc.	51,074	1,836,110
Ashland, Inc.	139,716	7,866,011
Balchem Corp. (d)	56,947	2,050,092
Cabot Corp.	117,146	5,067,736
Calgon Carbon Corp. (a)(d)	111,093	1,559,746

	Shares	Value
Celanese Corp. Class A	308,752	$ 12,797,770
Cereplast, Inc. (a)(d)	9,826	48,639
Chase Corp.	11,674	189,586
Chemtura Corp. (a)	195,000	3,172,650
Clean Diesel Technologies, Inc. (a)(d)	5,427	32,074
Converted Organics, Inc. (a)(d)	92,992	34,881
Cytec Industries, Inc.	95,823	5,445,621
Ferro Corp. (a)	169,611	2,700,207
Flotek Industries, Inc. (a)(d)	60,228	391,482
Georgia Gulf Corp. (a)	65,718	2,097,719
H.B. Fuller Co.	95,139	2,050,245
Hawkins, Inc. (d)	17,707	677,647
Huntsman Corp.	378,787	6,685,591
Innophos Holdings, Inc.	41,962	1,797,232
Intrepid Potash, Inc. (a)(d)	83,313	3,215,882
KMG Chemicals, Inc. (d)	16,501	309,724
Koppers Holdings, Inc.	40,147	1,622,340
Kraton Performance Polymers, Inc. (a)	62,022	2,127,355
Kronos Worldwide, Inc.	19,707	975,497
Landec Corp. (a)	68,409	420,715
LSB Industries, Inc. (a)(d)	34,516	1,045,144
Lubrizol Corp.	133,945	14,582,592
LyondellBasell Industries NV Class A (a)	675,000	25,704,000
Material Sciences Corp. (a)	21,107	154,503
Minerals Technologies, Inc.	38,120	2,473,226
Nalco Holding Co.	253,591	6,484,322
Nanophase Technologies Corp. (a)(d)	5,146	7,822
NewMarket Corp.	20,430	2,617,287
NL Industries, Inc.	13,948	190,669
Olin Corp.	137,622	2,561,145
OM Group, Inc. (a)	60,350	2,123,717
OMNOVA Solutions, Inc. (a)(d)	87,939	619,091
Penford Corp. (a)	22,005	130,930
PolyOne Corp. (a)(d)	167,221	2,321,027
Quaker Chemical Corp.	22,398	867,475
Rockwood Holdings, Inc. (a)(d)	102,545	4,773,470
RPM International, Inc.	252,566	5,801,441
Senomyx, Inc. (a)(d)	79,410	575,723
Sensient Technologies Corp.	96,884	3,233,988
Solutia, Inc. (a)	239,825	5,566,338
Spartech Corp. (a)	67,518	572,553
Stepan Co.	15,545	1,091,104
STR Holdings, Inc. (a)(d)	80,789	1,463,089
The Mosaic Co.	294,905	25,317,594
The Scotts Miracle-Gro Co. Class A	86,904	4,881,398
TOR Minerals International, Inc. (a)	3,831	52,561
TPC Group, Inc. (a)	32,831	953,741
Valhi, Inc. (d)	19,180	458,210
Valspar Corp. (d)	178,864	6,800,409
W.R. Grace & Co. (a)	117,517	4,470,347
Westlake Chemical Corp.	37,464	1,791,154
Zagg, Inc. (a)(d)	55,583	501,914
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Zep, Inc.	44,069	$ 691,443
Zoltek Companies, Inc. (a)(d)	60,096	878,604
		209,310,844
Construction Materials - 0.3%
Eagle Materials, Inc.	85,767	2,771,989
Headwaters, Inc. (a)	123,195	624,599
Martin Marietta Materials, Inc.	90,000	7,997,400
Texas Industries, Inc. (d)	46,919	1,913,357
U.S. Concrete, Inc. (a)	24,099	240,990
United States Lime & Minerals, Inc. (a)(d)	5,589	225,460
		13,773,795
Containers & Packaging - 1.0%
AEP Industries, Inc. (a)	12,874	361,502
Aptargroup, Inc.	124,984	6,020,479
Boise, Inc. (d)	162,605	1,460,193
Crown Holdings, Inc. (a)	318,137	12,241,912
Graham Packaging Co., Inc.	41,381	703,063
Graphic Packaging Holding Co. (a)	164,275	854,230
Greif, Inc. Class A	67,406	4,358,472
MOD-PAC Corp. (sub. vtg.) (a)	1,684	9,464
Myers Industries, Inc.	60,395	611,197
Packaging Corp. of America	199,049	5,730,621
Rock-Tenn Co. Class A (d)	75,205	5,162,823
Silgan Holdings, Inc.	101,420	3,699,802
Smurfit-Stone Container Enterprises, Inc. (a)	177,212	6,812,029
Sonoco Products Co.	194,219	7,007,422
Temple-Inland, Inc.	208,391	4,874,265
UFP Technologies, Inc. (a)	15,346	276,995
		60,184,469
Metals & Mining - 1.9%
A.M. Castle & Co. (a)	38,879	670,274
Allied Nevada Gold Corp. (a)(d)	158,120	4,797,361
Amcol International Corp.	53,465	1,668,643
Brush Engineered Materials, Inc. (a)	39,160	1,714,033
Capital Gold Corp. (a)(d)	134,599	732,219
Carpenter Technology Corp.	85,356	3,549,102
Century Aluminum Co. (a)	112,628	1,909,045
Coeur d'Alene Mines Corp. (a)(d)	171,242	5,395,835
Commercial Metals Co.	221,037	3,684,687
Compass Minerals International, Inc.	64,308	6,010,869
Friedman Industries	7,344	74,909
General Moly, Inc. (a)	109,146	571,925
Globe Specialty Metals, Inc.	102,299	2,382,544
Golden Minerals Co. (a)	23,138	487,055
Handy & Harman Ltd. (a)	8,088	96,652
Haynes International, Inc.	24,351	1,262,356
Hecla Mining Co. (a)(d)	500,729	5,082,399
Horsehead Holding Corp. (a)	87,084	1,440,369

	Shares	Value
Kaiser Aluminum Corp. (d)	30,488	$ 1,540,559
Metalline Mining Co. (a)(d)	104,643	116,154
Metals USA Holdings Corp. (a)	23,801	355,825
Mines Management, Inc. (a)(d)	26,815	93,316
Molycorp, Inc. (d)	108,000	5,182,920
Noranda Aluminium Holding Corp. (a)	46,669	735,970
Olympic Steel, Inc. (d)	20,461	550,196
Reliance Steel & Aluminum Co.	146,393	8,099,925
Royal Gold, Inc. (d)	104,381	5,179,385
RTI International Metals, Inc. (a)(d)	58,858	1,677,453
Schnitzer Steel Industries, Inc. Class A	43,626	2,800,789
Solitario Exploration & Royalty Corp. (a)	1,240	4,890
Southern Copper Corp.	416,863	17,641,642
Steel Dynamics, Inc.	425,202	7,849,229
Stillwater Mining Co. (a)	91,289	2,179,068
Synalloy Corp.	8,627	122,935
Timberline Resources Corp. (a)(d)	68,005	72,765
Universal Stainless & Alloy Products, Inc. (a)	14,191	490,299
US Energy Corp. (a)	57,440	367,042
US Gold Corp. (a)(d)	200,916	1,458,650
Vista Gold Corp. (a)(d)	128,163	413,967
Walter Energy, Inc.	104,452	12,639,737
Worthington Industries, Inc. (d)	118,497	2,294,102
		113,397,095
Paper & Forest Products - 0.4%
AbitibiBowater, Inc. (a)	142,327	3,983,733
Buckeye Technologies, Inc.	78,712	2,062,254
Clearwater Paper Corp. (a)	26,145	2,073,299
Deltic Timber Corp.	22,505	1,367,629
Domtar Corp.	82,988	7,253,151
Glatfelter	94,725	1,166,065
Kapstone Paper & Packaging Corp. (a)	81,975	1,405,871
Louisiana-Pacific Corp. (a)(d)	246,127	2,540,031
Neenah Paper, Inc.	32,380	630,439
Schweitzer-Mauduit International, Inc.	36,028	1,975,415
Verso Paper Corp. (a)(d)	31,277	185,160
Wausau-Mosinee Paper Corp.	98,528	791,180
		25,434,227
TOTAL MATERIALS		422,100,430
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.5%
8x8, Inc. (a)(d)	189,155	514,502
AboveNet, Inc.	43,252	2,806,622
Alaska Communication Systems Group, Inc. (d)	96,851	986,912
Allegiance Telecom, Inc. (a)	15,750	0
Arbinet-thexchange, Inc. (a)	10,198	87,601
Atlantic Tele-Network, Inc.	18,857	735,234
Cbeyond, Inc. (a)(d)	61,567	860,707
Cincinnati Bell, Inc. New (a)	406,578	1,073,366
Cogent Communications Group, Inc. (a)	89,567	1,320,218
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Consolidated Communications Holdings, Inc.	59,503	$ 1,088,310
FairPoint Communications, Inc. (a)(d)	43,522	1,001,006
General Communications, Inc. Class A (a)	82,347	995,575
Global Crossing Ltd. (a)	57,060	898,695
Globalstar, Inc. (a)(d)	162,333	214,280
HickoryTech Corp.	31,846	325,148
Hughes Communications, Inc. (a)	17,920	1,073,408
IDT Corp. Class B	36,110	939,943
inContact, Inc. (a)(d)	23,751	75,291
Iridium Communications, Inc. (a)	84,519	794,479
Level 3 Communications, Inc. (a)(d)	3,229,014	4,520,620
Neutral Tandem, Inc. (a)(d)	64,656	1,112,083
PAETEC Holding Corp. (a)	252,722	960,344
Premiere Global Services, Inc. (a)	109,608	735,470
SureWest Communications (a)	34,972	455,335
Towerstream Corp. (a)	60,621	263,701
tw telecom, inc. (a)(d)	295,824	5,502,326
Vonage Holdings Corp. (a)	263,134	1,163,052
Warwick Valley Telephone Co.	5,739	85,167
		30,589,395
Wireless Telecommunication Services - 1.0%
Clearwire Corp. Class A (a)(d)	222,323	1,118,285
Crown Castle International Corp. (a)	488,840	20,604,606
FiberTower Corp. (a)	71,176	236,304
ICO Global Communications Holdings Ltd. Class A (a)(d)	256,404	587,165
Leap Wireless International, Inc. (a)	123,607	1,510,478
NII Holdings, Inc. (a)	325,228	13,321,339
NTELOS Holdings Corp.	56,188	1,091,171
SBA Communications Corp. Class A (a)(d)	225,843	9,505,732
Shenandoah Telecommunications Co.	43,787	766,273
Telephone & Data Systems, Inc.	182,891	6,154,282
U.S. Cellular Corp. (a)	31,765	1,587,615
USA Mobility, Inc.	51,581	769,589
		57,252,839
TOTAL TELECOMMUNICATION SERVICES		87,842,234
UTILITIES - 3.7%
Electric Utilities - 1.1%
Allete, Inc.	60,317	2,279,983
Central Vermont Public Service Corp.	30,326	644,731
Cleco Corp.	125,943	4,074,256
DPL, Inc.	226,075	5,882,472
El Paso Electric Co. (a)	93,005	2,613,441
Empire District Electric Co. (d)	85,597	1,851,463
Great Plains Energy, Inc.	265,261	5,093,011
Hawaiian Electric Industries, Inc. (d)	180,137	4,350,309

	Shares	Value
IDACORP, Inc.	95,656	$ 3,610,057
ITC Holdings Corp.	97,643	6,693,428
MGE Energy, Inc.	50,748	2,079,146
NV Energy, Inc.	453,821	6,666,630
Otter Tail Corp.	65,509	1,475,263
PNM Resources, Inc.	163,667	2,178,408
Portland General Electric Co.	148,521	3,478,362
UIL Holdings Corp.	92,360	2,839,146
Unisource Energy Corp.	71,161	2,594,530
Unitil Corp.	33,222	757,794
Westar Energy, Inc. (d)	212,685	5,529,810
		64,692,240
Gas Utilities - 1.1%
AGL Resources, Inc.	150,177	5,708,228
Atmos Energy Corp.	176,303	5,962,567
Chesapeake Utilities Corp.	22,726	928,130
Delta Natural Gas Co., Inc.	2,782	86,131
Energen Corp.	141,919	8,671,251
Gas Natural, Inc.	1,690	18,556
Laclede Group, Inc.	48,520	1,886,943
National Fuel Gas Co.	136,632	9,960,473
New Jersey Resources Corp.	80,618	3,372,251
Northwest Natural Gas Co.	53,887	2,532,689
Piedmont Natural Gas Co., Inc. (d)	128,736	3,771,965
Questar Corp.	344,705	6,159,878
South Jersey Industries, Inc.	60,033	3,293,410
Southwest Gas Corp.	91,434	3,554,040
UGI Corp.	211,199	6,735,136
WGL Holdings, Inc. (d)	99,577	3,783,926
		66,425,574
Independent Power Producers & Energy Traders - 0.4%
American DG Energy, Inc. (a)(d)	5,053	11,470
Black Hills Corp.	77,876	2,400,138
Calpine Corp. (a)(d)	688,685	10,419,804
Dynegy, Inc. (a)	210,080	1,216,363
GenOn Energy, Inc. (a)	1,519,466	6,153,837
Ormat Technologies, Inc.	37,382	936,419
Synthesis Energy Systems, Inc. (a)	35,327	36,740
US Geothermal, Inc. (a)(d)	136,624	139,357
		21,314,128
Multi-Utilities - 0.7%
Alliant Energy Corp.	214,421	8,443,899
Avista Corp.	113,848	2,541,087
CH Energy Group, Inc.	33,789	1,657,688
MDU Resources Group, Inc.	341,682	7,335,913
NorthWestern Energy Corp.	71,687	2,129,821
NSTAR	200,137	9,036,186
OGE Energy Corp.	188,551	9,069,303
Vectren Corp.	157,231	4,138,320
		44,352,217
Water Utilities - 0.4%
American States Water Co.	47,115	1,580,237
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - continued
American Water Works Co., Inc.	345,540	$ 9,585,280
Aqua America, Inc. (d)	260,328	5,862,587
Artesian Resources Corp. Class A	10,416	203,529
Cadiz, Inc. (a)(d)	29,110	372,608
California Water Service Group	46,657	1,646,059
Connecticut Water Service, Inc.	17,922	456,832
Middlesex Water Co.	46,243	867,981
Pennichuck Corp.	856	24,071
Pure Cycle Corp. (a)	23,077	92,770
SJW Corp.	29,113	722,585
York Water Co.	22,689	385,032
		21,799,571
TOTAL UTILITIES		218,583,730
TOTAL COMMON STOCKS (Cost $4,859,497,600)		5,874,572,217
Nonconvertible Bonds - 0.0%
	Principal Amount
FINANCIALS - 0.0%
Capital Markets - 0.0%
GAMCO Investors, Inc. 0% 12/31/15 (Cost $37,354)	$ 37,300	23,967
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 0.16% to 0.21% 6/9/11 to 7/28/11 (e) (Cost $7,994,039)	8,000,000	7,995,530
Money Market Funds - 21.7%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b)	55,576,033	$ 55,576,033
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	1,238,072,221	1,238,072,221
TOTAL MONEY MARKET FUNDS (Cost $1,293,648,254)		1,293,648,254
TOTAL INVESTMENT PORTFOLIO - 120.3% (Cost $6,161,177,247)		7,176,239,968
NET OTHER ASSETS (LIABILITIES) - (20.3)%		(1,210,052,543)
NET ASSETS - 100%		$ 5,966,187,425
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
376 CME E-mini S&P Midcap 400 Index Contracts	March 2011	$ 36,317,840	$ 1,918,590
663 NYFE Russell Mini Index Contracts	March 2011	54,558,270	2,675,989
TOTAL EQUITY INDEX CONTRACTS		$ 90,876,110	$ 4,594,579
The face value of futures purchased as a percentage of net assets is 1.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $5,796,868.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 114,341
Fidelity Securities Lending Cash Central Fund	6,505,902
Total	$ 6,620,243
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 883,379,884	$ 883,159,315	$ -	$ 220,569
Consumer Staples	187,471,655	187,471,655	-	-
Energy	447,562,132	447,562,130	-	2
Financials	1,203,109,921	1,203,109,234	687	-
Health Care	658,977,473	658,976,690	-	783
Industrials	815,378,176	815,378,176	-	-
Information Technology	950,166,582	950,165,687	-	895
Materials	422,100,430	422,100,430	-	-
Telecommunication Services	87,842,234	87,842,234	-	-
Utilities	218,583,730	218,583,730	-	-
Corporate Bonds	23,967	-	23,967	-
U.S. Government and Government Agency Obligations	7,995,530	-	7,995,530	-
Money Market Funds	1,293,648,254	1,293,648,254	-	-
Total Investments in Securities:	$ 7,176,239,968	$ 7,167,997,535	$ 8,020,184	$ 222,249
Derivative Instruments:
Assets
Futures Contracts	$ 4,594,579	$ 4,594,579	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 23,403
Total Realized Gain (Loss)	1,450,712
Total Unrealized Gain (Loss)	(1,048,970)
Cost of Purchases	1,450,158
Proceeds of Sales	(5,870,005)
Amortization/Accretion	-
Transfers in to Level 3	4,238,752
Transfers out of Level 3	(21,801)
Ending Balance	$ 222,249
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2011	$ (1,448,905)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 28, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 4,594,579	$ -
Total Value of Derivatives	$ 4,594,579	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Extended Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2011

Assets
Investment in securities, at value (including securities loaned of $1,204,775,457) - See accompanying schedule: Unaffiliated issuers (cost $4,867,528,993)	$ 5,882,591,714
Fidelity Central Funds (cost $1,293,648,254)	1,293,648,254
Total Investments (cost $6,161,177,247)		$ 7,176,239,968
Receivable for investments sold		23,572,658
Receivable for fund shares sold		14,666,254
Dividends receivable		3,676,817
Distributions receivable from Fidelity Central Funds		539,602
Receivable for daily variation on futures contracts		184,021
Other receivables		32,629
Total assets		7,218,911,949

Liabilities
Payable for investments purchased	$ 2,346,950
Payable for fund shares redeemed	11,854,049
Accrued management fee	341,860
Other affiliated payables	109,444
Collateral on securities loaned, at value	1,238,072,221
Total liabilities		1,252,724,524

Net Assets		$ 5,966,187,425
Net Assets consist of:
Paid in capital		$ 4,890,802,243
Undistributed net investment income		8,373,367
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		47,353,760
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,019,658,055
Net Assets		$ 5,966,187,425

Investor Class: Net Asset Value, offering price and redemption price per share ($4,440,988,293 ÷ 110,050,347 shares)		$ 40.35

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($1,525,199,132 ÷ 37,792,996 shares)		$ 40.36

Statement of Operations

	Year ended February 28, 2011

Investment Income
Dividends		$ 52,976,825
Interest		42,984
Income from Fidelity Central Funds (including $6,505,902 from security lending)		6,620,243
Total income		59,640,052

Expenses
Management fee	$ 3,123,632
Transfer agent fees	1,000,295
Independent trustees' compensation	23,525
Miscellaneous	15,482
Total expenses before reductions	4,162,934
Expense reductions	(543)	4,162,391
Net investment income (loss)		55,477,661
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	78,192,563
Foreign currency transactions	(1,004)
Futures contracts	14,396,775
Total net realized gain (loss)		92,588,334
Change in net unrealized appreciation (depreciation) on: Investment securities	1,160,492,917
Assets and liabilities in foreign currencies	665
Futures contracts	947,938
Total change in net unrealized appreciation (depreciation)		1,161,441,520
Net gain (loss)		1,254,029,854
Net increase (decrease) in net assets resulting from operations		$ 1,309,507,515

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended February 28, 2011	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 55,477,661	$ 39,951,618
Net realized gain (loss)	92,588,334	68,425,401
Change in net unrealized appreciation (depreciation)	1,161,441,520	1,259,689,541
Net increase (decrease) in net assets resulting from operations	1,309,507,515	1,368,066,560
Distributions to shareholders from net investment income	(48,199,592)	(39,060,321)
Distributions to shareholders from net realized gain	(63,624,500)	(6,106,962)
Total distributions	(111,824,092)	(45,167,283)
Share transactions - net increase (decrease)	1,175,386,586	343,943,548
Redemption fees	553,321	510,919
Total increase (decrease) in net assets	2,373,623,330	1,667,353,744

Net Assets
Beginning of period	3,592,564,095	1,925,210,351
End of period (including undistributed net investment income of $8,373,367 and undistributed net investment income of $978,075, respectively)	$ 5,966,187,425	$ 3,592,564,095

Financial Highlights - Investor Class

Years ended February 28,	2011	2010	2009	2008 F	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 31.08	$ 18.73	$ 35.15	$ 39.63	$ 36.65
Income from Investment Operations
Net investment income (loss) B	.43	.36	.50	.56	.51
Net realized and unrealized gain (loss)	9.71	12.40	(15.73)	(2.73)	3.98
Total from investment operations	10.14	12.76	(15.23)	(2.17)	4.49
Distributions from net investment income	(.36)	(.35)	(.43)	(.46)	(.44)
Distributions from net realized gain	(.51)	(.06)	(.76)	(1.85)	(1.07)
Total distributions	(.87)	(.41) H	(1.19)	(2.31)	(1.51)
Redemption fees added to paid in capital B, G	-	-	-	-	-
Net asset value, end of period	$ 40.35	$ 31.08	$ 18.73	$ 35.15	$ 39.63
Total Return A	32.95%	68.20%	(44.26)%	(6.02)%	12.46%
Ratios to Average Net Assets C, E
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.09%	.09%
Net investment income (loss)	1.24%	1.35%	1.71%	1.41%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,440,988	$ 2,692,346	$ 1,446,984	$ 2,162,049	$ 2,082,399
Portfolio turnover rate D	8%	26%	16%	17%	16%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.01 per share.

H Total distributions of $.41 per share is comprised of distributions from net investment income of $.350 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2011	2010	2009	2008 F	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 31.08	$ 18.73	$ 35.15	$ 39.64	$ 36.66
Income from Investment Operations
Net investment income (loss) B	.44	.37	.52	.57	.52
Net realized and unrealized gain (loss)	9.72	12.39	(15.74)	(2.74)	3.98
Total from investment operations	10.16	12.76	(15.22)	(2.17)	4.50
Distributions from net investment income	(.37)	(.36)	(.44)	(.47)	(.45)
Distributions from net realized gain	(.51)	(.06)	(.76)	(1.85)	(1.07)
Total distributions	(.88)	(.41) H	(1.20)	(2.32)	(1.52)
Redemption fees added to paid in capital B, G	-	-	-	-	-
Net asset value, end of period	$ 40.36	$ 31.08	$ 18.73	$ 35.15	$ 39.64
Total Return A	33.02%	68.25%	(44.25)%	(6.01)%	12.49%
Ratios to Average Net Assets C, E
Expenses before reductions	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	1.27%	1.38%	1.74%	1.44%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,525,199	$ 900,218	$ 478,227	$ 925,331	$ 951,498
Portfolio turnover rate D	8%	26%	16%	17%	16%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.01 per share.

H Total distributions of $.41 per share is comprised of distributions from net investment income of $.358 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan International Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2011	Past 1 year	Past 5 years	Past 10 years
Spartan International Index Fund - Investor Class	20.34%	2.66%	4.83%
Spartan International Index Fund - Fidelity Advantage Class A	20.38%	2.69%	4.85%

A The initial offering of Fidelity Advantage Class took place on October 14, 2005. Returns prior to October 14, 2005, are those of Investor Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan International Index Fund - Investor Class on February 28, 2001. The chart shows how the value of your investment would have changed, and also shows how the MSCI® EAFE® (Europe, Australasia and Far East) Index performed over the same period.

Annual Report

Spartan International Index Fund

Management's Discussion of Fund Performance

Market Recap: International equities delivered strong performance for the 12-month period ending February 28, 2011, after overcoming a precipitous decline early in the period due to concern about sovereign debt problems in Europe. Investor sentiment brightened substantially in the latter half, when signs of economic growth and subsiding debt fears helped propel stocks forward. For the full 12 months, the MSCI® EAFE® (Europe, Australasia, Far East) Index gained 20.16%, boosted in part by a falling U.S. dollar. The roughly 22% return for Europe was marginally ahead of the index, led by Sweden (+39%), Denmark (+38%), Germany (+32%) and the United Kingdom (+24%). Large European index components that underperformed included Switzerland and France, both returning around 18%. Concern regarding sovereign debt issues lingered into the latter part of 2010, as evident in the negative returns of debt-burdened Greece (-21%) and Ireland (-2%), both small index components. Italy and Spain, which also struggled with debt, fared better but still underperformed, gaining about 14% and 10%, respectively. Countries in the Asia-Pacific region rose by 20%. Hong Kong (+24%) and Australia (+22%) had the highest returns, while the roughly 17% advance of Japan trailed the MSCI® EAFE®, despite the positive impact of a weakening U.S. dollar relative to the Japanese yen.

Comments from Patrick Waddell, member of the Geode Capital Management, LLC, investment management team for Spartan® International Index Fund: For the 12 months, the fund's Investor Class and Fidelity Advantage Class shares returned 20.34% and 20.38%, respectively, compared with 20.16% for the MSCI EAFE. (The fund's performance relative to the index can be affected by Fidelity's methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) Out of the 10 economic sectors in the index, all had a positive return in U.S. dollar terms, and only two - health care and utilities - had gains falling short of double digits. Consumer discretionary, led by automobiles/components, did the best, earning a 32% return in U.S. dollar terms. Materials stocks rose about 30%, while industrials, telecommunication services and energy rose 29%, 24% and 23%, respectively. Financials, about one-quarter of the index and its largest weighting, gained more than 16%. On a country basis, Japan and the U.K., which together make up more than 40% of the index, returned about 17% and 24%, respectively. Two countries with widely reported debt problems, Greece and Ireland, generated disappointing returns of -21% and -2%, respectively. On an individual-stock basis, Siemens, a German electronics and electrical engineering firm, was the fund's top contributor. Its stock rose steadily throughout the period, thanks to good earnings growth on healthy demand, especially from emerging markets. U.K. wireless communication service company Vodafone Group enjoyed good share-price growth, as did BHP Billiton and Rio Tinto, two large mining companies listed in the U.K. Energy company Royal Dutch Shell, whose headquarters are in the Netherlands, benefited from rising oil prices. Other healthy performers included Swiss food company Nestle; Germany's BASF, the largest chemical maker in the world; and several automakers, including Japan's Toyota and Germany's Daimler. In contrast, the biggest detractor was Finnish mobile phone maker Nokia, whose shares dramatically declined in the first half of the year on weaker-than-expected profits and rising competition from smartphone makers. Energy company BP, which was at the center of the Gulf of Mexico oil disaster last spring, saw a big share-price drop between late April and June, although its shares began drifting upward as energy stocks enjoyed a more profitable environment. Other stocks with disappointing performance included Swiss pharmaceuticals maker Roche Holding, German utility RWE and National Bank of Greece.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan International Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	1.6	1.9
HSBC Holdings PLC (United Kingdom) (United Kingdom, Commercial Banks)	1.6	1.8
BHP Billiton Ltd. (Australia, Metals & Mining)	1.3	1.2
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.3	1.1
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.2	1.3
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	1.1	1.0
Total SA (France, Oil, Gas & Consumable Fuels)	1.1	1.0
Toyota Motor Corp. (Japan, Automobiles)	1.1	1.0
Novartis AG (Switzerland, Pharmaceuticals)	1.0	1.2
Siemens AG (Germany, Industrial Conglomerates)	0.9	0.8
	12.2
Market Sectors as of February 28, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.5	24.5
Industrials	12.8	12.2
Materials	11.0	9.7
Consumer Discretionary	9.8	9.7
Consumer Staples	9.5	10.7
Energy	8.0	7.1
Health Care	7.5	8.3
Telecommunication Services	5.4	5.9
Utilities	5.2	5.7
Information Technology	4.8	4.8
Geographic Diversification (% of fund's net assets)
As of February 28, 2011
Japan	22.1%
United Kingdom	20.8%
France	9.3%
Australia	8.5%
Germany	8.2%
Switzerland	7.6%
Spain	3.5%
Sweden	3.1%
Italy	2.7%
Other	14.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of August 31, 2010
Japan	22.4%
United Kingdom	21.1%
France	9.1%
Australia	8.3%
Switzerland	8.0%
Germany	7.4%
Spain	3.7%
Sweden	2.8%
Netherlands	2.7%
Other	14.5%

Percentages are adjusted for the effect of futures contracts, if applicable.

Annual Report

Spartan International Index Fund

Investments February 28, 2011

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
Australia - 8.2%
AGL Energy Ltd.	385,907	$ 5,725,627
Alumina Ltd.	2,054,253	5,033,177
Amcor Ltd.	1,034,952	7,336,734
AMP Ltd. (d)	1,728,974	9,386,597
Asciano Ltd. unit	2,360,470	4,228,442
ASX Ltd.	148,135	5,519,892
Australia & New Zealand Banking Group Ltd.	2,163,806	53,484,497
AXA Asia Pacific Holdings Ltd.	840,808	5,441,811
Bendigo & Adelaide Bank Ltd.	287,844	2,754,334
BHP Billiton Ltd.	2,775,652	131,174,088
Billabong International Ltd.	173,768	1,507,242
BlueScope Steel Ltd.	1,458,654	3,126,363
Boral Ltd.	566,862	3,189,856
Brambles Ltd.	1,229,977	8,928,525
Caltex Australia Ltd.	117,846	1,913,291
CFS Retail Property Trust	1,749,561	3,361,401
Coca-Cola Amatil Ltd.	476,854	5,769,204
Cochlear Ltd.	45,292	3,578,255
Commonwealth Bank of Australia	1,279,164	69,539,027
Computershare Ltd.	357,616	3,512,257
Crown Ltd.	391,215	3,340,755
CSL Ltd.	479,431	17,418,349
CSR Ltd.	415,075	1,478,177
DEXUS Property Group unit	4,236,510	3,706,544
Fortescue Metals Group Ltd.	1,114,293	7,605,485
Fosters Group Ltd.	1,597,201	9,311,830
Goodman Fielder Ltd.	1,200,514	1,528,767
Goodman Group unit	5,158,120	3,697,202
Harvey Norman Holdings Ltd.	468,565	1,457,019
Incitec Pivot Ltd.	1,475,813	6,659,399
Insurance Australia Group Ltd.	1,677,113	6,244,742
John Fairfax Holdings Ltd. (d)	1,649,382	2,205,108
Leighton Holdings Ltd.	122,182	3,875,109
Lend Lease Group unit	446,456	4,168,481
MacArthur Coal Ltd.	145,281	1,757,124
Macquarie Group Ltd.	283,987	11,040,043
MAp Group unit	380,428	1,204,559
Metcash Ltd.	654,922	2,713,089
Mirvac Group unit	2,668,387	3,549,503
National Australia Bank Ltd.	1,750,784	46,293,342
Newcrest Mining Ltd.	632,389	24,444,407
OneSteel Ltd.	1,029,440	2,854,928
Orica Ltd.	299,295	7,911,973
Origin Energy Ltd.	723,348	12,376,362
OZ Minerals Ltd.	2,647,281	4,404,927
Paladin Energy Ltd. (a)	574,118	2,914,110
Qantas Airways Ltd. (a)	940,551	2,253,722
QBE Insurance Group Ltd.	845,309	15,661,268
QR National Ltd.	1,350,000	4,434,649
Ramsay Health Care Ltd.	90,000	1,631,813
Rio Tinto Ltd.	359,870	31,425,384

	Shares	Value
Santos Ltd.	718,748	$ 10,556,857
Sims Metal Management Ltd.	135,179	2,603,130
Sonic Healthcare Ltd.	299,015	3,447,493
SP AusNet unit	1,123,624	999,617
Stockland Corp. Ltd. unit	2,005,259	7,803,564
Suncorp-Metway Ltd.	1,034,383	8,880,630
Tabcorp Holdings Ltd.	562,428	4,369,864
Tattersall's Ltd.	1,141,875	2,834,245
Telstra Corp. Ltd.	3,565,960	10,154,920
The GPT Group unit	1,528,512	4,855,342
Toll Holdings Ltd.	530,229	3,261,069
Transurban Group unit	1,101,857	6,012,400
Wesfarmers Ltd.	837,049	28,357,158
Wesfarmers Ltd. (price protected shares)	120,547	4,136,728
Westfield Group unit	1,834,363	18,290,665
Westfield Retail Trust unit	2,368,018	6,470,186
Westpac Banking Corp.	2,479,601	59,852,055
Woodside Petroleum Ltd.	506,388	22,084,878
Woolworths Ltd.	1,030,355	28,270,247
Worleyparsons Ltd.	153,184	4,738,376
TOTAL AUSTRALIA		822,058,214
Austria - 0.3%
Erste Bank AG	155,524	8,209,334
IMMOEAST AG (a)(d)	321,410	4
IMMOFINANZ Immobilien Anlagen AG (a)(d)	871,215	3,847,285
IMMOFINANZ Immobilien Anlagen AG rights 3/2/11 (a)	871,215	12
OMV AG	125,716	5,343,433
Osterreichische Elektrizitatswirtschafts AG (d)	61,559	2,354,853
Raiffeisen International Bank-Holding AG (d)	45,886	2,754,537
Telekom Austria AG	288,781	4,124,659
Vienna Insurance Group AG Wien	30,268	1,738,252
Voestalpine AG	98,327	4,542,265
TOTAL AUSTRIA		32,914,634
Bailiwick of Guernsey - 0.1%
Resolution Ltd.	1,201,121	5,647,621
Bailiwick of Jersey - 0.5%
Experian PLC	826,591	10,482,521
Petrofac Ltd.	210,533	4,768,170
Randgold Resources Ltd.	74,252	6,013,816
Shire PLC	461,088	13,059,776
WPP PLC	1,040,015	14,314,852
TOTAL BAILIWICK OF JERSEY		48,639,135
Belgium - 0.9%
Ageas	1,816,088	5,764,263
Anheuser-Busch InBev SA NV	600,118	33,516,480
Bekaert SA	30,000	3,252,798
Belgacom SA	126,770	4,754,065
Colruyt NV	61,760	3,104,459
Common Stocks - continued
	Shares	Value
Belgium - continued
Compagnie Nationale A Portefeuille (CNP)	28,840	$ 1,616,644
Delhaize Group SA	83,044	6,423,370
Dexia SA	483,829	2,111,885
Groupe Bruxelles Lambert SA	65,653	6,034,036
Groupe Bruxelles Lambert SA (strip VVPR)	2,466	24
KBC Groupe SA (a)	141,098	5,899,872
Mobistar SA	25,037	1,599,714
Solvay SA Class A	49,188	5,769,752
UCB SA	84,641	3,146,715
Umicore SA	91,030	4,585,809
TOTAL BELGIUM		87,579,886
Bermuda - 0.3%
Cheung Kong Infrastructure Holdings Ltd.	359,450	1,772,327
Li & Fung Ltd.	2,333,623	14,203,098
Noble Group Ltd.	2,494,890	4,021,485
NWS Holdings Ltd.	980,704	1,526,211
Orient Overseas International Ltd.	183,400	1,476,525
Seadrill Ltd. (d)	238,200	9,078,256
Yue Yuen Industrial (Holdings) Ltd.	628,000	1,975,604
TOTAL BERMUDA		34,053,506
Cayman Islands - 0.1%
Foxconn International Holdings Ltd. (a)	1,913,000	1,353,445
Sands China Ltd. (a)	2,100,000	4,988,444
Wynn Macau Ltd.	1,345,200	3,644,545
TOTAL CAYMAN ISLANDS		9,986,434
Cyprus - 0.0%
Bank of Cyprus Public Co. Ltd.	708,168	2,736,361
Denmark - 1.0%
A.P. Moller - Maersk AS:
Series A	488	4,706,248
Series B	1,096	10,884,226
Carlsberg AS Series B	92,392	9,833,758
Coloplast AS Series B	18,510	2,607,404
Danske Bank AS (a)	379,443	8,913,032
DSV de Sammensluttede Vognmaend AS	193,406	4,471,463
Novo Nordisk AS Series B	347,874	43,852,116
Novozymes AS Series B	39,047	5,460,588
Pandora A/S	46,900	2,734,643
Tryg AS	23,050	1,200,212
Vestas Wind Systems AS (a)(d)	168,788	5,814,404
William Demant Holding AS (a)(d)	21,345	1,811,560
TOTAL DENMARK		102,289,654
Finland - 1.0%
Elisa Corp. (A Shares)	116,981	2,671,729
Fortum Corp.	360,252	11,160,967
Kesko Oyj	57,608	2,481,165

	Shares	Value
Kone Oyj (B Shares)	128,774	$ 7,028,356
Metso Corp.	105,688	5,463,520
Neste Oil Oyj	103,393	1,833,468
Nokia Corp.	3,094,010	26,676,475
Nokian Tyres PLC	90,156	3,662,786
Orion Oyj (B Shares)	77,990	1,784,442
Outokumpu Oyj (A Shares) (d)	97,559	1,751,555
Pohjola Bank PLC (A Shares)	116,236	1,591,224
Rautaruukki Oyj (K Shares) (d)	88,926	2,064,115
Sampo OYJ (A Shares)	349,135	10,806,915
Sanoma-WSOY Oyj	68,958	1,515,931
Stora Enso Oyj (R Shares)	469,853	5,294,163
UPM-Kymmene Corp.	422,724	8,394,538
Wartsila Corp.	70,051	5,384,540
TOTAL FINLAND		99,565,889
France - 9.0%
Accor SA	119,505	5,619,543
Aeroports de Paris	22,480	1,992,569
Air France KLM (Reg.) (a)	120,083	1,963,717
Air Liquide SA	20,000	2,589,156
Alcatel-Lucent SA (a)	1,921,706	9,501,223
Alstom SA	170,012	10,138,955
Atos Origin SA (a)	40,150	2,324,047
AXA SA	1,427,091	29,974,049
BIC SA	20,459	1,747,649
bioMerieux SA	10,949	1,165,707
BNP Paribas SA	795,408	62,105,775
Bouygues SA	191,126	8,837,074
Bureau Veritas SA	39,668	3,062,806
Cap Gemini SA	122,352	7,148,929
Carrefour SA	500,307	24,565,274
Casino Guichard Perrachon et Compagnie	46,316	4,536,763
Christian Dior SA	53,265	7,677,670
CNP Assurances	120,944	2,682,127
Compagnie de St. Gobain	332,098	19,855,641
Compagnie Generale de Geophysique SA (a)	129,641	4,803,026
Credit Agricole SA	795,287	13,960,150
Danone	483,185	30,292,510
Dassault Systemes SA	50,104	3,836,774
Edenred (a)	129,505	3,412,599
EDF SA	217,189	9,685,478
Eiffage SA (d)	34,083	2,029,305
Eramet SA	4,530	1,636,304
Essilor International SA	166,631	11,899,953
Eurazeo SA	25,490	1,894,590
Eutelsat Communications	79,586	3,175,696
Fonciere Des Regions	20,827	2,261,075
France Telecom SA	1,534,703	33,962,378
GDF Suez	1,030,047	41,755,530
Gecina SA	16,697	2,162,939
Groupe Eurotunnel SA	428,015	4,311,232
Common Stocks - continued
	Shares	Value
France - continued
ICADE	17,940	$ 2,011,275
Iliad Group SA	12,340	1,382,090
Imerys	30,151	2,115,786
JC Decaux SA (a)	51,534	1,663,780
Klepierre SA	79,037	3,082,894
L'Air Liquide (a)	72,885	9,435,532
L'Oreal SA	20,000	2,325,024
L'Oreal SA (a)	179,277	20,841,166
Lafarge SA (a)	71,536	4,338,236
Lafarge SA (a)	71,270	4,322,105
Lafarge SA (Bearer)	23,000	1,394,814
Lagardere S.C.A. (Reg.)	101,922	4,586,673
Legrand SA	130,769	5,485,119
LVMH Moet Hennessy - Louis Vuitton	201,759	31,810,333
M6 Metropole Television SA	53,151	1,343,742
Michelin CGDE Series B	143,665	11,697,204
Natixis SA (a)	733,692	4,372,966
Neopost SA	26,848	2,546,833
PagesJaunes Groupe SA (d)	111,401	1,086,434
Pernod-Ricard SA	165,370	15,246,750
Peugeot Citroen SA (a)	124,090	4,968,650
PPR SA	63,431	9,628,826
Publicis Groupe SA	102,985	5,874,501
Renault SA (a)	160,736	9,851,943
Safran SA	153,128	5,447,743
Sanofi-Aventis	870,763	60,213,633
Schneider Electric SA	203,338	33,644,712
SCOR SE	137,719	4,047,162
Societe Generale Series A	524,999	36,913,205
Sodexo SA	78,834	5,424,859
Suez Environnement SA	224,800	4,870,517
Technip SA	85,242	8,415,534
Television Francaise 1 SA (d)	95,280	1,851,329
Thales SA	73,391	2,780,124
Total SA	1,759,428	107,856,883
Total SA (strip VVPR) (a)	3,096	4
Unibail-Rodamco	76,635	15,408,693
Vallourec SA (d)	94,438	9,783,456
Veolia Environnement	313,710	10,322,213
VINCI SA	367,448	22,118,753
Vivendi	1,032,859	29,447,636
TOTAL FRANCE		898,527,345
Germany - 7.7%
adidas AG	174,030	11,167,505
Allianz AG	379,070	54,613,373
Axel Springer Verlag	12,800	2,086,118
BASF AG	764,388	63,565,589
Bayer AG	689,903	53,487,076
Bayerische Motoren Werke AG (BMW)	275,751	22,367,928
Beiersdorf AG	82,655	4,961,780
Brenntag AG	22,000	2,299,770

	Shares	Value
Celesio AG	67,351	$ 1,863,535
Commerzbank AG (a)	689,693	5,944,795
Continental AG (a)	41,700	3,524,693
Daimler AG (Germany)	744,268	52,432,936
Deutsche Bank AG	768,342	49,389,331
Deutsche Boerse AG	162,716	12,493,855
Deutsche Lufthansa AG (a)	193,080	3,947,463
Deutsche Post AG	693,155	12,712,601
Deutsche Telekom AG	2,350,131	31,604,797
E.ON AG	1,496,448	49,097,711
Fraport AG Frankfurt Airport Services Worldwide	29,107	2,073,455
Fresenius Medical Care AG & Co. KGaA	160,180	10,604,797
Fresenius SE	89,629	8,177,015
GEA Group AG	153,171	4,733,765
Hannover Rueckversicherungs AG	47,418	2,760,780
HeidelbergCement AG	116,361	8,146,131
HeidelbergCement AG (strip VVPR) (a)	239	0
Henkel AG & Co. KGaA	108,471	5,538,529
Hochtief AG	36,198	3,566,162
Infineon Technologies AG	914,979	10,010,456
K&S AG	137,282	10,599,681
Kabel Deutschland Holding AG	46,000	2,506,190
Lanxess AG	69,000	5,132,358
Linde AG	140,061	21,377,230
MAN SE	87,432	11,101,573
Merck KGaA	53,639	4,849,169
Metro AG	107,713	7,878,129
Munich Re Group	158,381	26,435,531
Puma AG	4,162	1,237,737
RWE AG	347,307	23,441,764
Salzgitter AG	34,664	2,877,833
SAP AG	712,561	42,991,370
Siemens AG	684,022	92,120,116
Suedzucker AG (Bearer)	53,866	1,479,268
Thyssenkrupp AG	273,183	11,358,785
TUI AG (a)(d)	127,879	1,675,964
United Internet AG	96,763	1,675,838
Volkswagen AG (d)	23,350	3,544,530
Wacker Chemie AG	12,021	2,217,947
TOTAL GERMANY		767,672,959
Greece - 0.2%
Alpha Bank AE (a)	440,735	2,919,429
Coca-Cola Hellenic Bottling Co. SA	151,850	4,136,576
EFG Eurobank Ergasias SA (a)	276,744	1,772,047
Greek Organization of Football Prognostics SA	176,466	3,684,504
Hellenic Telecommunications Organization SA	187,381	1,926,464
National Bank of Greece SA (a)	852,398	7,925,027
Public Power Corp. of Greece	97,175	1,503,278
TOTAL GREECE		23,867,325
Common Stocks - continued
	Shares	Value
Hong Kong - 2.3%
AIA Group Ltd.	6,570,000	$ 19,149,846
ASM Pacific Technology Ltd.	159,529	2,113,944
Bank of East Asia Ltd.	1,266,321	5,487,716
BOC Hong Kong (Holdings) Ltd.	3,108,066	9,637,878
Cathay Pacific Airways Ltd.	975,327	2,266,746
Cheung Kong Holdings Ltd.	1,147,449	17,857,065
CLP Holdings Ltd.	1,624,157	13,232,250
Esprit Holdings Ltd.	943,366	4,627,193
Hang Lung Group Ltd.	644,000	3,903,030
Hang Lung Properties Ltd.	2,008,423	8,561,844
Hang Seng Bank Ltd.	636,601	10,152,266
Henderson Land Development Co. Ltd.	887,319	5,622,649
Hong Kong & China Gas Co. Ltd.	3,644,476	8,161,230
Hong Kong Exchanges and Clearing Ltd.	848,298	18,353,648
Hopewell Holdings Ltd.	475,000	1,479,038
Hutchison Whampoa Ltd.	1,767,158	20,807,446
Hysan Development Co. Ltd.	495,581	2,227,187
Kerry Properties Ltd.	610,681	2,956,173
Lifestyle International Holdings Ltd.	469,000	1,162,262
Link (REIT)	1,871,212	5,754,433
MTR Corp. Ltd.	1,200,956	4,418,001
New World Development Co. Ltd.	2,058,402	3,700,260
PCCW Ltd.	2,900,000	1,251,156
Power Assets Holdings Ltd.	1,205,676	7,872,191
Shangri-La Asia Ltd.	1,075,380	2,521,371
Sino Land Ltd.	2,120,112	3,843,860
SJM Holdings Ltd.	1,250,000	1,839,368
Sun Hung Kai Properties Ltd.	1,180,141	19,062,884
Swire Pacific Ltd. (A Shares)	635,884	8,883,433
Wharf Holdings Ltd.	1,117,585	7,325,721
Wharf Holdings Ltd. rights 3/11/11 (a)	111,758	208,793
Wheelock and Co. Ltd.	712,000	2,587,262
Wing Hang Bank Ltd.	150,000	1,915,447
TOTAL HONG KONG		228,943,591
Ireland - 0.3%
Anglo Irish Bank Corp. PLC (a)	331,052	5
Bank of Ireland (a)	2,750,000	1,345,170
CRH PLC	593,710	13,730,297
Elan Corp. PLC (a)	394,397	2,534,182
James Hardie Industries NV unit (a)	336,842	2,284,391
Kerry Group PLC Class A	115,827	4,203,825
Ryanair Holdings PLC	287,226	1,336,417
TOTAL IRELAND		25,434,287
Isle of Man - 0.1%
Genting International PLC (a)	5,063,859	7,604,946
Israel - 0.7%
Bank Hapoalim BM (Reg.) (a)	825,000	3,755,172
Bank Leumi le-Israel BM	1,013,900	4,684,917
Bezeq Israeli Telecommunication Corp. Ltd.	1,517,067	4,122,237
Cellcom Israel Ltd. (Israel)	44,098	1,349,095

	Shares	Value
Delek Group Ltd.	3,350	$ 799,472
Elbit Systems Ltd. (Israel)	21,449	1,094,639
Israel Chemicals Ltd.	365,283	6,066,217
Israel Corp. Ltd. (Class A) (a)	2,050	2,428,897
Israel Discount Bank Ltd. (Class A) (a)	499,200	1,010,932
Makhteshim-Agan Industries (a)	190,000	946,593
Mizrahi Tefahot Bank Ltd.	106,000	1,077,545
Nice Systems Ltd. (a)	51,000	1,757,375
Partner Communications Co. Ltd.	71,396	1,326,231
Teva Pharmaceutical Industries Ltd.	777,397	39,038,123
TOTAL ISRAEL		69,457,445
Italy - 2.6%
A2A SpA	871,519	1,395,128
Assicurazioni Generali SpA	968,927	21,915,385
Atlantia SpA	249,207	5,708,834
Autogrill SpA (a)	92,208	1,304,282
Banca Carige SpA (d)	476,861	1,150,303
Banca Monte dei Paschi di Siena SpA (a)(d)	1,925,288	2,566,563
Banco Popolare Societa Cooperativa	1,262,100	4,406,496
Enel Green Power SpA	1,330,000	3,142,205
Enel SpA	5,393,557	32,139,343
ENI SpA	2,157,503	52,607,380
EXOR SpA	55,132	1,682,177
Fiat Industrial SpA (a)	630,563	8,806,191
Fiat SpA	630,563	5,851,940
Finmeccanica SpA	332,694	4,164,198
Intesa Sanpaolo SpA	6,420,787	21,655,517
Intesa Sanpaolo SpA (Risparmio Shares)	735,357	2,153,390
Luxottica Group SpA	107,973	3,354,476
Mediaset SpA	592,933	3,813,034
Mediobanca SpA	382,419	4,047,752
Mediobanca SpA warrants 3/18/11 (a)	328,052	951
Parmalat SpA	1,432,531	4,388,702
Pirelli & C SpA	195,504	1,575,606
Prysmian SpA	172,913	3,650,885
Saipem SpA	215,150	10,866,796
Snam Rete Gas SpA	1,256,625	6,874,141
Telecom Italia SpA	7,954,053	12,418,500
Terna SpA	1,065,434	4,913,739
UniCredit SpA	11,272,084	28,979,852
Unione di Banche Italiane SCpA	499,659	5,047,355
Unione di Banche Italiane SCpA warrants 6/30/11 (a)	368,960	967
TOTAL ITALY		260,582,088
Japan - 21.5%
77 Bank Ltd.	272,223	1,713,873
ABC-Mart, Inc.	24,000	955,012
Advantest Corp.	130,590	2,723,460
Aeon Co. Ltd.	499,900	6,307,717
Aeon Credit Service Co. Ltd.	65,500	996,913
Aeon Mall Co. Ltd.	69,700	1,851,566
Common Stocks - continued
	Shares	Value
Japan - continued
Air Water, Inc.	111,000	$ 1,468,240
Aisin Seiki Co. Ltd.	155,300	5,913,930
Ajinomoto Co., Inc.	534,866	6,161,804
Alfresa Holdings Corp.	28,400	1,098,851
All Nippon Airways Ltd. (a)	664,000	2,401,940
Amada Co. Ltd.	292,000	2,613,007
Aozora Bank Ltd.	584,000	1,313,643
Asahi Breweries Ltd.	320,303	6,192,134
Asahi Glass Co. Ltd.	838,677	11,727,335
Asahi Kasei Corp.	1,006,727	6,981,692
Asics Corp.	118,000	1,578,142
Astellas Pharma, Inc.	368,300	14,482,840
Bank of Kyoto Ltd.	270,000	2,594,377
Bank of Yokohama Ltd.	1,005,084	5,425,716
Benesse Corp.	59,500	2,702,231
Bridgestone Corp.	554,479	11,402,178
Brother Industries Ltd.	191,200	3,010,582
Canon Marketing Japan, Inc.	55,100	771,265
Canon, Inc.	936,844	45,307,981
Casio Computer Co. Ltd.	189,800	1,683,639
Central Japan Railway Co.	1,277	11,446,011
Chiba Bank Ltd.	633,674	4,348,420
Chiyoda Corp.	123,000	1,111,804
Chubu Electric Power Co., Inc.	556,864	14,698,951
Chugai Pharmaceutical Co. Ltd.	183,525	3,536,813
Chugokun Electric Power Co.	239,900	5,138,201
Chuo Mitsui Trust Holdings, Inc.	836,300	3,572,066
Citizen Holdings Co. Ltd.	213,166	1,383,064
Coca-Cola West Co. Ltd.	42,700	786,139
Cosmo Oil Co. Ltd.	512,000	1,852,714
Credit Saison Co. Ltd.	117,452	2,306,137
Dai Nippon Printing Co. Ltd.	471,242	6,379,941
Dai-ichi Mutual Life Insurance Co.	6,648	11,963,149
Daicel Chemical Industries Ltd.	213,000	1,458,191
Daido Steel Co. Ltd.	236,000	1,575,257
Daihatsu Motor Co. Ltd.	160,000	2,519,315
Daiichi Sankyo Kabushiki Kaisha	568,770	12,215,955
Daikin Industries Ltd.	190,494	6,468,231
Dainippon Sumitomo Pharma Co. Ltd.	119,000	1,157,263
Daito Trust Construction Co. Ltd.	67,063	5,468,340
Daiwa House Industry Co. Ltd.	414,184	5,322,022
Daiwa Securities Group, Inc.	1,371,985	7,422,114
DeNA Co. Ltd.	65,700	2,534,028
Denki Kagaku Kogyo KK	393,358	2,119,667
Denso Corp.	405,238	15,225,200
Dentsu, Inc.	138,100	4,409,178
Dowa Holdings Co. Ltd.	204,526	1,445,642
East Japan Railway Co.	280,000	19,525,441
Eisai Co. Ltd. (d)	206,378	7,731,822
Electric Power Development Co. Ltd.	105,880	3,340,786
Elpida Memory, Inc. (a)(d)	154,600	2,317,110
FamilyMart Co. Ltd.	54,500	2,058,741

	Shares	Value
Fanuc Ltd.	159,172	$ 24,865,648
Fast Retailing Co. Ltd.	50,600	7,944,925
Fuji Electric Holdings Co. Ltd.	435,153	1,477,345
Fuji Heavy Industries Ltd.	557,000	4,799,989
Fuji Media Holdings, Inc.	351	591,723
Fujifilm Holdings Corp.	385,005	13,556,108
Fujitsu Ltd.	1,532,075	10,389,974
Fukuoka Financial Group, Inc.	644,300	2,925,831
Furukawa Electric Co. Ltd.	498,790	2,130,272
GREE, Inc.	70,000	1,137,286
GS Yuasa Corp. (d)	295,000	2,138,796
Gunma Bank Ltd.	311,663	1,924,081
Hakuhodo DY Holdings, Inc.	18,180	1,151,252
Hamamatsu Photonics KK	50,000	1,919,315
Hankyu Hanshin Holdings, Inc.	955,200	4,600,841
Hino Motors Ltd.	206,000	1,144,178
Hirose Electric Co. Ltd.	26,798	3,059,821
Hiroshima Bank Ltd.	391,000	1,782,922
Hisamitsu Pharmaceutical Co., Inc.	55,000	2,218,826
Hitachi Chemical Co. Ltd.	84,900	1,965,778
Hitachi Construction Machinery Co. Ltd.	84,300	2,116,722
Hitachi High-Technologies Corp.	55,400	1,286,797
Hitachi Ltd.	3,733,271	22,723,648
Hitachi Metals Ltd.	140,000	1,910,024
Hokkaido Electric Power Co., Inc.	152,000	3,259,267
Hokuhoku Financial Group, Inc.	1,014,715	2,332,108
Hokuriku Electric Power Co., Inc.	149,300	3,759,878
Honda Motor Co. Ltd.	1,361,260	59,411,981
Hoya Corp.	356,916	8,512,752
Ibiden Co. Ltd.	135,100	4,649,224
Idemitsu Kosan Co. Ltd.	18,900	2,225,024
INPEX Corp.	1,790	12,578,881
Isetan Mitsukoshi Holdings Ltd.	303,887	3,681,873
Ishikawajima-Harima Heavy Industries Co. Ltd.	1,119,185	2,945,171
Isuzu Motors Ltd.	940,000	4,250,937
Ito En Ltd.	51,200	906,954
Itochu Corp.	1,246,986	12,968,297
ITOCHU Techno-Solutions Corp.	25,600	904,137
Iyo Bank Ltd.	187,000	1,755,697
J Front Retailing Co. Ltd.	407,800	2,136,025
Japan Petroleum Exploration Co. Ltd.	24,100	1,179,957
Japan Prime Realty Investment Corp.	535	1,487,928
Japan Real Estate Investment Corp.	407	4,189,413
Japan Retail Fund Investment Corp.	1,306	2,241,594
Japan Steel Works Ltd.	279,000	2,922,946
Japan Tobacco, Inc.	3,819	15,798,653
JFE Holdings, Inc.	384,975	12,192,657
JGC Corp.	166,117	3,772,270
Joyo Bank Ltd.	528,941	2,483,048
JS Group Corp.	219,459	5,333,551
JSR Corp.	137,316	2,936,011
JTEKT Corp.	184,200	2,726,784
Jupiter Telecommunications Co.	2,003	2,154,817
Common Stocks - continued
	Shares	Value
Japan - continued
JX Holdings, Inc.	1,866,468	$ 13,074,403
Kajima Corp.	644,317	1,727,292
Kamigumi Co. Ltd.	215,663	1,895,620
Kaneka Corp.	235,559	1,727,817
Kansai Electric Power Co., Inc.	627,036	16,468,812
Kansai Paint Co. Ltd.	168,000	1,595,795
Kao Corp.	440,750	11,905,755
Kawasaki Heavy Industries Ltd.	1,206,945	4,884,599
Kawasaki Kisen Kaisha Ltd.	579,000	2,534,116
KDDI Corp.	2,377	15,437,330
Keihin Electric Express Railway Co. Ltd.	384,061	3,169,208
Keio Corp.	472,410	3,162,055
Keisei Electric Railway Co.	226,000	1,600,503
Keyence Corp.	35,420	9,630,083
Kikkoman Corp.	134,849	1,483,400
Kinden Corp.	100,000	904,645
Kintetsu Corp. (d)	1,364,100	4,302,418
Kirin Holdings Co. Ltd.	690,256	9,883,438
Kobe Steel Ltd.	2,058,000	5,633,009
Koito Manufacturing Co. Ltd.	86,000	1,546,528
Komatsu Ltd.	785,245	24,091,750
Konami Corp.	78,500	1,659,560
Konica Minolta Holdings, Inc.	393,000	3,641,275
Kubota Corp.	970,864	10,008,339
Kuraray Co. Ltd.	271,486	3,856,147
Kurita Water Industries Ltd.	89,700	2,541,866
Kyocera Corp.	134,302	14,021,440
Kyowa Hakko Kirin Co., Ltd.	202,689	2,072,410
Kyushu Electric Power Co., Inc.	310,670	7,208,456
Lawson, Inc.	50,116	2,465,977
Mabuchi Motor Co. Ltd.	22,621	1,128,285
Makita Corp.	94,300	3,971,436
Marubeni Corp.	1,382,244	10,610,121
Marui Group Co. Ltd.	196,849	1,771,876
Maruichi Steel Tube Ltd.	34,400	795,658
Matsui Securities Co. Ltd.	107,800	770,989
Mazda Motor Corp.	1,228,000	3,180,513
McDonald's Holdings Co. (Japan) Ltd.	53,000	1,299,731
Medipal Holdings Corp.	117,900	1,118,465
Meiji Holdings Co. Ltd.	52,429	2,472,301
Minebea Ltd.	282,008	1,677,768
Miraca Holdings, Inc.	38,000	1,467,971
Mitsubishi Chemical Holdings Corp.	1,059,275	7,768,921
Mitsubishi Corp.	1,127,002	31,357,656
Mitsubishi Electric Corp.	1,623,106	19,287,681
Mitsubishi Estate Co. Ltd.	990,723	20,314,055
Mitsubishi Gas Chemical Co., Inc.	299,867	2,313,155
Mitsubishi Heavy Industries Ltd.	2,536,256	10,799,936
Mitsubishi Logistics Corp.	97,000	1,293,016
Mitsubishi Materials Corp. (a)	920,937	3,567,007
Mitsubishi Motors Corp. of Japan (a)(d)	3,274,000	4,660,480
Mitsubishi Tanabe Pharma Corp.	187,000	3,166,198

	Shares	Value
Mitsubishi UFJ Financial Group, Inc.	10,544,030	$ 58,575,854
Mitsubishi UFJ Lease & Finance Co. Ltd.	46,330	2,050,301
Mitsui & Co. Ltd.	1,456,823	26,632,297
Mitsui Chemicals, Inc.	834,683	3,134,915
Mitsui Engineering & Shipbuilding Co.	616,000	1,702,503
Mitsui Fudosan Co. Ltd.	699,677	14,954,099
Mitsui Mining & Smelting Co. Ltd.	443,154	1,763,713
Mitsui OSK Lines Ltd.	967,285	6,432,357
Mitsumi Electric Co. Ltd.	70,700	1,175,026
Mizuho Financial Group, Inc.	16,964,100	34,970,706
Mizuho Securities Co. Ltd.	486,000	1,500,735
Mizuho Trust & Banking Co. Ltd. (a)(d)	1,075,000	1,175,260
MS&AD Insurance Group Holdings, Inc.	444,284	11,736,036
Murata Manufacturing Co. Ltd.	168,654	12,535,652
Nabtesco Corp.	70,000	1,658,435
Namco Bandai Holdings, Inc.	156,550	1,846,831
NEC Corp.	2,176,951	6,012,340
NGK Insulators Ltd.	213,309	3,905,372
NGK Spark Plug Co. Ltd.	135,000	2,013,447
NHK Spring Co. Ltd.	130,000	1,519,315
Nidec Corp.	91,342	8,520,801
Nikon Corp.	265,938	6,247,627
Nintendo Co. Ltd.	82,296	24,115,344
Nippon Building Fund, Inc.	441	4,620,257
Nippon Electric Glass Co. Ltd.	317,000	5,318,069
Nippon Express Co. Ltd.	684,546	2,958,670
Nippon Meat Packers, Inc.	150,740	2,120,184
Nippon Paper Group, Inc.	83,100	2,285,774
Nippon Sheet Glass Co. Ltd.	758,000	2,182,720
Nippon Steel Corp.	4,221,661	15,354,298
Nippon Telegraph & Telephone Corp.	405,500	19,837,414
Nippon Yusen KK	1,288,578	5,699,437
Nishi-Nippon City Bank Ltd.	516,000	1,722,103
Nissan Chemical Industries Co. Ltd.	105,000	1,226,099
Nissan Motor Co. Ltd.	2,064,648	21,215,765
Nisshin Seifun Group, Inc.	155,090	2,046,068
Nisshin Steel Co. Ltd.	503,000	1,125,293
Nisshinbo Holdings, Inc.	102,000	1,121,379
Nissin Food Holdings Co. Ltd.	56,723	2,034,539
Nitori Holdings Co. Ltd.	29,850	2,641,980
Nitto Denko Corp.	145,894	8,783,960
NKSJ Holdings, Inc.	1,169,612	8,822,135
NOK Corp.	95,000	1,881,418
Nomura Holdings, Inc.	2,926,347	18,558,800
Nomura Real Estate Holdings, Inc.	79,500	1,608,466
Nomura Real Estate Office Fund, Inc.	232	1,574,083
Nomura Research Institute Ltd.	81,600	1,908,323
NSK Ltd.	361,576	3,459,952
NTN Corp.	368,611	1,984,541
NTT Data Corp.	1,062	3,795,751
NTT DoCoMo, Inc.	12,717	23,891,307
NTT Urban Development Co.	916	950,714
Obayashi Corp.	603,704	2,715,979
Obic Co. Ltd.	5,580	1,119,411
Common Stocks - continued
	Shares	Value
Japan - continued
Odakyu Electric Railway Co. Ltd. (d)	532,000	$ 4,961,216
Oji Paper Co. Ltd.	681,352	3,392,005
Olympus Corp.	178,029	5,233,401
Omron Corp.	164,760	4,562,120
Ono Pharmaceutical Co. Ltd.	72,100	3,768,062
Oracle Corp. Japan	31,700	1,493,930
Oriental Land Co. Ltd.	42,556	4,255,600
ORIX Corp.	89,588	10,021,152
Osaka Gas Co. Ltd.	1,586,525	6,042,011
Otsuka Corp.	11,000	770,538
Otsuka Holdings Co. Ltd.	210,000	5,255,135
Panasonic Corp.	1,628,773	22,002,736
Rakuten, Inc. (d)	5,957	5,294,302
Resona Holdings, Inc.	1,506,100	8,228,437
Ricoh Co. Ltd.	555,770	7,416,043
Rinnai Corp.	30,000	1,837,408
ROHM Co. Ltd.	82,744	5,826,472
Sankyo Co. Ltd. (Gunma)	46,800	2,646,088
Santen Pharmaceutical Co. Ltd.	58,000	2,265,403
Sapporo Breweries Ltd.	198,578	901,602
Sapporo Hokuyo Holdings, Inc.	270,000	1,406,112
SBI Holdings, Inc.	19,000	2,998,655
Secom Co. Ltd.	180,067	9,091,186
Sega Sammy Holdings, Inc.	160,600	3,645,895
Seiko Epson Corp.	118,400	1,978,641
Sekisui Chemical Co. Ltd.	359,293	2,824,271
Sekisui House Ltd.	512,467	5,317,174
Senshu Ikeda Holdings, Inc.	546,950	862,550
Seven & i Holdings Co., Ltd.	648,900	18,113,999
Seven Bank Ltd.	529	1,129,784
Sharp Corp.	812,675	8,854,363
Shikoku Electric Power Co., Inc.	147,500	4,459,260
Shimadzu Corp.	197,000	1,746,027
Shimamura Co. Ltd.	18,300	1,767,359
SHIMANO, Inc.	53,000	2,630,562
SHIMIZU Corp.	457,416	1,967,025
Shin-Etsu Chemical Co., Ltd.	343,262	19,846,869
Shinko Electric Industries Co.Ltd.	55,900	647,839
Shinsei Bank Ltd. (a)(d)	907,000	1,161,078
Shionogi & Co. Ltd.	255,791	4,860,031
Shiseido Co. Ltd.	283,950	5,795,249
Shizuoka Bank Ltd.	495,274	4,668,431
Showa Denko KK	1,249,336	2,754,533
Showa Shell Sekiyu KK	163,500	1,483,331
SMC Corp.	45,371	7,737,475
SOFTBANK CORP.	675,630	27,779,611
Sojitz Corp.	1,105,800	2,494,103
Sony Corp.	838,285	30,866,371
Sony Financial Holdings, Inc.	720	3,058,680
Square Enix Holdings Co. Ltd.	55,400	1,030,792
Stanley Electric Co. Ltd.	125,525	2,300,269
Sumco Corp. (a)	100,100	1,840,826

	Shares	Value
Sumitomo Chemical Co. Ltd.	1,272,334	$ 6,886,893
Sumitomo Corp.	942,742	14,007,366
Sumitomo Electric Industries Ltd.	629,306	9,235,444
Sumitomo Heavy Industries Ltd.	452,822	3,194,597
Sumitomo Metal Industries Ltd.	2,744,966	6,975,675
Sumitomo Metal Mining Co. Ltd.	427,065	8,090,948
Sumitomo Mitsui Financial Group, Inc.	1,119,500	42,366,372
Sumitomo Realty & Development Co. Ltd.	301,000	8,117,982
Sumitomo Rubber Industries Ltd.	137,800	1,485,814
Sumitomo Trust & Banking Co. Ltd.	1,183,344	7,540,263
Suzuken Co. Ltd.	56,560	1,611,061
Suzuki Motor Corp.	278,700	6,624,636
Sysmex Corp.	27,700	1,794,743
T&D Holdings, Inc.	242,300	7,037,329
Taisei Corp.	873,594	2,072,312
Taisho Pharmaceutical Co. Ltd.	113,524	2,481,429
Taiyo Nippon Sanso Corp.	221,000	1,966,846
Takashimaya Co. Ltd.	259,000	2,130,760
Takeda Pharmaceutical Co. Ltd.	622,242	31,001,964
TDK Corp.	102,625	6,947,064
Teijin Ltd.	712,341	3,452,620
Terumo Corp.	137,412	7,546,626
The Chugoku Bank Ltd.	135,000	1,619,010
The Hachijuni Bank Ltd.	336,000	2,127,726
The Suruga Bank Ltd.	160,000	1,592,176
THK Co. Ltd.	93,900	2,468,032
Tobu Railway Co. Ltd. (d)	662,297	3,226,519
Toho Co. Ltd.	82,854	1,348,555
Toho Gas Co. Ltd.	349,000	1,872,995
Tohoku Electric Power Co., Inc.	348,390	8,104,965
Tokio Marine Holdings, Inc.	603,800	19,853,980
Tokuyama Corp.	266,000	1,398,289
Tokyo Electric Power Co.	1,197,018	30,986,562
Tokyo Electron Ltd.	140,718	9,256,968
Tokyo Gas Co. Ltd.	2,132,395	9,533,585
Tokyo Steel Manufacturing Co. Ltd.	82,400	916,675
Tokyo Tatemono Co. Ltd.	302,000	1,425,694
Tokyu Corp.	907,954	4,217,412
Tokyu Land Corp.	371,000	2,133,804
TonenGeneral Sekiyu KK	233,856	2,753,097
Toppan Printing Co. Ltd.	477,013	4,389,003
Toray Industries, Inc.	1,215,883	9,230,089
Toshiba Corp.	3,346,880	21,993,879
Tosoh Corp.	373,816	1,343,717
Toto Ltd.	239,185	2,009,415
Toyo Seikan Kaisha Ltd.	123,200	2,267,208
Toyo Suisan Kaisha Ltd.	73,000	1,650,086
Toyoda Gosei Co. Ltd.	55,500	1,299,976
Toyota Boshoku Corp.	50,500	838,991
Toyota Industries Corp.	152,086	5,243,063
Toyota Motor Corp.	2,295,351	107,262,363
Toyota Tsusho Corp.	179,900	3,416,286
Trend Micro, Inc.	87,400	2,731,160
Tsumura & Co.	46,400	1,502,611
Common Stocks - continued
	Shares	Value
Japan - continued
Ube Industries Ltd.	783,605	$ 2,546,205
Uni-Charm Corp.	111,180	4,288,177
UNY Co. Ltd.	160,300	1,599,885
Ushio, Inc.	81,300	1,667,743
USS Co. Ltd.	17,820	1,439,978
West Japan Railway Co.	1,394	5,791,445
Yahoo! Japan Corp.	11,779	4,441,030
Yakult Honsha Co. Ltd.	77,566	2,187,589
Yamada Denki Co. Ltd.	67,345	5,129,087
Yamaguchi Financial Group, Inc.	172,000	1,778,875
Yamaha Corp.	120,343	1,551,493
Yamaha Motor Co. Ltd. (a)	221,200	3,910,210
Yamato Holdings Co. Ltd.	323,132	5,200,788
Yamato Kogyo Co. Ltd.	37,000	1,215,391
Yamazaki Baking Co. Ltd.	103,000	1,251,614
Yaskawa Electric Corp.	193,000	2,250,880
Yokogawa Electric Corp.	180,900	1,404,872
TOTAL JAPAN		2,148,878,747
Luxembourg - 0.5%
ArcelorMittal SA (Netherlands)	710,052	26,078,640
Millicom International Cellular SA unit	64,256	5,636,358
SES SA FDR (France) unit	247,095	6,361,189
Subsea 7 SA	234,365	6,038,423
Tenaris SA	393,838	8,891,602
TOTAL LUXEMBOURG		53,006,212
Malta - 0.0%
BGP Holdings PLC (a)	5,796,476	80
Mauritius - 0.0%
Golden Agri-Resources Ltd.	5,252,680	2,684,575
Netherlands - 2.7%
AEGON NV (a)	1,343,260	10,339,943
Akzo Nobel NV	189,692	12,897,652
ASML Holding NV (Netherlands)	355,506	15,484,921
Corio NV	52,622	3,489,675
Delta Lloyd NV	59,600	1,440,985
European Aeronautic Defence and Space Co. EADS NV (a)	341,277	9,871,369
Fugro NV (Certificaten Van Aandelen) unit	57,322	4,822,202
Heineken Holding NV (A Shares)	95,370	4,380,001
Heineken NV (Bearer)	212,882	10,975,515
ING Groep NV (Certificaten Van Aandelen) unit (a)	3,169,554	39,762,002
Koninklijke Ahold NV	989,844	13,288,299
Koninklijke Boskalis Westminster NV	55,128	2,866,948
Koninklijke KPN NV	1,327,027	21,499,430
Koninklijke Philips Electronics NV	815,831	26,659,838
QIAGEN NV (a)(d)	193,126	4,000,373
Randstad Holdings NV (a)	89,694	4,835,377
Reed Elsevier NV	590,379	7,790,382

	Shares	Value
Royal DSM NV	135,048	$ 7,930,815
SBM Offshore NV	133,430	3,352,149
STMicroelectronics NV	528,896	6,795,006
TNT NV	312,413	8,206,558
Unilever NV (Certificaten Van Aandelen) (Bearer) unit	1,345,905	40,596,590
Vopak NV	57,491	2,779,195
Wolters Kluwer NV (Certificaten Van Aandelen)	243,189	5,745,486
TOTAL NETHERLANDS		269,810,711
New Zealand - 0.1%
Auckland International Airport Ltd.	792,511	1,323,753
Contact Energy Ltd.	263,505	1,219,306
Fletcher Building Ltd.	514,862	3,397,342
Sky City Entertainment Group Ltd.	587,521	1,436,665
Telecom Corp. of New Zealand Ltd.	1,648,564	2,595,371
TOTAL NEW ZEALAND		9,972,437
Norway - 0.7%
Aker Solutions ASA	142,000	3,005,197
DnB NOR ASA	804,449	12,441,784
Norsk Hydro ASA	750,952	6,182,717
Orkla ASA (A Shares)	641,445	5,842,462
Renewable Energy Corp. ASA (a)(d)	395,674	1,377,966
StatoilHydro ASA	931,631	24,602,865
Telenor ASA	700,941	11,623,305
Yara International ASA	158,167	8,386,724
TOTAL NORWAY		73,463,020
Portugal - 0.2%
Banco Comercial Portugues SA (Reg.) (d)	2,465,087	2,197,576
Banco Espirito Santo SA (Reg.) (d)	452,959	2,050,274
Brisa Auto-Estradas de Portugal SA	182,312	1,312,045
Cimpor-Cimentos de Portugal SGPS SA	177,684	1,229,698
Energias de Portugal SA	1,504,566	5,705,675
Galp Energia SGPS SA Class B	200,563	4,172,412
Jeronimo Martins SGPS SA	189,368	3,036,630
Portugal Telecom SGPS SA (Reg.)	479,586	5,594,831
TOTAL PORTUGAL		25,299,141
Singapore - 1.4%
Ascendas Real Estate Investment Trust (A-REIT)	1,220,183	1,918,828
CapitaLand Ltd.	2,121,437	5,437,871
CapitaMall Trust	1,907,200	2,714,288
CapitaMalls Asia Ltd.	1,100,000	1,487,655
City Developments Ltd.	434,000	3,808,335
ComfortDelgro Corp. Ltd.	1,519,784	1,852,229
Cosco Corp. Singapore Ltd.	802,000	1,235,981
DBS Group Holdings Ltd.	1,434,986	15,999,451
Fraser & Neave Ltd.	794,150	3,503,052
Global Logistic Properties Ltd.	1,300,000	1,942,129
Jardine Cycle & Carriage Ltd.	97,267	2,575,839
Keppel Corp. Ltd.	1,056,000	9,349,395
Common Stocks - continued
	Shares	Value
Singapore - continued
Keppel Land Ltd.	646,000	$ 2,143,513
Neptune Orient Lines Ltd.	946,750	1,526,056
Olam International Ltd.	941,800	2,058,660
Oversea-Chinese Banking Corp. Ltd.	2,156,896	15,619,604
SembCorp Industries Ltd.	821,130	3,073,265
SembCorp Marine Ltd.	664,800	2,796,572
Singapore Airlines Ltd.	435,425	4,663,067
Singapore Exchange Ltd.	679,000	4,217,723
Singapore Press Holdings Ltd.	1,258,021	3,837,963
Singapore Technologies Engineering Ltd.	1,329,161	3,333,876
Singapore Telecommunications Ltd.	6,603,827	15,421,738
StarHub Ltd.	470,000	968,234
United Overseas Bank Ltd.	1,022,038	14,513,293
UOL Group Ltd.	414,984	1,455,283
Wilmar International Ltd.	1,595,000	6,383,512
Yangzijiang Shipbuilding Holdings Ltd.	1,550,000	2,181,554
TOTAL SINGAPORE		136,018,966
Spain - 3.5%
Abertis Infraestructuras SA	237,670	4,775,456
Acerinox SA	115,061	2,183,283
Actividades de Construccion y Servicios SA (ACS)	115,011	5,276,486
Amadeus IT Holding SA Class A (a)	168,000	3,265,466
Banco Bilbao Vizcaya Argentaria SA	3,536,506	43,598,029
Banco de Sabadell SA (d)	1,077,899	4,679,677
Banco de Valencia SA (d)	162,862	820,336
Banco Popular Espanol SA	711,645	4,302,449
Banco Santander SA	6,933,089	85,361,496
Bankinter SA (d)	236,978	1,563,529
Cintra Concesiones de Infrastructuras de Transporte SA	359,698	4,326,973
Criteria CaixaCorp, SA	742,672	5,375,534
EDP Renovaveis SA (a)	178,742	1,072,988
Enagas SA	137,306	2,939,818
Fomento Construcciones y Contratas SA (FOCSA)	47,273	1,508,926
Gas Natural SDG SA	265,044	4,528,118
Gestevision Telecinco SA	136,367	1,711,368
Grifols SA	122,864	2,000,717
Grupo Acciona SA	19,624	1,908,948
Iberdrola Renovables SA	714,021	2,682,120
Iberdrola SA	3,422,358	29,862,606
Inditex SA	180,749	13,085,288
Indra Sistemas SA	78,493	1,527,317
International Consolidated Airlines Group SA (a)	847,110	3,091,980
Mapfre SA (Reg.)	625,214	2,322,645
Red Electrica Corporacion SA	84,232	4,533,366
Repsol YPF SA	603,360	20,254,920
Telefonica SA	3,404,658	86,563,844
Zardoya Otis SA	115,181	1,796,133
TOTAL SPAIN		346,919,816

	Shares	Value
Sweden - 3.0%
Alfa Laval AB	279,207	$ 5,700,666
ASSA ABLOY AB (B Shares)	254,592	7,127,780
Atlas Copco AB:
(A Shares)	547,699	13,759,826
(B Shares)	333,115	7,569,301
Boliden AB	251,106	5,360,861
Electrolux AB (B Shares)	198,138	4,968,429
Getinge AB (B Shares)	165,532	4,043,646
H&M Hennes & Mauritz AB (B Shares)	849,556	27,769,186
Hexagon AB (B Shares) (d)	199,927	4,410,305
Holmen AB (B Shares)	40,816	1,435,974
Husqvarna AB (B Shares)	325,090	2,618,030
Industrivarden AB Series C	80,000	1,393,370
Investment AB Kinnevik	185,900	4,168,392
Investor AB (B Shares)	379,485	8,730,819
Modern Times Group MTG AB (B Shares)	47,900	3,203,998
Nordea Bank AB	2,218,709	25,225,143
Ratos AB (B Shares)	81,000	3,023,662
Sandvik AB	847,582	16,261,433
Scania AB (B Shares)	267,012	5,953,417
Securitas AB (B Shares)	280,181	3,273,944
Skandinaviska Enskilda Banken AB (A Shares)	1,193,853	10,858,608
Skanska AB (B Shares)	322,366	6,622,582
SKF AB (B Shares)	315,097	8,781,926
SSAB Svenskt Stal AB (A Shares)	154,049	2,417,943
Svenska Cellulosa AB (SCA) (B Shares)	478,881	7,917,263
Svenska Handelsbanken AB (A Shares)	400,972	13,537,004
Swedbank AB (A Shares)	588,890	10,368,355
Swedish Match Co.	194,122	6,130,636
Tele2 AB (B Shares)	254,828	5,814,546
Telefonaktiebolaget LM Ericsson (B Shares)	2,502,745	32,149,045
TeliaSonera AB	1,864,043	15,673,874
TeliaSonera AB rights 3/25/11 (a)	1,864,043	105,651
Volvo AB (B Shares)	1,141,768	19,760,104
TOTAL SWEDEN		296,135,719
Switzerland - 7.6%
ABB Ltd. (Reg.)	1,852,970	45,378,928
Actelion Ltd. (a)	88,740	4,924,428
Adecco SA (Reg.)	103,808	6,989,817
ARYZTA AG	76,685	3,582,678
Baloise Holdings AG	41,771	4,514,569
Compagnie Financiere Richemont SA Series A	438,368	25,081,284
Credit Suisse Group	930,307	43,031,688
GAM Holding Ltd. (a)	185,897	3,361,935
Geberit AG (Reg.)	34,203	7,382,207
Givaudan SA	7,095	7,072,469
Holcim Ltd. (Reg.)	212,292	15,585,677
Julius Baer Group Ltd.	180,991	8,114,834
Kuehne & Nagel International AG	46,531	6,256,227
Common Stocks - continued
	Shares	Value
Switzerland - continued
Lindt & Spruengli AG	95	$ 2,974,918
Lindt & Spruengli AG (participation certificate)	770	2,140,201
Logitech International SA (Reg.) (a)(d)	162,635	3,093,558
Lonza Group AG	38,290	3,239,780
Nestle SA	2,900,535	164,237,198
Novartis AG	1,755,190	98,651,694
Pargesa Holding SA	24,651	2,274,171
Roche Holding AG (participation certificate)	584,709	88,183,143
Schindler Holding AG:
(participation certificate)	43,108	4,858,612
(Reg.)	19,150	2,172,786
SGS Societe Generale de Surveillance Holding SA (Reg.)	4,774	8,309,982
Sika AG (Bearer)	1,700	3,641,746
Sonova Holding AG Class B	39,761	5,290,338
Straumann Holding AG	8,205	2,016,472
Swiss Life Holding AG	25,557	4,225,798
Swiss Reinsurance Co.	292,921	17,941,983
Swisscom AG	20,376	8,997,508
Syngenta AG (Switzerland)	78,941	26,521,369
The Swatch Group AG:
(Bearer)	25,180	10,720,372
(Reg.)	41,574	3,231,221
Transocean, Inc. (a)	264,800	21,749,545
UBS AG (a)	3,024,900	60,032,109
Zurich Financial Services AG	123,382	35,821,223
TOTAL SWITZERLAND		761,602,468
United Kingdom - 20.2%
3i Group PLC	803,097	4,077,749
Admiral Group PLC	168,217	4,619,341
Aggreko PLC	213,100	5,013,401
AMEC PLC	265,842	5,031,032
Anglo American PLC (United Kingdom)	1,093,164	59,246,985
Antofagasta PLC	330,634	7,563,487
ARM Holdings PLC	1,058,000	10,573,141
Associated British Foods PLC	290,876	4,570,779
AstraZeneca PLC (United Kingdom)	1,193,765	58,420,870
Autonomy Corp. PLC (a)	182,182	4,866,576
Aviva PLC	2,322,442	17,630,554
Babcock International Group PLC	290,000	2,645,095
BAE Systems PLC	2,894,679	15,479,066
Balfour Beatty PLC	540,165	3,069,404
Barclays PLC	9,633,489	50,000,461
BG Group PLC	2,821,328	68,645,295
BHP Billiton PLC	1,828,818	72,502,218
BP PLC	15,647,414	126,159,805
British American Tobacco PLC (United Kingdom)	1,653,049	66,235,928
British Land Co. PLC	744,416	7,062,152
British Sky Broadcasting Group PLC	952,105	12,182,602

	Shares	Value
BT Group PLC	6,344,194	$ 18,846,049
Bunzl PLC	272,675	3,369,298
Burberry Group PLC	358,363	6,985,907
Cable & Wireless Worldwide PLC	2,009,153	2,347,039
Cairn Energy PLC (a)	1,166,950	8,103,307
Capita Group PLC	490,019	5,780,040
Capital Shopping Centr Group PLC	460,862	2,961,953
Carnival PLC	148,101	6,621,469
Centrica PLC	4,255,246	23,529,450
Cobham PLC	916,189	3,359,016
Compass Group PLC	1,568,355	14,113,752
Diageo PLC	2,078,732	40,645,464
Essar Energy PLC	275,500	2,315,755
Eurasian Natural Resources Corp. PLC	215,626	3,381,301
FirstGroup PLC	395,332	2,344,754
Fresnillo PLC	152,583	3,954,349
G4S PLC (United Kingdom)	1,159,030	4,974,840
GlaxoSmithKline PLC	4,310,917	82,764,301
Hammerson PLC	579,953	4,394,934
Home Retail Group PLC	669,555	2,400,354
HSBC Holdings PLC (United Kingdom)	14,716,149	162,091,260
ICAP PLC	445,888	3,773,349
Imperial Tobacco Group PLC	842,417	27,036,766
Inmarsat PLC	348,948	3,801,159
InterContinental Hotel Group PLC	229,299	5,099,854
International Power PLC	1,242,852	6,755,170
Intertek Group PLC	125,000	3,666,292
Invensys PLC	640,572	3,701,399
Investec PLC	405,749	3,117,681
ITV PLC (a)	3,030,300	4,296,181
J Sainsbury PLC	999,073	6,172,503
Johnson Matthey PLC	170,017	5,127,631
Kazakhmys PLC	175,958	4,131,014
Kingfisher PLC	1,914,401	7,918,273
Land Securities Group PLC	634,386	7,905,807
Legal & General Group PLC	4,954,001	9,568,701
Lloyds Banking Group PLC (a)	33,738,366	34,075,485
London Stock Exchange Group PLC	118,982	1,741,022
Lonmin PLC	131,376	3,921,653
Man Group PLC	1,411,626	6,593,800
Marks & Spencer Group PLC	1,264,608	7,122,202
National Grid PLC	2,992,552	27,811,784
Next PLC	148,635	4,775,166
Old Mutual PLC	4,477,652	9,573,188
Pearson PLC	667,422	11,385,069
Prudential PLC	2,120,554	24,532,932
Reckitt Benckiser Group PLC	512,423	26,409,997
Reed Elsevier PLC	1,005,004	8,974,380
Rexam PLC	728,112	4,320,873
Rio Tinto PLC	1,206,631	84,977,381
Rolls-Royce Group PLC	1,535,830	15,406,670
Royal & Sun Alliance Insurance Group PLC	2,898,215	6,606,312
Royal Bank of Scotland Group PLC (a)	14,316,903	10,503,128
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Royal Dutch Shell PLC:
Class A (United Kingdom)	3,000,783	$ 107,895,172
Class B	2,227,026	79,622,244
SABMiller PLC	791,290	26,663,103
Sage Group PLC	1,104,867	5,107,017
Schroders PLC	98,223	2,860,153
Scottish & Southern Energy PLC	759,011	15,289,731
Segro PLC	590,052	3,089,062
Serco Group PLC	395,058	3,497,351
Severn Trent PLC	187,855	4,541,656
Smith & Nephew PLC	731,164	8,470,409
Smiths Group PLC	322,387	7,007,924
Standard Chartered PLC (United Kingdom)	1,952,529	51,649,429
Standard Life PLC	1,864,723	7,242,874
Tesco PLC	6,621,163	43,512,202
The Weir Group PLC	175,000	4,876,737
Thomas Cook Group PLC	658,888	2,025,740
TUI Travel PLC	452,347	1,783,462
Tullow Oil PLC	736,712	17,200,167
Unilever PLC	1,065,495	31,594,552
United Utilities Group PLC	555,005	5,341,941
Vedanta Resources PLC	107,254	4,200,788
Vodafone Group PLC	43,800,945	124,370,371
Whitbread PLC	151,353	4,385,097
Wm Morrison Supermarkets PLC	1,734,360	7,805,232
Wolseley PLC (a)	231,753	8,067,194
Xstrata PLC	1,728,217	39,477,994
TOTAL UNITED KINGDOM		2,019,260,957
United States of America - 0.1%
Synthes, Inc.	52,105	7,151,502
TOTAL COMMON STOCKS (Cost $9,220,005,636)		9,677,765,671
Nonconvertible Preferred Stocks - 0.7%

France - 0.2%
Air Liquide SA (a)	140,354	18,169,920
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	41,041	2,212,225
Henkel AG & Co. KGaA	144,841	8,726,786
Porsche Automobil Holding SE	74,404	5,895,743
ProSiebenSat.1 Media AG	62,000	2,005,954
RWE AG (non-vtg.) (d)	32,253	2,074,126
Volkswagen AG	141,000	23,913,882
TOTAL GERMANY		44,828,716

	Shares	Value
Italy - 0.1%
Telecom Italia SpA (Risparmio Shares)	4,967,811	$ 6,575,415
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $51,858,870)		69,574,051
Government Obligations - 0.2%
Principal Amount
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.14% to 0.19% 3/24/11 to 8/25/11 (e) (Cost $16,992,911)	$ 17,000,000	16,993,464
Money Market Funds - 3.0%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	216,030,215	216,030,215
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	88,401,088	88,401,088
TOTAL MONEY MARKET FUNDS (Cost $304,431,303)		304,431,303
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $9,593,288,720)		10,068,764,489
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(73,148,136)
NET ASSETS - 100%		$ 9,995,616,353
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
99 CAC 40 10 Euro Contracts (France)	March 2011	$ 5,615,082	$ 11,423
20 CME E-mini MSCI EAFE Index Contracts	March 2011	1,758,100	59,619
60 CME Nikkei 225 Index Contracts (Japan)	March 2011	3,915,037	67,751
25 DAX 100 Index Contracts (Germany)	March 2011	6,275,119	187,594
1,425 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	March 2011	59,250,645	2,574,245
631 FTSE 100 Index Contracts (United Kingdom)	March 2011	61,282,815	975,642
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased - continued
Equity Index Contracts - continued
20 FTSE MIB Index Contracts (Italy)	March 2011	$ 3,101,964	$ 166,414
63 Hang Seng Index Contracts (Hong Kong)	March 2011	9,423,305	155,048
9 IBEX 35 Index Contracts (Spain)	March 2011	1,347,508	6,413
80 MSCI Index Contracts (Singapore)	March 2011	4,448,498	(21,764)
550 OMX Stockholm 30 Index Contracts (Sweden)	March 2011	9,816,078	2,712
212 SFE SPI 200 Index Contracts (Australia)	March 2011	26,044,595	129,620
488 TOPIX 150 Index Contracts (Japan)	March 2011	56,734,475	3,493,381
TOTAL EQUITY INDEX CONTRACTS		$ 249,013,221	$ 7,808,098

The face value of futures purchased as a percentage of net assets is 2.5%
Forward Foreign Currency Contracts
	Settlement Dates	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
23,900,000 AUD	March 2011	$ 24,308,671	$ 922,670
55,300,000 EUR	March 2011	76,307,365	2,683,108
38,100,000 GBP	March 2011	61,940,355	1,755,001
4,980,000,000 JPY	March 2011	60,882,890	1,399,292
63,600,000 SEK	March 2011	10,038,441	618,207
		$ 233,477,722	$ 7,378,278

(Payable Amount $226,099,444)

The value of contracts to buy as a percentage of net assets - 2.3%
Currency Abbreviations
AUD	-	Australian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
SEK	-	Swedish krona
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $15,993,886.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 287,776
Fidelity Securities Lending Cash Central Fund	1,985,029
Total	$ 2,272,805
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 2,148,878,747	$ 449,376,861	$ 1,699,501,886	$ -
United Kingdom	2,019,260,957	855,351,848	1,163,909,109	-
France	916,697,265	690,037,909	226,659,356	-
Australia	822,058,214	-	822,058,214	-
Germany	812,501,675	812,501,675	-	-
Switzerland	761,602,468	487,986,680	273,615,788	-
Spain	346,919,816	111,141,527	235,778,289	-
Sweden	296,135,719	263,881,023	32,254,696	-
Netherlands	269,810,711	130,172,411	139,638,300	-
Austria	32,914,634	32,914,618	-	16
Ireland	25,434,287	4,203,825	21,230,457	5
Malta	80	-	-	80
Other	1,295,125,149	967,570,184	327,554,965	-
Government Obligations	16,993,464	-	16,993,464	-
Money Market Funds	304,431,303	304,431,303	-	-
Total Investments in Securities:	$ 10,068,764,489	$ 5,109,569,864	$ 4,959,194,524	$ 101
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$ 7,378,278	$ -	$ 7,378,278	$ -
Futures Contracts	7,829,862	7,829,862	-	-
Total Assets	$ 15,208,140	$ 7,829,862	$ 7,378,278	$ -
Liabilities
Futures Contracts	$ (21,764)	$ (21,764)	$ -	$ -
Total Derivative Instruments:	$ 15,186,376	$ 7,808,098	$ 7,378,278	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 2,868,819
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(52,900)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	52,922
Transfers out of Level 3	(2,868,740)
Ending Balance	$ 101
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2011	$ (52,900)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 28, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (b)	$ 7,829,862	$ (21,764)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	7,378,278	-
Total Value of Derivatives	$ 15,208,140	$ (21,764)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Foreign Currency Contracts line-items.

(b) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information

At February 28, 2011, the Fund had a capital loss carryforward of approximately $318,335,685 of which $119,933,607, $148,608,684 and $49,793,394 will expire in fiscal 2017, 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan International Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2011

Assets
Investment in securities, at value (including securities loaned of $84,296,001) - See accompanying schedule: Unaffiliated issuers (cost $9,288,857,417)	$ 9,764,333,186
Fidelity Central Funds (cost $304,431,303)	304,431,303
Total Investments (cost $9,593,288,720)		$ 10,068,764,489
Foreign currency held at value (cost $11,317,042)		11,440,714
Receivable for investments sold		9,251,713
Unrealized appreciation on foreign currency contracts		7,378,278
Receivable for closed foreign currency contracts		89,009
Receivable for fund shares sold		11,467,071
Dividends receivable		25,736,427
Distributions receivable from Fidelity Central Funds		119,654
Receivable for daily variation on futures contracts		1,974,651
Receivable from investment adviser for expense reductions		836,359
Other receivables		1,757
Total assets		10,137,060,122

Liabilities
Payable for investments purchased	$ 34,885,982
Payable for fund shares redeemed	16,589,969
Accrued management fee	1,395,481
Other affiliated payables	171,249
Collateral on securities loaned, at value	88,401,088
Total liabilities		141,443,769

Net Assets		$ 9,995,616,353
Net Assets consist of:
Paid in capital		$ 9,862,382,780
Undistributed net investment income		19,160,149
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(377,471,031)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		491,544,455
Net Assets		$ 9,995,616,353

Investor Class: Net Asset Value, offering price and redemption price per share ($6,932,646,835 ÷ 185,907,146 shares)		$ 37.29

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($3,062,969,518 ÷ 82,134,030 shares)		$ 37.29

Statement of Operations

	Year ended February 28, 2011

Investment Income
Dividends		$ 269,268,181
Interest		39,752
Income from Fidelity Central Funds (including $1,985,029 from security lending)		2,272,805
Income before foreign taxes withheld		271,580,738
Less foreign taxes withheld		(21,215,161)
Total income		250,365,577

Expenses
Management fee	$ 14,523,296
Transfer agent fees	1,832,170
Independent trustees' compensation	46,321
Interest	630
Miscellaneous	31,218
Total expenses before reductions	16,433,635
Expense reductions	(8,608,364)	7,825,271
Net investment income (loss)		242,540,306
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(57,970,673)
Foreign currency transactions	(7,427,809)
Futures contracts	(4,061,438)
Total net realized gain (loss)		(69,459,920)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,478,773,696
Assets and liabilities in foreign currencies	10,977,358
Futures contracts	8,579,863
Total change in net unrealized appreciation (depreciation)		1,498,330,917
Net gain (loss)		1,428,870,997
Net increase (decrease) in net assets resulting from operations		$ 1,671,411,303

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended February 28, 2011	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 242,540,306	$ 170,279,095
Net realized gain (loss)	(69,459,920)	(16,794,816)
Change in net unrealized appreciation (depreciation)	1,498,330,917	2,073,980,180
Net increase (decrease) in net assets resulting from operations	1,671,411,303	2,227,464,459
Distributions to shareholders from net investment income	(211,805,947)	(164,471,456)
Distributions to shareholders from net realized gain	(7,823,964)	(26,981,713)
Total distributions	(219,629,911)	(191,453,169)
Share transactions - net increase (decrease)	876,645,901	1,776,273,606
Redemption fees	663,525	598,195
Total increase (decrease) in net assets	2,329,090,818	3,812,883,091

Net Assets
Beginning of period	7,666,525,535	3,853,642,444
End of period (including undistributed net investment income of $19,160,149 and undistributed net investment income of $8,732,179, respectively)	$ 9,995,616,353	$ 7,666,525,535

Financial Highlights - Investor Class

Years ended February 28,	2011	2010	2009	2008 F	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 31.74	$ 20.85	$ 43.23	$ 44.73	$ 37.60
Income from Investment Operations
Net investment income (loss) B	.94	.82	1.30	1.39	1.03
Net realized and unrealized gain (loss)	5.45	10.93	(22.75)	(1.35)	7.00
Total from investment operations	6.39	11.75	(21.45)	.04	8.03
Distributions from net investment income	(.81)	(.74)	(.94)	(1.19)	(.83)
Distributions from net realized gain	(.03)	(.12)	-	(.36)	(.08)
Total distributions	(.84)	(.86)	(.94)	(1.55)	(.91)
Redemption fees added to paid in capital B	- G	- G	.01	.01	.01
Net asset value, end of period	$ 37.29	$ 31.74	$ 20.85	$ 43.23	$ 44.73
Total Return A	20.34%	56.36%	(50.03)%	(.15)%	21.48%
Ratios to Average Net Assets C, E
Expenses before reductions	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	2.84%	2.72%	3.75%	2.95%	2.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,932,647	$ 5,488,131	$ 2,697,776	$ 4,515,417	$ 3,398,352
Portfolio turnover rate D	1%	2%	4%	4%	2%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2011	2010	2009	2008 F	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 31.74	$ 20.85	$ 43.23	$ 44.73	$ 37.61
Income from Investment Operations
Net investment income (loss) B	.96	.83	1.31	1.41	1.04
Net realized and unrealized gain (loss)	5.44	10.93	(22.75)	(1.36)	6.99
Total from investment operations	6.40	11.76	(21.44)	.05	8.03
Distributions from net investment income	(.82)	(.75)	(.95)	(1.20)	(.84)
Distributions from net realized gain	(.03)	(.12)	-	(.36)	(.08)
Total distributions	(.85)	(.87)	(.95)	(1.56)	(.92)
Redemption fees added to paid in capital B	- G	- G	.01	.01	.01
Net asset value, end of period	$ 37.29	$ 31.74	$ 20.85	$ 43.23	$ 44.73
Total Return A	20.38%	56.40%	(50.02)%	(.12)%	21.49%
Ratios to Average Net Assets C, E
Expenses before reductions	.17%	.17%	.17%	.17%	.17%
Expenses net of fee waivers, if any	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	2.87%	2.75%	3.78%	2.97%	2.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,062,970	$ 2,178,395	$ 1,155,867	$ 1,979,431	$ 1,374,481
Portfolio turnover rate D	1%	2%	4%	4%	2%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2011

1. Organization.

Spartan Extended Market Index Fund and Spartan International Index Fund (the Funds) are funds of Fidelity Concord Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Investor Class and Fidelity Advantage Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred and certain class-level expense reductions.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2011, as well as a roll forward of Level 3 securities, is included at the end of each Fund's Schedule of Investments. Valuation techniques used to value each Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2 for Spartan International Index Fund. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of February 28, 2011, each Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Spartan Extended Market Index	$ 6,177,212,640	$ 1,639,166,209	$ (640,138,881)	$ 999,027,328
Spartan International Index	9,639,128,098	1,852,445,984	(1,422,809,593)	429,636,391

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation)
Spartan Extended Market Index	$ 21,518,331	$ 54,838,769	$ -	$ 1,003,622,662
Spartan International Index	31,149,814	-	(318,335,685)	445,705,077

The tax character of distributions paid was as follows:

February 28, 2011
	Ordinary Income	Long-term Capital Gains	Total
Spartan Extended Market Index	$ 87,345,465	$ 24,478,627	$ 111,824,092
Spartan International Index	219,629,911	-	219,629,911
February 28, 2010
	Ordinary Income	Long-term Capital Gains	Total
Spartan Extended Market Index	$ 45,167,283	$ -	$ 45,167,283
Spartan International Index	191,453,169	-	191,453,169

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 90 days are subject to a redemption fee equal to .75% and 1.00% of the net asset value of shares redeemed from Spartan Extended Market Index and Spartan International Index, respectively. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds used derivative instruments (derivatives), including futures contracts and forward foreign currency contracts, in order to meet their investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risks:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk	Foreign exchange rate risk relates to the change in U.S. dollar value of securities denominated in other currencies due to changes in exchange rates.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. The Funds' maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Funds. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Annual Report

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Spartan Extended Market Index
Equity Risk
Futures Contracts	$ 14,396,775	$ 947,938
Totals (a)(b)(c)	$ 14,396,775	$ 947,938
Spartan International Index
Equity Risk
Futures Contracts	$ (4,061,438)	$ 8,579,863
Foreign Exchange Risk
Forward Foreign Currency Contracts	(5,597,557)	9,938,524
Totals (a)(b)(c)	$ (9,658,995)	$ 18,518,387

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

(b) Total derivatives net realized gain (loss) included in the Statement of Operations.

(c) Total derivatives change in net unrealized appreciation (depreciation) included in the Statement of Operations.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market and to fluctuations in currency values.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

Forward Foreign Currency Contracts. Forward foreign currency contracts (forward currency contracts) are customized transactions that require the exchange of currency at a specific exchange rate on an agreed upon future date. The Spartan International Index Fund used forward currency contracts to facilitate transactions in foreign-denominated securities and manage the risk associated with fluctuations in foreign currency exchange rates.

Forward currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Realized gain or (loss) is recognized on settlement date. Purchases and sales of forward currency contracts having the same settlement date and broker are offset, and any realized gain or (loss) is recognized on the date of offset. Any unrealized appreciation or (depreciation) on offsetting contracts that settle after period end are reflected as a receivable or payable for closed forward currency contracts in the Statement of Assets and Liabilities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward currency contracts during the period is included in the Statement of Operations.

The U.S. dollar value of any open forward currency contracts at period end, if any, is shown in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." Forward currency contracts that have been offset with different counterparties are reflected as both a contract to buy and a contract to sell.

Risks of loss include foreign exchange risk and the failure by the counterparty to perform under the terms of the agreement.

Annual Report

Notes to Financial Statements - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Extended Market Index	1,504,415,705	370,522,098
Spartan International Index	892,808,516	92,626,466

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .07% and .17% of average net assets for Spartan Extended Market Index and Spartan International Index funds, respectively. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under the expense contract, FMR pays class-level expenses so that the total expenses do not exceed certain amounts of each class' average net assets with certain exceptions, as noted in the following table:

	Investor Class	Advantage Class
Spartan Extended Market Index	.10%	.07%
Spartan International Index	.20%	.17%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is each Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives asset-based fees of .06% and .03% of average net assets for each Fund's Investor Class and Fidelity Advantage Class, respectively. Under the expense contract, each Investor Class pays transfer agent fees at an annual rate of .03%, and each Fidelity Advantage Class pays no transfer agent fees. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets
Spartan Extended Market Index
Investor Class	$ 1,000,295.03
Spartan International Index
Investor Class	1,832,170.03

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Spartan International Index	Borrower	$ 47,911,000.47%		$ 630

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Spartan Extended Market Index	$ 15,482
Spartan International Index	31,218

During the period, there were no borrowings on this line of credit.

Annual Report

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse Spartan International Index to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Spartan International Index	Expense Limitations	Reimbursement from adviser
Investor Class	.10%	$ 6,152,451
Fidelity Advantage Class	.07%	2,455,810

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's management fees as noted in the table below.

Management fee reduction
Spartan Extended Market Index	$ 543
Spartan International Index	103

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended February 28,	2011	2010
Spartan Extended Market Index
From net investment income
Investor Class	$ 35,864,371	$ 29,262,897
Fidelity Advantage Class	12,335,221	9,797,424
Total	$ 48,199,592	$ 39,060,321
From net realized gain
Investor Class	$ 47,790,092	$ 4,601,986
Fidelity Advantage Class	15,834,408	1,504,976
Total	$ 63,624,500	$ 6,106,962
Spartan International Index
From net investment income
Investor Class	150,910,702	117,657,978
Fidelity Advantage Class	60,895,245	46,813,478
Total	$ 211,805,947	$ 164,471,456
From net realized gain
Investor Class	5,595,578	19,398,348
Fidelity Advantage Class	2,228,386	7,583,365
Total	$ 7,823,964	$ 26,981,713

Annual Report

Notes to Financial Statements - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended February 28,	2011	2010	2011	2010
Spartan Extended Market Index
Investor Class
Shares sold	45,435,216	33,452,793	$ 1,606,154,711	$ 881,626,046
Reinvestment of distributions	2,250,162	1,114,152	82,020,497	33,073,153
Shares redeemed	(24,273,441)	(25,183,320)	(840,796,410)	(665,774,243)
Net increase (decrease)	23,411,937	9,383,625	$ 847,378,798	$ 248,924,956
Fidelity Advantage Class
Shares sold	14,000,658	10,044,631	$ 500,866,077	$ 270,507,842
Reinvestment of distributions	688,240	337,164	25,096,206	9,999,936
Shares redeemed	(5,862,959)	(6,945,917)	(197,954,495)	(185,489,186)
Net increase (decrease)	8,825,939	3,435,878	$ 328,007,788	$ 95,018,592
Spartan International Index
Investor Class
Shares sold	59,966,903	76,265,531	$ 1,980,806,749	$ 2,328,196,896
Reinvestment of distributions	4,401,698	4,037,994	152,236,260	128,970,411
Shares redeemed	(51,367,429)	(36,811,365)	(1,729,973,271)	(1,089,998,815)
Net increase (decrease)	13,001,172	43,492,160	$ 403,069,738	$ 1,367,168,492
Fidelity Advantage Class
Shares sold	25,911,385	25,931,722	$ 881,763,381	$ 784,875,980
Reinvestment of distributions	1,516,656	1,406,942	52,438,159	44,852,816
Shares redeemed	(13,921,933)	(14,155,462)	(460,625,377)	(420,623,682)
Net increase (decrease)	13,506,108	13,183,202	$ 473,576,163	$ 409,105,114

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Concord Street Trust and the Shareholders of Spartan Total Market Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of Spartan Total Market Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund (funds of Fidelity Concord Street Trust) at February 28, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Concord Street Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 19, 2011

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 219 funds advised by FMR or an affiliate. Mr. Curvey oversees 409 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (75)

Year of Election or Appointment: 2007
Mr. Curvey is Trustee and Acting Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-
present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-
present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (54)

Year of Election or Appointment: 2011
Mr. O'Hanley is President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (62)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-Present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (57)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's, Inc. (restaurant and entertainment complexes, 2010-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (67)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-
present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (66)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (66)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (71)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of Univar (global distributor of commodity and specialty chemicals, 2010-present), a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (61)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (60)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (80)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Formerly Trustee and Chairman of the Board of Trustees of certain Trusts, Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

Peter S. Lynch (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (41)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-
present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (45)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investments Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (46)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (42)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (63)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (41)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (52)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Spartan Total Market Index Fund
Investor Class	04/18/11	04/15/11	$0.10500	$0.00
Fidelity Advantage Class	04/18/11	04/15/11	$0.10875	$0.00
Spartan Extended Market Index Fund
Investor Class	04/18/11	04/15/11	$0.05500	$0.455
Fidelity Advantage Class	04/18/11	04/15/11	$0.05896	$0.455
Spartan International Index Fund
Investor Class	04/18/11	04/15/11	$0.10000	$0.02
Fidelity Advantage Class	04/18/11	04/15/11	$0.10325	$0.02

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended February 28, 2011, or, if subsequently determined to be different, the net capital gain of such year.

Spartan Extended Market Index Fund	$73,007,182

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

	April 2010	December 2010
Spartan Total Market Index Fund
Investor Class	80%	93%
Fidelity Advantage Class	78%	92%
Spartan Extended Market Index Fund
Investor Class	12%	59%
Fidelity Advantage Class	12%	58%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	April 2010	December 17, 2010	December 30, 2010
Spartan Total Market Index Fund
Investor Class	84%	98%	0%
Fidelity Advantage Class	81%	96%	0%
Spartan Extended Market Index Fund
Investor Class	12%	64%	0%
Fidelity Advantage Class	11%	63%	0%
Spartan International Index Fund
Investor Class	100%	93%	93%
Fidelity Advantage Class	96%	92%	92%

Annual Report

Distributions (Unaudited) - continued

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Spartan International Index Fund
Investor Class	04/19/10	$.035	$.0055
Investor Class	12/20/10	$.441	$.0665
Investor Class	12/31/10	$.016	$.0000
Fidelity Advantage Class	04/19/10	$.039	$.0055
Fidelity Advantage Class	12/20/10	$.445	$.0665
Fidelity Advantage Class	12/31/10	$.016	$.0000

The funds will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SIF-UANNPRO-0411
1.790918.107

Spartan® Total Market Index

Fund
Class F

Annual Report
(2_fidelity_logos) (Registered_Trademark)

February 28, 2011

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2011	Past 1 year	Past 5 years	Past 10 years
Class F A	24.43%	3.42%	3.69%

A The initial offering of Class F took place on September 24, 2009. Returns prior to September 24, 2009, are those of Investor Class, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® Total Market Index Fund - Class F on February 28, 2001. The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Total Stock Market IndexSM performed over the same period. The initial offering of Class F took place on September 24, 2009. See above for additional information regarding the performance of Class F.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Steady economic growth, encouraging monetary policy, improving credit-market conditions, an uptick in merger-and-acquisition activity and better-than-expected corporate earnings propelled U.S. stock markets forward during the 12-month period ending February 28, 2011. Uncertainty over the global effects of the debt crisis in Europe and China's attempt to rein in its economy plagued equities during the spring, but markets reacted positively to the Federal Reserve's second round of quantitative easing and, later in the year, stimulative federal tax policies. For the full year, the S&P 500® Index advanced 22.57%, with all but one of the 10 major sectors tracked by MSCI U.S. Investable Market classifications delivering a double-digit gain. While cyclically oriented sectors benefited from an overall improving economy, less economically sensitive sectors fell short of the broad market. Energy and materials stocks performed best, while the health care and consumer staples groups struggled the most.

Comments from Patrick Waddell, member of the Geode Capital Management, LLC, investment management team for Spartan® Total Market Index Fund: For the 12 months, the fund's Class F shares returned 24.43%, in line with the 24.51% return of the benchmark Dow Jones U.S. Total Stock Market IndexSM. Every sector of the Dow Jones index generated a positive result, and only health care, which gained more than 9%, failed to achieve a double-digit return. The top-performing group was energy, whose roughly 43% increase was helped by the rising price of oil. Materials, consumer discretionary, industrials and telecommunication services turned in gains of about 34%, 33%, 32% and 29%, respectively. The index's largest weighting, information technology, beat the Dow Jones index by about a percentage point. Several sectors besides health care - consumer staples, financials and utilities - lagged the index. In a very favorable environment for stocks, there were many more sources of positive performance. The largest positions in the index - Exxon Mobil and Apple, respectively - were the second-biggest and biggest contributors, respectively. Exxon Mobil, along with other energy production giants Chevron and ConocoPhillips, as well as oil-field services company Schlumberger, benefited from the rising price of oil. Apple, a personal computer and consumer-electronics manufacturer, continued to impress Wall Street analysts with strong sales of its leading products - iPod® digital music players, iPhone® mobile telephones, Macintosh® computers, and, most recently, iPad® tablet computers. Also in technology, consulting firm International Business Machines, mobile communications technology manufacturer QUALCOMM and database-software maker Oracle all gained substantial ground, as did telecommunications service provider Verizon Communications. On the negative side, several technology stocks did not perform well, especially Cisco Systems, Hewlett-Packard and Microsoft. Shares of network-communications company Cisco fell sharply in November after the firm revised its earnings and sales forecast downward. HP lost significant ground in August, following the unexpected resignation of the company's CEO. Software giant Microsoft struggled to manage a challenging competitive environment. Elsewhere, two health care stocks lagged - pharmaceutical maker Merck and biotechnology company Gilead Sciences - while in financials, Bank of America hurt performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Total Market Index Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2010 to February 28, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period* September 1, 2010 to February 28, 2011
Investor Class	.10%
Actual		$ 1,000.00	$ 1,293.30	$ .57
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Fidelity Advantage® Class	.07%
Actual		$ 1,000.00	$ 1,293.10	$ .40
HypotheticalA		$ 1,000.00	$ 1,024.45	$ .35
Class F	.07%
Actual		$ 1,000.00	$ 1,293.10	$ .40
HypotheticalA		$ 1,000.00	$ 1,024.45	$ .35

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Spartan Total Market Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	2.9	2.6
Apple, Inc.	2.1	1.9
General Electric Co.	1.5	1.3
Chevron Corp.	1.4	1.3
Microsoft Corp.	1.4	1.6
International Business Machines Corp.	1.3	1.4
JPMorgan Chase & Co.	1.2	1.3
Procter & Gamble Co.	1.2	1.5
Johnson & Johnson	1.1	1.4
AT&T, Inc.	1.1	1.4
	15.2
Market Sectors as of February 28, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.3	17.8
Financials	16.6	16.6
Energy	11.9	10.0
Industrials	11.2	10.6
Consumer Discretionary	11.2	10.9
Health Care	10.9	11.7
Consumer Staples	8.6	10.2
Materials	4.2	4.0
Utilities	3.2	4.0
Telecommunication Services	2.6	3.0

Percentages are adjusted for the effect of futures contracts, if applicable.

Annual Report

Spartan Total Market Index Fund

Investments February 28, 2011

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 11.2%
Auto Components - 0.5%
American Axle & Manufacturing Holdings, Inc. (a)(d)	57,438	$ 767,946
Amerigon, Inc. (a)(d)	19,084	260,306
BorgWarner, Inc. (a)(d)	90,096	6,992,351
Cooper Tire & Rubber Co. (d)	46,836	1,098,773
Dana Holding Corp. (a)	112,757	2,128,852
Drew Industries, Inc.	13,018	301,106
Exide Technologies (a)	56,101	667,602
Federal-Mogul Corp. Class A (a)	31,031	651,961
Fuel Systems Solutions, Inc. (a)(d)	13,523	393,790
Gentex Corp.	107,342	3,250,316
Johnson Controls, Inc.	533,669	21,773,695
Lear Corp.	39,182	4,145,456
Modine Manufacturing Co. (a)(d)	29,805	441,114
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	8,247	42,390
Spartan Motors, Inc.	9,796	62,205
Standard Motor Products, Inc.	15,104	175,660
Stoneridge, Inc. (a)	20,127	303,515
Strattec Security Corp.	781	26,164
Superior Industries International, Inc.	29,015	576,818
Tenneco, Inc. (a)(d)	47,006	1,874,599
The Goodyear Tire & Rubber Co. (a)	191,911	2,721,298
TRW Automotive Holdings Corp. (a)	80,064	4,547,635
Visteon Corp. (a)	36,681	2,712,560
		55,916,112
Automobiles - 0.5%
Ford Motor Co. (a)(d)	2,716,518	40,883,596
General Motors Co.	450,000	15,088,500
Harley-Davidson, Inc.	184,009	7,511,247
Tesla Motors, Inc. (a)(d)	31,012	740,877
Thor Industries, Inc. (d)	29,832	991,616
Winnebago Industries, Inc. (a)	26,601	384,650
		65,600,486
Distributors - 0.1%
Audiovox Corp. Class A (a)	4,180	34,610
Core-Mark Holding Co., Inc. (a)(d)	7,226	245,323
Genuine Parts Co.	124,929	6,582,509
LKQ Corp. (a)(d)	113,291	2,691,794
Pool Corp. (d)	47,772	1,192,389
		10,746,625
Diversified Consumer Services - 0.3%
American Public Education, Inc. (a)(d)	19,746	837,625
Apollo Group, Inc. Class A (non-vtg.) (a)	103,133	4,667,800
Archipelago Learning, Inc. (a)	8,572	91,549
Bridgepoint Education, Inc. (a)(d)	12,789	239,410
Capella Education Co. (a)(d)	15,227	878,141
Career Education Corp. (a)(d)	52,139	1,257,071
Coinstar, Inc. (a)(d)	25,148	1,073,317
Corinthian Colleges, Inc. (a)(d)	97,916	513,080

	Shares	Value
CPI Corp. (d)	6,197	$ 142,965
DeVry, Inc.	47,643	2,584,633
Education Management Corp. (a)(d)	33,126	641,651
Grand Canyon Education, Inc. (a)	22,757	365,933
H&R Block, Inc.	241,328	3,665,772
Hillenbrand, Inc.	45,573	991,213
ITT Educational Services, Inc. (a)(d)	27,550	2,089,668
Jackson Hewitt Tax Service, Inc. (a)(d)	13,450	16,678
K12, Inc. (a)	21,701	730,022
Learning Tree International, Inc.	3,821	35,574
Lincoln Educational Services Corp.	11,529	178,815
Matthews International Corp. Class A (d)	24,562	912,478
National American University Holdings, Inc.	3,000	22,470
Nobel Learning Communities, Inc. (a)	1,000	9,480
Pre-Paid Legal Services, Inc. (a)(d)	10,193	672,126
Princeton Review, Inc. (a)	17,342	15,955
Regis Corp. (d)	43,769	767,271
Service Corp. International	188,426	2,053,843
Sotheby's Class A (ltd. vtg.)	51,595	2,539,506
Steiner Leisure Ltd. (a)(d)	12,388	584,218
Stewart Enterprises, Inc. Class A	64,820	493,928
Strayer Education, Inc.	10,595	1,456,177
Universal Technical Institute, Inc. (d)	28,315	520,996
Weight Watchers International, Inc.	28,944	1,769,347
		32,818,712
Hotels, Restaurants & Leisure - 1.9%
AFC Enterprises, Inc. (a)	21,272	314,613
Ambassadors Group, Inc.	20,096	214,022
Ameristar Casinos, Inc.	20,588	344,849
Bally Technologies, Inc. (a)	42,359	1,636,328
Biglari Holdings, Inc. (a)	706	301,999
BJ's Restaurants, Inc. (a)(d)	25,297	909,427
Bluegreen Corp. (a)	13,016	55,839
Bob Evans Farms, Inc. (d)	30,971	970,631
Boyd Gaming Corp. (a)	57,914	619,101
Brinker International, Inc.	72,375	1,710,945
Buffalo Wild Wings, Inc. (a)(d)	16,070	851,549
California Pizza Kitchen, Inc. (a)(d)	42,316	712,601
Caribou Coffee Co., Inc. (a)	21,035	206,984
Carnival Corp. unit	327,724	13,983,983
CEC Entertainment, Inc. (d)	23,909	925,039
Chipotle Mexican Grill, Inc. (a)(d)	27,459	6,727,455
Choice Hotels International, Inc. (d)	27,230	1,051,623
Churchill Downs, Inc.	10,300	430,128
Cracker Barrel Old Country Store, Inc. (d)	21,638	1,078,438
Darden Restaurants, Inc.	100,905	4,755,653
Denny's Corp. (a)(d)	82,821	322,174
DineEquity, Inc. (a)	14,923	853,745
Domino's Pizza, Inc. (a)(d)	33,912	572,095
Dover Downs Gaming & Entertainment, Inc.	1,755	6,230
Dover Motorsports, Inc. (a)	11,625	23,599
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Empire Resorts, Inc. (a)	15,456	$ 12,674
Gaylord Entertainment Co. (a)(d)	24,853	895,454
Great Wolf Resorts, Inc. (a)	13,290	36,548
Hyatt Hotels Corp. Class A (a)	29,784	1,362,618
International Game Technology (d)	233,653	3,845,928
International Speedway Corp. Class A (d)	23,240	644,213
Interval Leisure Group, Inc. (a)	34,313	580,233
Isle of Capri Casinos, Inc. (a)(d)	17,627	163,050
Jack in the Box, Inc. (a)(d)	49,019	1,078,418
Jamba, Inc. (a)(d)	40,851	94,366
Krispy Kreme Doughnuts, Inc. (a)(d)	54,837	343,828
Las Vegas Sands Corp. (a)	357,838	16,689,564
Life Time Fitness, Inc. (a)(d)	33,028	1,266,624
Luby's, Inc. (a)	17,000	90,950
Marcus Corp.	23,391	304,551
Marriott International, Inc. Class A	249,173	9,770,073
McCormick & Schmick's Seafood Restaurants (a)	16,005	164,371
McDonald's Corp.	847,113	64,109,512
MGM Mirage, Inc. (a)(d)	250,199	3,487,774
Monarch Casino & Resort, Inc. (a)	5,587	58,384
Morgans Hotel Group Co. (a)(d)	32,197	286,231
MTR Gaming Group, Inc. (a)	6,687	17,988
Multimedia Games, Inc. (a)	15,189	83,540
O'Charleys, Inc. (a)(d)	11,817	75,038
Orient Express Hotels Ltd. Class A (a)(d)	74,088	934,991
P.F. Chang's China Bistro, Inc.	21,787	1,011,788
Panera Bread Co. Class A (a)	20,823	2,431,085
Papa John's International, Inc. (a)(d)	22,404	653,749
Peet's Coffee & Tea, Inc. (a)(d)	18,056	772,075
Penn National Gaming, Inc. (a)	58,555	2,094,512
Pinnacle Entertainment, Inc. (a)(d)	72,032	945,780
Premier Exhibitions, Inc. (a)	1,600	2,784
Red Robin Gourmet Burgers, Inc. (a)(d)	24,590	586,717
Rick's Cabaret International, Inc. (a)(d)	6,660	72,461
Royal Caribbean Cruises Ltd. (a)(d)	104,458	4,574,216
Ruby Tuesday, Inc. (a)	49,861	666,143
Ruth's Hospitality Group, Inc. (a)(d)	25,925	129,884
Scientific Games Corp. Class A (a)	46,137	413,388
Shuffle Master, Inc. (a)(d)	43,312	407,566
Six Flags Entertainment Corp.	23,419	1,460,409
Sonic Corp. (a)(d)	71,268	632,860
Speedway Motorsports, Inc.	7,046	103,013
Starbucks Corp.	582,792	19,220,480
Starwood Hotels & Resorts Worldwide, Inc.	137,666	8,411,393
Summit Hotel Properties, Inc.	22,063	215,114
Texas Roadhouse, Inc. Class A	66,505	1,129,255
The Cheesecake Factory, Inc. (a)(d)	34,919	1,014,048
Town Sports International Holdings, Inc. (a)	15,248	70,293

	Shares	Value
Vail Resorts, Inc. (a)(d)	27,734	$ 1,353,419
Wendy's/Arby's Group, Inc.	291,585	1,387,945
WMS Industries, Inc. (a)(d)	44,635	1,776,027
Wyndham Worldwide Corp.	140,560	4,396,717
Wynn Resorts Ltd.	69,382	8,529,129
Yum! Brands, Inc.	363,992	18,319,717
		228,757,938
Household Durables - 0.5%
American Biltrite, Inc. (a)	400	2,920
American Greetings Corp. Class A (d)	35,079	759,460
Bassett Furniture Industries, Inc. (a)	2,149	14,506
Beazer Homes USA, Inc. (a)(d)	89,997	418,486
Blyth, Inc.	10,795	371,024
Brookfield Homes Corp. (a)(d)	6,161	89,766
Cavco Industries, Inc. (a)(d)	10,167	415,017
Cobra Electronics Corp. (a)	1,200	4,632
CSS Industries, Inc.	12,000	210,000
D.R. Horton, Inc. (d)	207,796	2,460,305
Dixie Group, Inc. (a)	3,463	16,692
Emerson Radio Corp.	27,597	72,580
Ethan Allen Interiors, Inc.	19,914	439,104
Flexsteel Industries, Inc.	2,030	29,740
Fortune Brands, Inc.	119,095	7,367,217
Furniture Brands International, Inc. (a)	30,000	131,400
Garmin Ltd. (d)	82,889	2,814,082
Harman International Industries, Inc.	54,481	2,649,956
Helen of Troy Ltd. (a)(d)	29,414	821,533
Hooker Furniture Corp.	15,000	204,300
Hovnanian Enterprises, Inc. Class A (a)(d)	107,327	437,894
iRobot Corp. (a)(d)	25,165	722,739
Jarden Corp.	70,375	2,313,226
KB Home (d)	60,132	796,749
Kid Brands, Inc. (a)	6,433	60,213
Koss Corp.	3,104	21,604
La-Z-Boy, Inc. (a)	40,609	407,714
Leggett & Platt, Inc.	108,168	2,494,354
Lennar Corp. Class A	117,997	2,378,820
Libbey, Inc. (a)(d)	19,358	332,764
Lifetime Brands, Inc. (a)(d)	300	3,603
M.D.C. Holdings, Inc. (d)	29,304	769,230
M/I Homes, Inc. (a)(d)	28,931	386,229
Meritage Homes Corp. (a)(d)	31,399	810,408
Mohawk Industries, Inc. (a)(d)	41,615	2,418,248
Newell Rubbermaid, Inc.	223,714	4,326,629
NVR, Inc. (a)(d)	4,205	3,060,651
PulteGroup, Inc. (a)(d)	244,761	1,688,851
Ryland Group, Inc. (d)	37,577	652,337
Sealy Corp., Inc. (a)	21,635	62,309
Skyline Corp.	6,539	131,369
Standard Pacific Corp. (a)(d)	114,480	457,920
Stanley Black & Decker, Inc.	129,331	9,807,170
Stanley Furniture Co., Inc. (a)(d)	6,630	36,465
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Tempur-Pedic International, Inc. (a)(d)	53,437	$ 2,508,333
Toll Brothers, Inc. (a)(d)	99,977	2,125,511
Tupperware Brands Corp.	46,576	2,498,802
Universal Electronics, Inc. (a)(d)	16,673	454,339
Whirlpool Corp.	58,245	4,805,213
		66,262,414
Internet & Catalog Retail - 0.7%
1-800-FLOWERS.com, Inc. Class A (a)	28,158	77,153
Amazon.com, Inc. (a)	277,609	48,106,864
Blue Nile, Inc. (a)(d)	13,187	754,033
dELiA*s, Inc. (a)	3,463	6,822
drugstore.com, Inc. (a)(d)	64,555	128,464
Expedia, Inc.	161,438	3,206,159
Gaiam, Inc. Class A	14,668	112,210
Geeknet, Inc. (a)	1,373	38,444
Hollywood Media Corp. (a)	1,200	1,980
HSN, Inc. (a)	32,537	1,056,802
Liberty Media Corp. Interactive Series A (a)	464,534	7,460,416
Netflix, Inc. (a)(d)	36,822	7,610,003
NutriSystem, Inc. (d)	31,318	414,337
Orbitz Worldwide, Inc. (a)(d)	15,000	52,950
Overstock.com, Inc. (a)(d)	16,829	256,642
PetMed Express, Inc. (d)	37,564	559,328
Priceline.com, Inc. (a)	38,562	17,502,521
Shutterfly, Inc. (a)	24,946	1,065,194
ValueVision Media, Inc. Class A (a)	21,687	145,086
Vitacost.com, Inc. (a)	18,738	96,126
		88,651,534
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc. (a)	5,971	75,891
Black Diamond, Inc. (a)	3,000	20,310
Brunswick Corp. (d)	79,627	1,833,810
Callaway Golf Co.	72,163	558,542
Eastman Kodak Co. (a)(d)	199,813	679,364
Hasbro, Inc.	98,573	4,425,928
JAKKS Pacific, Inc. (a)(d)	24,508	456,829
Johnson Outdoors, Inc. Class A (a)	2,747	42,414
Leapfrog Enterprises, Inc. Class A (a)(d)	25,168	109,229
Marine Products Corp. (a)(d)	13,658	99,703
Mattel, Inc.	289,160	7,246,350
Meade Instruments Corp. (a)	130	547
Nautilus, Inc. (a)	6,001	15,963
Polaris Industries, Inc. (d)	28,245	2,131,085
RC2 Corp. (a)	16,726	363,121
Smith & Wesson Holding Corp. (a)(d)	106,132	423,467
Steinway Musical Instruments, Inc. (a)	5,374	115,434
Sturm Ruger & Co., Inc.	42,290	763,757
Summer Infant, Inc. (a)	28,574	210,019
		19,571,763

	Shares	Value
Media - 3.1%
A.H. Belo Corp. Class A (a)	8,701	$ 62,560
Arbitron, Inc.	22,064	878,368
Ascent Media Corp. (a)	17,787	742,074
Ballantyne of Omaha, Inc. (a)(d)	6,428	46,667
Belo Corp. Series A (a)(d)	69,830	556,545
Cablevision Systems Corp. - NY Group Class A	187,053	6,892,903
Carmike Cinemas, Inc. (a)(d)	19,860	142,595
CBS Corp. Class B	500,000	11,930,000
Charter Communications, Inc. Class A (a)(d)	29,426	1,346,828
Cinemark Holdings, Inc.	44,354	890,628
CKX, Inc. (a)	40,959	144,585
Clear Channel Outdoor Holding, Inc. Class A (a)	47,846	705,250
Comcast Corp. Class A	2,251,023	57,986,352
Crown Media Holdings, Inc. Class A (a)(d)	9,666	23,488
Cumulus Media, Inc. Class A (a)(d)	44,350	216,428
Dex One Corp. (a)	43,931	231,516
DIRECTV (a)	673,773	30,973,345
Discovery Communications, Inc. (a)(d)	224,695	9,686,601
DISH Network Corp. Class A (a)	164,042	3,813,977
DreamWorks Animation SKG, Inc. Class A (a)(d)	48,386	1,336,421
E.W. Scripps Co. Class A (a)	22,092	211,420
Emmis Communications Corp. Class A (a)	9,275	10,203
Entercom Communications Corp. Class A (a)	24,702	323,102
Entravision Communication Corp. Class A (a)(d)	53,671	126,127
Fisher Communications, Inc. (a)	3,105	83,090
Gannett Co., Inc.	181,465	2,995,987
Gray Television, Inc. (a)(d)	8,695	19,303
Harris Interactive, Inc. (a)	6,269	6,206
Harte-Hanks, Inc.	52,908	671,403
Insignia Systems, Inc.	2,664	17,822
Interpublic Group of Companies, Inc.	376,064	4,964,045
John Wiley & Sons, Inc. Class A	37,750	1,804,828
Journal Communications, Inc. Class A (a)(d)	22,879	140,477
Knology, Inc. (a)	41,362	575,759
Lamar Advertising Co. Class A (a)(d)	44,355	1,719,643
Lee Enterprises, Inc. (a)	27,681	82,213
Liberty Global, Inc. Class A (a)(d)	187,456	7,891,898
Liberty Media Corp.:
Capital Series A (a)(d)	65,131	4,725,905
Starz Series A (a)	40,473	2,841,205
LIN TV Corp. Class A (a)	41,885	255,917
Live Nation Entertainment, Inc. (a)	127,733	1,357,802
LodgeNet Entertainment Corp. (a)(d)	31,535	112,265
Madison Square Garden, Inc. Class A (a)	44,555	1,272,491
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	40,978	$ 168,010
McGraw-Hill Companies, Inc.	244,751	9,466,969
Media General, Inc. Class A (a)(d)	25,296	173,025
Mediacom Communications Corp. Class A (a)	64,214	566,367
Meredith Corp.	33,890	1,194,961
Morningstar, Inc. (d)	15,035	882,254
National CineMedia, Inc.	43,599	823,585
Navarre Corp. (a)	6,926	14,060
New Frontier Media, Inc. (a)	5,971	12,599
News Corp. Class A	1,850,650	32,145,791
Omnicom Group, Inc.	239,644	12,197,880
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	8,000	49,120
PRIMEDIA, Inc.	6,332	29,507
Radio One, Inc. Class D (non-vtg.) (a)(d)	27,442	60,921
ReachLocal, Inc.	3,000	57,120
Regal Entertainment Group Class A	64,163	958,595
Rentrak Corp. (a)(d)	1,996	52,754
Saga Communications, Inc. Class A (a)	233	6,757
Salem Communications Corp. Class A	2,015	8,503
Scholastic Corp.	20,042	629,319
Scripps Networks Interactive, Inc. Class A	67,294	3,495,250
Sinclair Broadcast Group, Inc. Class A	42,471	549,575
Sirius XM Radio, Inc. (a)(d)	3,028,291	5,481,207
Spanish Broadcasting System, Inc. Class A (a)	8,120	7,552
SuperMedia, Inc. (a)(d)	22,547	189,846
The McClatchy Co. Class A (a)(d)	42,958	172,262
The New York Times Co. Class A (a)(d)	75,000	780,000
The Walt Disney Co.	1,420,697	62,141,287
Time Warner Cable, Inc.	278,757	20,120,680
Time Warner, Inc.	897,453	34,282,705
Valassis Communications, Inc. (a)(d)	39,392	1,111,642
Viacom, Inc. Class B (non-vtg.)	428,396	19,132,165
Virgin Media, Inc. (d)	232,047	6,320,960
Warner Music Group Corp. (a)	39,076	234,847
Washington Post Co. Class B (d)	4,184	1,812,049
World Wrestling Entertainment, Inc. Class A (d)	51,544	665,433
		376,811,799
Multiline Retail - 0.7%
99 Cents Only Stores (a)(d)	61,432	1,022,228
Big Lots, Inc. (a)	58,502	2,400,337
Dillard's, Inc. Class A (d)	42,935	1,817,868
Dollar General Corp. (a)(d)	25,592	722,974
Dollar Tree, Inc. (a)	100,113	5,037,686
Family Dollar Stores, Inc.	95,532	4,784,243
Fred's, Inc. Class A	47,708	657,416
JCPenney Co., Inc.	160,547	5,612,723

	Shares	Value
Kohl's Corp.	224,612	$ 12,104,341
Macy's, Inc.	326,323	7,799,120
Nordstrom, Inc.	133,349	6,035,376
Retail Ventures, Inc. (a)	12,266	214,655
Saks, Inc. (a)(d)	116,426	1,426,219
Sears Holdings Corp. (a)(d)	37,118	3,092,301
Target Corp.	510,212	26,811,641
The Bon-Ton Stores, Inc. (a)(d)	8,752	137,056
Tuesday Morning Corp. (a)	10,850	50,670
		79,726,854
Specialty Retail - 2.1%
A.C. Moore Arts & Crafts, Inc. (a)	3,702	11,902
Aarons, Inc. Class A	60,856	1,432,550
Abercrombie & Fitch Co. Class A	68,573	3,934,033
Advance Auto Parts, Inc. (d)	65,592	4,111,307
Aeropostale, Inc. (a)	75,345	1,954,449
America's Car Mart, Inc. (a)	9,764	241,952
American Eagle Outfitters, Inc.	150,053	2,303,314
AnnTaylor Stores Corp. (a)	54,579	1,266,779
Asbury Automotive Group, Inc. (a)	26,121	481,932
Ascena Retail Group, Inc. (a)(d)	52,801	1,649,503
AutoNation, Inc. (a)(d)	58,946	1,982,943
AutoZone, Inc. (a)	22,178	5,720,815
Barnes & Noble, Inc. (d)	31,168	417,340
bebe Stores, Inc. (d)	14,487	85,473
Bed Bath & Beyond, Inc. (a)	203,400	9,793,710
Best Buy Co., Inc.	261,048	8,416,188
Big 5 Sporting Goods Corp.	18,888	263,299
Books-A-Million, Inc.	5,135	30,399
Brown Shoe Co., Inc. (d)	45,893	711,342
Build-A-Bear Workshop, Inc. (a)(d)	4,710	31,180
Cabela's, Inc. Class A (a)	31,034	841,952
Cache, Inc. (a)	3,350	13,266
CarMax, Inc. (a)	174,763	6,181,367
Casual Male Retail Group, Inc. (a)(d)	8,101	34,591
Charming Shoppes, Inc. (a)	65,546	214,335
Chico's FAS, Inc. (d)	141,987	1,950,901
Christopher & Banks Corp. (d)	21,140	129,165
Citi Trends, Inc. (a)(d)	16,789	369,190
Coldwater Creek, Inc. (a)(d)	61,586	182,295
Collective Brands, Inc. (a)	52,244	1,191,163
Conn's, Inc. (a)(d)	9,074	40,379
Cost Plus, Inc. (a)(d)	4,090	38,569
Destination Maternity Corp.	3,789	170,884
Dick's Sporting Goods, Inc. (a)	64,611	2,399,653
DSW, Inc. Class A (a)(d)	20,102	816,342
Express, Inc.	29,439	529,313
Finish Line, Inc. Class A	38,205	667,059
Foot Locker, Inc.	121,712	2,418,417
GameStop Corp. Class A (a)(d)	116,984	2,333,831
Gap, Inc.	286,370	6,451,916
Genesco, Inc. (a)(d)	23,200	916,864
Group 1 Automotive, Inc.	20,000	845,000
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Guess?, Inc. (d)	48,877	$ 2,213,639
Haverty Furniture Companies, Inc.	19,389	257,874
hhgregg, Inc. (a)(d)	17,663	262,119
Hibbett Sports, Inc. (a)(d)	26,443	830,575
Home Depot, Inc.	1,307,421	48,989,065
Hot Topic, Inc.	59,826	320,069
J. Crew Group, Inc. (a)	47,467	2,046,777
Jo-Ann Stores, Inc. (a)	25,491	1,547,304
Jos. A. Bank Clothiers, Inc. (a)(d)	19,771	911,641
Kirkland's, Inc. (a)	12,446	190,175
Limited Brands, Inc.	216,048	6,917,857
Lithia Motors, Inc. Class A (sub. vtg.)	24,040	363,966
Lowe's Companies, Inc.	1,097,391	28,718,722
Lumber Liquidators Holdings, Inc. (a)(d)	25,148	585,445
MarineMax, Inc. (a)	11,778	106,355
Midas, Inc. (a)	17,549	135,654
Monro Muffler Brake, Inc.	33,102	1,081,773
New York & Co., Inc. (a)(d)	22,599	157,063
O'Reilly Automotive, Inc. (a)	106,305	5,908,432
Office Depot, Inc. (a)	234,159	1,243,384
OfficeMax, Inc. (a)(d)	72,493	996,054
Pacific Sunwear of California, Inc. (a)(d)	69,935	315,407
Penske Automotive Group, Inc. (a)(d)	31,974	651,310
Perfumania Holdings, Inc. (a)	325	2,616
PetSmart, Inc.	89,000	3,637,430
Pier 1 Imports, Inc. (a)	98,475	992,628
RadioShack Corp. (d)	95,529	1,413,829
Rent-A-Center, Inc. (d)	49,676	1,642,289
Ross Stores, Inc.	94,505	6,808,140
rue21, Inc. (a)(d)	11,740	411,135
Sally Beauty Holdings, Inc. (a)(d)	71,661	929,443
Select Comfort Corp. (a)	41,268	459,313
Shoe Carnival, Inc. (a)	3,092	80,206
Signet Jewelers Ltd. (a)	62,810	2,755,475
Sonic Automotive, Inc. Class A (sub. vtg.)	37,989	546,282
Stage Stores, Inc. (d)	27,048	471,717
Staples, Inc.	577,775	12,306,608
Stein Mart, Inc.	19,746	161,720
Systemax, Inc. (a)(d)	7,631	104,239
Talbots, Inc. (a)(d)	40,306	251,913
The Buckle, Inc. (d)	20,272	792,432
The Cato Corp. Class A (sub. vtg.)	36,044	874,067
The Children's Place Retail Stores, Inc. (a)(d)	21,041	961,574
The Men's Wearhouse, Inc.	39,018	1,041,781
The Pep Boys - Manny, Moe & Jack	81,773	1,024,616
Tiffany & Co., Inc.	98,054	6,035,224
TJX Companies, Inc.	319,221	15,919,551
Tractor Supply Co.	54,000	2,811,780
Trans World Entertainment Corp. (a)	3,463	6,060

	Shares	Value
Ulta Salon, Cosmetics & Fragrance, Inc. (a)(d)	35,029	$ 1,461,760
Urban Outfitters, Inc. (a)	102,030	3,915,911
Vitamin Shoppe, Inc. (a)	18,050	627,960
West Marine, Inc. (a)(d)	3,821	39,853
Wet Seal, Inc. Class A (a)(d)	77,858	309,096
Williams-Sonoma, Inc.	71,431	2,577,945
Zale Corp. (a)(d)	26,205	107,965
Zumiez, Inc. (a)(d)	20,815	542,647
		250,352,727
Textiles, Apparel & Luxury Goods - 0.6%
American Apparel, Inc. (a)(d)	34,191	38,978
Carter's, Inc. (a)(d)	44,322	1,270,269
Cherokee, Inc.	10,680	181,346
Coach, Inc.	237,235	13,028,946
Columbia Sportswear Co.	8,418	528,566
Crocs, Inc. (a)	81,146	1,432,227
Culp, Inc. (a)	8,187	82,279
Deckers Outdoor Corp. (a)	32,007	2,823,658
Fossil, Inc. (a)	37,946	2,911,976
G-III Apparel Group Ltd. (a)(d)	10,000	393,200
Hanesbrands, Inc. (a)(d)	68,817	1,783,048
Iconix Brand Group, Inc. (a)(d)	53,048	1,172,361
Joe's Jeans, Inc. (a)(d)	37,810	41,591
K-Swiss, Inc. Class A (a)	27,036	270,630
Kenneth Cole Productions, Inc. Class A (sub. vtg.) (a)	15,569	202,397
Liz Claiborne, Inc. (a)(d)	92,508	475,491
Maidenform Brands, Inc. (a)(d)	20,939	568,284
Movado Group, Inc. (a)	10,191	143,387
NIKE, Inc. Class B	236,646	21,068,593
Oxford Industries, Inc. (d)	10,105	243,733
Perry Ellis International, Inc. (a)	4,844	140,670
Phillips-Van Heusen Corp.	45,410	2,725,054
Polo Ralph Lauren Corp. Class A	49,437	6,264,162
Quiksilver, Inc. (a)(d)	93,064	401,106
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(d)	30,810	640,232
Steven Madden Ltd. (a)(d)	25,320	1,092,305
The Jones Group, Inc.	72,951	970,248
Timberland Co. Class A (a)	47,867	1,768,207
True Religion Apparel, Inc. (a)(d)	27,973	664,918
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	31,131	2,061,806
Unifi, Inc. (a)	21,920	416,261
Vera Bradley, Inc. (d)	8,654	297,265
VF Corp.	65,829	6,297,860
Volcom, Inc. (d)	16,142	288,942
Warnaco Group, Inc. (a)(d)	34,500	2,025,495
Wolverine World Wide, Inc. (d)	36,170	1,329,609
		76,045,100
TOTAL CONSUMER DISCRETIONARY		1,351,262,064
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 8.6%
Beverages - 1.9%
Boston Beer Co., Inc. Class A (a)(d)	6,815	$ 632,568
Brown-Forman Corp. Class B (non-vtg.)	86,042	5,949,804
Central European Distribution Corp. (a)(d)	53,217	1,216,008
Coca-Cola Bottling Co. Consolidated	3,600	207,720
Coca-Cola Enterprises, Inc.	258,071	6,787,267
Constellation Brands, Inc. Class A (sub. vtg.) (a)	157,356	3,197,474
Dr Pepper Snapple Group, Inc.	186,504	6,725,334
Hansen Natural Corp. (a)	54,046	3,110,347
Jones Soda Co. (a)(d)	17,449	23,905
Molson Coors Brewing Co. Class B	125,105	5,721,052
National Beverage Corp.	8,950	113,576
PepsiCo, Inc.	1,261,314	79,992,534
The Coca-Cola Co.	1,706,809	109,099,231
		222,776,820
Food & Staples Retailing - 1.9%
Andersons, Inc. (d)	19,232	923,905
Arden Group, Inc. Class A	100	7,780
BJ's Wholesale Club, Inc. (a)	39,726	1,923,533
Casey's General Stores, Inc.	33,782	1,387,427
Costco Wholesale Corp.	343,938	25,723,123
CVS Caremark Corp.	1,086,831	35,930,633
Fresh Market, Inc.	10,345	422,076
Ingles Markets, Inc. Class A	17,056	327,987
Kroger Co.	464,207	10,630,340
Nash-Finch Co. (d)	13,340	538,536
PriceSmart, Inc.	10,766	383,162
Rite Aid Corp. (a)	432,490	566,562
Ruddick Corp.	28,443	1,043,858
Safeway, Inc.	287,468	6,272,552
Spartan Stores, Inc.	28,988	436,849
SUPERVALU, Inc.	164,399	1,418,763
Susser Holdings Corp. (a)	7,000	96,950
Sysco Corp.	467,006	12,978,097
The Pantry, Inc. (a)	28,291	445,866
United Natural Foods, Inc. (a)(d)	35,816	1,520,389
Village Super Market, Inc. Class A	3,900	117,156
Wal-Mart Stores, Inc.	1,619,392	84,175,996
Walgreen Co.	780,373	33,821,366
Weis Markets, Inc.	8,764	347,668
Whole Foods Market, Inc.	104,950	6,145,872
Winn-Dixie Stores, Inc. (a)(d)	66,467	463,940
		228,050,386
Food Products - 1.6%
Alico, Inc.	200	5,302
Archer Daniels Midland Co.	468,401	17,415,149
B&G Foods, Inc. Class A (d)	20,013	300,195
Bridgford Foods Corp.	400	4,560
Bunge Ltd.	112,319	8,106,062
Cal-Maine Foods, Inc. (d)	17,225	497,286

	Shares	Value
Calavo Growers, Inc.	7,771	$ 180,443
Campbell Soup Co. (d)	165,279	5,563,291
Chiquita Brands International, Inc. (a)(d)	35,778	615,024
ConAgra Foods, Inc.	344,650	7,982,094
Corn Products International, Inc.	57,189	2,791,967
Darling International, Inc. (a)	82,951	1,152,189
Dean Foods Co. (a)(d)	139,443	1,472,518
Del Monte Foods Co.	148,122	2,803,949
Diamond Foods, Inc. (d)	21,341	1,087,324
Dole Food Co., Inc. (a)(d)	21,647	319,293
Farmer Brothers Co.	3,606	47,347
Flowers Foods, Inc.	68,755	1,828,883
Fresh Del Monte Produce, Inc. (d)	34,840	995,727
General Mills, Inc.	484,477	17,993,476
Green Mountain Coffee Roasters, Inc. (a)(d)	91,283	3,722,521
H.J. Heinz Co.	254,367	12,774,311
Hain Celestial Group, Inc. (a)(d)	45,630	1,360,687
Harbinger Group, Inc. (a)	880	4,778
Hershey Co.	123,698	6,471,879
Hormel Foods Corp.	110,923	3,039,290
HQ Sustainable Maritime Industries, Inc. (a)(d)	14,936	61,088
Imperial Sugar Co.	12,258	132,386
J&J Snack Foods Corp.	11,964	526,057
John B. Sanfilippo & Son, Inc. (a)(d)	2,965	35,728
Kellogg Co.	201,602	10,797,803
Kraft Foods, Inc. Class A	1,285,932	40,944,075
Lancaster Colony Corp. (d)	16,472	950,764
McCormick & Co., Inc. (non-vtg.)	115,675	5,511,914
Mead Johnson Nutrition Co. Class A	162,466	9,723,590
Omega Protein Corp. (a)	15,162	174,211
Pilgrims Pride Corp. (a)	35,000	269,850
Ralcorp Holdings, Inc. (a)(d)	42,161	2,734,141
Reddy Ice Holdings, Inc. (a)	29,155	92,130
Sanderson Farms, Inc. (d)	18,854	779,613
Sara Lee Corp.	473,984	8,114,606
Seneca Foods Corp. Class A (a)(d)	6,140	172,718
Smart Balance, Inc. (a)	53,000	230,020
Smithfield Foods, Inc. (a)(d)	121,374	2,809,808
Snyders-Lance, Inc.	46,952	855,465
Tasty Baking Co.	200	588
The J.M. Smucker Co.	93,485	6,435,507
Tootsie Roll Industries, Inc.	15,067	430,916
TreeHouse Foods, Inc. (a)(d)	30,238	1,577,516
Tyson Foods, Inc. Class A	226,821	4,225,675
		196,121,714
Household Products - 1.7%
Central Garden & Pet Co. Class A (non-vtg.) (a)(d)	40,382	371,918
Church & Dwight Co., Inc.	51,938	3,918,203
Clorox Co.	106,735	7,232,364
Colgate-Palmolive Co.	387,132	30,397,605
Energizer Holdings, Inc. (a)	53,492	3,574,870
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - continued
Kimberly-Clark Corp.	327,351	$ 21,572,431
Oil-Dri Corp. of America	750	15,233
Procter & Gamble Co.	2,241,043	141,297,761
Spectrum Brands Holdings, Inc. (a)	14,000	401,800
WD-40 Co.	20,252	823,446
		209,605,631
Personal Products - 0.2%
Alberto-Culver Co.	67,139	2,500,256
Avon Products, Inc.	337,586	9,388,267
Elizabeth Arden, Inc. (a)(d)	20,607	599,458
Estee Lauder Companies, Inc. Class A	93,032	8,783,151
Herbalife Ltd.	49,645	3,892,664
Inter Parfums, Inc.	10,839	195,861
Mannatech, Inc. (a)	6,969	13,450
MediFast, Inc. (a)(d)	11,894	275,227
Nu Skin Enterprises, Inc. Class A	48,093	1,535,129
Prestige Brands Holdings, Inc. (a)	32,209	354,943
Revlon, Inc. (a)	16,246	242,715
Schiff Nutrition International, Inc.	13,750	117,838
USANA Health Sciences, Inc. (a)(d)	6,205	216,058
		28,115,017
Tobacco - 1.3%
Alliance One International, Inc. (a)(d)	104,053	377,712
Altria Group, Inc.	1,666,546	42,280,272
Lorillard, Inc.	115,244	8,847,282
Philip Morris International, Inc.	1,466,302	92,054,440
Reynolds American, Inc.	263,923	9,057,837
Star Scientific, Inc. (a)(d)	56,989	102,580
Universal Corp. (d)	18,429	770,701
Vector Group Ltd. (d)	26,614	449,510
		153,940,334
TOTAL CONSUMER STAPLES		1,038,609,902
ENERGY - 11.9%
Energy Equipment & Services - 2.5%
Atwood Oceanics, Inc. (a)(d)	44,460	2,023,819
Baker Hughes, Inc.	338,771	24,069,680
Basic Energy Services, Inc. (a)(d)	29,402	563,930
Bristow Group, Inc. (a)(d)	26,059	1,248,747
Bronco Drilling Co., Inc. (a)	23,244	208,034
Cal Dive International, Inc. (a)(d)	86,617	595,925
Cameron International Corp. (a)	191,525	11,324,873
Carbo Ceramics, Inc. (d)	17,271	2,141,086
Complete Production Services, Inc. (a)	59,235	1,706,560
Dawson Geophysical Co. (a)(d)	9,156	457,068
Diamond Offshore Drilling, Inc.	50,710	3,967,043
Dresser-Rand Group, Inc. (a)(d)	61,704	3,040,773
Dril-Quip, Inc. (a)(d)	22,873	1,754,359

	Shares	Value
Exterran Holdings, Inc. (a)(d)	50,379	$ 1,143,603
FMC Technologies, Inc. (a)	94,268	8,865,905
Global Geophysical Services, Inc. (a)	17,627	248,012
Global Industries Ltd. (a)(d)	92,739	832,796
Gulf Island Fabrication, Inc.	12,498	387,063
Gulfmark Offshore, Inc. Class A (a)	24,087	1,068,981
Halliburton Co.	723,267	33,950,153
Helix Energy Solutions Group, Inc. (a)(d)	77,302	1,190,451
Helmerich & Payne, Inc.	76,000	4,939,240
Hercules Offshore, Inc. (a)(d)	96,203	475,243
Hornbeck Offshore Services, Inc. (a)	33,678	956,792
ION Geophysical Corp. (a)(d)	101,992	1,307,537
Key Energy Services, Inc. (a)(d)	111,897	1,734,404
Lufkin Industries, Inc.	27,828	2,174,758
Matrix Service Co. (a)	22,497	314,058
McDermott International, Inc. (a)	195,554	4,487,964
Mitcham Industries, Inc. (a)	1,791	19,844
Nabors Industries Ltd. (a)	221,789	6,314,333
National Oilwell Varco, Inc.	333,321	26,522,352
Natural Gas Services Group, Inc. (a)	22,504	435,227
Newpark Resources, Inc. (a)(d)	99,384	693,700
Noble Corp.	202,739	9,064,461
Oceaneering International, Inc. (a)	41,676	3,485,364
Oil States International, Inc. (a)(d)	41,683	3,034,106
OYO Geospace Corp. (a)(d)	2,440	248,099
Parker Drilling Co. (a)(d)	77,885	409,675
Patterson-UTI Energy, Inc.	120,755	3,301,442
PHI, Inc. (non-vtg.) (a)	17,859	383,969
Pioneer Drilling Co. (a)	54,390	615,695
Pride International, Inc. (a)	125,000	5,188,750
RigNet, Inc.	8,698	127,861
Rowan Companies, Inc. (a)	98,000	4,181,660
RPC, Inc. (d)	33,662	659,102
Schlumberger Ltd.	1,090,664	101,889,831
SEACOR Holdings, Inc.	18,244	1,728,984
Superior Energy Services, Inc. (a)	60,098	2,302,354
Tesco Corp. (a)(d)	29,100	535,149
TETRA Technologies, Inc. (a)	58,187	803,562
Tidewater, Inc.	40,000	2,488,400
Union Drilling, Inc. (a)	1,488	11,517
Unit Corp. (a)(d)	36,543	2,174,309
Weatherford International Ltd. (a)	582,317	14,080,425
Willbros Group, Inc. (a)	30,833	350,263
		308,229,291
Oil, Gas & Consumable Fuels - 9.4%
Abraxas Petroleum Corp. (a)(d)	65,966	393,817
Alon USA Energy, Inc.	10,971	121,559
Alpha Natural Resources, Inc. (a)(d)	94,101	5,102,156
Amyris, Inc. (d)	4,500	146,205
Anadarko Petroleum Corp.	393,890	32,232,019
Apache Corp.	290,763	36,234,885
Approach Resources, Inc. (a)	12,800	416,640
Arch Coal, Inc.	127,301	4,268,403
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Atlas Energy, Inc.	57,668	$ 1
ATP Oil & Gas Corp. (a)(d)	41,774	848,430
Berry Petroleum Co. Class A (d)	37,030	1,925,190
Bill Barrett Corp. (a)(d)	31,882	1,239,572
BPZ Energy, Inc. (a)(d)	90,823	590,350
Brigham Exploration Co. (a)(d)	95,630	3,498,145
Cabot Oil & Gas Corp.	77,842	3,554,266
Callon Petroleum Co. (a)	36,641	307,052
Carrizo Oil & Gas, Inc. (a)(d)	28,358	1,055,485
Cheniere Energy, Inc. (a)(d)	54,724	568,035
Chesapeake Energy Corp. (d)	514,458	18,319,849
Chevron Corp.	1,602,853	166,295,999
Cimarex Energy Co.	65,317	7,585,263
Clayton Williams Energy, Inc. (a)	9,020	956,842
Clean Energy Fuels Corp. (a)(d)	35,651	500,540
Cloud Peak Energy, Inc. (a)	44,056	903,148
Cobalt International Energy, Inc. (a)	145,700	2,281,662
Comstock Resources, Inc. (a)(d)	34,313	911,010
Concho Resources, Inc. (a)(d)	73,090	7,785,547
ConocoPhillips	1,109,081	86,364,137
CONSOL Energy, Inc.	180,000	9,127,800
Contango Oil & Gas Co. (a)(d)	22,189	1,359,742
Continental Resources, Inc. (a)(d)	25,537	1,775,588
Crosstex Energy, Inc. (d)	53,417	549,127
CVR Energy, Inc. (a)	57,262	1,082,252
Delek US Holdings, Inc.	38,177	429,491
Delta Petroleum Corp. (a)(d)	221,863	259,580
Denbury Resources, Inc. (a)	309,922	7,509,410
Devon Energy Corp.	327,184	29,917,705
DHT Holdings, Inc. (d)	69,764	324,403
El Paso Corp.	551,750	10,262,550
Endeavor International Corp. (a)(d)	9,943	134,330
Energy Partners Ltd. (a)	16,192	265,063
EOG Resources, Inc.	200,070	22,469,862
EQT Corp.	117,000	5,768,100
Evergreen Energy, Inc. (a)(d)	31,033	114,201
EXCO Resources, Inc. (d)	130,680	2,675,020
Exxon Mobil Corp.	4,029,615	344,652,933
Forest Oil Corp. (a)(d)	86,764	3,079,254
Frontier Oil Corp.	82,000	2,287,800
FX Energy, Inc. (a)(d)	22,198	254,389
Gasco Energy, Inc. (a)	113,818	60,893
Gastar Exploration Ltd. (a)	42,275	209,261
General Maritime Corp. (d)	67,360	188,608
Georesources, Inc. (a)	10,223	321,718
Gevo, Inc. (a)	5,780	113,924
GMX Resources, Inc. (a)(d)	86,977	451,411
Goodrich Petroleum Corp. (a)(d)	26,950	548,163
Green Plains Renewable Energy, Inc. (a)(d)	16,507	201,881
Gulfport Energy Corp. (a)(d)	19,316	571,560

	Shares	Value
Harvest Natural Resources, Inc. (a)(d)	38,697	$ 576,585
Hess Corp.	234,726	20,428,204
HKN, Inc. (a)	68	231
Holly Corp.	32,459	1,854,707
Houston American Energy Corp. (d)	8,657	138,599
Hyperdynamics Corp. (a)(d)	111,810	608,246
International Coal Group, Inc. (a)(d)	136,765	1,349,871
James River Coal Co. (a)(d)	36,139	758,919
Kinder Morgan Holding Co. LLC (d)	80,058	2,441,769
Kodiak Oil & Gas Corp. (a)	133,748	1,012,472
Magellan Petroleum Corp. (a)	41,755	113,156
Magnum Hunter Resources Corp. (a)(d)	44,502	318,634
Marathon Oil Corp.	564,286	27,988,586
Massey Energy Co.	81,679	5,172,731
McMoRan Exploration Co. (a)(d)	78,847	1,379,823
Murphy Oil Corp.	161,803	11,897,375
Newfield Exploration Co. (a)	104,259	7,589,013
Noble Energy, Inc.	136,427	12,641,326
Northern Oil & Gas, Inc. (a)(d)	40,341	1,281,634
Oasis Petroleum, Inc. (a)(d)	32,610	1,125,697
Occidental Petroleum Corp.	648,203	66,097,260
Overseas Shipholding Group, Inc. (d)	20,609	695,760
Pacific Ethanol, Inc. (a)(d)	101,720	69,170
Patriot Coal Corp. (a)(d)	73,538	1,735,497
Peabody Energy Corp.	212,025	13,885,517
Penn Virginia Corp.	47,991	780,814
Petrohawk Energy Corp. (a)	232,177	5,015,023
Petroleum Development Corp. (a)(d)	26,343	1,236,277
Petroquest Energy, Inc. (a)(d)	94,504	814,624
Pioneer Natural Resources Co.	76,752	7,854,800
Plains Exploration & Production Co. (a)(d)	109,334	4,282,613
QEP Resources, Inc.	135,525	5,360,014
Quicksilver Resources, Inc. (a)	108,843	1,685,978
Range Resources Corp.	123,069	6,682,647
Rentech, Inc. (a)(d)	148,574	190,175
Resolute Energy Corp. (a)(d)	31,183	565,348
Rex American Resources Corp. (a)	3,513	51,536
Rex Energy Corp. (a)	22,084	278,258
Rosetta Resources, Inc. (a)(d)	40,250	1,825,740
SandRidge Energy, Inc. (a)(d)	304,219	3,288,607
SemGroup Corp. Class A (a)	25,000	802,750
Ship Finance International Ltd. (NY Shares)	36,305	754,781
SM Energy Co. (d)	47,436	3,437,687
Southern Union Co. (d)	95,245	2,716,387
Southwestern Energy Co. (a)	270,991	10,698,725
Spectra Energy Corp.	512,650	13,713,388
Stone Energy Corp. (a)(d)	36,595	1,108,097
Sunoco, Inc.	92,131	3,856,604
Swift Energy Co. (a)	30,972	1,330,247
Syntroleum Corp. (a)(d)	28,735	46,263
Targa Resources Corp.	10,000	327,700
Teekay Corp. (d)	38,589	1,327,847
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tesoro Corp. (a)(d)	115,199	$ 2,739,432
Toreador Resources Corp. (a)(d)	22,602	342,872
Ultra Petroleum Corp. (a)	114,044	5,171,895
Uranium Energy Corp. (a)(d)	63,915	364,316
Uranium Resources, Inc. (a)(d)	97,363	275,537
USEC, Inc. (a)(d)	96,626	514,050
Vaalco Energy, Inc. (a)	79,391	636,716
Valero Energy Corp.	440,000	12,399,200
Venoco, Inc. (a)	15,290	282,101
Verenium Corp. (a)	607	1,985
W&T Offshore, Inc.	39,324	1,003,942
Warren Resources, Inc. (a)(d)	56,910	279,997
Western Refining, Inc. (a)(d)	37,718	613,672
Westmoreland Coal Co. (a)	6,000	81,600
Whiting Petroleum Corp. (a)	89,876	5,872,498
Williams Companies, Inc.	459,384	13,946,898
World Fuel Services Corp. (d)	52,000	2,154,880
		1,139,247,529
TOTAL ENERGY		1,447,476,820
FINANCIALS - 16.6%
Capital Markets - 2.3%
Affiliated Managers Group, Inc. (a)(d)	39,829	4,251,746
Ameriprise Financial, Inc.	199,334	12,621,829
Arlington Asset Investment Corp.	10,715	300,663
Artio Global Investors, Inc. Class A	26,178	414,921
Bank of New York Mellon Corp.	969,332	29,457,999
BGC Partners, Inc. Class A (d)	66,078	631,706
BlackRock, Inc. Class A	76,580	15,621,554
Calamos Asset Management, Inc. Class A	25,805	427,847
Charles Schwab Corp.	767,970	14,568,391
Cohen & Steers, Inc. (d)	20,212	590,190
Cowen Group, Inc. Class A (a)	17,367	74,331
Deerfield Capital Corp. (a)	4,533	29,329
Duff & Phelps Corp. Class A	14,998	236,219
E*TRADE Financial Corp. (a)	155,201	2,480,112
Eaton Vance Corp. (non-vtg.)	91,010	2,848,613
Evercore Partners, Inc. Class A	15,609	538,198
FBR Capital Markets Corp. (a)(d)	41,772	155,392
Federated Investors, Inc. Class B (non-vtg.) (d)	78,952	2,175,917
Financial Engines, Inc. (a)	21,430	523,106
Franklin Resources, Inc.	121,990	15,324,384
FXCM, Inc. Class A	16,595	188,851
GAMCO Investors, Inc. Class A	7,076	328,609
GFI Group, Inc.	80,788	403,940
Gleacher & Co., Inc. (a)(d)	42,081	80,796
Goldman Sachs Group, Inc.	345,310	56,554,872

	Shares	Value
Greenhill & Co., Inc. (d)	22,710	$ 1,631,259
HFF, Inc. (a)(d)	17,002	224,426
International Assets Holding Corp. (a)(d)	6,495	157,244
Internet Capital Group, Inc. (a)(d)	38,165	522,479
Invesco Ltd.	366,263	9,830,499
Investment Technology Group, Inc. (a)	36,048	690,319
Janus Capital Group, Inc.	156,245	2,098,370
Jefferies Group, Inc.	90,236	2,171,078
JMP Group, Inc.	3,457	29,523
KBW, Inc.	25,676	657,049
Knight Capital Group, Inc. Class A (a)(d)	74,358	1,041,756
LaBranche & Co., Inc. (a)(d)	68,828	289,078
Ladenburg Thalmann Financial Services, Inc. (a)	1,908	2,003
Legg Mason, Inc.	115,225	4,176,906
LPL Investment Holdings, Inc.	11,190	376,096
Medallion Financial Corp.	100	810
MF Global Holdings Ltd. (a)(d)	118,056	1,023,546
Morgan Stanley	1,104,554	32,783,163
Northern Trust Corp.	195,587	10,086,422
Oppenheimer Holdings, Inc. Class A (non-vtg.)	7,961	261,280
optionsXpress Holdings, Inc. (d)	43,413	703,725
Paulson Capital Corp. (a)	3,105	3,602
Penson Worldwide, Inc. (a)	22,876	150,524
Piper Jaffray Companies (a)(d)	16,738	688,769
Raymond James Financial, Inc.	80,871	3,098,977
Safeguard Scientifics, Inc. (a)(d)	27,743	582,048
Sanders Morris Harris Group, Inc.	28,032	197,065
SEI Investments Co. (d)	122,543	2,819,714
State Street Corp.	401,182	17,940,859
Stifel Financial Corp. (a)(d)	26,692	1,914,884
SWS Group, Inc.	28,138	151,664
T. Rowe Price Group, Inc.	206,440	13,827,351
TD Ameritrade Holding Corp. (d)	196,622	4,286,360
Teton Advisors, Inc. (a)	106	1,590
TradeStation Group, Inc. (a)(d)	56,768	382,049
U.S. Global Investments, Inc. Class A	8,884	69,562
Virtus Investment Partners, Inc. (a)	4,523	263,600
Waddell & Reed Financial, Inc. Class A (d)	70,958	2,865,284
Westwood Holdings Group, Inc.	1,501	56,333
		278,886,781
Commercial Banks - 3.0%
1st Source Corp.	10,000	195,700
1st United Bancorp, Inc. (a)	15,000	96,300
ACNB Corp.	4,408	67,442
Alliance Financial Corp.	3,000	95,190
Ameris Bancorp	16,909	170,612
Arrow Financial Corp.	11,279	282,426
Associated Banc-Corp. (d)	136,645	1,977,253
BancFirst Corp.	9,220	387,609
BancorpSouth, Inc. (d)	71,921	1,146,421
BancTrust Financial Group, Inc. (a)(d)	4,882	12,888
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Bank of Granite Corp. (a)(d)	15,998	$ 10,239
Bank of Hawaii Corp.	51,570	2,432,041
Bank of the Ozarks, Inc.	27,274	1,174,146
Banner Corp.	80,747	198,638
Bar Harbor Bankshares	3,125	90,781
BB&T Corp.	552,119	15,238,484
BCB Bancorp, Inc.	3,273	36,265
BOK Financial Corp. (d)	20,927	1,074,601
Boston Private Financial Holdings, Inc. (d)	58,029	411,426
Bryn Mawr Bank Corp.	7,149	149,772
Capital City Bank Group, Inc.	6,535	82,145
CapitalSource, Inc.	235,369	1,784,097
Cardinal Financial Corp.	10,620	118,201
Cascade Bancorp (a)(d)	1,796	16,649
Cathay General Bancorp	63,000	1,116,360
Center Bancorp, Inc. (d)	5,692	52,253
Central Pacific Financial Corp. (a)(d)	2,165	51,744
Chemical Financial Corp.	23,201	466,804
CIT Group, Inc. (a)	140,770	6,098,156
Citizens & Northern Corp.	10,210	160,399
Citizens Banking Corp., Michigan (a)(d)	281,585	236,785
City Holding Co. (d)	25,793	883,410
City National Corp.	38,448	2,264,972
CoBiz, Inc.	28,248	184,177
Columbia Banking Systems, Inc.	29,198	579,288
Comerica, Inc.	138,554	5,389,751
Commerce Bancshares, Inc.	63,332	2,543,413
Community Bank System, Inc.	31,618	795,509
Community Capital Corp. (a)	483	1,333
Community Trust Bancorp, Inc.	13,467	385,291
Cullen/Frost Bankers, Inc.	44,950	2,632,272
CVB Financial Corp. (d)	87,295	729,786
Danvers Bancorp, Inc.	21,111	461,064
East West Bancorp, Inc.	122,111	2,835,417
Eastern Virgina Bankshares, Inc.	955	3,715
Enterprise Financial Services Corp.	4,000	52,880
Fidelity Southern Corp.	3,634	30,816
Fifth Third Bancorp	730,314	10,662,584
Financial Institutions, Inc.	2,005	38,676
First Bancorp, North Carolina	10,694	157,630
First Bancorp, Puerto Rico (a)(d)	4,120	19,117
First Busey Corp. (d)	42,707	216,524
First Citizen Bancshares, Inc.	4,700	949,400
First Commonwealth Financial Corp. (d)	86,855	568,900
First Community Bancshares, Inc.	8,000	98,480
First Financial Bancorp, Ohio	45,155	764,474
First Financial Bankshares, Inc. (d)	23,918	1,200,684
First Financial Corp., Indiana	10,280	333,175
First Horizon National Corp.	201,971	2,322,667
First Interstate Bancsystem, Inc.	5,000	71,425
First M&F Corp.	2,524	9,692

	Shares	Value
First Merchants Corp.	29,096	$ 258,663
First Midwest Bancorp, Inc., Delaware (d)	63,633	768,050
First Republic Bank (d)	9,000	263,250
First United Corp.	3,511	12,815
FirstMerit Corp.	83,421	1,422,328
FNB Corp., North Carolina (a)(d)	2,866	1,003
FNB Corp., Pennsylvania	100,799	1,011,014
Fulton Financial Corp.	155,049	1,688,484
Glacier Bancorp, Inc.	73,313	1,145,882
Great Southern Bancorp, Inc.	7,927	169,876
Green Bankshares, Inc. (a)(d)	8,074	27,694
Guaranty Bancorp (a)	16,227	20,608
Hampton Roads Bankshares, Inc. (a)	200,000	190,000
Hancock Holding Co. (d)	29,737	1,030,982
Hanmi Financial Corp. (a)(d)	244,842	306,053
Hawthorn Bancshares, Inc.	1,549	13,662
Heartland Financial USA, Inc.	8,001	135,777
Heritage Commerce Corp. (a)	17,114	77,355
Heritage Financial Corp., Washington (a)	14,852	222,186
Home Bancshares, Inc.	29,199	657,853
Hudson Valley Holding Corp.	6,330	134,956
Huntington Bancshares, Inc.	672,568	4,600,365
IBERIABANK Corp. (d)	22,732	1,302,316
Independent Bank Corp. (a)	1,331	5,191
Independent Bank Corp., Massachusetts (d)	30,181	820,621
Integra Bank Corp. (a)(d)	11,329	3,399
International Bancshares Corp.	45,000	859,050
Intervest Bancshares Corp. Class A (a)	7,165	19,560
Investors Bancorp, Inc. (a)	47,394	641,715
KeyCorp	695,390	6,355,865
Lakeland Bancorp, Inc.	10,500	101,115
Lakeland Financial Corp.	11,837	265,386
M&T Bank Corp.	89,148	7,849,481
Macatawa Bank Corp. (a)(d)	13,284	49,948
MainSource Financial Group, Inc.	8,776	87,233
Marshall & Ilsley Corp.	431,599	3,353,524
MB Financial, Inc.	44,667	918,800
MBT Financial Corp. (a)(d)	1,800	3,114
Merchants Bancshares, Inc.	4,149	105,800
Metro Bancorp, Inc. (a)	13,444	164,823
Midsouth Bancorp, Inc.	4,009	56,888
Nara Bancorp, Inc. (a)(d)	35,918	376,421
National Penn Bancshares, Inc. (d)	140,507	1,115,626
NBT Bancorp, Inc.	39,420	877,095
NewBridge Bancorp (a)	8,389	43,036
North Valley Bancorp (a)	988	10,394
Northern States Financial Corp. (a)(d)	1,314	2,247
Northrim Bancorp, Inc.	3,414	63,398
Old National Bancorp, Indiana	71,743	803,522
Old Second Bancorp, Inc. (d)	21,643	22,292
OmniAmerican Bancorp, Inc. (a)	8,000	125,360
Oriental Financial Group, Inc.	28,148	336,932
Pacific Capital Bancorp NA (a)(d)	4,159	120,320
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Pacific Premier Bancorp, Inc. (a)	40	$ 274
PacWest Bancorp	37,815	783,149
Park National Corp.	10,079	663,501
Peoples Bancorp, Inc.	1,660	22,427
Peoples Financial Corp., Mississippi	3,102	51,586
Pinnacle Financial Partners, Inc. (a)(d)	34,998	558,218
PNC Financial Services Group, Inc.	421,885	26,030,305
Popular, Inc. (a)	800,000	2,600,000
Preferred Bank, Los Angeles California (a)	6,582	9,939
Premier Financial Bancorp, Inc.	134	909
Princeton National Bancorp, Inc. (a)(d)	2,956	16,583
PrivateBancorp, Inc. (d)	58,654	839,925
Prosperity Bancshares, Inc. (d)	38,585	1,575,040
Regions Financial Corp.	986,867	7,539,664
Renasant Corp. (d)	26,193	420,922
Republic Bancorp, Inc., Kentucky Class A (d)	21,178	362,991
Royal Bancshares of Pennsylvania, Inc. Class A (a)	3,140	5,605
S&T Bancorp, Inc.	33,224	740,895
S.Y. Bancorp, Inc.	7,621	189,001
Sandy Spring Bancorp, Inc.	14,605	278,809
SCBT Financial Corp.	12,206	395,352
Seacoast Banking Corp., Florida (a)(d)	15,254	25,017
Shore Bancshares, Inc.	3,440	34,331
Signature Bank, New York (a)(d)	34,658	1,798,404
Simmons First National Corp. Class A (d)	12,739	366,628
Southside Bancshares, Inc. (d)	10,593	241,626
Southwest Bancorp, Inc., Oklahoma (a)	17,968	255,685
State Bancorp, Inc., New York	4,423	46,530
StellarOne Corp.	13,915	204,968
Sterling Bancorp, New York	19,177	192,537
Sterling Bancshares, Inc.	95,935	868,212
Sterling Financial Corp., Washington (a)(d)	6,738	114,546
Suffolk Bancorp (d)	11,495	236,682
Sun Bancorp, Inc., New Jersey (a)(d)	3,985	17,454
SunTrust Banks, Inc.	397,566	11,994,566
Superior Bancorp (a)(d)	3,571	1,857
Susquehanna Bancshares, Inc. (d)	119,983	1,147,037
SVB Financial Group (a)(d)	33,142	1,795,634
Synovus Financial Corp.	602,626	1,536,696
Taylor Capital Group, Inc. (a)(d)	9,945	106,014
TCF Financial Corp.	104,758	1,700,222
Texas Capital Bancshares, Inc. (a)(d)	37,386	943,623
TIB Financial Corp. (a)(d)	250	4,875
Tompkins Financial Corp.	7,085	290,485
Tower Bancorp, Inc.	11,446	262,457
TowneBank (d)	21,000	312,690
Trico Bancshares (d)	14,031	227,723
Trustmark Corp.	48,414	1,135,308

	Shares	Value
U.S. Bancorp, Delaware	1,534,324	$ 42,546,805
UMB Financial Corp.	26,040	1,038,475
Umpqua Holdings Corp.	103,930	1,188,959
Union/First Market Bankshares Corp.	12,420	142,954
United Bankshares, Inc., West Virginia (d)	33,000	945,120
United Community Banks, Inc., Georgia (a)	79,388	108,762
Univest Corp. of Pennsylvania	4,000	72,160
Valley National Bancorp (d)	130,000	1,771,900
Virginia Commerce Bancorp, Inc. (a)(d)	31,207	184,121
VIST Financial Corp.	1,594	14,266
Washington Banking Co., Oak Harbor	6,532	92,101
Washington Trust Bancorp, Inc.	11,301	259,697
Webster Financial Corp.	61,869	1,434,123
Wells Fargo & Co.	3,984,198	128,530,227
WesBanco, Inc.	21,326	444,434
West Coast Bancorp (a)(d)	40,219	135,538
Westamerica Bancorp.	24,429	1,260,048
Western Alliance Bancorp. (a)	56,306	456,642
Whitney Holding Corp.	89,467	1,268,642
Wilmington Trust Corp., Delaware	66,212	297,292
Wilshire Bancorp, Inc. (d)	23,232	153,564
Wintrust Financial Corp.	29,600	993,968
Zions Bancorporation	134,784	3,148,554
		369,072,931
Consumer Finance - 0.6%
Advance America Cash Advance Centers, Inc.	28,794	154,912
American Express Co.	852,552	37,145,691
Capital One Financial Corp.	364,175	18,124,990
Cash America International, Inc. (d)	24,883	1,062,753
CompuCredit Holdings Corp. (a)(d)	12,844	85,541
Consumer Portfolio Services, Inc. (a)	2,866	3,583
Credit Acceptance Corp. (a)(d)	4,022	283,953
Discover Financial Services	430,878	9,371,597
Dollar Financial Corp. (a)(d)	31,121	665,678
EZCORP, Inc. (non-vtg.) Class A (a)	38,049	1,091,245
First Cash Financial Services, Inc. (a)(d)	23,673	775,054
First Marblehead Corp. (a)(d)	60,351	140,618
Green Dot Corp. Class A (d)	6,598	344,482
Imperial Holdings, Inc. (a)	13,442	147,055
Nelnet, Inc. Class A	25,839	576,985
Netspend Holdings, Inc.	13,348	174,992
SLM Corp. (a)	385,259	5,709,538
World Acceptance Corp. (a)(d)	17,760	1,062,226
		76,920,893
Diversified Financial Services - 3.5%
Asset Acceptance Capital Corp. (a)(d)	7,523	44,235
Asta Funding, Inc.	5,197	44,954
Bank of America Corp.	7,933,735	113,373,073
CBOE Holdings, Inc.	9,477	280,424
Citigroup, Inc. (a)	23,136,334	108,278,043
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
CME Group, Inc.	53,864	$ 16,766,786
Compass Diversified Holdings (d)	24,160	391,634
Encore Capital Group, Inc. (a)(d)	11,268	306,828
Gain Capital Holdings, Inc.	12,604	97,555
Interactive Brokers Group, Inc.	41,838	646,397
IntercontinentalExchange, Inc. (a)	57,910	7,424,062
JPMorgan Chase & Co.	3,128,964	146,091,329
Leucadia National Corp.	149,614	4,956,712
Life Partners Holdings, Inc. (d)	21,716	179,374
MarketAxess Holdings, Inc.	26,498	566,792
Marlin Business Services Corp. (a)	13,466	149,473
MicroFinancial, Inc.	100	478
Moody's Corp.	157,942	5,038,350
MSCI, Inc. Class A (a)(d)	92,862	3,296,601
NewStar Financial, Inc. (a)	20,000	211,800
NYSE Euronext	204,464	7,565,168
PHH Corp. (a)(d)	52,500	1,295,700
PICO Holdings, Inc. (a)(d)	19,316	573,878
Portfolio Recovery Associates, Inc. (a)	13,913	1,159,649
Resource America, Inc. Class A	2,747	17,389
The NASDAQ Stock Market, Inc. (a)	124,161	3,552,246
		422,308,930
Insurance - 4.0%
21st Century Holding Co.	1,486	4,948
ACE Ltd.	268,150	16,960,488
AFLAC, Inc.	373,218	21,967,611
Alleghany Corp.	5,797	1,975,328
Allied World Assurance Co. Holdings Ltd.	32,622	2,013,104
Allstate Corp.	400,006	12,712,191
American Equity Investment Life Holding Co. (d)	59,688	787,882
American Financial Group, Inc.	56,882	1,969,824
American Independence Corp. (a)	587	3,082
American International Group, Inc. (a)(d)	98,067	3,634,363
American National Insurance Co.	12,119	984,911
Amerisafe, Inc. (a)	26,805	535,028
Amtrust Financial Services, Inc. (d)	27,691	532,498
Aon Corp.	233,854	12,310,075
Arch Capital Group Ltd. (a)(d)	36,093	3,266,417
Argo Group International Holdings, Ltd.	30,409	1,158,279
Arthur J. Gallagher & Co.	81,950	2,573,230
Aspen Insurance Holdings Ltd. (d)	52,864	1,562,131
Assurant, Inc.	85,940	3,491,742
Assured Guaranty Ltd.	133,163	1,934,858
Axis Capital Holdings Ltd.	88,537	3,215,664
Baldwin & Lyons, Inc. Class B	4,120	100,487
Berkshire Hathaway, Inc. Class B (a)	1,529,043	133,454,873
Brown & Brown, Inc.	92,624	2,421,191
Cincinnati Financial Corp. (d)	117,516	4,001,420
Citizens, Inc. Class A (a)(d)	10,251	76,472

	Shares	Value
CNA Financial Corp.	15,858	$ 466,860
CNA Surety Corp. (a)	10,202	257,907
CNO Financial Group, Inc. (a)	192,391	1,392,911
Crawford & Co. Class B	12,173	53,561
Delphi Financial Group, Inc. Class A	36,189	1,120,411
Donegal Group, Inc. Class A	4,000	51,040
eHealth, Inc. (a)(d)	26,465	331,871
EMC Insurance Group	5,875	143,409
Employers Holdings, Inc.	42,267	850,412
Endurance Specialty Holdings Ltd. (d)	38,455	1,906,983
Enstar Group Ltd. (a)(d)	5,811	487,310
Erie Indemnity Co. Class A	22,876	1,597,660
Everest Re Group Ltd.	41,456	3,675,074
FBL Financial Group, Inc. Class A	15,106	471,911
Fidelity National Financial, Inc. Class A	162,508	2,250,736
First Acceptance Corp. (a)	4,717	8,538
First American Financial Corp.	116,084	1,829,484
Flagstone Reinsurance Holdings Ltd.	22,474	256,204
Fortegra Financial Corp. (a)	9,356	106,658
FPIC Insurance Group, Inc. (a)(d)	16,239	611,561
Genworth Financial, Inc. Class A (a)	381,393	5,045,829
Global Indemnity PLC (a)	15,947	355,618
Greenlight Capital Re, Ltd. (a)(d)	18,783	543,580
Hanover Insurance Group, Inc. (d)	33,881	1,574,450
Harleysville Group, Inc.	9,568	349,710
Hartford Financial Services Group, Inc.	350,791	10,383,414
HCC Insurance Holdings, Inc. (d)	82,771	2,577,489
Hilltop Holdings, Inc. (a)	49,607	480,196
Horace Mann Educators Corp.	44,112	747,698
Independence Holding Co.	2,923	24,758
Infinity Property & Casualty Corp.	15,555	944,344
Investors Title Co.	1,263	40,126
Kansas City Life Insurance Co.	1,314	44,860
Lincoln National Corp.	249,317	7,908,335
Loews Corp.	269,586	11,659,595
Maiden Holdings Ltd.	60,916	486,719
Markel Corp. (a)(d)	7,835	3,256,618
Marsh & McLennan Companies, Inc.	429,592	13,076,780
MBIA, Inc. (a)(d)	134,421	1,506,859
Meadowbrook Insurance Group, Inc. (d)	54,430	553,009
Mercury General Corp.	16,723	687,984
MetLife, Inc.	557,168	26,387,476
Montpelier Re Holdings Ltd. (d)	72,173	1,455,729
National Financial Partners Corp. (a)(d)	44,490	629,089
National Security Group, Inc.	1,845	24,465
National Western Life Insurance Co. Class A	1,133	198,139
Navigators Group, Inc. (a)(d)	12,414	651,238
Old Republic International Corp.	185,028	2,312,850
OneBeacon Insurance Group Ltd.	23,931	327,855
PartnerRe Ltd.	55,614	4,410,190
Phoenix Companies, Inc. (a)(d)	71,358	189,812
Platinum Underwriters Holdings Ltd.	38,282	1,596,359
Presidential Life Corp.	6,351	63,637
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Primerica, Inc. (d)	14,313	$ 368,703
Principal Financial Group, Inc.	236,559	8,104,511
ProAssurance Corp. (a)	25,095	1,589,266
Progressive Corp.	485,064	10,103,883
Protective Life Corp.	64,249	1,826,599
Prudential Financial, Inc.	387,848	25,532,034
Reinsurance Group of America, Inc.	73,923	4,464,210
RenaissanceRe Holdings Ltd.	44,781	3,001,223
RLI Corp.	15,165	870,623
Safety Insurance Group, Inc.	17,332	834,016
SeaBright Insurance Holdings, Inc.	44,303	466,511
Selective Insurance Group, Inc.	40,110	729,200
StanCorp Financial Group, Inc. (d)	43,542	2,002,932
State Auto Financial Corp.	7,238	125,073
Stewart Information Services Corp.	24,933	278,003
Symetra Financial Corp.	66,009	943,929
The Chubb Corp.	241,346	14,644,875
The Travelers Companies, Inc.	365,653	21,913,584
Torchmark Corp.	64,339	4,198,120
Tower Group, Inc. (d)	37,952	1,031,535
Transatlantic Holdings, Inc.	51,931	2,644,846
Unico American Corp.	4,102	38,969
United Fire & Casualty Co.	23,328	482,656
Unitrin, Inc.	41,693	1,221,188
Universal Insurance Holdings, Inc.	18,086	104,356
Unum Group	259,177	6,875,966
Validus Holdings Ltd.	56,912	1,761,426
W.R. Berkley Corp. (d)	98,803	2,959,150
Wesco Financial Corp.	707	276,550
White Mountains Insurance Group Ltd.	6,545	2,485,464
XL Group PLC Class A	249,983	5,837,103
		479,729,912
Real Estate Investment Trusts - 2.7%
Acadia Realty Trust (SBI) (d)	47,057	931,729
Agree Realty Corp. (d)	8,779	224,128
Alexanders, Inc.	2,552	1,009,903
Alexandria Real Estate Equities, Inc. (d)	42,174	3,382,355
AMB Property Corp. (SBI) (d)	128,160	4,662,461
American Assets Trust, Inc.	19,204	414,038
American Campus Communities, Inc.	55,800	1,864,836
American Capital Agency Corp. (d)	37,382	1,100,900
Annaly Capital Management, Inc.	613,844	11,006,223
Anworth Mortgage Asset Corp. (d)	145,796	1,040,983
Apartment Investment & Management Co. Class A	90,540	2,322,351
Apollo Commercial Real Estate Finance, Inc.	20,832	354,561
Arbor Realty Trust, Inc. (a)	16,496	117,452
Armour Residential REIT, Inc.	52,512	387,539
Ashford Hospitality Trust, Inc. (d)	78,987	814,356
Associated Estates Realty Corp.	30,533	496,161

	Shares	Value
AvalonBay Communities, Inc. (d)	66,000	$ 7,987,980
BioMed Realty Trust, Inc.	99,284	1,802,005
Boston Properties, Inc. (d)	109,060	10,461,035
Brandywine Realty Trust (SBI) (d)	114,604	1,409,629
BRE Properties, Inc.	46,920	2,229,169
BRT Realty Trust (a)	6,477	41,841
Camden Property Trust (SBI) (d)	49,657	2,938,205
Campus Crest Communities, Inc.	22,696	325,007
Capital Trust, Inc. Class A (a)	10,158	28,646
CapLease, Inc.	46,274	248,491
Capstead Mortgage Corp. (d)	66,807	877,844
CBL & Associates Properties, Inc. (d)	122,516	2,186,911
Cedar Shopping Centers, Inc.	41,816	253,405
Chesapeake Lodging Trust	21,388	397,817
Chimera Investment Corp. (d)	780,032	3,361,938
Cogdell Spencer, Inc. (d)	34,366	220,286
Colonial Properties Trust (SBI)	71,025	1,399,903
Colony Financial, Inc.	13,410	284,963
CommonWealth REIT	55,801	1,602,047
Coresite Realty Corp.	18,058	280,621
Corporate Office Properties Trust (SBI) (d)	50,620	1,815,739
Cousins Properties, Inc.	99,501	843,768
Crexus Investment Corp.	10,069	132,911
Cypress Sharpridge Investments, Inc. (d)	42,317	527,270
DCT Industrial Trust, Inc. (d)	180,385	1,013,764
Developers Diversified Realty Corp.	147,197	2,104,917
DiamondRock Hospitality Co. (a)(d)	107,551	1,264,800
Digital Realty Trust, Inc. (d)	68,561	4,032,758
Douglas Emmett, Inc. (d)	104,380	1,957,125
Duke Realty LP (d)	196,312	2,762,110
DuPont Fabros Technology, Inc. (d)	45,229	1,104,492
EastGroup Properties, Inc. (d)	28,128	1,280,668
Education Realty Trust, Inc.	55,549	458,279
Entertainment Properties Trust (SBI) (d)	35,700	1,701,819
Equity Lifestyle Properties, Inc.	25,578	1,484,547
Equity One, Inc. (d)	39,132	748,986
Equity Residential (SBI)	223,940	12,341,333
Essex Property Trust, Inc. (d)	22,071	2,731,948
Excel Trust, Inc.	35,087	428,412
Extra Space Storage, Inc.	77,216	1,525,016
Federal Realty Investment Trust (SBI)	44,198	3,720,588
FelCor Lodging Trust, Inc. (a)(d)	96,391	729,680
First Industrial Realty Trust, Inc. (a)(d)	65,380	732,910
First Potomac Realty Trust	52,304	843,664
Franklin Street Properties Corp. (d)	67,924	1,020,898
General Growth Properties, Inc.	330,254	5,257,644
Getty Realty Corp. (d)	26,651	784,072
Gladstone Commercial Corp.	1,075	19,737
Glimcher Realty Trust (d)	77,230	710,516
Government Properties Income Trust	22,979	624,339
Gramercy Capital Corp. (a)(d)	15,559	81,840
Hatteras Financial Corp.	43,371	1,282,914
HCP, Inc. (d)	287,067	10,908,546
Health Care REIT, Inc. (d)	111,562	5,825,768
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Healthcare Realty Trust, Inc. (d)	50,617	$ 1,179,376
Hersha Hospitality Trust	146,447	962,157
Highwoods Properties, Inc. (SBI) (d)	50,921	1,727,750
Home Properties, Inc.	28,080	1,654,474
Hospitality Properties Trust (SBI)	92,295	2,122,785
Host Hotels & Resorts, Inc. (d)	514,488	9,466,579
Hudson Pacific Properties, Inc.	10,000	150,500
Inland Real Estate Corp.	68,617	646,372
Institutional Financial Markets, Inc. (a)(d)	8,005	41,146
Invesco Mortgage Capital, Inc.	42,453	990,853
Investors Real Estate Trust	81,254	757,287
iStar Financial, Inc. (a)(d)	83,192	831,088
Kilroy Realty Corp. (d)	46,235	1,791,606
Kimco Realty Corp.	309,676	6,001,521
Kite Realty Group Trust	35,429	199,820
LaSalle Hotel Properties (SBI)	51,383	1,449,514
Lexington Corporate Properties Trust	126,084	1,194,015
Liberty Property Trust (SBI) (d)	82,573	2,788,490
LTC Properties, Inc.	31,300	914,586
Mack-Cali Realty Corp.	54,500	1,849,730
Medical Properties Trust, Inc.	102,197	1,198,771
MFA Financial, Inc.	225,363	1,908,825
Mid-America Apartment Communities, Inc.	25,168	1,635,165
Mission West Properties, Inc.	21,235	145,460
Monmouth Real Estate Investment Corp. Class A	6,448	53,260
MPG Office Trust, Inc. (a)(d)	45,085	178,086
National Health Investors, Inc. (d)	21,217	1,008,232
National Retail Properties, Inc. (d)	59,502	1,528,606
Nationwide Health Properties, Inc.	103,491	4,423,205
NorthStar Realty Finance Corp.	106,156	635,874
Omega Healthcare Investors, Inc. (d)	74,486	1,785,429
One Liberty Properties, Inc.	13,099	194,913
Parkway Properties, Inc.	34,871	565,259
Pebblebrook Hotel Trust	28,263	620,090
Pennsylvania Real Estate Investment Trust (SBI)	63,690	919,684
Pennymac Mortgage Investment Trust (d)	28,180	531,193
Piedmont Office Realty Trust, Inc. Class A (d)	107,070	2,141,400
Plum Creek Timber Co., Inc.	123,109	5,165,654
Post Properties, Inc. (d)	42,576	1,660,464
Potlatch Corp.	30,259	1,161,946
ProLogis Trust	446,763	7,264,366
PS Business Parks, Inc.	19,154	1,207,468
Public Storage	112,288	12,604,328
RAIT Financial Trust (SBI) (d)	74,227	253,856
Ramco-Gershenson Properties Trust (SBI) (d)	27,394	370,093
Rayonier, Inc.	57,591	3,532,056
Realty Income Corp.	85,414	3,072,342

	Shares	Value
Redwood Trust, Inc.	70,831	$ 1,160,212
Regency Centers Corp. (d)	59,047	2,671,877
Resource Capital Corp.	19,474	144,302
Sabra Health Care REIT, Inc.	51,918	956,330
Saul Centers, Inc.	12,825	589,950
Senior Housing Properties Trust (SBI)	93,166	2,286,294
Simon Property Group, Inc.	234,981	25,857,309
SL Green Realty Corp.	59,980	4,542,285
Sovran Self Storage, Inc. (d)	25,331	982,843
Starwood Property Trust, Inc.	52,143	1,219,625
Strategic Hotel & Resorts, Inc. (a)(d)	140,584	913,796
Sun Communities, Inc. (d)	32,457	1,122,363
Sunstone Hotel Investors, Inc. (a)(d)	91,009	977,437
Tanger Factory Outlet Centers, Inc. (d)	67,332	1,794,398
Taubman Centers, Inc. (d)	41,298	2,291,213
Terreno Realty Corp.	12,752	233,744
The Macerich Co. (d)	100,053	5,066,684
Transcontinental Realty Investors, Inc. (a)	600	2,502
Two Harbors Investment Corp.	31,201	344,771
U-Store-It Trust (d)	65,664	673,056
UDR, Inc. (d)	133,938	3,257,372
UMH Properties, Inc.	5,458	56,545
Universal Health Realty Income Trust (SBI)	9,854	391,894
Urstadt Biddle Properties, Inc.	365	5,928
Urstadt Biddle Properties, Inc. Class A	30,152	584,647
Ventas, Inc.	121,464	6,731,535
Vornado Realty Trust	142,712	13,319,311
Walter Investment Management Corp.	20,501	401,615
Washington (REIT) (SBI)	47,678	1,489,461
Weingarten Realty Investors (SBI) (d)	90,424	2,339,269
Weyerhaeuser Co.	419,640	10,243,412
Winthrop Realty Trust	13,788	168,214
		326,577,365
Real Estate Management & Development - 0.2%
Avatar Holdings, Inc. (a)	7,198	153,317
Brookfield Properties Corp.	214,355	3,760,730
CB Richard Ellis Group, Inc. Class A (a)	234,337	5,867,798
Consolidated-Tomoka Land Co.	2,829	96,978
Forest City Enterprises, Inc. Class A (a)(d)	93,347	1,764,258
Forestar Group, Inc. (a)(d)	26,562	511,584
Grubb & Ellis Co. (a)(d)	43,653	48,018
Howard Hughes Corp. (a)	28,213	1,629,865
Jones Lang LaSalle, Inc.	32,006	3,150,031
Kennedy-Wilson Holdings, Inc. (a)(d)	24,000	264,000
Maui Land & Pineapple, Inc. (a)	300	2,211
Tejon Ranch Co. (a)(d)	13,194	347,134
The St. Joe Co. (a)(d)	69,658	1,865,441
Thomas Properties Group, Inc. (a)(d)	17,236	58,085
		19,519,450
Thrifts & Mortgage Finance - 0.3%
Abington Bancorp, Inc.	11,402	142,525
Anchor BanCorp Wisconsin, Inc. (a)(d)	23,617	25,506
Astoria Financial Corp. (d)	81,000	1,135,620
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Bank Mutual Corp.	51,972	$ 240,111
BankAtlantic Bancorp, Inc. (non-vtg.) Class A (a)(d)	2,150	2,236
BankFinancial Corp.	10,309	90,204
BankUnited, Inc.	21,177	600,368
BCSB Bancorp, Inc. (a)	1,892	23,953
Beneficial Mutual Bancorp, Inc. (a)(d)	40,486	364,374
Berkshire Hills Bancorp, Inc. (d)	10,481	236,451
BofI Holding, Inc. (a)(d)	10,143	153,362
Brookline Bancorp, Inc., Delaware	98,980	1,028,402
Camco Financial Corp. (a)	404	861
Capitol Federal Financial, Inc.	129,436	1,636,071
CFS Bancorp, Inc.	800	4,520
Citizens South Banking Corp., Delaware	4,679	22,459
Clifton Savings Bancorp, Inc.	17,436	198,770
Dime Community Bancshares, Inc.	60,349	936,616
Doral Financial Corp. (a)	1,074	1,418
ESB Financial Corp. (d)	6,022	83,465
ESSA Bancorp, Inc.	5,000	65,000
Farmer Mac Class C (non-vtg.)	7,000	139,510
First Defiance Financial Corp. (a)	3,662	51,268
First Financial Holdings, Inc.	7,180	76,539
First Financial Service Corp. (a)	2,933	11,996
First Niagara Financial Group, Inc. (d)	153,000	2,215,440
First Place Financial Corp. (a)(d)	7,637	24,820
Flagstar Bancorp, Inc. (a)	282,825	494,944
Flushing Financial Corp.	24,451	350,138
Guaranty Federal Bancshares, Inc. (a)	1,075	6,558
HF Financial Corp.	3,182	35,002
Hingham Institution for Savings	1,751	87,988
Hudson City Bancorp, Inc.	389,464	4,478,836
Indiana Community Bancorp	2,634	40,959
Kaiser Federal Financial Group, Inc.	8,500	114,665
MGIC Investment Corp. (a)(d)	151,018	1,297,245
NASB Financial, Inc. (d)	1,400	21,112
New York Community Bancorp, Inc.	337,657	6,300,680
NewAlliance Bancshares, Inc.	85,443	1,336,329
Northwest Bancshares, Inc.	86,194	1,046,395
OceanFirst Financial Corp.	6,806	94,331
Ocwen Financial Corp. (a)(d)	53,024	560,994
Oritani Financial Corp.	29,198	375,778
Parkvale Financial Corp.	597	6,621
People's United Financial, Inc.	298,295	3,931,528
Provident Financial Holdings, Inc.	1,612	13,492
Provident Financial Services, Inc. (d)	65,598	971,506
Provident New York Bancorp	51,443	487,680
PVF Capital Corp. (a)	13,862	27,585
Radian Group, Inc.	97,912	691,259
Riverview Bancorp, Inc. (a)	7,997	24,071
Territorial Bancorp, Inc.	10,000	197,900
TF Financial Corp.	1,984	40,692

	Shares	Value
TFS Financial Corp. (d)	93,938	$ 975,076
The PMI Group, Inc. (a)(d)	92,179	272,850
Timberland Bancorp, Inc.	5,856	34,140
Tree.com, Inc. (a)	3,810	25,946
Trustco Bank Corp., New York	84,969	512,363
United Community Financial Corp., Ohio (a)	12,927	19,520
ViewPoint Financial Group	28,177	374,191
Walker & Dunlop, Inc.	12,742	155,580
Washington Federal, Inc.	92,827	1,649,536
Westfield Financial, Inc.	33,627	305,333
WSFS Financial Corp.	7,336	343,472
		37,214,160
TOTAL FINANCIALS		2,010,230,422
HEALTH CARE - 10.9%
Biotechnology - 1.5%
Aastrom Biosciences, Inc. (a)(d)	91,262	198,039
Acadia Pharmaceuticals, Inc. (a)	22,950	34,655
Achillion Pharmaceuticals, Inc. (a)	33,302	193,485
Acorda Therapeutics, Inc. (a)(d)	30,000	629,100
ADVENTRX Pharmaceuticals, Inc. (a)(d)	16,006	33,773
Affymax, Inc. (a)	48,191	307,459
Agenus, Inc. (a)(d)	5,388	4,903
Alexion Pharmaceuticals, Inc. (a)(d)	70,613	6,798,620
Alkermes, Inc. (a)	76,000	1,089,080
Allos Therapeutics, Inc. (a)(d)	86,420	288,643
Alnylam Pharmaceuticals, Inc. (a)(d)	32,109	352,557
AMAG Pharmaceuticals, Inc. (a)(d)	30,416	559,959
Amgen, Inc. (a)	769,320	39,489,196
Amylin Pharmaceuticals, Inc. (a)(d)	103,288	1,580,306
Anacor Pharmaceuticals, Inc.	10,000	79,300
Anadys Pharmaceuticals, Inc. (a)	20,000	24,200
Anthera Pharmaceuticals, Inc. (d)	14,176	77,117
Arena Pharmaceuticals, Inc. (a)(d)	226,575	367,052
ARIAD Pharmaceuticals, Inc. (a)(d)	98,283	590,681
ArQule, Inc. (a)(d)	61,525	391,914
Array Biopharma, Inc. (a)(d)	66,004	184,811
AVEO Pharmaceuticals, Inc.	23,886	329,149
AVI BioPharma, Inc. (a)(d)	131,618	263,236
Avigen, Inc. rights (a)	1,600	0
BioCryst Pharmaceuticals, Inc. (a)(d)	33,140	143,828
Biogen Idec, Inc. (a)	181,936	12,444,422
BioMarin Pharmaceutical, Inc. (a)(d)	85,226	2,084,628
Biosante Pharmaceuticals, Inc. (a)	80,835	173,795
BioTime, Inc. (a)(d)	13,700	94,393
Capstone Therapeutics Corp. (a)	7,445	3,425
Cardium Therapeutics, Inc. (a)(d)	215,329	80,318
Cel-Sci Corp. (a)(d)	266,957	176,325
Celera Corp. (a)(d)	65,299	415,302
Celgene Corp. (a)	367,509	19,514,728
Cell Therapeutics, Inc. (a)(d)	522,189	146,213
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Celldex Therapeutics, Inc. (a)(d)	34,480	$ 135,506
Cephalon, Inc. (a)(d)	57,577	3,242,161
Cepheid, Inc. (a)(d)	45,427	1,204,270
Chelsea Therapeutics International Ltd. (a)	26,240	108,371
Clinical Data, Inc. (a)(d)	12,781	388,159
Codexis, Inc. (a)	15,807	168,503
Cubist Pharmaceuticals, Inc. (a)(d)	45,855	1,005,600
Curis, Inc. (a)	60,335	187,642
Cyclacel Pharmaceuticals, Inc. (a)	39,932	51,512
Cytokinetics, Inc. (a)(d)	68,979	108,297
Cytori Therapeutics, Inc. (a)(d)	29,925	174,164
CytRx Corp. (a)(d)	78,079	74,175
Dendreon Corp. (a)	111,773	3,754,455
Discovery Laboratories, Inc. (a)	253	521
Dyax Corp. (a)	67,938	116,853
Dynavax Technologies Corp. (a)(d)	152,859	457,048
Emergent BioSolutions, Inc. (a)	21,536	453,117
EntreMed, Inc. (a)	336	1,730
Enzon Pharmaceuticals, Inc. (a)(d)	50,521	539,564
Exact Sciences Corp. (a)(d)	53,869	292,509
Exelixis, Inc. (a)(d)	113,877	1,417,769
Genomic Health, Inc. (a)(d)	11,085	279,785
GenVec, Inc. (a)	94,694	42,148
Genzyme Corp. (a)	202,735	15,296,356
Geron Corp. (a)(d)	92,057	455,682
Gilead Sciences, Inc. (a)	670,144	26,122,213
GTx, Inc. (a)(d)	15,000	38,700
Halozyme Therapeutics, Inc. (a)(d)	76,820	530,826
Hemispherx Biopharma, Inc. (a)(d)	94,845	42,680
Human Genome Sciences, Inc. (a)	146,880	3,676,406
iBio, Inc. (a)(d)	12,465	46,245
Idenix Pharmaceuticals, Inc. (a)	4,502	15,217
Idera Pharmaceuticals, Inc. (a)	9,000	23,850
ImmunoGen, Inc. (a)(d)	67,288	606,265
Immunomedics, Inc. (a)(d)	63,727	233,241
Incyte Corp. (a)(d)	95,742	1,309,751
Infinity Pharmaceuticals, Inc. (a)(d)	53	307
Insmed, Inc. (a)	80,031	43,617
InterMune, Inc. (a)(d)	36,812	1,347,687
Ironwood Pharmaceuticals, Inc. Class A	29,634	362,424
Isis Pharmaceuticals, Inc. (a)(d)	74,678	681,063
Keryx Biopharmaceuticals, Inc. (a)	76,871	303,640
Lexicon Pharmaceuticals, Inc. (a)(d)	155,502	301,674
Ligand Pharmaceuticals, Inc.:
rights 12/31/11 (a)	2,082	0
Class B (a)	19,491	211,282
MannKind Corp. (a)(d)	91,402	341,843
Marina Biotech, Inc. (a)	6,369	4,451
Maxygen, Inc.	43,678	182,137
Medivation, Inc. (a)(d)	28,094	485,464

	Shares	Value
Metabolix, Inc. (a)(d)	16,896	$ 153,416
Micromet, Inc. (a)	87,334	544,091
Momenta Pharmaceuticals, Inc. (a)(d)	30,314	420,758
Myrexis, Inc. (a)	80,016	306,461
Myriad Genetics, Inc. (a)(d)	72,648	1,345,441
Nabi Biopharmaceuticals (a)	40,817	231,024
Neurocrine Biosciences, Inc. (a)	48,689	328,651
Novavax, Inc. (a)(d)	92,577	240,700
NPS Pharmaceuticals, Inc. (a)(d)	78,167	604,231
Omeros Corp. (a)(d)	5,151	33,430
OncoGenex Pharmaceuticals, Inc. (a)	4,200	65,940
Oncothyreon, Inc. (a)(d)	20,000	63,400
ONYX Pharmaceuticals, Inc. (a)	47,568	1,676,296
Opko Health, Inc. (a)	62,927	303,937
Orchid Cellmark, Inc. (a)	3,164	6,581
OREXIGEN Therapeutics, Inc. (a)(d)	39,620	129,161
Osiris Therapeutics, Inc. (a)(d)	16,000	106,080
Oxygen Biotherapeutics, Inc. (a)	31,947	61,658
PDL BioPharma, Inc. (d)	122,067	677,472
Peregrine Pharmaceuticals, Inc. (a)	27,582	61,508
Pharmacyclics, Inc. (a)(d)	26,224	135,316
Pharmasset, Inc. (a)(d)	20,687	1,034,350
PharmAthene, Inc. (a)(d)	59,759	187,046
Poniard Pharmaceuticals, Inc. (a)(d)	83,966	29,388
Progenics Pharmaceuticals, Inc. (a)(d)	24,778	139,996
PROLOR Biotech, Inc. (a)	30,000	171,000
Regeneron Pharmaceuticals, Inc. (a)(d)	51,359	1,862,791
Repligen Corp. (a)	6,096	29,383
Rigel Pharmaceuticals, Inc. (a)(d)	54,426	380,438
Sangamo Biosciences, Inc. (a)(d)	43,327	358,314
Savient Pharmaceuticals, Inc. (a)(d)	51,925	500,557
SciClone Pharmaceuticals, Inc. (a)(d)	32,590	144,700
Seattle Genetics, Inc. (a)(d)	73,430	1,090,436
SIGA Technologies, Inc. (a)(d)	34,317	459,848
Spectrum Pharmaceuticals, Inc. (a)(d)	33,764	229,258
StemCells, Inc. (a)(d)	170,386	158,476
Sunesis Pharmaceuticals, Inc. (a)(d)	15,446	32,437
Talecris Biotherapeutics Holdings Corp. (a)	46,253	1,153,550
Targacept, Inc. (a)	14,540	416,862
Telik, Inc. (a)	13,264	13,927
Theravance, Inc. (a)(d)	50,642	1,153,625
Trimeris, Inc. (a)(d)	16,866	43,177
United Therapeutics Corp. (a)(d)	39,375	2,655,056
Vanda Pharmaceuticals, Inc. (a)(d)	33,405	245,861
Vertex Pharmaceuticals, Inc. (a)(d)	159,073	7,423,937
Vical, Inc. (a)(d)	26,845	56,643
XOMA Ltd. (a)(d)	17,722	92,686
Zalicus, Inc. (a)(d)	78,719	170,820
ZIOPHARM Oncology, Inc. (a)	43,000	261,870
Zogenix, Inc.	36,257	147,929
		184,151,405
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 2.1%
Abaxis, Inc. (a)(d)	27,094	$ 718,533
Abiomed, Inc. (a)(d)	42,289	527,344
Accuray, Inc. (a)(d)	40,848	404,395
Alere, Inc. (a)(d)	65,263	2,521,762
Align Technology, Inc. (a)(d)	51,536	1,074,526
Alphatec Holdings, Inc. (a)(d)	42,809	113,872
American Medical Systems Holdings, Inc. (a)(d)	63,108	1,382,696
Analogic Corp.	10,743	582,271
Angiodynamics, Inc. (a)(d)	30,684	516,105
ArthroCare Corp. (a)(d)	24,054	829,622
Atrion Corp.	239	42,145
Baxter International, Inc.	465,722	24,753,124
Beckman Coulter, Inc.	53,781	4,470,815
Becton, Dickinson & Co.	173,588	13,887,040
BioLase Technology, Inc. (a)	4,009	12,428
Boston Scientific Corp. (a)	1,185,154	8,485,703
BSD Medical Corp. (a)(d)	53,933	235,148
C. R. Bard, Inc. (d)	71,770	7,016,235
Cantel Medical Corp. (d)	25,300	552,805
CareFusion Corp. (a)	171,345	4,681,145
Cerus Corp. (a)(d)	23,958	82,416
Conceptus, Inc. (a)	31,351	440,795
CONMED Corp. (a)(d)	22,708	601,308
Cooper Companies, Inc.	33,367	2,062,748
Covidien PLC	395,005	20,323,007
Cryolife, Inc. (a)	24,384	131,674
Cutera, Inc. (a)(d)	17,971	173,600
Cyberonics, Inc. (a)(d)	30,265	999,653
Cynosure, Inc. Class A (a)	4,942	67,409
Delcath Systems, Inc. (a)(d)	66,496	435,549
DENTSPLY International, Inc.	110,548	4,131,179
DexCom, Inc. (a)(d)	35,872	524,807
Edwards Lifesciences Corp. (a)	96,849	8,236,039
Endologix, Inc. (a)	18,382	109,189
Exactech, Inc. (a)	2,735	51,828
Fonar Corp. (a)	837	1,691
Gen-Probe, Inc. (a)	36,069	2,268,019
Greatbatch, Inc. (a)(d)	25,965	646,009
Haemonetics Corp. (a)	19,792	1,220,177
Hansen Medical, Inc. (a)(d)	56,646	118,390
Hill-Rom Holdings, Inc.	45,296	1,724,419
Hologic, Inc. (a)	198,035	3,996,346
ICU Medical, Inc. (a)(d)	20,176	847,190
IDEXX Laboratories, Inc. (a)(d)	43,890	3,410,253
Immucor, Inc. (a)	49,842	970,424
Insulet Corp. (a)(d)	22,491	398,091
Integra LifeSciences Holdings Corp. (a)	16,514	828,177
Intuitive Surgical, Inc. (a)	31,154	10,216,954
Invacare Corp. (d)	33,053	977,377
IRIS International, Inc. (a)	23,799	241,560

	Shares	Value
IVAX Diagnostics, Inc. (a)	3,600	$ 4,392
Kensey Nash Corp. (a)(d)	21,899	575,068
Kewaunee Scientific Corp.	1,601	21,678
Kinetic Concepts, Inc. (a)(d)	47,167	2,309,768
Mako Surgical Corp. (a)(d)	24,534	505,400
Masimo Corp. (d)	39,321	1,185,135
Medical Action Industries, Inc. (a)	15,016	124,032
Medtronic, Inc.	864,531	34,512,078
MELA Sciences, Inc. (a)(d)	37,474	98,557
Meridian Bioscience, Inc. (d)	41,244	889,633
Merit Medical Systems, Inc. (a)(d)	27,493	469,580
Misonix, Inc. (a)	3,000	6,750
Natus Medical, Inc. (a)(d)	28,650	454,389
Neogen Corp. (a)(d)	25,894	968,177
Neoprobe Corp. (a)(d)	60,777	258,302
NuVasive, Inc. (a)(d)	32,642	872,521
NxStage Medical, Inc. (a)(d)	56,326	1,162,005
OraSure Technologies, Inc. (a)	23,767	164,705
Orthofix International NV (a)	19,109	603,844
Orthovita, Inc. (a)	32,597	77,581
Palomar Medical Technologies, Inc. (a)	18,403	294,080
Quidel Corp. (a)(d)	40,094	527,637
ResMed, Inc. (a)(d)	115,318	3,644,049
Retractable Technologies, Inc. (a)	6,105	9,890
RTI Biologics, Inc. (a)	25,405	68,339
Sirona Dental Systems, Inc. (a)(d)	36,788	1,856,322
SonoSite, Inc. (a)(d)	22,115	795,034
St. Jude Medical, Inc.	270,218	12,938,038
Staar Surgical Co. (a)	3,978	23,868
Stereotaxis, Inc. (a)(d)	28,535	112,713
Steris Corp.	38,336	1,297,674
Stryker Corp.	255,467	16,160,842
SurModics, Inc. (a)(d)	22,713	296,178
Symmetry Medical, Inc. (a)	34,161	308,815
Synovis Life Technologies, Inc. (a)	11,000	217,140
Teleflex, Inc. (d)	29,127	1,700,726
The Spectranetics Corp. (a)	20,955	101,003
Theragenics Corp. (a)	1,300	2,275
ThermoGenesis Corp. (a)	18,430	50,314
Thoratec Corp. (a)(d)	44,317	1,235,558
TomoTherapy, Inc. (a)	19,200	68,352
Unilife Corp. (a)(d)	35,000	165,200
Urologix, Inc. (a)(d)	3,800	2,318
Varian Medical Systems, Inc. (a)(d)	94,140	6,522,019
Vermillion, Inc. (a)(d)	6,106	30,408
Volcano Corp. (a)(d)	43,320	1,136,717
West Pharmaceutical Services, Inc. (d)	24,982	1,027,010
Wright Medical Group, Inc. (a)(d)	34,533	546,657
Young Innovations, Inc.	2,508	79,428
Zimmer Holdings, Inc. (a)	158,878	9,904,455
Zoll Medical Corp. (a)(d)	21,697	1,004,137
		246,434,783
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 2.2%
Accretive Health, Inc. (d)	22,424	$ 455,880
Aetna, Inc.	329,848	12,323,121
Air Methods Corp. (a)	15,951	925,796
Alliance Healthcare Services, Inc. (a)	64,441	266,786
Almost Family, Inc. (a)(d)	11,554	450,606
Amedisys, Inc. (a)(d)	22,394	804,392
America Service Group, Inc.	11,000	201,080
American Dental Partners, Inc. (a)(d)	4,710	60,524
AMERIGROUP Corp. (a)(d)	37,938	2,175,744
AmerisourceBergen Corp.	216,529	8,208,614
AMN Healthcare Services, Inc. (a)(d)	43,361	323,907
AmSurg Corp. (a)	29,663	700,937
Animal Health International, Inc. (a)	5,300	20,670
Assisted Living Concepts, Inc. Class A (a)	9,800	352,310
Bio-Reference Laboratories, Inc. (a)(d)	37,128	776,718
BioScrip, Inc. (a)(d)	35,637	150,388
Brookdale Senior Living, Inc. (a)	73,954	1,988,623
Capital Senior Living Corp. (a)	30,965	259,796
Cardinal Health, Inc.	276,959	11,532,573
CardioNet, Inc. (a)	39,738	191,537
Catalyst Health Solutions, Inc. (a)	30,014	1,356,933
Centene Corp. (a)(d)	37,731	1,149,664
Chemed Corp.	16,597	1,086,108
Chindex International, Inc. (a)(d)	10,687	190,763
CIGNA Corp.	217,032	9,130,536
Community Health Systems, Inc. (a)	73,887	3,019,762
Continucare Corp. (a)	25,320	143,311
Corvel Corp. (a)	4,953	245,174
Coventry Health Care, Inc. (a)	113,451	3,426,220
Cross Country Healthcare, Inc. (a)(d)	33,894	281,998
DaVita, Inc. (a)	80,252	6,369,601
Emergency Medical Services Corp. Class A (a)	25,548	1,613,356
Emeritus Corp. (a)	20,750	488,248
Epocrates, Inc. (a)	4,325	93,853
Express Scripts, Inc. (a)	401,472	22,570,756
Five Star Quality Care, Inc. (a)	28,197	197,943
Genoptix, Inc. (a)	34,019	850,135
Gentiva Health Services, Inc. (a)(d)	28,072	792,473
Hanger Orthopedic Group, Inc. (a)(d)	31,595	849,906
Health Management Associates, Inc. Class A (a)	199,688	1,996,880
Health Net, Inc. (a)(d)	75,662	2,225,976
HealthSouth Corp. (a)	66,911	1,619,915
Healthspring, Inc. (a)	40,674	1,530,969
Healthways, Inc. (a)(d)	39,343	549,622
Henry Schein, Inc. (a)(d)	70,932	4,892,889
HMS Holdings Corp. (a)(d)	21,930	1,657,031
Hooper Holmes, Inc. (a)	7,290	5,759
Humana, Inc. (a)	133,938	8,707,309

	Shares	Value
IPC The Hospitalist Co., Inc. (a)	26,472	$ 1,080,058
Kindred Healthcare, Inc. (a)(d)	26,367	657,066
Laboratory Corp. of America Holdings (a)(d)	79,881	7,199,675
Landauer, Inc.	12,764	802,856
LCA-Vision, Inc. (a)	8,343	58,985
LHC Group, Inc. (a)(d)	14,902	444,974
LifePoint Hospitals, Inc. (a)(d)	41,692	1,625,154
Lincare Holdings, Inc.	75,000	2,200,500
Magellan Health Services, Inc. (a)(d)	29,298	1,405,718
McKesson Corp.	206,106	16,340,084
Medcath Corp. (a)	8,479	120,571
Medco Health Solutions, Inc. (a)	346,481	21,357,089
MEDNAX, Inc. (a)	35,957	2,334,688
Molina Healthcare, Inc. (a)(d)	13,540	474,306
MWI Veterinary Supply, Inc. (a)(d)	16,080	1,113,058
National Healthcare Corp.	5,662	269,511
Omnicare, Inc.	87,838	2,514,802
Owens & Minor, Inc.	48,226	1,504,651
Patterson Companies, Inc.	76,116	2,540,752
PDI, Inc. (a)	1,588	13,768
PharMerica Corp. (a)	33,940	398,795
Providence Service Corp. (a)	15,408	252,845
PSS World Medical, Inc. (a)(d)	45,479	1,183,364
Quest Diagnostics, Inc.	113,191	6,423,589
RehabCare Group, Inc. (a)	20,335	755,445
Rural/Metro Corp. (a)(d)	13,233	198,363
Select Medical Holdings Corp. (a)	44,061	343,676
Skilled Healthcare Group, Inc. (a)(d)	31,590	433,099
SRI/Surgical Express, Inc. (a)	900	5,175
Sun Healthcare Group, Inc. (a)	17,671	259,764
Sunrise Senior Living, Inc. (a)	36,429	414,926
Team Health Holdings, Inc. (a)(d)	15,989	295,637
Tenet Healthcare Corp. (a)	375,366	2,695,128
The Ensign Group, Inc.	5,545	168,623
Triple-S Management Corp. (a)(d)	23,521	464,775
U.S. Physical Therapy, Inc. (a)	13,075	258,493
UnitedHealth Group, Inc.	896,524	38,173,992
Universal American Financial Corp. (d)	39,049	803,628
Universal Health Services, Inc. Class B	70,000	3,199,700
VCA Antech, Inc. (a)(d)	63,658	1,593,996
Wellcare Health Plans, Inc. (a)	31,976	1,200,699
WellPoint, Inc.	317,927	21,132,608
		263,927,678
Health Care Technology - 0.1%
Allscripts-Misys Healthcare Solutions, Inc. (a)	135,089	2,884,150
athenahealth, Inc. (a)(d)	26,709	1,210,986
Cerner Corp. (a)(d)	54,220	5,446,399
Computer Programs & Systems, Inc.	18,590	1,004,046
Emdeon, Inc. Class A (a)	33,960	533,172
MedAssets, Inc. (a)(d)	34,152	483,934
Medidata Solutions, Inc. (a)	26,132	677,080
Merge Healthcare, Inc. (a)	25,482	127,665
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - continued
Omnicell, Inc. (a)	29,246	$ 393,066
Quality Systems, Inc.	16,154	1,290,705
Transcend Services, Inc. (a)	5,958	126,846
Vital Images, Inc. (a)	11,918	178,651
		14,356,700
Life Sciences Tools & Services - 0.6%
Accelrys, Inc. (a)	28,642	248,040
Affymetrix, Inc. (a)(d)	64,885	318,585
Agilent Technologies, Inc. (a)	275,415	11,589,463
Albany Molecular Research, Inc. (a)	27,799	125,651
Apricus Biosciences, Inc. (a)	6,666	35,730
Bio-Rad Laboratories, Inc. Class A (a)	14,972	1,709,204
Bruker BioSciences Corp. (a)	56,937	1,092,621
Caliper Life Sciences, Inc. (a)	25,794	172,562
Cambrex Corp. (a)	21,547	118,078
Charles River Laboratories International, Inc. (a)(d)	49,567	1,806,221
Covance, Inc. (a)(d)	50,041	2,823,814
Dionex Corp. (a)	14,117	1,663,265
Enzo Biochem, Inc. (a)	17,097	73,688
eResearchTechnology, Inc. (a)	63,136	400,914
Furiex Pharmaceuticals, Inc. (a)	6,538	108,662
Harvard Bioscience, Inc. (a)	786	3,415
Illumina, Inc. (a)(d)	99,356	6,895,306
Kendle International, Inc. (a)(d)	12,762	151,868
Life Technologies Corp. (a)	144,954	7,736,195
Luminex Corp. (a)(d)	37,497	705,694
Mettler-Toledo International, Inc. (a)(d)	25,328	4,340,459
PAREXEL International Corp. (a)(d)	49,175	1,154,137
PerkinElmer, Inc.	88,999	2,358,474
Pharmaceutical Product Development, Inc. (d)	82,350	2,262,155
pSivida Corp. (a)(d)	14,500	57,420
Sequenom, Inc. (a)	73,069	448,644
SeraCare Life Sciences, Inc. (a)	5,000	20,150
Strategic Diagnostics, Inc. (a)	3,100	6,882
Techne Corp.	29,133	2,088,545
Thermo Fisher Scientific, Inc. (a)	324,612	18,119,842
Waters Corp. (a)	71,604	5,946,712
		74,582,396
Pharmaceuticals - 4.4%
Abbott Laboratories	1,231,309	59,225,963
Adolor Corp. (a)	25,094	35,132
Akorn, Inc. (a)	30,000	167,700
Alexza Pharmaceuticals, Inc. (a)(d)	40,834	51,043
Allergan, Inc.	243,775	18,080,792
Ardea Biosciences, Inc. (a)	12,728	337,419
ARYx Therapeutics, Inc. (a)	12,000	3,202
Auxilium Pharmaceuticals, Inc. (a)(d)	39,949	897,654
AVANIR Pharmaceuticals Class A (a)(d)	61,339	231,248
BioMimetic Therapeutics, Inc. (a)(d)	11,148	150,275

	Shares	Value
Bristol-Myers Squibb Co.	1,369,438	$ 35,345,195
Cadence Pharmaceuticals, Inc. (a)(d)	50,023	375,673
Columbia Laboratories, Inc. (a)(d)	49,530	172,860
Corcept Therapeutics, Inc. (a)(d)	42,000	157,080
Cornerstone Therapeutics, Inc. (a)	9,000	48,510
CPEX Pharmaceuticals, Inc. (a)	293	7,981
Cumberland Pharmaceuticals, Inc. (a)(d)	3,775	23,103
DepoMed, Inc. (a)(d)	37,190	312,024
Durect Corp. (a)	39,673	128,541
Eli Lilly & Co.	783,568	27,080,110
Endo Pharmaceuticals Holdings, Inc. (a)(d)	79,535	2,825,083
Forest Laboratories, Inc. (a)	224,719	7,280,896
Hi-Tech Pharmacal Co., Inc. (a)(d)	14,969	345,634
Hospira, Inc. (a)	130,764	6,910,877
Impax Laboratories, Inc. (a)	42,956	884,464
Inspire Pharmaceuticals, Inc. (a)(d)	47,915	192,618
Jazz Pharmaceuticals, Inc. (a)	15,000	369,450
Johnson & Johnson	2,213,960	136,025,702
King Pharmaceuticals, Inc. (a)	198,041	2,820,104
KV Pharmaceutical Co. Class A (a)(d)	32,754	265,635
Lannett Co., Inc. (a)	32,187	182,500
MAP Pharmaceuticals, Inc. (a)	8,167	131,734
Medicis Pharmaceutical Corp. Class A	44,073	1,414,303
Merck & Co., Inc.	2,454,921	79,956,777
Mylan, Inc. (a)	338,262	7,736,052
Nektar Therapeutics (a)(d)	88,178	845,627
Obagi Medical Products, Inc. (a)	10,991	125,957
Optimer Pharmaceuticals, Inc. (a)	20,000	238,800
Pain Therapeutics, Inc. (d)	35,234	241,001
Par Pharmaceutical Companies, Inc. (a)(d)	24,793	765,608
Perrigo Co.	65,213	4,984,230
Pfizer, Inc.	6,434,965	123,808,727
Pozen, Inc. (a)	27,014	138,852
Questcor Pharmaceuticals, Inc. (a)(d)	62,225	806,436
Repros Therapeutics, Inc. (a)(d)	1,500	6,750
Salix Pharmaceuticals Ltd. (a)	44,956	1,498,833
Santarus, Inc. (a)(d)	27,322	87,157
Somaxon Pharmaceuticals, Inc. (a)(d)	60,795	185,425
SuperGen, Inc. (a)	33,124	98,378
The Medicines Company (a)(d)	50,220	873,326
ViroPharma, Inc. (a)	55,000	986,150
Vivus, Inc. (a)(d)	73,666	560,598
Warner Chilcott PLC	88,761	2,101,860
Watson Pharmaceuticals, Inc. (a)	103,343	5,786,175
XenoPort, Inc. (a)	38,768	281,843
		534,595,067
TOTAL HEALTH CARE		1,318,048,029
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 11.2%
Aerospace & Defense - 2.3%
AAR Corp. (a)(d)	34,613	$ 944,589
AeroCentury Corp. (a)	800	17,904
AeroVironment, Inc. (a)(d)	15,405	446,899
Alliant Techsystems, Inc.	24,830	1,791,981
American Science & Engineering, Inc.	10,075	947,050
Astronics Corp. (a)	2,747	59,225
BE Aerospace, Inc. (a)	79,310	2,674,333
Ceradyne, Inc. (a)	20,000	764,600
Cubic Corp.	15,635	786,597
Curtiss-Wright Corp. (d)	41,124	1,517,476
DigitalGlobe, Inc. (a)	22,344	721,264
Ducommun, Inc.	11,105	248,419
Esterline Technologies Corp. (a)	23,103	1,653,482
GenCorp, Inc. (non-vtg.) (a)(d)	85,231	442,349
General Dynamics Corp.	253,403	19,289,036
GeoEye, Inc. (a)	22,791	1,015,339
Goodrich Corp.	97,257	8,386,471
HEICO Corp. Class A	18,362	718,321
Herley Industries, Inc. (a)(d)	9,619	182,761
Hexcel Corp. (a)	69,932	1,297,239
Honeywell International, Inc.	570,274	33,024,567
Innovative Solutions & Support, Inc. (a)	23,580	140,065
ITT Corp.	142,651	8,263,772
KEYW Holding Corp.	7,000	99,750
Kratos Defense & Security Solutions, Inc. (a)	11,388	164,101
L-3 Communications Holdings, Inc.	88,784	7,039,683
Ladish Co., Inc. (a)	14,776	801,450
LMI Aerospace, Inc. (a)(d)	8,000	143,680
Lockheed Martin Corp.	229,901	18,198,963
Moog, Inc. Class A (a)(d)	31,269	1,419,925
National Presto Industries, Inc. (d)	4,905	620,679
Northrop Grumman Corp.	228,024	15,204,640
Orbital Sciences Corp. (a)(d)	46,501	827,253
Precision Castparts Corp.	112,266	15,913,706
Raytheon Co.	295,808	15,148,328
Rockwell Collins, Inc.	121,827	7,850,532
Spirit AeroSystems Holdings, Inc. Class A (a)(d)	75,975	1,974,590
Sypris Solutions, Inc. (a)	3,224	13,541
Taser International, Inc. (a)(d)	68,525	259,025
Teledyne Technologies, Inc. (a)(d)	26,970	1,412,419
The Boeing Co.	522,118	37,597,717
TransDigm Group, Inc. (a)	32,587	2,619,343
Triumph Group, Inc.	12,944	1,120,821
United Technologies Corp.	693,537	57,938,081
		271,701,966
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (a)	35,112	275,629
Atlas Air Worldwide Holdings, Inc. (a)	19,179	1,309,542
C.H. Robinson Worldwide, Inc.	132,227	9,571,913

	Shares	Value
Expeditors International of Washington, Inc.	167,584	$ 8,010,515
FedEx Corp.	234,399	21,100,598
Forward Air Corp.	27,531	815,744
Hub Group, Inc. Class A (a)	29,382	1,027,195
Pacer International, Inc. (a)(d)	34,535	187,525
United Parcel Service, Inc. Class B	561,303	41,424,161
UTI Worldwide, Inc.	83,200	1,655,680
		85,378,502
Airlines - 0.2%
AirTran Holdings, Inc. (a)	116,448	850,070
Alaska Air Group, Inc. (a)	27,766	1,650,689
Allegiant Travel Co. (d)	12,630	521,240
AMR Corp. (a)(d)	255,515	1,722,171
Delta Air Lines, Inc. (a)	618,002	6,946,342
Hawaiian Holdings, Inc. (a)(d)	43,857	291,210
JetBlue Airways Corp. (a)(d)	183,487	1,045,876
Pinnacle Airlines Corp. (a)(d)	13,246	80,138
Republic Airways Holdings, Inc. (a)(d)	49,898	316,353
SkyWest, Inc.	44,139	728,294
Southwest Airlines Co.	583,572	6,903,657
United Continental Holdings, Inc. (d)	248,063	5,963,435
US Airways Group, Inc. (a)(d)	136,465	1,174,964
		28,194,439
Building Products - 0.1%
A.O. Smith Corp.	32,101	1,296,880
AAON, Inc. (d)	23,897	733,638
American Woodmark Corp.	8,120	161,994
Ameron International Corp. (d)	7,610	537,723
Apogee Enterprises, Inc.	31,812	434,870
Armstrong World Industries, Inc. (d)	12,669	527,537
Builders FirstSource, Inc. (a)	18,709	44,715
Gibraltar Industries, Inc. (a)	19,000	205,770
Griffon Corp. (a)	45,173	544,786
Insteel Industries, Inc. (d)	19,514	241,388
Lennox International, Inc. (d)	38,000	1,843,000
Masco Corp.	279,616	3,799,981
NCI Building Systems, Inc. (a)(d)	18,615	263,030
Owens Corning (a)	86,862	3,103,579
Quanex Building Products Corp.	28,267	533,964
Simpson Manufacturing Co. Ltd. (d)	24,564	710,637
Trex Co., Inc. (a)(d)	13,593	407,110
Universal Forest Products, Inc. (d)	16,084	548,464
USG Corp. (a)(d)	54,636	936,461
		16,875,527
Commercial Services & Supplies - 0.7%
ABM Industries, Inc. (d)	38,140	1,015,668
ACCO Brands Corp. (a)(d)	40,654	347,592
American Reprographics Co. (a)(d)	29,951	266,564
APAC Customer Services, Inc. (a)	4,300	25,198
Avery Dennison Corp.	79,353	3,167,772
Casella Waste Systems, Inc. Class A (a)(d)	34,819	255,223
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Cenveo, Inc. (a)	56,902	$ 318,082
Cintas Corp.	95,446	2,683,942
Clean Harbors, Inc. (a)	18,419	1,692,338
Consolidated Graphics, Inc. (a)	10,742	585,869
Copart, Inc. (a)	57,451	2,413,517
Corrections Corp. of America (a)(d)	89,000	2,210,760
Courier Corp.	2,999	42,796
Covanta Holding Corp. (d)	107,050	1,811,286
Deluxe Corp. (d)	56,165	1,435,016
EnergySolutions, Inc. (d)	116,176	769,085
EnerNOC, Inc. (a)(d)	17,720	341,642
Ennis, Inc.	24,766	402,448
Fuel Tech, Inc. (a)(d)	25,272	189,035
G&K Services, Inc. Class A	11,022	357,333
Healthcare Services Group, Inc.	39,210	696,762
Herman Miller, Inc.	42,238	1,137,892
Higher One Holdings, Inc. (a)(d)	22,463	422,080
HNI Corp.	29,786	945,110
InnerWorkings, Inc. (a)(d)	33,190	271,162
Interface, Inc. Class A	40,371	672,985
Intersections, Inc.	8,825	88,162
Iron Mountain, Inc.	142,032	3,692,832
KAR Auction Services, Inc. (a)	10,875	152,685
Kimball International, Inc. Class B	18,777	134,443
Knoll, Inc.	37,498	775,084
M&F Worldwide Corp. (a)	9,630	238,920
McGrath RentCorp.	20,429	562,002
Metalico, Inc. (a)(d)	48,325	307,347
Mine Safety Appliances Co.	26,989	975,113
Mobile Mini, Inc. (a)(d)	18,629	423,623
Multi-Color Corp.	6,000	111,300
Perma-Fix Environmental Services, Inc. (a)	40,352	59,721
Pitney Bowes, Inc. (d)	157,493	3,965,674
Quad/Graphics, Inc. (a)	19,300	838,006
R.R. Donnelley & Sons Co.	159,272	2,965,645
Republic Services, Inc.	237,177	7,022,811
Rollins, Inc.	52,381	1,027,715
Schawk, Inc. Class A	4,896	88,471
Standard Parking Corp. (a)	4,477	81,302
Standard Register Co.	7,404	25,470
Steelcase, Inc. Class A	73,329	712,025
Stericycle, Inc. (a)(d)	67,558	5,838,362
Superior Uniform Group, Inc.	1,000	11,010
Swisher Hygiene, Inc. (a)	47,031	283,760
Sykes Enterprises, Inc. (a)	35,744	664,838
Team, Inc. (a)(d)	21,099	547,097
Tetra Tech, Inc. (a)	44,000	1,034,000
The Brink's Co.	44,106	1,361,552
The Geo Group, Inc. (a)(d)	66,956	1,702,691
TRC Companies, Inc. (a)	5,282	21,551

	Shares	Value
Unifirst Corp. Massachusetts	10,464	$ 590,170
United Stationers, Inc. (a)	17,897	1,206,616
US Ecology, Inc.	17,056	286,711
Viad Corp.	18,076	414,302
Virco Manufacturing Co.	3,120	9,984
Waste Connections, Inc.	97,628	2,830,236
Waste Management, Inc.	363,389	13,467,196
		78,995,584
Construction & Engineering - 0.4%
AECOM Technology Corp. (a)	105,381	3,018,112
Comfort Systems USA, Inc.	50,878	675,151
Dycom Industries, Inc. (a)(d)	30,197	521,200
EMCOR Group, Inc. (a)(d)	53,393	1,701,101
Fluor Corp.	141,375	10,003,695
Foster Wheeler AG (a)	92,328	3,338,580
Furmanite Corp. (a)	20,546	149,369
Granite Construction, Inc. (d)	26,266	748,581
Great Lakes Dredge & Dock Corp. (d)	45,451	357,699
Insituform Technologies, Inc. Class A (a)(d)	27,764	717,422
Integrated Electrical Services, Inc. (a)(d)	13,972	53,513
Jacobs Engineering Group, Inc. (a)	97,413	4,876,495
KBR, Inc.	123,453	4,049,258
Layne Christensen Co. (a)	17,863	596,088
MasTec, Inc. (a)	41,923	780,606
Michael Baker Corp. (a)	7,288	229,353
MYR Group, Inc. (a)	25,063	565,421
Northwest Pipe Co. (a)(d)	12,239	290,554
Orion Marine Group, Inc. (a)	18,394	227,166
Pike Electric Corp. (a)	16,312	158,553
Primoris Services Corp.	8,060	68,913
Quanta Services, Inc. (a)(d)	161,580	3,685,640
Shaw Group, Inc. (a)	62,523	2,483,414
Sterling Construction Co., Inc. (a)(d)	30,094	394,231
Tutor Perini Corp.	26,344	627,514
URS Corp. (a)	62,732	2,918,920
		43,236,549
Electrical Equipment - 0.8%
A123 Systems, Inc. (a)(d)	78,983	748,759
Active Power, Inc. (a)	36,438	81,986
Acuity Brands, Inc. (d)	36,015	2,035,568
Advanced Battery Technologies, Inc. (a)(d)	87,409	339,147
Allied Motion Technologies, Inc. (a)	4,896	39,168
Altair Nanotechnologies, Inc. (a)(d)	10,000	27,000
American Superconductor Corp. (a)(d)	35,578	943,529
AMETEK, Inc.	122,564	5,141,560
AZZ, Inc. (d)	14,324	611,062
Babcock & Wilcox Co. (a)	89,698	3,029,101
Beacon Power Corp. (a)(d)	22,902	78,783
Belden, Inc.	35,954	1,316,995
Brady Corp. Class A	38,539	1,377,384
Broadwind Energy, Inc. (a)(d)	45,253	72,405
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Capstone Turbine Corp. (a)(d)	340,397	$ 517,403
Coleman Cable, Inc. (a)(d)	900	6,651
Cooper Industries PLC Class A	128,000	8,236,800
Emerson Electric Co.	606,215	36,166,787
Encore Wire Corp.	24,064	564,541
Ener1, Inc. (a)(d)	30,034	110,825
Energy Focus, Inc. (a)	3,941	4,059
EnerSys (a)	40,960	1,454,080
Espey Manufacturing & Electronics Corp.	1,488	34,164
Franklin Electric Co., Inc.	16,711	710,218
FuelCell Energy, Inc. (a)(d)	167,928	293,874
Generac Holdings, Inc.	17,658	323,671
General Cable Corp. (a)(d)	39,657	1,721,907
Global Power Equipment Group, Inc. (a)	10,000	224,700
GrafTech International Ltd. (a)(d)	92,787	1,856,668
Hubbell, Inc. Class B	45,468	3,069,545
II-VI, Inc. (a)(d)	19,194	982,541
LSI Industries, Inc.	12,688	98,205
MagneTek, Inc. (a)	3,582	7,236
Nexxus Lighting, Inc. (a)	2,100	6,846
Plug Power, Inc. (a)	25,662	18,733
Polypore International, Inc. (a)(d)	16,415	959,293
Powell Industries, Inc. (a)(d)	8,981	335,800
PowerSecure International, Inc. (a)(d)	15,636	115,706
Regal-Beloit Corp. (d)	28,756	2,097,750
Rockwell Automation, Inc.	111,070	9,744,171
Roper Industries, Inc.	71,570	6,021,184
Satcon Technology Corp. (a)(d)	87,873	319,858
SL Industries, Inc. (a)	2,508	47,978
Thomas & Betts Corp. (a)	40,077	2,219,865
Ultralife Corp. (a)(d)	15,600	80,496
UQM Technologies, Inc. (a)(d)	3,800	11,628
Valence Technology, Inc. (a)(d)	12,072	18,229
Valpey Fisher Corp. (a)	2,100	8,715
Vicor Corp. (d)	9,086	138,380
Woodward, Inc. (d)	44,896	1,476,629
		95,847,583
Industrial Conglomerates - 2.1%
3M Co.	523,460	48,278,716
Carlisle Companies, Inc.	47,837	2,057,469
General Electric Co.	8,527,118	178,387,309
Raven Industries, Inc.	17,449	946,783
Seaboard Corp.	200	464,040
Standex International Corp.	12,568	430,705
Textron, Inc.	211,089	5,718,401
Tredegar Corp.	28,430	554,954
Tyco International Ltd.	395,435	17,929,023
United Capital Corp. (a)	2,262	62,160
		254,829,560

	Shares	Value
Machinery - 2.5%
3D Systems Corp. (a)(d)	12,122	$ 593,372
Accuride Corp. (a)	34,214	478,654
Actuant Corp. Class A (d)	50,064	1,416,811
Adept Technology, Inc. (a)	680	2,734
AGCO Corp. (a)(d)	70,543	3,864,346
Alamo Group, Inc.	8,200	238,948
Albany International Corp. Class A	22,131	539,111
Altra Holdings, Inc. (a)	22,128	478,629
American Railcar Industries, Inc. (a)	10,474	211,680
Ampco-Pittsburgh Corp.	6,549	173,679
ArvinMeritor, Inc. (a)	80,391	1,440,607
Astec Industries, Inc. (a)	11,966	410,793
Badger Meter, Inc.	22,495	884,278
Barnes Group, Inc. (d)	30,587	650,891
Blount International, Inc. (a)	34,987	531,802
Briggs & Stratton Corp.	49,425	994,925
Bucyrus International, Inc. Class A	58,993	5,371,903
Cascade Corp. (d)	10,279	502,232
Caterpillar, Inc.	455,056	46,838,914
Chart Industries, Inc. (a)	22,666	1,028,810
CIRCOR International, Inc.	15,202	602,759
CLARCOR, Inc. (d)	36,902	1,518,148
Colfax Corp. (a)	22,381	496,411
Columbus McKinnon Corp. (NY Shares) (a)(d)	19,359	334,330
Commercial Vehicle Group, Inc. (a)	19,815	312,284
Crane Co.	37,272	1,760,729
Cummins, Inc.	141,608	14,319,401
Danaher Corp.	401,715	20,326,779
Deere & Co.	335,894	30,280,844
Donaldson Co., Inc.	54,209	3,051,967
Dover Corp.	146,242	9,396,049
Dynamic Materials Corp.	14,847	392,406
Eaton Corp.	132,539	14,682,670
Energy Recovery, Inc. (a)	21,981	74,516
EnPro Industries, Inc. (a)(d)	28,181	1,118,222
ESCO Technologies, Inc.	23,553	901,844
Federal Signal Corp.	50,058	323,875
Flow International Corp. (a)	28,106	112,143
Flowserve Corp.	44,556	5,568,163
Force Protection, Inc. (a)(d)	66,175	333,522
FreightCar America, Inc. (d)	19,186	539,510
Gardner Denver, Inc.	39,209	2,867,746
Gorman-Rupp Co.	13,215	493,316
Graco, Inc. (d)	47,766	1,944,554
Graham Corp. (d)	7,797	165,530
Greenbrier Companies, Inc. (a)(d)	17,988	449,340
Hardinge, Inc.	11,551	154,206
Harsco Corp.	62,697	2,142,356
Hurco Companies, Inc. (a)	3,204	96,216
IDEX Corp.	60,393	2,490,607
Illinois Tool Works, Inc.	343,133	18,563,495
Ingersoll-Rand Co. Ltd.	255,511	11,574,648
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
John Bean Technologies Corp.	27,405	$ 519,873
Joy Global, Inc.	80,244	7,814,161
Kadant, Inc. (a)	14,460	376,249
Kaydon Corp. (d)	23,000	902,520
Kennametal, Inc.	60,540	2,328,368
L.B. Foster Co. Class A (a)(d)	12,372	519,624
Lincoln Electric Holdings, Inc.	33,079	2,361,179
Lindsay Corp. (d)	11,966	844,919
Manitowoc Co., Inc. (d)	105,350	2,086,984
Middleby Corp. (a)(d)	19,442	1,743,364
Miller Industries, Inc.	360	5,983
Mueller Industries, Inc.	27,714	941,722
Mueller Water Products, Inc. Class A	101,652	412,707
NACCO Industries, Inc. Class A	3,799	473,165
Navistar International Corp. (a)	42,279	2,620,452
NN, Inc. (a)	14,100	172,725
Nordson Corp.	23,310	2,538,692
Omega Flex, Inc. (a)	300	3,921
Oshkosh Co. (a)	71,173	2,538,741
PACCAR, Inc.	290,250	14,550,233
Pall Corp.	88,777	4,825,918
Parker Hannifin Corp.	126,995	11,325,414
Pentair, Inc. (d)	80,000	2,966,400
RBC Bearings, Inc. (a)	25,395	919,045
Robbins & Myers, Inc.	39,866	1,699,488
Sauer-Danfoss, Inc. (a)	11,435	349,111
Snap-On, Inc.	46,046	2,644,422
SPX Corp.	38,026	3,032,954
Sun Hydraulics Corp.	15,000	541,500
Tecumseh Products Co. Class A (non-vtg.) (a)	21,767	261,857
Tennant Co.	16,284	661,945
Terex Corp. (a)	85,000	2,868,750
Timken Co.	58,376	2,844,079
Titan International, Inc. (d)	37,101	891,166
Toro Co.	28,710	1,791,504
TriMas Corp. (a)	17,832	366,804
Trinity Industries, Inc. (d)	57,000	1,775,550
Twin Disc, Inc.	8,348	270,141
Valmont Industries, Inc. (d)	15,488	1,581,015
Wabash National Corp. (a)(d)	81,532	849,563
WABCO Holdings, Inc. (a)	55,565	3,246,663
Wabtec Corp.	36,463	2,069,640
Watts Water Technologies, Inc. Class A (d)	21,182	828,428
		306,408,644
Marine - 0.0%
Alexander & Baldwin, Inc.	31,226	1,309,618
Baltic Trading Ltd.	24,565	232,631
Eagle Bulk Shipping, Inc. (a)(d)	88,868	365,247

	Shares	Value
Genco Shipping & Trading Ltd. (a)(d)	31,967	$ 388,079
Horizon Lines, Inc. Class A	31,625	144,526
International Shipholding Corp.	6,249	152,726
Kirby Corp. (a)(d)	40,612	2,247,468
		4,840,295
Professional Services - 0.3%
Acacia Research Corp. - Acacia Technologies (a)(d)	35,320	1,035,582
Administaff, Inc.	18,343	549,006
Advisory Board Co. (a)(d)	16,258	831,759
Barrett Business Services, Inc.	2,508	36,592
CBIZ, Inc. (a)(d)	43,495	307,945
CDI Corp.	7,155	106,466
Corporate Executive Board Co.	28,235	1,131,376
CoStar Group, Inc. (a)(d)	18,378	1,041,481
CRA International, Inc. (a)(d)	18,135	470,422
CTPartners Executive Search, Inc.	1,000	15,500
Dolan Co. (a)	19,623	245,288
Dun & Bradstreet Corp.	39,637	3,202,670
Equifax, Inc.	97,011	3,468,143
Exponent, Inc. (a)(d)	18,059	710,622
FTI Consulting, Inc. (a)(d)	37,577	1,239,665
GP Strategies Corp. (a)	1,600	18,528
Heidrick & Struggles International, Inc.	25,893	705,066
Hill International, Inc. (a)	16,222	85,977
Hudson Highland Group, Inc. (a)(d)	6,919	46,426
Huron Consulting Group, Inc. (a)	19,198	534,088
ICF International, Inc. (a)	19,900	451,133
IHS, Inc. Class A (a)(d)	36,836	3,083,173
Kelly Services, Inc. Class A (non-vtg.) (a)(d)	22,445	471,794
Kforce, Inc. (a)(d)	30,240	540,086
Korn/Ferry International (a)(d)	34,882	797,403
LECG Corp. (a)	11,382	1,480
Manpower, Inc.	63,004	4,000,754
MISTRAS Group, Inc. (a)	11,517	173,792
Navigant Consulting, Inc. (a)	42,458	398,681
Nielsen Holdings B.V. (a)	56,234	1,495,262
On Assignment, Inc. (a)	30,613	321,437
RCM Technologies, Inc. (a)	1,400	7,112
Resources Connection, Inc.	37,123	716,103
Robert Half International, Inc.	113,000	3,604,700
School Specialty, Inc. (a)(d)	15,539	238,524
SFN Group, Inc. (a)	36,388	503,246
Spherix, Inc. (a)	2,713	1,351
Towers Watson & Co.	39,178	2,303,666
TrueBlue, Inc. (a)	31,970	516,316
Verisk Analytics, Inc. (a)	90,005	2,911,662
VSE Corp.	2,133	57,826
		38,378,103
Road & Rail - 0.9%
AMERCO (a)	5,493	530,569
Arkansas Best Corp. (d)	19,606	465,054
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Avis Budget Group, Inc. (a)(d)	91,148	$ 1,396,387
Celadon Group, Inc. (a)	16,994	248,282
Con-way, Inc. (d)	40,092	1,305,396
Covenant Transport Group, Inc. Class A (a)	2,866	24,934
CSX Corp.	297,790	22,233,001
Dollar Thrifty Automotive Group, Inc. (a)	21,490	1,141,334
Genesee & Wyoming, Inc. Class A (a)	29,171	1,519,517
Heartland Express, Inc. (d)	37,647	624,564
Hertz Global Holdings, Inc. (a)(d)	139,117	2,115,970
J.B. Hunt Transport Services, Inc.	68,820	2,863,600
Kansas City Southern (a)(d)	78,697	4,237,046
Knight Transportation, Inc.	37,691	701,430
Landstar System, Inc. (d)	37,300	1,658,731
Marten Transport Ltd.	24,195	516,563
Norfolk Southern Corp.	290,668	19,062,007
Old Dominion Freight Lines, Inc. (a)	44,557	1,371,464
Quality Distribution, Inc. (a)(d)	6,466	65,307
RailAmerica, Inc. (a)	25,136	377,040
Ryder System, Inc.	42,000	2,008,860
Saia, Inc. (a)(d)	13,559	204,470
Swift Transporation Co.	59,524	858,336
Union Pacific Corp.	398,144	37,986,919
Werner Enterprises, Inc. (d)	38,825	914,329
YRC Worldwide, Inc. (a)(d)	83,799	226,257
		104,657,367
Trading Companies & Distributors - 0.2%
Aceto Corp. (d)	15,986	126,769
Aircastle Ltd.	30,934	373,683
Applied Industrial Technologies, Inc.	27,153	869,982
Beacon Roofing Supply, Inc. (a)(d)	51,669	1,095,899
BlueLinx Corp. (a)	10,747	41,591
CAI International, Inc. (a)	8,922	188,968
Essex Rental Corp. (a)	15,231	96,717
Fastenal Co. (d)	105,916	6,580,561
GATX Corp.	31,808	1,103,420
H&E Equipment Services, Inc. (a)(d)	20,181	316,438
Houston Wire & Cable Co.	18,201	243,893
Interline Brands, Inc. (a)(d)	23,660	518,391
Kaman Corp. (d)	19,994	637,209
Lawson Products, Inc.	2,164	52,087
MSC Industrial Direct Co., Inc. Class A (d)	40,969	2,588,831
RSC Holdings, Inc. (a)(d)	43,640	594,813
Rush Enterprises, Inc. Class A (a)(d)	29,403	551,894
TAL International Group, Inc.	19,431	677,753
Textainer Group Holdings Ltd.	9,997	353,394
Titan Machinery, Inc. (a)(d)	20,049	515,861
United Rentals, Inc. (a)(d)	47,069	1,458,198
W.W. Grainger, Inc.	46,174	6,150,839
Watsco, Inc. (d)	19,797	1,278,490

	Shares	Value
WESCO International, Inc. (a)(d)	35,000	$ 2,037,700
Willis Lease Finance Corp. (a)	1,200	15,816
		28,469,197
TOTAL INDUSTRIALS		1,357,813,316
INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 2.1%
Acme Packet, Inc. (a)(d)	43,538	3,275,799
ADTRAN, Inc.	45,000	2,046,600
Alliance Fiber Optic Products, Inc. (a)	6,359	85,529
Anaren, Inc. (a)	27,831	590,574
Arris Group, Inc. (a)	89,892	1,186,574
Aruba Networks, Inc. (a)(d)	63,333	1,928,490
Aviat Networks, Inc. (a)	77,479	473,397
Bel Fuse, Inc. Class B (non-vtg.)	8,180	179,142
BigBand Networks, Inc. (a)(d)	52,482	136,453
Black Box Corp.	19,489	744,285
Blonder Tongue Laboratories, Inc. (a)	3,900	8,073
Blue Coat Systems, Inc. (a)(d)	35,999	1,013,012
Brocade Communications Systems, Inc. (a)	348,587	2,220,499
Calix Networks, Inc. (a)(d)	17,642	313,851
Ciena Corp. (a)(d)	71,876	1,981,621
Cisco Systems, Inc. (a)	4,426,249	82,151,181
Communications Systems, Inc.	2,718	43,869
Comtech Telecommunications Corp.	26,101	706,032
DG FastChannel, Inc. (a)(d)	30,761	1,018,497
Digi International, Inc. (a)	24,959	276,296
Ditech Networks, Inc. (a)	8,447	14,191
EchoStar Holding Corp. Class A (a)	37,613	1,305,171
EMCORE Corp. (a)(d)	69,212	193,101
EMS Technologies, Inc. (a)	24,115	468,796
Emulex Corp. (a)	77,716	854,876
Entrada Networks, Inc. (a)	150	0
Extreme Networks, Inc. (a)(d)	81,024	317,614
F5 Networks, Inc. (a)	63,123	7,449,145
Finisar Corp. (a)(d)	60,166	2,468,009
Globecomm Systems, Inc. (a)	13,582	144,648
Harmonic, Inc. (a)	87,814	843,893
Harris Corp.	98,382	4,590,504
Infinera Corp. (a)(d)	76,264	610,875
InterDigital, Inc. (d)	34,017	1,621,931
Ixia (a)(d)	35,026	614,706
JDS Uniphase Corp. (a)	195,500	4,822,985
Juniper Networks, Inc. (a)	418,758	18,425,352
KVH Industries, Inc. (a)	6,576	96,536
Lantronix, Inc. (a)	83	316
Loral Space & Communications Ltd. (a)	7,589	574,184
Meru Networks, Inc. (a)(d)	6,468	138,156
Motorola Mobility Holdings, Inc.	209,281	6,320,286
Motorola Solutions, Inc.	240,035	9,274,952
NETGEAR, Inc. (a)(d)	37,262	1,222,194
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Network Engines, Inc. (a)	2,300	$ 4,761
Network Equipment Technologies, Inc. (a)(d)	17,660	64,282
NumereX Corp. Class A (a)	3,105	28,566
Oclaro, Inc. (a)	33,507	590,728
Oplink Communications, Inc. (a)	17,767	483,440
Opnext, Inc. (a)(d)	45,408	190,260
Optical Cable Corp.	656	4,264
ORBCOMM, Inc. (a)	23,301	82,719
Parkervision, Inc. (a)	17,441	12,906
PC-Tel, Inc. (a)	2,627	19,676
Performance Technologies, Inc. (a)	3,463	6,926
Plantronics, Inc.	36,731	1,281,545
Polycom, Inc. (a)	65,048	3,109,294
Powerwave Technologies, Inc. (a)	103,954	383,590
Procera Networks, Inc. (a)	5,000	42,600
QUALCOMM, Inc.	1,281,108	76,328,415
Riverbed Technology, Inc. (a)(d)	113,996	4,706,895
SeaChange International, Inc. (a)(d)	20,553	194,020
Sonus Networks, Inc. (a)(d)	265,678	805,004
Sycamore Networks, Inc.	16,176	345,358
Symmetricom, Inc. (a)	25,258	142,960
Tekelec (a)(d)	52,160	400,067
Tellabs, Inc.	265,143	1,429,121
Telular Corp.	2,100	14,595
Tollgrade Communications, Inc. (a)	2,548	25,455
UTStarcom, Inc. (a)(d)	75,765	155,318
ViaSat, Inc. (a)(d)	27,907	1,161,210
Westell Technologies, Inc. Class A (a)	10,212	33,393
Zoom Technologies, Inc. (a)(d)	28,169	105,915
		254,905,478
Computers & Peripherals - 3.7%
Apple, Inc. (a)	732,671	258,786,724
Astro-Med, Inc.	5,359	40,246
Avid Technology, Inc. (a)(d)	21,770	480,246
Concurrent Computer Corp. (a)	1,148	7,037
Cray, Inc. (a)	27,805	205,201
Datalink Corp. (a)	2,627	17,732
Dataram Corp. (a)	3,881	8,965
Dell, Inc. (a)	1,374,380	21,756,435
Diebold, Inc.	49,625	1,744,815
Dot Hill Systems Corp. (a)	34,851	113,963
Electronics for Imaging, Inc. (a)(d)	64,810	1,000,018
EMC Corp. (a)	1,624,934	44,214,454
Hauppauge Digital, Inc. (a)	500	1,185
Hewlett-Packard Co.	1,812,120	79,062,796
Hutchinson Technology, Inc. (a)(d)	11,789	37,017
Hypercom Corp. (a)(d)	36,705	366,683
iGO, Inc. (a)(d)	21,591	82,262
Imation Corp. (a)	17,514	201,061
Immersion Corp. (a)	36,085	256,204

	Shares	Value
Intermec, Inc. (a)	38,256	$ 429,615
Interphase Corp. (a)	12,467	65,452
Intevac, Inc. (a)(d)	15,683	200,272
Lexmark International, Inc. Class A (a)(d)	60,587	2,273,830
MidgardXXI, Inc. (a)	10	0
NCR Corp. (a)	120,108	2,294,063
NetApp, Inc. (a)	281,809	14,558,253
Novatel Wireless, Inc. (a)(d)	32,010	189,499
OCZ Technology Group, Inc. (a)	20,732	156,112
Overland Storage, Inc. (a)	693	1,095
Presstek, Inc. (a)(d)	8,481	20,100
QLogic Corp. (a)	92,628	1,672,862
Quantum Corp. (a)(d)	145,293	376,309
Rimage Corp.	7,000	105,070
SanDisk Corp. (a)	183,487	9,100,955
Scan-Optics, Inc. (a)	300	0
Seagate Technology (a)	378,630	4,808,601
Silicon Graphics International Corp. (a)(d)	29,148	452,085
STEC, Inc. (a)(d)	30,010	613,104
Stratasys, Inc. (a)(d)	22,294	1,011,702
Super Micro Computer, Inc. (a)(d)	15,000	224,250
Synaptics, Inc. (a)(d)	25,614	755,613
Video Display Corp. (a)	3,439	13,240
Western Digital Corp. (a)	179,171	5,479,049
		453,184,175
Electronic Equipment & Components - 1.0%
Advanced Photonix, Inc. Class A (a)(d)	5,286	10,889
Aeroflex Holding Corp.	12,988	255,214
Agilysys, Inc. (a)(d)	29,574	148,461
Amphenol Corp. Class A	134,616	7,737,728
Anixter International, Inc. (d)	21,000	1,504,020
Arrow Electronics, Inc. (a)	89,004	3,488,957
Avnet, Inc. (a)	114,227	3,907,706
AVX Corp.	28,540	455,213
Benchmark Electronics, Inc. (a)	58,190	1,097,463
Brightpoint, Inc. (a)(d)	59,347	747,772
CalAmp Corp. (a)	3,621	11,044
Checkpoint Systems, Inc. (a)(d)	28,100	612,018
Clearfield, Inc. (a)	2,800	14,000
Cognex Corp.	28,237	788,095
Coherent, Inc. (a)(d)	23,737	1,465,760
Comverge, Inc. (a)	24,404	124,216
Corning, Inc.	1,244,802	28,705,134
CTS Corp. (d)	21,333	253,009
Daktronics, Inc. (d)	37,452	428,825
Dolby Laboratories, Inc. Class A (a)	51,564	2,607,591
DTS, Inc. (a)(d)	21,936	994,798
Echelon Corp. (a)(d)	28,938	253,497
Electro Rent Corp.	2,627	42,058
Electro Scientific Industries, Inc. (a)	25,174	383,652
Fabrinet (a)	15,195	444,150
FARO Technologies, Inc. (a)	21,693	773,355
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
FLIR Systems, Inc.	120,718	$ 3,899,191
Frequency Electronics, Inc. (a)	500	4,030
Gerber Scientific, Inc. (a)(d)	4,538	37,439
Giga-Tronics, Inc. (a)	3,000	7,620
GTSI Corp. (a)	2,376	11,262
Identive Group, Inc. (a)	600	1,578
IEC Electronics Corp. (a)(d)	100	847
Ingram Micro, Inc. Class A (a)	123,200	2,455,376
Insight Enterprises, Inc. (a)	30,442	556,784
IPG Photonics Corp. (a)(d)	19,405	1,104,533
Iteris, Inc. (a)	1,200	1,968
Itron, Inc. (a)(d)	31,958	1,812,338
Jabil Circuit, Inc.	153,436	3,288,133
KEMET Corp. (a)	27,578	383,334
L-1 Identity Solutions, Inc. (a)	65,365	778,497
LeCroy Corp. (a)	9,671	135,781
LightPath Technologies, Inc. Class A (a)	437	625
Littelfuse, Inc.	24,755	1,307,807
LoJack Corp. (a)	24,509	146,564
Maxwell Technologies, Inc. (a)(d)	16,314	295,447
Measurement Specialties, Inc. (a)	9,947	307,760
Mercury Computer Systems, Inc. (a)	16,844	319,699
Mesa Laboratories, Inc.	2,540	76,327
Methode Electronics, Inc. Class A	32,238	377,185
Micronetics, Inc. (a)	1,137	4,662
Microvision, Inc. (a)(d)	81,097	135,432
MOCON, Inc.	2,570	33,590
Molex, Inc. (d)	100,000	2,793,000
MTS Systems Corp.	19,462	901,285
Multi-Fineline Electronix, Inc. (a)(d)	11,912	340,921
National Instruments Corp.	63,904	1,989,332
NeoPhotonics Corp.	6,076	111,495
NetList, Inc. (a)	21,728	51,278
Newport Corp. (a)	27,067	450,666
OSI Systems, Inc. (a)	20,275	762,746
Park Electrochemical Corp. (d)	18,978	603,500
PC Connection, Inc. (a)	2,687	22,840
PC Mall, Inc. (a)	500	5,300
Planar Systems, Inc. (a)	2,649	6,887
Plexus Corp. (a)(d)	30,922	971,878
Power-One, Inc. (a)(d)	77,257	635,825
Pulse Electronics Corp.	34,299	207,166
RadiSys Corp. (a)(d)	10,726	89,348
Research Frontiers, Inc. (a)	2,000	15,680
Richardson Electronics Ltd.	8,705	113,165
Rofin-Sinar Technologies, Inc. (a)	25,906	1,004,635
Rogers Corp. (a)	20,008	943,577
Sanmina-SCI Corp. (a)	66,811	1,043,588
ScanSource, Inc. (a)	22,961	838,765
SMART Modular Technologies (WWH), Inc. (a)(d)	21,644	149,993

	Shares	Value
Spectrum Control, Inc. (a)	1,791	$ 25,092
SYNNEX Corp. (a)(d)	17,416	614,436
Tech Data Corp. (a)	35,292	1,749,777
Trimble Navigation Ltd. (a)(d)	91,432	4,493,883
TTM Technologies, Inc. (a)(d)	52,954	928,813
Tyco Electronics Ltd.	347,466	12,522,675
Universal Display Corp. (a)(d)	43,724	1,840,343
Viasystems Group, Inc. (a)	4,738	112,480
Vishay Intertechnology, Inc. (a)	151,851	2,649,800
Vishay Precision Group, Inc. (a)	11,162	184,731
Wayside Technology Group, Inc.	1,433	20,807
X-Rite, Inc. (a)(d)	29,750	138,338
Zygo Corp. (a)(d)	11,433	165,550
		114,238,029
Internet Software & Services - 1.7%
Akamai Technologies, Inc. (a)	142,260	5,339,018
Ancestry.com, Inc. (a)(d)	17,904	588,325
AOL, Inc. (a)	81,798	1,707,124
Autobytel, Inc. (a)	6,680	7,548
comScore, Inc. (a)(d)	24,813	683,102
Constant Contact, Inc. (a)(d)	25,942	750,502
DealerTrack Holdings, Inc. (a)(d)	40,324	813,738
Demand Media, Inc. (d)	7,292	164,070
Dice Holdings, Inc. (a)(d)	24,388	334,847
Digital River, Inc. (a)(d)	29,881	1,003,404
EarthLink, Inc.	93,772	771,744
EasyLink Services International Corp. (a)	600	2,502
eBay, Inc. (a)	895,621	30,007,782
Equinix, Inc. (a)(d)	35,156	3,038,885
Google, Inc. Class A (a)	186,654	114,493,564
GSI Commerce, Inc. (a)(d)	45,019	935,945
IAC/InterActiveCorp (a)	63,912	1,985,746
iMergent, Inc.	7,660	46,649
InfoSpace, Inc. (a)	38,127	307,304
Internap Network Services Corp. (a)(d)	31,452	213,874
IntraLinks Holdings, Inc.	16,000	451,040
iPass, Inc.	26,101	38,890
j2 Global Communications, Inc. (a)(d)	36,797	1,070,425
Jupiter Media Metrix, Inc. (a)	4,711	0
Keynote Systems, Inc.	20,911	367,824
KIT Digital, Inc. (a)(d)	33,823	440,037
Limelight Networks, Inc. (a)(d)	38,482	267,450
Liquidity Services, Inc. (a)	18,306	294,177
LivePerson, Inc. (a)(d)	34,886	349,907
LogMeIn, Inc. (a)(d)	26,702	958,335
LoopNet, Inc. (a)	38,132	453,771
Marchex, Inc. Class B	33,368	299,978
ModusLink Global Solutions, Inc. (a)	36,096	249,062
Monster Worldwide, Inc. (a)(d)	102,447	1,756,966
Move, Inc. (a)(d)	91,866	194,756
NIC, Inc. (d)	56,640	574,330
Onstream Media Corp. (a)	34	38
OpenTable, Inc. (a)(d)	13,086	1,162,953
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Openwave Systems, Inc. (a)	54,415	$ 120,801
Perficient, Inc. (a)	16,992	211,211
quepasa.com, Inc. (a)	10,488	91,350
QuinStreet, Inc. (d)	20,497	446,630
Rackspace Hosting, Inc. (a)(d)	88,714	3,274,434
RealNetworks, Inc. (a)	104,429	402,052
RightNow Technologies, Inc. (a)(d)	24,176	645,257
Saba Software, Inc. (a)(d)	3,088	21,832
SAVVIS, Inc. (a)(d)	38,278	1,243,652
SciQuest, Inc.	4,900	69,874
Selectica, Inc. (a)	643	3,813
Stamps.com, Inc.	4,851	65,197
Support.com, Inc. (a)	18,629	103,950
Terremark Worldwide, Inc. (a)	35,051	665,268
The Knot, Inc. (a)	26,713	267,931
TheStreet.com, Inc.	4,299	14,273
Travelzoo, Inc. (a)(d)	4,777	188,453
United Online, Inc. (d)	83,735	503,247
ValueClick, Inc. (a)	65,749	981,633
VeriSign, Inc.	134,565	4,748,799
VistaPrint Ltd. (a)(d)	31,000	1,587,510
Vocus, Inc. (a)(d)	27,197	660,887
Web.com, Inc. (a)	20,761	264,080
WebMD Health Corp. (a)	44,769	2,596,602
WebMediaBrands, Inc. (a)	1,200	1,644
Yahoo!, Inc. (a)	1,007,816	16,528,182
Zix Corp. (a)	50,920	187,895
		208,022,069
IT Services - 3.1%
Accenture PLC Class A	491,662	25,310,760
Acxiom Corp. (a)	59,611	1,021,733
Alliance Data Systems Corp. (a)(d)	40,428	3,183,301
Automatic Data Processing, Inc.	397,334	19,866,700
Booz Allen Hamilton Holding Corp. Class A	8,000	147,920
Broadridge Financial Solutions, Inc.	94,665	2,169,722
CACI International, Inc. Class A (a)(d)	23,086	1,369,462
Cardtronics, Inc. (a)	23,612	447,447
Ciber, Inc. (a)	62,714	292,874
Cognizant Technology Solutions Corp. Class A (a)	239,095	18,379,233
Computer Sciences Corp.	121,482	5,846,929
Convergys Corp. (a)	93,827	1,320,146
CoreLogic, Inc. (a)	79,902	1,490,172
CSG Systems International, Inc. (a)(d)	30,887	603,841
CSP, Inc. (a)	4,299	17,712
DST Systems, Inc.	28,971	1,477,521
Dynamics Research Corp. (a)	2,841	43,638
Echo Global Logistics, Inc. (a)(d)	9,011	106,510
Edgewater Technology, Inc. (a)	3,344	7,792
eLoyalty Corp. (a)	5,011	34,075

	Shares	Value
ePresence, Inc.	600	$ 0
Euronet Worldwide, Inc. (a)(d)	42,896	775,131
Fidelity National Information Services, Inc.	196,750	6,372,733
Fiserv, Inc. (a)	118,638	7,506,226
FleetCor Technologies, Inc.	9,736	311,455
Forrester Research, Inc. (d)	12,145	439,406
Gartner, Inc. Class A (a)	65,757	2,480,354
Genpact Ltd. (a)(d)	76,989	1,073,997
Global Cash Access Holdings, Inc. (a)	36,284	124,817
Global Payments, Inc.	61,708	2,961,367
Hackett Group, Inc. (a)(d)	2,704	9,761
Heartland Payment Systems, Inc.	35,890	702,726
iGate Corp. (d)	19,291	349,167
Innodata Isogen, Inc. (a)	10,986	29,992
Integral Systems, Inc. (a)	21,096	258,215
International Business Machines Corp.	994,389	160,971,691
Jack Henry & Associates, Inc. (d)	63,360	2,021,818
Lender Processing Services, Inc.	73,000	2,487,110
Lionbridge Technologies, Inc. (a)	40,348	148,481
ManTech International Corp. Class A (a)(d)	26,780	1,156,896
Mastech Holdings, Inc. (a)	348	1,705
MasterCard, Inc. Class A	84,191	20,252,987
Maximus, Inc.	17,521	1,296,554
MoneyGram International, Inc. (a)	50,743	140,051
NCI, Inc. Class A (a)	14,263	326,623
NeuStar, Inc. Class A (a)	56,000	1,414,000
Online Resources Corp. (a)	30,570	200,234
Paychex, Inc.	259,848	8,738,688
PFSweb, Inc. (a)	2,111	7,241
SAIC, Inc. (a)	290,678	4,749,679
Sapient Corp. (d)	95,545	1,132,208
SRA International, Inc. Class A (a)(d)	32,151	875,472
StarTek, Inc. (a)	2,269	12,616
Storage Engine, Inc. (a)	434	0
Stream Global Services, Inc. (a)	34,000	107,100
Syntel, Inc. (d)	19,261	1,014,092
Teletech Holdings, Inc. (a)	22,443	511,252
Teradata Corp. (a)	131,597	6,292,969
The Management Network Group, Inc. (a)	240	595
The Western Union Co.	524,660	11,537,273
TNS, Inc. (a)	28,980	546,273
Total System Services, Inc. (d)	149,686	2,656,927
TSR, Inc. (a)	50	248
Unisys Corp. (a)	28,857	1,072,326
VeriFone Systems, Inc. (a)(d)	65,337	2,968,913
Visa, Inc. Class A	398,720	29,126,496
Wright Express Corp. (a)(d)	28,758	1,466,658
XETA Technologies, Inc. (a)	2,000	11,020
Zanett, Inc. (a)(d)	37,959	50,106
		369,829,137
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.1%
Xerox Corp.	1,093,669	$ 11,756,942
Zebra Technologies Corp. Class A (a)	45,996	1,716,571
		13,473,513
Semiconductors & Semiconductor Equipment - 2.9%
Advanced Analogic Technologies, Inc. (a)	28,971	122,547
Advanced Energy Industries, Inc. (a)(d)	36,156	582,835
Advanced Micro Devices, Inc. (a)(d)	441,120	4,062,715
AEHR Test Systems (a)	3,637	6,365
Aetrium, Inc. (a)	2,400	4,416
Altera Corp.	242,221	10,139,371
Amkor Technology, Inc. (a)(d)	103,886	765,640
Amtech Systems, Inc. (a)(d)	14,403	330,837
ANADIGICS, Inc. (a)	46,131	250,491
Analog Devices, Inc.	228,822	9,125,421
Applied Materials, Inc.	1,058,415	17,389,758
Applied Micro Circuits Corp. (a)(d)	85,622	899,031
Atheros Communications, Inc. (a)	51,172	2,293,017
Atmel Corp. (a)	359,116	5,271,823
ATMI, Inc. (a)	27,202	496,164
Axcelis Technologies, Inc. (a)(d)	87,927	241,799
AXT, Inc. (a)(d)	26,307	195,198
Broadcom Corp. Class A	343,796	14,171,271
Brooks Automation, Inc. (a)(d)	54,086	678,779
Cabot Microelectronics Corp. (a)	26,910	1,313,746
Cavium Networks, Inc. (a)(d)	42,346	1,828,500
Ceva, Inc. (a)	15,930	363,204
Cirrus Logic, Inc. (a)(d)	50,673	1,183,215
Cohu, Inc.	21,049	309,841
Conexant Systems, Inc. (a)	79,592	187,837
Cree, Inc. (a)(d)	83,570	4,401,632
Cymer, Inc. (a)(d)	28,102	1,421,961
Cypress Semiconductor Corp. (a)	118,990	2,494,030
Diodes, Inc. (a)	31,285	906,014
DSP Group, Inc. (a)	29,152	230,009
Energy Conversion Devices, Inc. (a)(d)	56,015	219,579
Entegris, Inc. (a)(d)	120,306	1,049,068
Entropic Communications, Inc. (a)(d)	49,498	458,351
Evergreen Solar, Inc. (a)(d)	29,709	65,954
Exar Corp. (a)	31,629	204,640
Fairchild Semiconductor International, Inc. (a)(d)	115,283	2,030,134
FEI Co. (a)	29,919	1,003,184
First Solar, Inc. (a)(d)	43,463	6,406,012
FormFactor, Inc. (a)(d)	40,019	393,387
FSI International, Inc. (a)(d)	31,326	121,232
GT Solar International, Inc. (a)(d)	76,955	822,649
Hittite Microwave Corp. (a)(d)	18,372	1,127,673
Ikanos Communications, Inc. (a)	40,760	51,358
Integrated Device Technology, Inc. (a)	116,875	905,781
Integrated Silicon Solution, Inc. (a)	31,506	308,129
Intel Corp.	4,446,105	95,457,874

	Shares	Value
International Rectifier Corp. (a)	56,202	$ 1,806,332
Intersil Corp. Class A	101,081	1,292,826
Intest Corp. (a)	2,530	10,727
IXYS Corp. (a)	43,219	536,780
KLA-Tencor Corp.	128,419	6,269,416
Kopin Corp. (a)	36,300	159,357
Kulicke & Soffa Industries, Inc. (a)(d)	63,219	606,270
Lam Research Corp. (a)	93,845	5,152,091
Lattice Semiconductor Corp. (a)	171,631	1,139,630
Linear Technology Corp.	166,020	5,737,651
LSI Corp. (a)	463,843	2,917,572
LTX-Credence Corp. (a)	56,688	506,791
Marvell Technology Group Ltd. (a)	424,647	7,762,547
Mattson Technology, Inc. (a)(d)	45,794	119,980
Maxim Integrated Products, Inc.	229,429	6,327,652
MaxLinear, Inc. Class A (a)	12,240	128,765
MEMC Electronic Materials, Inc. (a)	175,246	2,378,088
Micrel, Inc.	38,851	522,157
Microchip Technology, Inc. (d)	136,343	5,032,420
Micron Technology, Inc. (a)	782,713	8,711,596
Microsemi Corp. (a)	61,682	1,358,854
Mindspeed Technologies, Inc. (a)(d)	23,812	184,305
MIPS Technologies, Inc. (a)(d)	48,280	587,568
MKS Instruments, Inc.	40,801	1,224,846
Monolithic Power Systems, Inc. (a)	41,045	634,145
MoSys, Inc. (a)(d)	5,107	28,803
Nanometrics, Inc. (a)	33,344	600,859
National Semiconductor Corp.	195,769	3,034,420
Netlogic Microsystems, Inc. (a)(d)	40,995	1,696,783
Novellus Systems, Inc. (a)	70,862	2,831,646
NVE Corp. (a)(d)	7,030	416,528
NVIDIA Corp. (a)	449,189	10,178,623
Omnivision Technologies, Inc. (a)	51,642	1,581,278
ON Semiconductor Corp. (a)(d)	324,580	3,619,067
PDF Solutions, Inc. (a)(d)	5,015	34,704
Pericom Semiconductor Corp. (a)	20,374	204,962
Photronics, Inc. (a)(d)	52,431	468,733
Pixelworks, Inc. (a)	2,229	7,645
PLX Technology, Inc. (a)	20,754	78,035
PMC-Sierra, Inc. (a)	163,178	1,289,106
Power Integrations, Inc.	33,258	1,324,999
QuickLogic Corp. (a)(d)	14,539	72,695
Rambus, Inc. (a)	83,250	1,710,788
Ramtron International Corp. (a)	5,613	12,180
RF Micro Devices, Inc. (a)(d)	207,898	1,559,235
Rubicon Technology, Inc. (a)(d)	21,254	485,016
Rudolph Technologies, Inc. (a)(d)	15,301	169,535
Semtech Corp. (a)(d)	46,483	1,100,717
Sigma Designs, Inc. (a)(d)	26,543	363,108
Silicon Image, Inc. (a)(d)	98,207	789,584
Silicon Laboratories, Inc. (a)(d)	32,991	1,497,791
Skyworks Solutions, Inc. (a)(d)	140,530	5,050,648
Spansion, Inc. Class A (a)	19,743	415,985
Standard Microsystems Corp. (a)	28,936	767,672
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
SunPower Corp. Class A (a)	83,550	$ 1,426,199
Supertex, Inc. (a)(d)	18,603	425,265
Tech/Ops Sevcon, Inc. (a)	2,508	16,452
Tegal Corp. (a)	508	365
Teradyne, Inc. (a)(d)	147,810	2,753,700
Tessera Technologies, Inc. (a)	37,851	658,986
Texas Instruments, Inc.	950,707	33,854,676
TranSwitch Corp. (a)	2,419	6,338
Trident Microsystems, Inc. (a)(d)	25,747	34,758
Trio-Tech International (a)	4,299	20,420
TriQuint Semiconductor, Inc. (a)(d)	115,778	1,649,837
Ultra Clean Holdings, Inc. (a)(d)	15,000	158,550
Ultratech, Inc. (a)(d)	36,536	903,170
Varian Semiconductor Equipment Associates, Inc. (a)(d)	55,372	2,641,798
Veeco Instruments, Inc. (a)(d)	33,948	1,615,246
Volterra Semiconductor Corp. (a)(d)	32,732	825,828
Xilinx, Inc. (d)	195,466	6,499,245
Zoran Corp. (a)	59,085	662,343
		348,945,159
Software - 3.7%
ACI Worldwide, Inc. (a)(d)	36,109	1,130,573
Activision Blizzard, Inc.	428,644	4,766,521
Actuate Corp. (a)	49,055	233,992
Adobe Systems, Inc. (a)	406,000	14,007,000
Advent Software, Inc. (a)(d)	31,614	916,806
American Software, Inc. Class A (d)	4,418	29,689
ANSYS, Inc. (a)(d)	81,162	4,571,044
Ariba, Inc. (a)	83,074	2,571,140
Aspen Technology, Inc. (a)	61,609	938,305
Authentidate Holding Corp. (a)	1,900	1,017
Autodesk, Inc. (a)	177,191	7,450,882
Bitstream, Inc. Class A (a)	6,051	40,239
Blackbaud, Inc.	31,757	845,054
Blackboard, Inc. (a)(d)	27,792	972,998
BMC Software, Inc. (a)	138,240	6,842,880
Bottomline Technologies, Inc. (a)(d)	26,416	584,058
BroadSoft, Inc. (a)(d)	15,109	533,348
BSQUARE Corp. (a)	300	3,600
CA, Inc.	319,506	7,917,359
Cadence Design Systems, Inc. (a)(d)	243,605	2,423,870
Citrix Systems, Inc. (a)	145,529	10,210,315
CommVault Systems, Inc. (a)(d)	42,494	1,552,306
Compuware Corp. (a)	166,500	1,874,790
Concur Technologies, Inc. (a)(d)	35,353	1,839,417
Datawatch Corp. (a)	2,268	11,907
ebix.com, Inc. (a)	36,518	961,884
Electronic Arts, Inc. (a)	251,027	4,719,308
Epicor Software Corp. (a)	38,816	399,805
EPIQ Systems, Inc. (d)	34,750	479,898
FactSet Research Systems, Inc.	32,425	3,400,734

	Shares	Value
Fair Isaac Corp. (d)	43,549	$ 1,217,195
FalconStor Software, Inc. (a)	18,520	90,192
Fonix Corp. (a)	1	0
Fortinet, Inc. (a)	33,243	1,357,644
Glu Mobile, Inc. (a)(d)	31,422	142,342
GSE Systems, Inc. (a)	452	1,564
Informatica Corp. (a)(d)	70,941	3,334,936
Interactive Intelligence, Inc. (a)	7,768	267,297
Intuit, Inc. (a)	229,129	12,047,603
JDA Software Group, Inc. (a)(d)	41,914	1,236,463
Kenexa Corp. (a)(d)	14,889	345,276
Lawson Software, Inc. (a)(d)	135,967	1,378,705
Magma Design Automation, Inc. (a)	31,318	208,265
Manhattan Associates, Inc. (a)	23,929	770,514
McAfee, Inc. (a)	119,703	5,739,759
Mentor Graphics Corp. (a)	93,643	1,488,924
MICROS Systems, Inc. (a)	58,853	2,803,757
Microsoft Corp.	6,081,894	161,656,743
MicroStrategy, Inc. Class A (a)(d)	9,796	1,164,255
Monotype Imaging Holdings, Inc. (a)	10,025	134,135
Motricity, Inc. (a)(d)	23,114	357,805
NetScout Systems, Inc. (a)	25,696	642,143
NetSol Technologies, Inc. (a)	26,683	48,296
NetSuite, Inc. (a)(d)	20,025	600,950
Novell, Inc. (a)	241,271	1,418,673
Nuance Communications, Inc. (a)(d)	184,119	3,435,661
Opnet Technologies, Inc.	5,444	185,532
Oracle Corp.	3,056,051	100,544,078
Parametric Technology Corp. (a)	82,569	1,956,885
Peerless Systems Corp. (a)	200	614
Pegasystems, Inc. (d)	18,993	765,038
Pervasive Software, Inc. (a)	4,889	28,112
Progress Software Corp. (a)	54,897	1,611,776
PROS Holdings, Inc. (a)	15,000	171,750
QAD, Inc. Class B	5,000	44,700
QLIK Technologies, Inc.	40,653	1,063,482
Quest Software, Inc. (a)	43,467	1,164,481
Radiant Systems, Inc. (a)(d)	26,015	446,157
RealD, Inc.	25,702	577,010
RealPage, Inc.	10,000	248,000
Red Hat, Inc. (a)	148,414	6,126,530
Renaissance Learning, Inc.	5,254	56,428
Rosetta Stone, Inc. (a)(d)	9,673	144,708
Rovi Corp. (a)(d)	86,679	4,803,750
S1 Corp. (a)	50,691	331,012
salesforce.com, Inc. (a)	92,636	12,252,964
Smith Micro Software, Inc. (a)	24,403	228,656
SolarWinds, Inc. (a)	23,042	517,293
Solera Holdings, Inc.	50,629	2,586,129
Sonic Foundry, Inc. (a)	180	2,655
Sourcefire, Inc. (a)(d)	30,942	838,528
SRS Labs, Inc. (a)	3,224	29,145
SS&C Technologies Holdings, Inc. (a)	9,991	195,724
SuccessFactors, Inc. (a)(d)	53,465	1,919,928
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Symantec Corp. (a)	620,012	$ 11,178,816
Synchronoss Technologies, Inc. (a)	28,394	972,778
Synopsys, Inc. (a)	108,453	3,006,317
Take-Two Interactive Software, Inc. (a)(d)	72,312	1,162,054
Taleo Corp. Class A (a)(d)	28,918	933,762
TeleCommunication Systems, Inc. Class A (a)	57,438	245,260
TeleNav, Inc.	14,000	157,080
THQ, Inc. (a)(d)	89,366	514,748
TIBCO Software, Inc. (a)(d)	128,300	3,158,746
TiVo, Inc. (a)(d)	81,385	836,638
Tyler Technologies, Inc. (a)(d)	34,991	774,001
Ultimate Software Group, Inc. (a)(d)	18,927	1,011,459
Vasco Data Security International, Inc. (a)(d)	35,184	315,600
Verint Systems, Inc. (a)(d)	10,000	343,800
Versant Corp. (a)	320	4,400
VirnetX Holding Corp. (d)	30,187	362,244
VMware, Inc. Class A (a)	48,745	4,077,519
Wave Systems Corp. Class A (a)(d)	41,571	163,790
Websense, Inc. (a)(d)	36,344	778,488
		452,958,401
TOTAL INFORMATION TECHNOLOGY		2,215,555,961
MATERIALS - 4.2%
Chemicals - 2.3%
A. Schulman, Inc.	32,981	734,157
Air Products & Chemicals, Inc.	157,894	14,526,248
Airgas, Inc.	53,783	3,365,740
Albemarle Corp.	70,305	4,046,756
American Pacific Corp. (a)	800	4,816
American Vanguard Corp. (d)	27,915	229,740
Arch Chemicals, Inc.	25,671	922,872
Ashland, Inc.	55,000	3,096,500
Balchem Corp. (d)	31,353	1,128,708
Cabot Corp.	45,141	1,952,800
Calgon Carbon Corp. (a)(d)	45,678	641,319
Celanese Corp. Class A	122,095	5,060,838
CF Industries Holdings, Inc.	56,404	7,968,757
Chase Corp. (d)	1,000	16,240
Chemtura Corp. (a)	85,000	1,382,950
Converted Organics, Inc. (a)(d)	99,007	37,138
Cytec Industries, Inc.	39,369	2,237,340
Dow Chemical Co.	913,034	33,928,343
E.I. du Pont de Nemours & Co.	720,285	39,522,038
Eastman Chemical Co.	52,866	4,938,213
Ecolab, Inc.	184,629	8,980,355
Ferro Corp. (a)	64,111	1,020,647
Flotek Industries, Inc. (a)(d)	63,942	415,623

	Shares	Value
FMC Corp.	56,474	$ 4,373,347
Georgia Gulf Corp. (a)	27,000	861,840
H.B. Fuller Co.	34,197	736,945
Hawkins, Inc. (d)	6,199	237,236
Huntsman Corp.	155,123	2,737,921
Innophos Holdings, Inc.	19,698	843,665
International Flavors & Fragrances, Inc.	59,656	3,397,409
Intrepid Potash, Inc. (a)(d)	32,738	1,263,687
KMG Chemicals, Inc.	9,482	177,977
Koppers Holdings, Inc.	25,887	1,046,094
Kraton Performance Polymers, Inc. (a)	22,197	761,357
Kronos Worldwide, Inc.	6,588	326,106
Landec Corp. (a)(d)	30,099	185,109
LSB Industries, Inc. (a)	19,648	594,941
Lubrizol Corp.	53,141	5,785,461
LyondellBasell Industries NV Class A (a)	279,000	10,624,320
Minerals Technologies, Inc.	15,572	1,010,311
Monsanto Co.	432,052	31,060,218
Nalco Holding Co.	99,269	2,538,308
Nanophase Technologies Corp. (a)	4,415	6,711
NewMarket Corp.	8,586	1,099,952
NL Industries, Inc.	6,360	86,941
Olin Corp. (d)	52,893	984,339
OM Group, Inc. (a)	27,564	969,977
OMNOVA Solutions, Inc. (a)(d)	37,528	264,197
Penford Corp. (a)	7,525	44,774
PolyOne Corp. (a)(d)	82,298	1,142,296
PPG Industries, Inc.	130,905	11,569,384
Praxair, Inc.	247,925	24,638,787
Quaker Chemical Corp.	16,836	652,058
Rockwood Holdings, Inc. (a)(d)	39,589	1,842,868
RPM International, Inc. (d)	101,064	2,321,440
Senomyx, Inc. (a)(d)	21,458	155,571
Sensient Technologies Corp. (d)	40,668	1,357,498
Sherwin-Williams Co.	69,732	5,726,392
Sigma Aldrich Corp.	82,823	5,291,561
Solutia, Inc. (a)	93,777	2,176,564
Spartech Corp. (a)(d)	22,470	190,546
Stepan Co.	9,873	692,986
STR Holdings, Inc. (a)(d)	31,364	568,002
The Mosaic Co.	119,037	10,219,326
The Scotts Miracle-Gro Co. Class A	33,840	1,900,793
TPC Group, Inc. (a)	13,000	377,650
Valspar Corp.	67,628	2,571,217
W.R. Grace & Co. (a)	46,875	1,783,125
Westlake Chemical Corp.	13,092	625,929
Zagg, Inc. (a)(d)	24,740	223,402
Zep, Inc.	19,224	301,625
Zoltek Companies, Inc. (a)(d)	46,821	684,523
		285,190,824
Construction Materials - 0.1%
Eagle Materials, Inc. (d)	40,054	1,294,545
Headwaters, Inc. (a)	58,586	297,031
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Construction Materials - continued
Martin Marietta Materials, Inc.	34,324	$ 3,050,031
Texas Industries, Inc.	14,848	605,501
U.S. Concrete, Inc. (a)	9,648	96,480
Vulcan Materials Co.	88,757	4,069,508
		9,413,096
Containers & Packaging - 0.3%
AEP Industries, Inc. (a)	4,716	132,425
Aptargroup, Inc.	46,833	2,255,946
Ball Corp.	143,064	5,164,610
Bemis Co., Inc.	81,584	2,680,034
Boise, Inc. (d)	87,338	784,295
Crown Holdings, Inc. (a)	126,722	4,876,263
Graham Packaging Co., Inc.	15,632	265,588
Graphic Packaging Holding Co. (a)	34,729	180,591
Greif, Inc. Class A	25,916	1,675,729
MOD-PAC Corp. (sub. vtg.) (a)	1,150	6,463
Myers Industries, Inc.	14,920	150,990
Owens-Illinois, Inc. (a)	128,122	3,906,440
Packaging Corp. of America	79,314	2,283,450
Rock-Tenn Co. Class A (d)	29,372	2,016,388
Sealed Air Corp.	118,874	3,271,412
Silgan Holdings, Inc.	41,096	1,499,182
Smurfit-Stone Container Enterprises, Inc. (a)	70,419	2,706,906
Sonoco Products Co.	80,815	2,915,805
Temple-Inland, Inc.	84,782	1,983,051
		38,755,568
Metals & Mining - 1.3%
A.M. Castle & Co. (a)(d)	9,744	167,987
AK Steel Holding Corp. (d)	94,049	1,502,903
Alcoa, Inc.	808,553	13,624,118
Allegheny Technologies, Inc. (d)	71,826	4,818,088
Allied Nevada Gold Corp. (a)(d)	60,426	1,833,325
Amcol International Corp.	19,393	605,256
Brush Engineered Materials, Inc. (a)	25,983	1,137,276
Capital Gold Corp. (a)(d)	61,252	333,211
Carpenter Technology Corp. (d)	32,056	1,332,888
Century Aluminum Co. (a)(d)	58,158	985,778
Cliffs Natural Resources, Inc.	107,074	10,393,673
Coeur d'Alene Mines Corp. (a)(d)	72,713	2,291,187
Commercial Metals Co.	84,856	1,414,550
Compass Minerals International, Inc.	24,846	2,322,356
Freeport-McMoRan Copper & Gold, Inc.	750,582	39,743,317
General Moly, Inc. (a)(d)	57,561	301,620
Globe Specialty Metals, Inc.	40,000	931,600
Golden Minerals Co. (a)	10,000	210,500
Haynes International, Inc.	10,049	520,940
Hecla Mining Co. (a)(d)	216,345	2,195,902
Horsehead Holding Corp. (a)	45,973	760,393
Kaiser Aluminum Corp. (d)	15,063	761,133

	Shares	Value
Metals USA Holdings Corp. (a)	12,084	$ 180,656
Molycorp, Inc. (d)	43,557	2,090,300
Newmont Mining Corp.	383,625	21,202,954
Noranda Aluminium Holding Corp. (a)	16,623	262,145
Nucor Corp. (d)	224,585	10,771,097
Olympic Steel, Inc. (d)	11,152	299,877
Reliance Steel & Aluminum Co.	57,400	3,175,942
Royal Gold, Inc. (d)	40,029	1,986,239
RTI International Metals, Inc. (a)(d)	29,113	829,721
Schnitzer Steel Industries, Inc. Class A	16,880	1,083,696
Southern Copper Corp.	168,831	7,144,928
Steel Dynamics, Inc.	167,916	3,099,729
Stillwater Mining Co. (a)(d)	36,480	870,778
Synalloy Corp.	700	9,975
Titanium Metals Corp. (a)	75,186	1,427,782
United States Steel Corp. (d)	113,041	6,498,727
Universal Stainless & Alloy Products, Inc. (a)(d)	4,322	149,325
US Energy Corp. (a)(d)	15,796	100,936
US Gold Corp. (a)	79,468	576,938
Walter Energy, Inc.	41,789	5,056,887
Worthington Industries, Inc. (d)	49,734	962,850
		155,969,483
Paper & Forest Products - 0.2%
AbitibiBowater, Inc. (a)	55,067	1,541,325
Buckeye Technologies, Inc.	31,041	813,274
Clearwater Paper Corp. (a)	10,067	798,313
Deltic Timber Corp.	15,743	956,702
Domtar Corp.	34,709	3,033,567
Glatfelter	43,011	529,465
International Paper Co.	319,959	8,888,461
Kapstone Paper & Packaging Corp. (a)	32,006	548,903
Louisiana-Pacific Corp. (a)(d)	89,991	928,707
MeadWestvaco Corp.	132,667	3,893,776
Neenah Paper, Inc.	15,999	311,501
Schweitzer-Mauduit International, Inc.	14,486	794,267
Wausau-Mosinee Paper Corp.	43,208	346,960
		23,385,221
TOTAL MATERIALS		512,714,192
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.2%
8x8, Inc. (a)	41,665	113,329
AboveNet, Inc. (d)	17,333	1,124,738
Alaska Communication Systems Group, Inc. (d)	65,347	665,886
Allegiance Telecom, Inc. (a)	7,100	0
AT&T, Inc.	4,751,290	134,841,610
Atlantic Tele-Network, Inc. (d)	11,209	437,039
Cbeyond, Inc. (a)(d)	40,071	560,193
CenturyLink, Inc.	232,161	9,560,390
Cincinnati Bell, Inc. New (a)(d)	170,046	448,921
Cogent Communications Group, Inc. (a)	37,872	558,233
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Consolidated Communications Holdings, Inc.	37,464	$ 685,217
FairPoint Communications, Inc. (a)(d)	17,424	400,752
Frontier Communications Corp.	758,088	6,436,167
General Communications, Inc. Class A (a)	32,745	395,887
Global Crossing Ltd. (a)(d)	20,490	322,718
Globalstar, Inc. (a)(d)	72,755	96,037
HickoryTech Corp.	540	5,513
Hughes Communications, Inc. (a)	5,827	349,037
IDT Corp. Class B	13,297	346,121
Iridium Communications, Inc. (a)	41,679	391,783
Level 3 Communications, Inc. (a)(d)	1,497,990	2,097,186
Neutral Tandem, Inc. (a)(d)	32,771	563,661
PAETEC Holding Corp. (a)(d)	79,173	300,857
Premiere Global Services, Inc. (a)	40,771	273,573
Qwest Communications International, Inc.	1,093,792	7,459,661
SureWest Communications (a)	9,983	129,979
tw telecom, inc. (a)(d)	121,944	2,268,158
Verizon Communications, Inc.	2,258,669	83,390,059
Vonage Holdings Corp. (a)	126,259	558,065
Windstream Corp.	370,419	4,645,054
		259,425,824
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A (a)	320,152	17,275,402
Clearwire Corp. Class A (a)(d)	93,666	471,140
Crown Castle International Corp. (a)	196,093	8,265,320
FiberTower Corp. (a)	2,746	9,117
Leap Wireless International, Inc. (a)(d)	57,819	706,548
MetroPCS Communications, Inc. (a)(d)	187,364	2,698,042
NII Holdings, Inc. (a)	129,766	5,315,215
NTELOS Holdings Corp. (d)	25,472	494,666
SBA Communications Corp. Class A (a)(d)	90,933	3,827,370
Shenandoah Telecommunications Co.	20,147	352,573
Sprint Nextel Corp. (a)	2,376,256	10,384,239
Telephone & Data Systems, Inc. (d)	72,069	2,425,122
U.S. Cellular Corp. (a)	9,354	467,513
USA Mobility, Inc.	30,927	461,431
		53,153,698
TOTAL TELECOMMUNICATION SERVICES		312,579,522
UTILITIES - 3.2%
Electric Utilities - 1.5%
Allete, Inc.	38,638	1,460,516
American Electric Power Co., Inc.	379,847	13,590,926
Central Vermont Public Service Corp.	16,999	361,399
Cleco Corp.	63,378	2,050,278

	Shares	Value
DPL, Inc. (d)	86,061	$ 2,239,307
Duke Energy Corp.	1,053,567	18,953,670
Edison International	235,741	8,750,706
El Paso Electric Co. (a)	51,987	1,460,835
Empire District Electric Co.	60,546	1,309,610
Entergy Corp.	148,399	10,566,009
Exelon Corp.	530,357	22,147,708
FirstEnergy Corp. (d)	333,644	12,778,565
Great Plains Energy, Inc.	105,440	2,024,448
Hawaiian Electric Industries, Inc.	68,932	1,664,708
IDACORP, Inc.	36,791	1,388,492
ITC Holdings Corp.	40,146	2,752,008
MGE Energy, Inc.	24,173	990,368
NextEra Energy, Inc.	330,354	18,324,736
Northeast Utilities	127,143	4,327,948
NV Energy, Inc.	186,549	2,740,405
Otter Tail Corp.	37,712	849,274
Pepco Holdings, Inc.	159,369	2,984,981
Pinnacle West Capital Corp.	77,139	3,257,580
PNM Resources, Inc. (d)	78,072	1,039,138
Portland General Electric Co.	76,725	1,796,900
PPL Corp.	379,346	9,646,769
Progress Energy, Inc.	230,561	10,538,943
Southern Co.	657,244	25,047,569
UIL Holdings Corp.	36,832	1,132,216
Unisource Energy Corp. (d)	32,881	1,198,841
Unitil Corp. (d)	18,295	417,309
Westar Energy, Inc. (d)	72,937	1,896,362
		189,688,524
Gas Utilities - 0.3%
AGL Resources, Inc. (d)	56,627	2,152,392
Atmos Energy Corp.	68,000	2,299,760
Chesapeake Utilities Corp.	12,055	492,326
Delta Natural Gas Co., Inc.	1,791	55,449
Energen Corp.	53,801	3,287,241
Laclede Group, Inc.	27,414	1,066,130
National Fuel Gas Co. (d)	52,855	3,853,130
New Jersey Resources Corp.	33,701	1,409,713
Nicor, Inc. (d)	34,000	1,793,160
Northwest Natural Gas Co. (d)	25,651	1,205,597
ONEOK, Inc.	77,981	5,035,233
Piedmont Natural Gas Co., Inc. (d)	51,464	1,507,895
Questar Corp.	128,553	2,297,242
South Jersey Industries, Inc.	29,737	1,631,372
Southwest Gas Corp. (d)	45,224	1,757,857
UGI Corp.	84,382	2,690,942
WGL Holdings, Inc. (d)	38,000	1,444,000
		33,979,439
Independent Power Producers & Energy Traders - 0.2%
AES Corp. (a)	629,085	7,781,781
Black Hills Corp. (d)	45,161	1,391,862
Calpine Corp. (a)(d)	276,948	4,190,223
Constellation Energy Group, Inc.	138,275	4,296,204
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Dynegy, Inc. (a)	136,148	$ 788,297
GenOn Energy, Inc. (a)	603,451	2,443,977
NRG Energy, Inc. (a)	199,018	3,978,370
Ormat Technologies, Inc.	19,662	492,533
		25,363,247
Multi-Utilities - 1.1%
Alliant Energy Corp.	80,209	3,158,630
Ameren Corp.	178,558	4,992,482
Avista Corp.	53,061	1,184,322
CenterPoint Energy, Inc.	293,791	4,659,525
CH Energy Group, Inc.	20,599	1,010,587
CMS Energy Corp.	168,461	3,244,559
Consolidated Edison, Inc.	245,999	12,295,030
Dominion Resources, Inc.	473,419	21,602,109
DTE Energy Co.	128,741	6,061,126
Integrys Energy Group, Inc.	59,574	2,917,339
MDU Resources Group, Inc.	159,579	3,426,161
NiSource, Inc.	201,357	3,858,000
NorthWestern Energy Corp.	49,240	1,462,920
NSTAR	78,821	3,558,768
OGE Energy Corp.	75,931	3,652,281
PG&E Corp.	310,582	14,305,407
Public Service Enterprise Group, Inc.	403,515	13,194,941
SCANA Corp.	83,339	3,373,563
Sempra Energy	176,024	9,369,758
TECO Energy, Inc.	144,323	2,613,690
Vectren Corp. (d)	58,914	1,550,616
Wisconsin Energy Corp.	88,929	5,264,597
Xcel Energy, Inc.	355,426	8,508,898
		135,265,309
Water Utilities - 0.1%
American States Water Co.	28,136	943,681
American Water Works Co., Inc.	134,883	3,741,654
Aqua America, Inc. (d)	98,092	2,209,032
Artesian Resources Corp. Class A	3,752	73,314
California Water Service Group	26,251	926,135
Middlesex Water Co.	4,792	89,946
SJW Corp.	12,703	315,288
		8,299,050
TOTAL UTILITIES		392,595,569
TOTAL COMMON STOCKS (Cost $10,066,410,907)		11,956,885,797
Nonconvertible Bonds - 0.0%
	Principal Amount	Value
FINANCIALS - 0.0%
Capital Markets - 0.0%
GAMCO Investors, Inc. 0% 12/31/15 (Cost $22,642)	$ 22,600	$ 14,522
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 0.14% to 0.2% 5/26/11 to 7/28/11 (e) (Cost $13,989,360)	14,000,000	13,992,200
Money Market Funds - 9.2%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	151,026,339	151,026,339
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	955,066,302	955,066,302
TOTAL MONEY MARKET FUNDS (Cost $1,106,092,641)		1,106,092,641
TOTAL INVESTMENT PORTFOLIO - 108.0% (Cost $11,186,515,550)	13,076,985,160
NET OTHER ASSETS (LIABILITIES) - (8.0)%	(963,276,292)
NET ASSETS - 100%	$ 12,113,708,868
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
677 CME E-mini S&P 500 Index Contracts	March 2011	$ 44,888,485	$ 2,811,550
97 CME E-mini S&P Midcap 400 Index Contracts	March 2011	9,369,230	607,196
253 CME S&P 500 Index Contracts	March 2011	83,875,825	4,385,243
229 NYFE Russell Mini Index Contracts	March 2011	18,844,410	1,093,506
TOTAL EQUITY INDEX CONTRACTS		$ 156,977,950	$ 8,897,495
The face value of futures purchased as a percentage of net assets is 1.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $13,992,200.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 206,183
Fidelity Securities Lending Cash Central Fund	4,231,772
Total	$ 4,437,955
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,351,262,064	$ 1,351,165,938	$ -	$ 96,126
Consumer Staples	1,038,609,902	1,038,609,902	-	-
Energy	1,447,476,820	1,447,476,819	-	1
Financials	2,010,230,422	2,010,230,422	-	-
Health Care	1,318,048,029	1,318,048,029	-	-
Industrials	1,357,813,316	1,357,813,316	-	-
Information Technology	2,215,555,961	2,215,555,961	-	-
Materials	512,714,192	512,714,192	-	-
Telecommunication Services	312,579,522	312,579,522	-	-
Utilities	392,595,569	392,595,569	-	-
Corporate Bonds	14,522	-	14,522	-
U.S. Government and Government Agency Obligations	13,992,200	-	13,992,200	-
Money Market Funds	1,106,092,641	1,106,092,641	-	-
Total Investments in Securities:	$ 13,076,985,160	$ 13,062,882,311	$ 14,006,722	$ 96,127
Derivative Instruments:
Assets
Futures Contracts	$ 8,897,495	$ 8,897,495	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 384
Total Realized Gain (Loss)	646,392
Total Unrealized Gain (Loss)	(384,465)
Cost of Purchases	65,645
Proceeds of Sales	(2,207,258)
Amortization/Accretion	-
Transfers in to Level 3	1,975,429
Transfers out of Level 3	-
Ending Balance	$ 96,127
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2011	$ (576,402)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 28, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 8,897,495	$ -
Total Value of Derivatives	$ 8,897,495	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information

At February 28, 2011, the Fund had a capital loss carryforward of approximately $407,168,397 of which $160,154,968, $46,727,186 and $200,286,243 will expire in fiscal 2017, 2018 and 2019, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2011

Assets
Investment in securities, at value (including securities loaned of $931,600,684) - See accompanying schedule: Unaffiliated issuers (cost $10,080,422,909)	$ 11,970,892,519
Fidelity Central Funds (cost $1,106,092,641)	1,106,092,641
Total Investments (cost $11,186,515,550)		$ 13,076,985,160
Cash		1
Receivable for investments sold		5,370,914
Receivable for fund shares sold		15,049,024
Dividends receivable		20,913,987
Distributions receivable from Fidelity Central Funds		328,042
Receivable for daily variation on futures contracts		933,055
Other receivables		119,582
Total assets		13,119,699,765

Liabilities
Payable for investments purchased	$ 4,423,136
Payable for fund shares redeemed	45,582,641
Accrued management fee	692,165
Other affiliated payables	132,747
Other payables and accrued expenses	93,906
Collateral on securities loaned, at value	955,066,302
Total liabilities		1,005,990,897

Net Assets		$ 12,113,708,868
Net Assets consist of:
Paid in capital		$ 10,673,516,918
Undistributed net investment income		30,424,214
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(489,599,688)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,899,367,424
Net Assets		$ 12,113,708,868
Investor Class: Net Asset Value, offering price and redemption price per share ($6,289,666,325 ÷ 163,107,997 shares)		$ 38.56

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($5,078,759,466 ÷ 131,698,917 shares)		$ 38.56

Class F: Net Asset Value, offering price and redemption price per share ($745,283,077 ÷ 19,327,708 shares)		$ 38.56

Statement of Operations

	Year ended February 28, 2011

Investment Income
Dividends		$ 187,023,414
Interest		53,240
Income from Fidelity Central Funds		4,437,955
Total income		191,514,609

Expenses
Management fee	$ 7,054,318
Transfer agent fees	1,681,912
Independent trustees' compensation	54,607
Interest	462
Miscellaneous	36,750
Total expenses before reductions	8,828,049
Expense reductions	(361)	8,827,688
Net investment income (loss)		182,686,921
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(157,594,888)
Foreign currency transactions	(452)
Futures contracts	16,619,897
Total net realized gain (loss)		(140,975,443)
Change in net unrealized appreciation (depreciation) on: Investment securities	2,237,768,443
Assets and liabilities in foreign currencies	274
Futures contracts	6,019,314
Total change in net unrealized appreciation (depreciation)		2,243,788,031
Net gain (loss)		2,102,812,588
Net increase (decrease) in net assets resulting from operations		$ 2,285,499,509

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Total Market Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 28, 2011	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 182,686,921	$ 161,979,311
Net realized gain (loss)	(140,975,443)	(73,319,291)
Change in net unrealized appreciation (depreciation)	2,243,788,031	3,159,071,575
Net increase (decrease) in net assets resulting from operations	2,285,499,509	3,247,731,595
Distributions to shareholders from net investment income	(179,834,546)	(160,882,530)
Distributions to shareholders from net realized gain	(5,804,652)	(4,251,093)
Total distributions	(185,639,198)	(165,133,623)
Share transactions - net increase (decrease)	833,400,574	472,190,129
Redemption fees	259,786	317,985
Total increase (decrease) in net assets	2,933,520,671	3,555,106,086

Net Assets
Beginning of period	9,180,188,197	5,625,082,111
End of period (including undistributed net investment income of $30,424,214 and undistributed net investment income of $28,277,274, respectively)	$ 12,113,708,868	$ 9,180,188,197

Financial Highlights - Investor Class

Years ended February 28,	2011	2010	2009	2008 F	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 31.54	$ 20.60	$ 37.25	$ 39.68	$ 35.89
Income from Investment Operations
Net investment income (loss) B	.61	.56	.70	.76	.68
Net realized and unrealized gain (loss)	7.03	10.96	(16.70)	(2.30)	3.63
Total from investment operations	7.64	11.52	(16.00)	(1.54)	4.31
Distributions from net investment income	(.60)	(.57)	(.64)	(.65)	(.52)
Distributions from net realized gain	(.02)	(.02)	(.01)	(.24)	-
Total distributions	(.62)	(.58) I	(.65) H	(.89)	(.52)
Redemption fees added to paid in capital B, G	-	-	-	-	-
Net asset value, end of period	$ 38.56	$ 31.54	$ 20.60	$ 37.25	$ 39.68
Total Return A	24.39%	56.10%	(43.32)%	(4.10)%	12.05%
Ratios to Average Net Assets C, E
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.80%	2.00%	2.23%	1.84%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,289,666	$ 5,357,908	$ 3,358,025	$ 4,479,327	$ 3,942,368
Portfolio turnover rate D	4%	7%	3%	4%	4%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.01 per share.

H Total distributions of $.645 per share is comprised of distributions from net investment income of $.640 and distributions from net realized gain of $.005 per share.

I Total distributions of $.58 per share is comprised of distributions from net investment income of $.565 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2011	2010	2009	2008 F	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 31.54	$ 20.61	$ 37.25	$ 39.68	$ 35.89
Income from Investment Operations
Net investment income (loss) B	.62	.57	.72	.77	.69
Net realized and unrealized gain (loss)	7.03	10.95	(16.71)	(2.30)	3.63
Total from investment operations	7.65	11.52	(15.99)	(1.53)	4.32
Distributions from net investment income	(.61)	(.57)	(.65)	(.66)	(.53)
Distributions from net realized gain	(.02)	(.02)	(.01)	(.24)	-
Total distributions	(.63)	(.59) I	(.65) H	(.90)	(.53)
Redemption fees added to paid in capital B, G	-	-	-	-	-
Net asset value, end of period	$ 38.56	$ 31.54	$ 20.61	$ 37.25	$ 39.68
Total Return A	24.43%	56.07%	(43.28)%	(4.07)%	12.08%
Ratios to Average Net Assets C, E
Expenses before reductions	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	1.83%	2.03%	2.26%	1.87%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,078,759	$ 3,752,204	$ 2,267,057	$ 3,565,194	$ 2,688,207
Portfolio turnover rate D	4%	7%	3%	4%	4%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.01 per share.

H Total distributions of $.654 per share is comprised of distributions from net investment income of $.649 and distributions from net realized gain of $.005 per share.

I Total distributions of $.59 per share is comprised of distributions from net investment income of $.574 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class F

Years ended February 28,	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 31.54	$ 30.10
Income from Investment Operations
Net investment income (loss) D	.63	.26
Net realized and unrealized gain (loss)	7.02	1.67
Total from investment operations	7.65	1.93
Distributions from net investment income	(.61)	(.47)
Distributions from net realized gain	(.02)	(.02)
Total distributions	(.63)	(.49) J
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 38.56	$ 31.54
Total Return B, C	24.43%	6.42%
Ratios to Average Net Assets E, H
Expenses before reductions	.07%	.07% A
Expenses net of fee waivers, if any	.07%	.07% A
Expenses net of all reductions	.07%	.07% A
Net investment income (loss)	1.83%	1.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 745,283	$ 70,077
Portfolio turnover rate F	4%	7%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 24, 2009 (commencement of sale of shares) to February 28, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.49 per share is comprised of distributions from net investment income of $.472 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2011

1. Organization.

Spartan Total Market Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of February 28, 2011, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,203,297,087
Gross unrealized depreciation	(1,353,878,902)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,849,418,185
Tax Cost	$ 11,227,566,975

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 30,518,120
Capital loss carryforward	$ (407,168,397)
Net unrealized appreciation (depreciation)	$ 1,858,315,999

The tax character of distributions paid was as follows:

	February 28, 2011	February 28, 2010
Ordinary Income	$ 185,639,198	$ 165,133,623

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

Annual Report

4. Derivative Instruments - continued

Futures Contracts - continued

During the period the Fund recognized net realized gain (loss) of $16,619,897 and a change in net unrealized appreciation (depreciation) of $6,019,314 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,219,852,140 and $363,114,986, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .07% of average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. In addition, under the expense contract, FMR pays class-level expenses of Investor Class, Fidelity Advantage Class and Class F so that total expenses do not exceed .10%, .07% and .07% of the class's average net assets, respectively, with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees of .06% and .03% of average net assets for Investor Class and Fidelity Advantage Class, respectively. Under the expense contract, the Investor Class pays transfer agent fees at an annual rate of .03% and Fidelity Advantage Class pays no transfer agent fees. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Investor Class	$ 1,681,912.03

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 12,095,333.46%		$ 462

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $36,750 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4,231,772.

Annual Report

Notes to Financial Statements - continued

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fees by $361.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended February 28,	2011	2010A
From net investment income
Investor Class	$ 97,586,465	$ 95,590,562
Fidelity Advantage Class	75,486,167	65,274,148
Class F	6,761,914	17,820
Total	$ 179,834,546	$ 160,882,530
From net realized gain
Investor Class	$ 3,374,672	$ 2,532,505
Fidelity Advantage Class	2,380,648	1,718,022
Class F	49,332	566
Total	$ 5,804,652	$ 4,251,093

A Distributions for Class F are for the period September 24, 2009 (commencement of sale of shares) to February 28, 2010.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended February 28,	2011	2010A	2011	2010A
Investor Class
Shares sold	45,341,120	58,631,729	$ 1,545,271,706	$ 1,595,485,040
Reinvestment of distributions	2,771,120	3,222,933	98,744,181	95,874,263
Shares redeemed	(54,866,527)	(54,964,099)	(1,881,537,887)	(1,544,649,200)
Net increase (decrease)	(6,754,287)	6,890,563	$ (237,522,000)	$ 146,710,103
Fidelity Advantage Class
Shares sold	35,056,659	31,438,080	$ 1,218,401,959	$ 867,809,887
Reinvestment of distributions	1,879,344	1,945,746	67,004,512	57,952,352
Shares redeemed	(24,186,728)	(24,452,925)	(811,279,711)	(671,959,716)
Net increase (decrease)	12,749,275	8,930,901	$ 474,126,760	$ 253,802,523
Class F
Shares sold	19,381,678	2,344,595	$ 675,778,550	$ 75,535,202
Reinvestment of distributions	189,593	590	6,811,246	18,386
Shares redeemed	(2,465,258)	(123,490)	(85,793,982)	(3,876,085)
Net increase (decrease)	17,106,013	2,221,695	$ 596,795,814	$ 71,677,503

A Share transactions for Class F are for the period September 24, 2009 (commencement of sale of shares) to February 28, 2010.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Concord Street Trust and the Shareholders of Spartan Total Market Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Total Market Index Fund (a fund of Fidelity Concord Street Trust) at February 28, 2011, the results of its operations for the year then ended the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan Total Market Index Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 19, 2011

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 219 funds advised by FMR or an affiliate. Mr. Curvey oversees 409 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (75)

Year of Election or Appointment: 2007
Mr. Curvey is Trustee and Acting Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (54)

Year of Election or Appointment: 2011
Mr. O'Hanley is President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (62)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-Present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (57)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's, Inc. (restaurant and entertainment complexes, 2010-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (67)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC. (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (66)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (66)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (71)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of Univar (global distributor of commodity and specialty chemicals, 2010-present), a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (61)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (60)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (80)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Formerly Trustee and Chairman of the Board of Trustees of certain Trusts, Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

Peter S. Lynch (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (41)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (45)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investments Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (42)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (63)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (41)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (52)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

Class F designates 78% and 92% of the dividends distributed in April and December, respectively, during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class F designates 81% and 96% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividends distributed in April and December, respectively, during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Workplace Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

STI-F-ANN-0411
1.899048.101

Spartan®

500 Index

Fund -

Investor Class

Fidelity Advantage® Class

Annual Report

February 28, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fundperformance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 has begun on a positive note. U.S. equities gained ground in January and February, reaching their highest point since June 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2011	Past 1 year	Past 5 years	Past 10 years
Investor Class	22.47%	2.82%	2.53%
Fidelity Advantage® Class A	22.53%	2.86%	2.54%

A The initial offering of Fidelity Advantage® Class took place on October 14, 2005. Returns prior to October 14, 2005, are those of Investor Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® 500 Index Fund - Investor Class on February 28, 2001. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Steady economic growth, encouraging monetary policy, improving credit-market conditions, an uptick in merger-and-acquisition activity and better-than-expected corporate earnings propelled U.S. stock markets forward during the 12-month period ending February 28, 2011. Uncertainty over the global effects of the debt crisis in Europe and China's attempt to rein in its economy plagued equities during the spring, but markets reacted positively to the Federal Reserve's second round of quantitative easing and, later in the year, stimulative federal tax policies. For the full year, the S&P 500® Index advanced 22.57%, with all but one of the 10 major sectors tracked by MSCI U.S. Investable Market classifications delivering a double-digit gain. While cyclically oriented sectors benefited from an overall improving economy, less economically sensitive sectors fell short of the broad market. Energy and materials stocks performed best, while the health care and consumer staples groups struggled the most.

Comments from Patrick Waddell, member of the Geode Capital Management, LLC, investment management team for Spartan® 500 Index Fund: For the 12 months, the fund's Investor Class and Fidelity Advantage Class shares returned 22.47% and 22.53%, respectively, in line with the S&P 500®. Every sector of the S&P 500® generated a positive result, and only health care, which gained about 6%, failed to achieve a double-digit return. The top-performing group was energy, whose roughly 42% increase was helped by rising oil prices. On an individual basis, Exxon Mobil, along with other energy production giants Chevron and ConocoPhillips, as well as oil-field services company Schlumberger, benefited from the rising price of oil. Apple, a personal computer and consumer-electronics manufacturer, continued to impress Wall Street analysts with strong sales of its leading products. Also in technology, consulting firm International Business Machines and mobile communications technology manufacturer QUALCOMM both gained substantial ground. Several technology stocks did not perform as well, however, especially Cisco Systems, Hewlett-Packard and Microsoft. Elsewhere, Bank of America shares underperformed, as did those of pharmaceutical maker Merck.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2010 to February 28, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period* September 1, 2010 to February 28, 2011
Investor Class	.10%
Actual		$ 1,000.00	$ 1,277.00	$ .56
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Fidelity Advantage Class	.07%
Actual		$ 1,000.00	$ 1,277.10	$ .40
HypotheticalA		$ 1,000.00	$ 1,024.45	$ .35

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.5	3.2
Apple, Inc.	2.7	2.3
General Electric Co.	1.8	1.6
Chevron Corp.	1.7	1.6
International Business Machines Corp.	1.6	1.6
Microsoft Corp.	1.6	1.9
JPMorgan Chase & Co.	1.5	1.5
Procter & Gamble Co.	1.4	1.8
Wells Fargo & Co.	1.4	1.3
Johnson & Johnson	1.4	1.6
	18.6
Market Sectors as of February 28, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.5	18.1
Financials	15.9	15.8
Energy	13.0	10.8
Industrials	11.0	10.5
Health Care	10.8	11.6
Consumer Discretionary	10.4	10.2
Consumer Staples	10.0	11.7
Materials	3.6	3.6
Utilities	3.1	3.9
Telecommunication Services	2.9	3.2

Annual Report

Investments February 28, 2011

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.4%
Auto Components - 0.2%
Johnson Controls, Inc.	2,401,392	$ 97,977
The Goodyear Tire & Rubber Co. (a)	864,991	12,266
		110,243
Automobiles - 0.5%
Ford Motor Co. (a)(d)	13,341,501	200,790
Harley-Davidson, Inc. (d)	838,723	34,237
		235,027
Distributors - 0.1%
Genuine Parts Co.	560,968	29,557
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	452,639	20,486
DeVry, Inc.	222,016	12,044
H&R Block, Inc. (d)	1,098,590	16,688
		49,218
Hotels, Restaurants & Leisure - 1.6%
Carnival Corp. unit	1,533,561	65,437
Darden Restaurants, Inc.	492,883	23,230
International Game Technology (d)	1,061,863	17,478
Marriott International, Inc. Class A	1,024,664	40,177
McDonald's Corp.	3,762,126	284,718
Starbucks Corp.	2,638,990	87,034
Starwood Hotels & Resorts Worldwide, Inc. (d)	678,888	41,480
Wyndham Worldwide Corp.	623,042	19,489
Wynn Resorts Ltd. (d)	269,230	33,096
Yum! Brands, Inc.	1,668,585	83,980
		696,119
Household Durables - 0.4%
D.R. Horton, Inc. (d)	999,239	11,831
Fortune Brands, Inc.	543,327	33,610
Harman International Industries, Inc.	247,733	12,050
Leggett & Platt, Inc.	521,442	12,024
Lennar Corp. Class A (d)	566,388	11,418
Newell Rubbermaid, Inc.	1,033,732	19,992
PulteGroup, Inc. (a)(d)	1,197,750	8,264
Stanley Black & Decker, Inc.	590,834	44,803
Whirlpool Corp. (d)	270,701	22,333
		176,325
Internet & Catalog Retail - 0.8%
Amazon.com, Inc. (a)	1,262,632	218,801
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Expedia, Inc.	720,202	$ 14,303
Netflix, Inc. (a)(d)	154,448	31,920
Priceline.com, Inc. (a)(d)	174,826	79,350
		344,374
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	484,978	21,776
Mattel, Inc.	1,277,758	32,021
		53,797
Media - 3.4%
Cablevision Systems Corp. - NY Group Class A	854,755	31,498
CBS Corp. Class B	2,424,599	57,851
Comcast Corp. Class A	9,935,342	255,934
DIRECTV (a)(d)	2,968,812	136,476
Discovery Communications, Inc. (a)(d)	1,012,428	43,646
Gannett Co., Inc.	850,801	14,047
Interpublic Group of Companies, Inc.	1,740,341	22,973
McGraw-Hill Companies, Inc.	1,093,199	42,285
News Corp. Class A	8,131,956	141,252
Omnicom Group, Inc.	1,072,685	54,600
Scripps Networks Interactive, Inc. Class A	320,762	16,660
The Walt Disney Co.	6,742,883	294,934
Time Warner Cable, Inc.	1,266,733	91,433
Time Warner, Inc.	3,950,107	150,894
Viacom, Inc. Class B (non-vtg.)	2,152,709	96,140
Washington Post Co. Class B (d)	19,551	8,467
		1,459,090
Multiline Retail - 0.8%
Big Lots, Inc. (a)	269,038	11,039
Family Dollar Stores, Inc.	448,269	22,449
JCPenney Co., Inc.	841,956	29,435
Kohl's Corp.	1,041,167	56,108
Macy's, Inc.	1,507,964	36,040
Nordstrom, Inc.	599,379	27,128
Sears Holdings Corp. (a)(d)	156,694	13,054
Target Corp.	2,521,417	132,500
		327,753
Specialty Retail - 1.9%
Abercrombie & Fitch Co. Class A	312,812	17,946
AutoNation, Inc. (a)(d)	226,612	7,623
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
AutoZone, Inc. (a)	96,935	$ 25,004
Bed Bath & Beyond, Inc. (a)	922,671	44,427
Best Buy Co., Inc. (d)	1,175,841	37,909
CarMax, Inc. (a)(d)	800,688	28,320
GameStop Corp. Class A (a)(d)	539,011	10,753
Gap, Inc. (d)	1,564,689	35,252
Home Depot, Inc.	5,835,694	218,663
Limited Brands, Inc.	941,834	30,158
Lowe's Companies, Inc.	4,914,070	128,601
O'Reilly Automotive, Inc. (a)(d)	497,234	27,636
RadioShack Corp. (d)	405,324	5,999
Ross Stores, Inc.	428,937	30,901
Staples, Inc.	2,575,232	54,852
Tiffany & Co., Inc.	450,099	27,704
TJX Companies, Inc.	1,409,416	70,288
Urban Outfitters, Inc. (a)	458,516	17,598
		819,634
Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc.	1,055,386	57,962
NIKE, Inc. Class B	1,361,330	121,199
Polo Ralph Lauren Corp. Class A	230,184	29,167
VF Corp.	308,984	29,560
		237,888
TOTAL CONSUMER DISCRETIONARY		4,539,025
CONSUMER STAPLES - 10.0%
Beverages - 2.3%
Brown-Forman Corp. Class B (non-vtg.)	369,566	25,555
Coca-Cola Enterprises, Inc.	1,206,390	31,728
Constellation Brands, Inc. Class A (sub. vtg.) (a)(d)	634,854	12,900
Dr Pepper Snapple Group, Inc.	808,655	29,160
Molson Coors Brewing Co. Class B	563,319	25,761
PepsiCo, Inc.	5,643,477	357,909
The Coca-Cola Co.	8,268,554	528,526
		1,011,539
Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	1,539,502	115,139
CVS Caremark Corp.	4,838,565	159,963
Kroger Co.	2,270,913	52,004
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Safeway, Inc.	1,327,507	$ 28,966
SUPERVALU, Inc.	755,507	6,520
Sysco Corp. (d)	2,083,435	57,899
Wal-Mart Stores, Inc.	6,976,167	362,621
Walgreen Co.	3,296,563	142,873
Whole Foods Market, Inc.	523,490	30,656
		956,641
Food Products - 1.7%
Archer Daniels Midland Co.	2,275,041	84,586
Campbell Soup Co. (d)	681,977	22,955
ConAgra Foods, Inc.	1,565,803	36,264
Dean Foods Co. (a)(d)	648,737	6,851
General Mills, Inc.	2,280,050	84,681
H.J. Heinz Co.	1,142,152	57,359
Hershey Co.	550,790	28,817
Hormel Foods Corp. (d)	493,227	13,514
Kellogg Co.	904,712	48,456
Kraft Foods, Inc. Class A	6,220,105	198,048
McCormick & Co., Inc. (non-vtg.)	473,398	22,557
Mead Johnson Nutrition Co. Class A	728,477	43,599
Sara Lee Corp.	2,276,368	38,971
The J.M. Smucker Co.	425,546	29,295
Tyson Foods, Inc. Class A (d)	1,061,193	19,770
		735,723
Household Products - 2.0%
Clorox Co. (d)	496,544	33,646
Colgate-Palmolive Co.	1,718,794	134,960
Kimberly-Clark Corp.	1,452,114	95,694
Procter & Gamble Co.	9,967,674	628,462
		892,762
Personal Products - 0.2%
Avon Products, Inc.	1,528,271	42,501
Estee Lauder Companies, Inc. Class A	404,348	38,174
		80,675
Tobacco - 1.6%
Altria Group, Inc.	7,434,565	188,615
Lorillard, Inc.	532,748	40,899
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc.	6,460,894	$ 405,615
Reynolds American, Inc.	1,204,194	41,328
		676,457
TOTAL CONSUMER STAPLES		4,353,797
ENERGY - 13.0%
Energy Equipment & Services - 2.4%
Baker Hughes, Inc.	1,535,728	109,113
Cameron International Corp. (a)	863,762	51,074
Diamond Offshore Drilling, Inc. (d)	247,532	19,364
FMC Technologies, Inc. (a)(d)	426,280	40,092
Halliburton Co.	3,238,772	152,028
Helmerich & Payne, Inc.	377,407	24,528
Nabors Industries Ltd. (a)	1,016,252	28,933
National Oilwell Varco, Inc.	1,494,282	118,900
Noble Corp. (d)	911,141	40,737
Rowan Companies, Inc. (a)(d)	449,451	19,178
Schlumberger Ltd.	4,858,435	453,875
		1,057,822
Oil, Gas & Consumable Fuels - 10.6%
Anadarko Petroleum Corp.	1,764,759	144,410
Apache Corp.	1,360,870	169,592
Cabot Oil & Gas Corp.	370,238	16,905
Chesapeake Energy Corp. (d)	2,328,532	82,919
Chevron Corp.	7,166,075	743,480
ConocoPhillips	5,231,778	407,399
CONSOL Energy, Inc.	804,214	40,782
Denbury Resources, Inc. (a)	1,423,221	34,485
Devon Energy Corp.	1,537,957	140,631
El Paso Corp.	2,507,390	46,637
EOG Resources, Inc. (d)	904,528	101,588
EQT Corp.	531,089	26,183
Exxon Mobil Corp.	17,956,092	1,535,792
Hess Corp.	1,068,357	92,979
Marathon Oil Corp.	2,527,933	125,385
Massey Energy Co.	363,654	23,030
Murphy Oil Corp.	685,002	50,368
Newfield Exploration Co. (a)	476,721	34,701
Noble Energy, Inc.	623,498	57,773
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Occidental Petroleum Corp.	2,893,545	$ 295,055
Peabody Energy Corp.	960,157	62,881
Pioneer Natural Resources Co. (d)	413,407	42,308
QEP Resources, Inc.	625,371	24,733
Range Resources Corp. (d)	570,002	30,951
Southwestern Energy Co. (a)(d)	1,234,863	48,752
Spectra Energy Corp.	2,308,260	61,746
Sunoco, Inc.	429,371	17,973
Tesoro Corp. (a)(d)	509,780	12,123
Valero Energy Corp.	2,016,227	56,817
Williams Companies, Inc.	2,082,331	63,220
		4,591,598
TOTAL ENERGY		5,649,420
FINANCIALS - 15.9%
Capital Markets - 2.4%
Ameriprise Financial, Inc.	882,970	55,910
Bank of New York Mellon Corp.	4,417,145	134,237
Charles Schwab Corp.	3,531,380	66,990
E*TRADE Financial Corp. (a)	786,309	12,565
Federated Investors, Inc. Class B (non-vtg.) (d)	326,194	8,990
Franklin Resources, Inc.	518,453	65,128
Goldman Sachs Group, Inc.	1,820,491	298,160
Invesco Ltd.	1,645,340	44,161
Janus Capital Group, Inc. (d)	654,303	8,787
Legg Mason, Inc.	544,819	19,750
Morgan Stanley	5,387,219	159,893
Northern Trust Corp.	862,431	44,476
State Street Corp.	1,787,666	79,944
T. Rowe Price Group, Inc.	913,142	61,162
		1,060,153
Commercial Banks - 2.9%
BB&T Corp. (d)	2,470,317	68,181
Comerica, Inc.	628,472	24,448
Fifth Third Bancorp	3,267,913	47,712
First Horizon National Corp.	928,938	10,683
Huntington Bancshares, Inc.	3,073,650	21,024
KeyCorp	3,135,278	28,656
M&T Bank Corp.	425,095	37,430
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Marshall & Ilsley Corp.	1,880,089	$ 14,608
PNC Financial Services Group, Inc.	1,872,312	115,522
Regions Financial Corp.	4,472,802	34,172
SunTrust Banks, Inc.	1,780,309	53,712
U.S. Bancorp, Delaware	6,830,919	189,421
Wells Fargo & Co.	18,690,348	602,951
Zions Bancorporation	633,692	14,803
		1,263,323
Consumer Finance - 0.7%
American Express Co.	3,729,251	162,483
Capital One Financial Corp. (d)	1,627,072	80,979
Discover Financial Services	1,939,233	42,178
SLM Corp. (a)	1,729,142	25,626
		311,266
Diversified Financial Services - 4.3%
Bank of America Corp.	35,912,301	513,187
Citigroup, Inc. (a)	103,445,039	484,123
CME Group, Inc.	238,635	74,282
IntercontinentalExchange, Inc. (a)	260,484	33,394
JPMorgan Chase & Co.	13,920,242	649,936
Leucadia National Corp.	701,808	23,251
Moody's Corp. (d)	725,549	23,145
NYSE Euronext	929,397	34,388
The NASDAQ Stock Market, Inc. (a)(d)	529,825	15,158
		1,850,864
Insurance - 3.9%
ACE Ltd.	1,208,537	76,440
AFLAC, Inc.	1,678,118	98,774
Allstate Corp.	1,916,425	60,904
American International Group, Inc. (a)(d)	511,364	18,951
Aon Corp.	1,174,797	61,841
Assurant, Inc.	379,429	15,416
Berkshire Hathaway, Inc. Class B (a)	6,161,868	537,808
Cincinnati Financial Corp. (d)	579,489	19,732
Genworth Financial, Inc. Class A (a)	1,743,407	23,065
Hartford Financial Services Group, Inc.	1,582,970	46,856
Lincoln National Corp.	1,127,958	35,779
Loews Corp.	1,126,399	48,717
Marsh & McLennan Companies, Inc.	1,935,180	58,907
MetLife, Inc.	3,227,216	152,841
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Principal Financial Group, Inc. (d)	1,140,749	$ 39,082
Progressive Corp.	2,362,664	49,214
Prudential Financial, Inc.	1,728,284	113,773
The Chubb Corp.	1,085,839	65,889
The Travelers Companies, Inc.	1,547,572	92,746
Torchmark Corp. (d)	285,065	18,600
Unum Group	1,129,321	29,961
XL Group PLC Class A	1,150,978	26,875
		1,692,171
Real Estate Investment Trusts - 1.5%
Apartment Investment & Management Co. Class A	416,747	10,690
AvalonBay Communities, Inc. (d)	303,692	36,756
Boston Properties, Inc. (d)	498,905	47,855
Equity Residential (SBI) (d)	1,012,890	55,820
HCP, Inc. (d)	1,297,358	49,300
Health Care REIT, Inc. (d)	516,792	26,987
Host Hotels & Resorts, Inc. (d)	2,371,335	43,633
Kimco Realty Corp. (d)	1,445,555	28,015
Plum Creek Timber Co., Inc. (d)	575,479	24,147
ProLogis Trust	2,026,264	32,947
Public Storage (d)	497,339	55,826
Simon Property Group, Inc.	1,042,998	114,771
Ventas, Inc.	559,405	31,002
Vornado Realty Trust	578,923	54,031
Weyerhaeuser Co.	1,908,441	46,585
		658,365
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A (a)	1,034,817	25,912
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc. (d)	1,875,190	21,565
People's United Financial, Inc. (d)	1,313,795	17,316
		38,881
TOTAL FINANCIALS		6,900,935
HEALTH CARE - 10.8%
Biotechnology - 1.2%
Amgen, Inc. (a)	3,364,401	172,695
Biogen Idec, Inc. (a)(d)	848,572	58,042
Celgene Corp. (a)	1,675,907	88,991
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Cephalon, Inc. (a)(d)	267,898	$ 15,085
Genzyme Corp. (a)	922,244	69,583
Gilead Sciences, Inc. (a)	2,890,989	112,691
		517,087
Health Care Equipment & Supplies - 1.8%
Baxter International, Inc.	2,075,039	110,288
Becton, Dickinson & Co.	818,870	65,510
Boston Scientific Corp. (a)(d)	5,412,857	38,756
C. R. Bard, Inc. (d)	330,819	32,341
CareFusion Corp. (a)	793,880	21,689
Covidien PLC	1,784,873	91,832
DENTSPLY International, Inc.	506,002	18,909
Intuitive Surgical, Inc. (a)	139,918	45,886
Medtronic, Inc.	3,845,377	153,507
St. Jude Medical, Inc.	1,220,805	58,452
Stryker Corp.	1,216,134	76,933
Varian Medical Systems, Inc. (a)(d)	423,699	29,354
Zimmer Holdings, Inc. (a)	703,077	43,830
		787,287
Health Care Providers & Services - 2.0%
Aetna, Inc.	1,424,720	53,228
AmerisourceBergen Corp.	984,051	37,305
Cardinal Health, Inc.	1,242,615	51,742
CIGNA Corp.	964,722	40,586
Coventry Health Care, Inc. (a)	528,760	15,969
DaVita, Inc. (a)	346,121	27,472
Express Scripts, Inc. (a)	1,876,771	105,512
Humana, Inc. (a)	599,369	38,965
Laboratory Corp. of America Holdings (a)(d)	362,144	32,640
McKesson Corp.	901,135	71,442
Medco Health Solutions, Inc. (a)	1,511,257	93,154
Patterson Companies, Inc. (d)	344,375	11,495
Quest Diagnostics, Inc.	552,038	31,328
Tenet Healthcare Corp. (a)	1,728,943	12,414
UnitedHealth Group, Inc.	3,916,781	166,777
WellPoint, Inc.	1,401,610	93,165
		883,194
Health Care Technology - 0.1%
Cerner Corp. (a)(d)	253,728	25,487
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc. (a)	1,233,393	$ 51,901
Life Technologies Corp. (a)(d)	664,922	35,487
PerkinElmer, Inc.	420,347	11,139
Thermo Fisher Scientific, Inc. (a)	1,415,384	79,007
Waters Corp. (a)	325,218	27,009
		204,543
Pharmaceuticals - 5.2%
Abbott Laboratories	5,504,511	264,767
Allergan, Inc.	1,095,022	81,218
Bristol-Myers Squibb Co.	6,095,157	157,316
Eli Lilly & Co.	3,613,490	124,882
Forest Laboratories, Inc. (a)	1,017,060	32,953
Hospira, Inc. (a)	594,949	31,443
Johnson & Johnson	9,779,164	600,832
Merck & Co., Inc.	10,970,740	357,317
Mylan, Inc. (a)	1,549,776	35,443
Pfizer, Inc.	28,522,715	548,777
Watson Pharmaceuticals, Inc. (a)	446,214	24,984
		2,259,932
TOTAL HEALTH CARE		4,677,530
INDUSTRIALS - 11.0%
Aerospace & Defense - 2.7%
General Dynamics Corp.	1,345,113	102,390
Goodrich Corp.	446,449	38,497
Honeywell International, Inc.	2,778,126	160,881
ITT Corp.	653,783	37,874
L-3 Communications Holdings, Inc.	403,045	31,957
Lockheed Martin Corp.	1,051,554	83,241
Northrop Grumman Corp.	1,039,746	69,330
Precision Castparts Corp.	507,847	71,987
Raytheon Co.	1,298,105	66,476
Rockwell Collins, Inc.	558,521	35,991
The Boeing Co.	2,612,212	188,105
United Technologies Corp.	3,288,169	274,694
		1,161,423
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	591,168	42,795
Expeditors International of Washington, Inc.	756,180	36,145
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - continued
FedEx Corp.	1,120,411	$ 100,859
United Parcel Service, Inc. Class B	3,521,509	259,887
		439,686
Airlines - 0.1%
Southwest Airlines Co.	2,660,342	31,472
Building Products - 0.1%
Masco Corp. (d)	1,276,587	17,349
Commercial Services & Supplies - 0.5%
Avery Dennison Corp.	384,461	15,348
Cintas Corp. (d)	450,132	12,658
Iron Mountain, Inc.	712,641	18,529
Pitney Bowes, Inc.	724,125	18,233
R.R. Donnelley & Sons Co.	734,615	13,679
Republic Services, Inc.	1,094,618	32,412
Stericycle, Inc. (a)(d)	304,568	26,321
Waste Management, Inc.	1,694,284	62,790
		199,970
Construction & Engineering - 0.2%
Fluor Corp.	636,662	45,050
Jacobs Engineering Group, Inc. (a)	449,035	22,479
Quanta Services, Inc. (a)(d)	767,418	17,505
		85,034
Electrical Equipment - 0.5%
Emerson Electric Co.	2,680,144	159,897
Rockwell Automation, Inc.	504,902	44,295
Roper Industries, Inc. (d)	337,115	28,361
		232,553
Industrial Conglomerates - 2.6%
3M Co.	2,545,548	234,776
General Electric Co.	37,940,493	793,715
Textron, Inc. (d)	978,898	26,518
Tyco International Ltd.	1,742,863	79,021
		1,134,030
Machinery - 2.3%
Caterpillar, Inc.	2,260,121	232,634
Cummins, Inc.	704,384	71,227
Danaher Corp.	1,909,511	96,621
Deere & Co.	1,509,338	136,067
Dover Corp.	665,142	42,735
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Eaton Corp.	599,301	$ 66,391
Flowserve Corp.	198,809	24,845
Illinois Tool Works, Inc.	1,765,965	95,539
Ingersoll-Rand Co. Ltd.	1,153,774	52,266
Joy Global, Inc.	367,769	35,813
PACCAR, Inc. (d)	1,298,667	65,102
Pall Corp.	410,157	22,296
Parker Hannifin Corp.	574,489	51,233
Snap-On, Inc. (d)	207,096	11,894
		1,004,663
Professional Services - 0.1%
Dun & Bradstreet Corp.	177,376	14,332
Equifax, Inc.	439,424	15,709
Robert Half International, Inc. (d)	524,006	16,716
		46,757
Road & Rail - 0.8%
CSX Corp.	1,332,440	99,480
Norfolk Southern Corp.	1,293,935	84,856
Ryder System, Inc.	184,234	8,812
Union Pacific Corp.	1,756,059	167,546
		360,694
Trading Companies & Distributors - 0.1%
Fastenal Co. (d)	524,989	32,618
W.W. Grainger, Inc. (d)	206,576	27,518
		60,136
TOTAL INDUSTRIALS		4,773,767
INFORMATION TECHNOLOGY - 18.5%
Communications Equipment - 2.2%
Cisco Systems, Inc. (a)	19,737,277	366,324
F5 Networks, Inc. (a)(d)	287,900	33,975
Harris Corp. (d)	456,790	21,314
JDS Uniphase Corp. (a)	792,858	19,560
Juniper Networks, Inc. (a)	1,863,076	81,975
Motorola Mobility Holdings, Inc.	1,045,741	31,581
Motorola Solutions, Inc.	1,195,134	46,180
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
QUALCOMM, Inc.	5,760,530	$ 343,212
Tellabs, Inc.	1,313,726	7,081
		951,202
Computers & Peripherals - 4.5%
Apple, Inc. (a)	3,266,448	1,153,742
Dell, Inc. (a)	5,980,026	94,664
EMC Corp. (a)	7,336,885	199,637
Hewlett-Packard Co.	8,075,229	352,322
Lexmark International, Inc. Class A (a)(d)	279,759	10,499
NetApp, Inc. (a)(d)	1,286,995	66,486
SanDisk Corp. (a)	835,044	41,418
Western Digital Corp. (a)	818,298	25,024
		1,943,792
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	621,777	35,740
Corning, Inc.	5,565,272	128,335
FLIR Systems, Inc.	564,743	18,241
Jabil Circuit, Inc.	698,073	14,960
Molex, Inc. (d)	491,958	13,740
		211,016
Internet Software & Services - 1.9%
Akamai Technologies, Inc. (a)	649,303	24,368
eBay, Inc. (a)(d)	4,085,398	136,881
Google, Inc. Class A (a)	888,178	544,808
Monster Worldwide, Inc. (a)(d)	463,047	7,941
VeriSign, Inc.	612,434	21,613
Yahoo!, Inc. (a)	4,641,646	76,123
		811,734
IT Services - 3.1%
Automatic Data Processing, Inc.	1,756,284	87,814
Cognizant Technology Solutions Corp. Class A (a)	1,080,672	83,071
Computer Sciences Corp.	550,103	26,476
Fidelity National Information Services, Inc.	943,092	30,547
Fiserv, Inc. (a)	529,579	33,506
International Business Machines Corp.	4,423,936	716,147
MasterCard, Inc. Class A	344,881	82,965
Paychex, Inc.	1,146,211	38,547
SAIC, Inc. (a)(d)	1,045,600	17,085
Teradata Corp. (a)	596,452	28,522
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
The Western Union Co. (d)	2,335,484	$ 51,357
Total System Services, Inc. (d)	581,258	10,317
Visa, Inc. Class A	1,735,230	126,759
		1,333,113
Office Electronics - 0.1%
Xerox Corp.	4,939,683	53,102
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Micro Devices, Inc. (a)(d)	2,039,266	18,782
Altera Corp.	1,113,008	46,591
Analog Devices, Inc.	1,063,476	42,411
Applied Materials, Inc.	4,757,618	78,168
Broadcom Corp. Class A	1,621,685	66,846
First Solar, Inc. (a)(d)	192,302	28,343
Intel Corp.	19,862,756	426,453
KLA-Tencor Corp.	594,900	29,043
Linear Technology Corp.	802,647	27,739
LSI Corp. (a)	2,195,458	13,809
MEMC Electronic Materials, Inc. (a)(d)	809,850	10,990
Microchip Technology, Inc. (d)	665,263	24,555
Micron Technology, Inc. (a)	3,050,886	33,956
National Semiconductor Corp. (d)	853,073	13,223
Novellus Systems, Inc. (a)	321,151	12,833
NVIDIA Corp. (a)	2,068,888	46,881
Teradyne, Inc. (a)(d)	645,949	12,034
Texas Instruments, Inc.	4,181,068	148,888
Xilinx, Inc. (d)	922,688	30,679
		1,112,224
Software - 3.7%
Adobe Systems, Inc. (a)(d)	1,811,495	62,497
Autodesk, Inc. (a)	809,733	34,049
BMC Software, Inc. (a)	632,681	31,318
CA, Inc.	1,366,375	33,859
Citrix Systems, Inc. (a)	668,646	46,912
Compuware Corp. (a)(d)	779,942	8,782
Electronic Arts, Inc. (a)	1,181,634	22,215
Intuit, Inc. (a)	995,452	52,341
McAfee, Inc. (a)	548,893	26,319
Microsoft Corp.	26,809,594	712,599
Novell, Inc. (a)	1,251,934	7,361
Oracle Corp.	13,783,848	453,489
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Red Hat, Inc. (a)	678,641	$ 28,014
salesforce.com, Inc. (a)(d)	421,113	55,701
Symantec Corp. (a)	2,764,171	49,838
		1,625,294
TOTAL INFORMATION TECHNOLOGY		8,041,477
MATERIALS - 3.6%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	763,014	70,197
Airgas, Inc.	266,448	16,674
CF Industries Holdings, Inc.	253,284	35,784
Dow Chemical Co.	4,133,206	153,590
E.I. du Pont de Nemours & Co.	3,250,733	178,368
Eastman Chemical Co.	256,841	23,992
Ecolab, Inc.	826,612	40,206
FMC Corp.	258,294	20,002
International Flavors & Fragrances, Inc.	284,699	16,214
Monsanto Co.	1,910,044	137,313
PPG Industries, Inc.	580,496	51,304
Praxair, Inc.	1,090,992	108,423
Sherwin-Williams Co.	319,007	26,197
Sigma Aldrich Corp.	431,935	27,596
		905,860
Construction Materials - 0.0%
Vulcan Materials Co. (d)	457,189	20,962
Containers & Packaging - 0.2%
Ball Corp.	629,007	22,707
Bemis Co., Inc. (d)	385,265	12,656
Owens-Illinois, Inc. (a)	582,693	17,766
Sealed Air Corp.	568,606	15,648
		68,777
Metals & Mining - 1.2%
AK Steel Holding Corp. (d)	391,675	6,259
Alcoa, Inc. (d)	3,637,263	61,288
Allegheny Technologies, Inc. (d)	351,077	23,550
Cliffs Natural Resources, Inc. (d)	482,357	46,822
Freeport-McMoRan Copper & Gold, Inc.	3,353,516	177,569
Newmont Mining Corp.	1,755,760	97,041
Nucor Corp. (d)	1,124,283	53,921
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Titanium Metals Corp. (a)(d)	320,792	$ 6,092
United States Steel Corp. (d)	511,400	29,400
		501,942
Paper & Forest Products - 0.1%
International Paper Co.	1,557,741	43,274
MeadWestvaco Corp. (d)	599,141	17,585
		60,859
TOTAL MATERIALS		1,558,400
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	21,044,978	597,256
CenturyLink, Inc.	1,079,835	44,468
Frontier Communications Corp.	3,539,096	30,047
Qwest Communications International, Inc.	6,205,655	42,323
Verizon Communications, Inc.	10,065,920	371,634
Windstream Corp. (d)	1,722,409	21,599
		1,107,327
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)	1,421,088	76,682
MetroPCS Communications, Inc. (a)(d)	933,909	13,448
Sprint Nextel Corp. (a)(d)	10,636,599	46,482
		136,612
TOTAL TELECOMMUNICATION SERVICES		1,243,939
UTILITIES - 3.1%
Electric Utilities - 1.7%
American Electric Power Co., Inc.	1,710,220	61,192
Duke Energy Corp.	4,716,599	84,852
Edison International	1,160,184	43,066
Entergy Corp.	644,222	45,869
Exelon Corp. (d)	2,355,232	98,354
FirstEnergy Corp. (d)	1,489,116	57,033
NextEra Energy, Inc.	1,480,776	82,139
Northeast Utilities	627,852	21,372
Pepco Holdings, Inc.	799,424	14,973
Pinnacle West Capital Corp.	387,114	16,348
PPL Corp. (d)	1,720,959	43,764
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Progress Energy, Inc.	1,043,126	$ 47,681
Southern Co.	2,986,432	113,813
		730,456
Gas Utilities - 0.1%
Nicor, Inc. (d)	162,142	8,551
ONEOK, Inc. (d)	379,208	24,485
		33,036
Independent Power Producers & Energy Traders - 0.1%
AES Corp. (a)	2,357,337	29,160
Constellation Energy Group, Inc.	711,487	22,106
NRG Energy, Inc. (a)	880,247	17,596
		68,862
Multi-Utilities - 1.2%
Ameren Corp.	854,009	23,878
CenterPoint Energy, Inc.	1,506,920	23,900
CMS Energy Corp.	870,913	16,774
Consolidated Edison, Inc. (d)	1,034,572	51,708
Dominion Resources, Inc.	2,067,137	94,323
DTE Energy Co.	602,210	28,352
Integrys Energy Group, Inc.	276,262	13,529
NiSource, Inc. (d)	991,023	18,988
PG&E Corp.	1,396,112	64,305
Public Service Enterprise Group, Inc.	1,801,585	58,912
SCANA Corp.	403,196	16,321
Sempra Energy	854,814	45,502
TECO Energy, Inc.	764,677	13,848
Wisconsin Energy Corp.	416,260	24,643
Xcel Energy, Inc. (d)	1,638,421	39,224
		534,207
TOTAL UTILITIES		1,366,561
TOTAL COMMON STOCKS (Cost $30,850,913)		43,104,851
U.S. Treasury Obligations - 0.1%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills, yield at date of purchase 0.11% to 0.29% 5/5/11 to 8/4/11 (e) (Cost $43,673)	$ 43,700	$ 43,678
Money Market Funds - 5.2%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	415,413,092	415,413
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	1,864,912,980	1,864,913
TOTAL MONEY MARKET FUNDS (Cost $2,280,326)		2,280,326
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $33,174,912)		45,428,855
NET OTHER ASSETS (LIABILITIES) - (4.5)%		(1,953,303)
NET ASSETS - 100%		$ 43,475,552
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
356 CME E-mini S&P 500 Index Contracts	March 2011	$ 23,605	$ 1,747
1,231 CME S&P 500 Index Contracts	March 2011	408,107	23,301
TOTAL EQUITY INDEX CONTRACTS		$ 431,712	$ 25,048

The face value of futures purchased as a percentage of net assets is 1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $36,382,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 570
Fidelity Securities Lending Cash Central Fund	4,918
Total	$ 5,488
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,539,025	$ 4,539,025	$ -	$ -
Consumer Staples	4,353,797	4,353,797	-	-
Energy	5,649,420	5,649,420	-	-
Financials	6,900,935	6,900,935	-	-
Health Care	4,677,530	4,677,530	-	-
Industrials	4,773,767	4,773,767	-	-
Information Technology	8,041,477	8,041,477	-	-
Materials	1,558,400	1,558,400	-	-
Telecommunication Services	1,243,939	1,243,939	-	-
Utilities	1,366,561	1,366,561	-	-
U.S. Government and Government Agency Obligations	43,678	-	43,678	-
Money Market Funds	2,280,326	2,280,326	-	-
Total Investments in Securities:	$ 45,428,855	$ 45,385,177	$ 43,678	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 25,048	$ 25,048	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of February 28, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 25,048	$ -
Total Value of Derivatives	$ 25,048	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information

At February 28, 2011, the Fund had a capital loss carryforward of approximately $2,176,517,000 of which $529,693,000, $854,750,000 and $792,074,000 will expire in fiscal 2016, 2017 and 2019, respectively. A capital loss carryforward of approximately $738,737,000 was acquired from the Spartan 500 Index Fund, of which $532,411,000 and $206,326,000 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2011

Assets
Investment in securities, at value (including securities loaned of $1,825,470) - See accompanying schedule: Unaffiliated issuers (cost $30,894,586)	$ 43,148,529
Fidelity Central Funds (cost $2,280,326)	2,280,326
Total Investments (cost $33,174,912)		$ 45,428,855
Receivable for investments sold		15,122
Receivable for fund shares sold		44,674
Dividends receivable		89,272
Distributions receivable from Fidelity Central Funds		525
Receivable for daily variation on futures contracts		2,818
Other receivables		921
Total assets		45,582,187

Liabilities
Payable for investments purchased	$ 142,827
Payable for fund shares redeemed	94,794
Accrued management fee	900
Other affiliated payables	2,316
Other payables and accrued expenses	885
Collateral on securities loaned, at value	1,864,913
Total liabilities		2,106,635

Net Assets		$ 43,475,552
Net Assets consist of:
Paid in capital		$ 33,553,097
Undistributed net investment income		127,154
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,483,690)
Net unrealized appreciation (depreciation) on investments		12,278,991
Net Assets		$ 43,475,552
Investor Class: Net Asset Value, offering price and redemption price per share ($27,880,982 ÷ 592,040 shares)		$ 47.09
Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($15,594,570 ÷ 331,122 shares)		$ 47.10

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended February 28, 2011

Investment Income
Dividends		$ 775,172
Interest		132
Income from Fidelity Central Funds		5,488
Total income		780,792

Expenses
Management fee	$ 25,180
Transfer agent fees	9,099
Independent trustees' compensation	214
Interest	3
Miscellaneous	136
Total expenses before reductions	34,632
Expense reductions	-	34,632
Net investment income (loss)		746,160
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,591
Futures contracts	14,537
Total net realized gain (loss)		21,128
Change in net unrealized appreciation (depreciation) on: Investment securities	7,181,749
Futures contracts	17,425
Total change in net unrealized appreciation (depreciation)		7,199,174
Net gain (loss)		7,220,302
Net increase (decrease) in net assets resulting from operations		$ 7,966,462

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 28, 2011	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 746,160	$ 466,616
Net realized gain (loss)	21,128	(346,061)
Change in net unrealized appreciation (depreciation)	7,199,174	8,148,605
Net increase (decrease) in net assets resulting from operations	7,966,462	8,269,160
Distributions to shareholders from net investment income	(728,488)	(454,858)
Share transactions - net increase (decrease)	115,947	13,277,575
Total increase (decrease) in net assets	7,353,921	21,091,877

Net Assets
Beginning of period	36,121,631	15,029,754
End of period (including undistributed net investment income of $127,154 and undistributed net investment income of $109,795, respectively)	$ 43,475,552	$ 36,121,631

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended February 28,	2011	2010	2009	2008 G	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 39.19	$ 26.10	$ 47.20	$ 49.94	$ 45.45
Income from Investment Operations
Net investment income (loss) B	.81	.75	.95	.99	.88
Net realized and unrealized gain (loss)	7.88	13.12	(21.09)	(2.71)	4.47
Total from investment operations	8.69	13.87	(20.14)	(1.72)	5.35
Distributions from net investment income	(.79)	(.78)	(.96)	(.97)	(.86)
Distributions from net realized gain	-	-	-	(.05)	-
Total distributions	(.79)	(.78)	(.96)	(1.02)	(.86)
Net asset value, end of period	$ 47.09	$ 39.19	$ 26.10	$ 47.20	$ 49.94
Total Return A	22.47%	53.68%	(43.35)%	(3.66)%	11.90%
Ratios to Average Net Assets C, E
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.09%	.09%
Net investment income (loss)	1.94%	2.14%	2.36%	1.90%	1.87%
Supplemental Data
Net assets, end of period (in millions)	$ 27,881	$ 23,666	$ 11,363	$ 20,102	$ 22,206
Portfolio turnover rate D	4%	11% F	8%	7%	7%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2011	2010	2009	2008 G	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 39.19	$ 26.11	$ 47.20	$ 49.94	$ 45.45
Income from Investment Operations
Net investment income (loss) B	.82	.77	.96	1.00	.90
Net realized and unrealized gain (loss)	7.89	13.10	(21.08)	(2.70)	4.46
Total from investment operations	8.71	13.87	(20.12)	(1.70)	5.36
Distributions from net investment income	(.80)	(.79)	(.97)	(.99)	(.87)
Distributions from net realized gain	-	-	-	(.05)	-
Total distributions	(.80)	(.79)	(.97)	(1.04)	(.87)
Net asset value, end of period	$ 47.10	$ 39.19	$ 26.11	$ 47.20	$ 49.94
Total Return A	22.53%	53.67%	(43.31)%	(3.63)%	11.93%
Ratios to Average Net Assets C, E
Expenses before reductions	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.07%	.07%	.07%	.06%	.06%
Net investment income (loss)	1.97%	2.17%	2.39%	1.92%	1.89%
Supplemental Data
Net assets, end of period (in millions)	$ 15,595	$ 12,455	$ 3,667	$ 6,304	$ 5,088
Portfolio turnover rate D	4%	11% F	8%	7%	7%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2011

(Amounts in thousands except ratios)

1. Organization.

Spartan 500 Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class and Fidelity Advantage Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. In January 2011, the Board of Trustees of the Fund approved the creation of additional classes of shares. The Fund will commence sale of shares of Institutional Class and Fidelity Advantage Institutional Class in May 2011.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

Annual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

(ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date.

Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of February 28, 2011, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the futures transactions, market discount, foreign currency transactions, redemptions in kind, deferred trustees compensation, capital loss carryforwards and losses due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 16,569,951
Gross unrealized depreciation	(4,502,000)
Net unrealized appreciation (depreciation) on securities and other investments	$ 12,067,951

Tax Cost	$ 33,360,904

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 128,072
Capital loss carryforward	$ (2,176,517)
Net unrealized appreciation (depreciation)	$ 12,092,999

The tax character of distributions paid was as follows:

	February 28, 2011	February 28, 2010
Ordinary Income	$ 728,488	$ 454,858

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Annual Report

4. Derivative Instruments - continued

Futures Contracts - continued

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $14,537 and a change in net unrealized appreciation (depreciation) of $17,425 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,787,255 and $1,461,669, respectively.

Securities delivered through in-kind redemptions aggregated $256,950. Realized gain (loss) of $164,185 on securities delivered through in-kind redemptions is included in the accompanying Statement of Operations as realized gain or loss on investment securities and is not taxable to the Fund.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. Effective February 1, 2011, an amendment to the management contract was approved by the Board of Trustees reducing the management fee from .07% to .025% of the Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. For the period, the total annual management fee rate was .07% of

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

average net assets. Under the expense contract, FMR pays class-level expenses of Investor Class and Fidelity Advantage Class so that total expenses do not exceed .10% and .07% of the class's average net assets, respectively, with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. Effective February 1, 2011, Investor Class and Fidelity Advantage Class pay transfer agent fees at an annual rate of .075% and .045% of average net assets, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to February 1, 2011, FIIOC received asset-based fees of .06% and .03% of average net assets for Investor Class and Fidelity Advantage Class, respectively. Under the expense contract, these fees were limited to .03% for Investor Class and Fidelity Advantage Class paid no transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets
Investor Class Fidelity Advantage Class	$ 8,521 578	.03 .00

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This Interfund program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 17,142.46%		$ 3

Annual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $136 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4,918. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by one-hundred and forty dollars.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended February 28,	2011	2010
From net investment income
Investor Class	$ 471,739	$ 343,305
Fidelity Advantage Class	256,749	111,553
Total	$ 728,488	$ 454,858

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended February 28,	2011	2010	2011	2010
Investor Class
Shares sold	121,986	102,079	$ 5,163,968	3,520,925
Issued in exchange for shares of Spartan 500 Index - Investor Class	-	169,226	-	6,538,898
Reinvestment of distributions	11,222	10,191	463,897	341,131
Shares redeemed	(145,105)	(112,841)	(6,039,234)	(3,955,906)
Net increase (decrease)	(11,897)	168,655	$ (411,369)	$ 6,445,048
Fidelity Advantage Class
Shares sold	67,796	37,900	$ 2,795,107	$ 1,293,939
Issued in exchange for shares of Spartan 500 Index - Fidelity Advantage Class	-	176,513	-	6,820,470
Reinvestment of distributions	5,731	3,236	237,051	108,308
Shares redeemed	(60,230)	(40,294)	(2,504,842)	(1,390,190)
Net increase (decrease)	13,297	177,355	$ 527,316	$ 6,832,527

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

13. Merger Information

On January 22, 2010 the Fund (formerly Spartan U.S. Equity Index Fund) acquired all of the assets and assumed all of the liabilities of the former Spartan 500 Index Fund ("Target Fund") pursuant to an agreement and plan of reorganization approved by the Board of Trustees ("The Board") on November 18, 2009. The reorganization was in the best interest of the shareholders based on the compatibility of the Funds' investment objectives and policies. The acquisition was accomplished by an exchange of 169,226 Investor Class shares and 176,513 Fidelity Advantage Class shares of the Fund, respectively, for 86,845 Investor Class shares and 90,584 Fidelity Advantage Class shares then outstanding (valued at $75.29 and $75.29 per share for Investor Class and Fidelity Advantage Class, respectively) of the Target Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets, including securities of $13,352,076, unrealized appreciation of $1,341,315, and net other assets of $7,292, were combined with the Fund's net assets of $22,435,859 for total net assets after the acquisition of $35,795,227.

Pro forma results of operations of the combined entity for the entire year ended February 28, 2010, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$ 701,290
Total net realized gain (loss)	(664,056)
Total change in net unrealized appreciation (depreciation)	12,996,874
Net increase (decrease) in net assets resulting from operations	$ 13,034,108

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's accompanying Statement of Operations since January 22, 2010.

14. Proposed Reorganization

The Board of Trustees of the Fund has approved Agreements and Plans of Reorganization between the Fund and the Fidelity Congress Street and Fidelity Exchange Funds. The agreements provide for the transfer of all the assets and the assumption of all the liabilities of Fidelity Congress Street Fund and Fidelity Exchange Fund in exchange solely for the number of equivalent shares of Fidelity Advantage Class of the Fund having the same aggregate net asset value as the outstanding shares of Fidelity Congress Street Fund and Fidelity Exchange Fund, on the day the reorganizations are effective.

The reorganizations were approved by Fidelity Congress Street Fund's and Fidelity Exchange Fund's shareholders and became effective on April 15, 2011. The reorganizations qualify as tax-free transactions with no gain or loss recognized by the Funds or their shareholders.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Concord Street Trust and the Shareholders of Spartan 500 Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan 500 Index Fund (a fund of Fidelity Concord Street Trust) at February 28, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan 500 Index Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 20, 2011

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 219 funds advised by FMR or an affiliate. Mr. Curvey oversees 409 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (75)

Year of Election or Appointment: 2007
Mr. Curvey is Trustee and Acting Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (54)

Year of Election or Appointment: 2011
Mr. O'Hanley is President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (62)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-Present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (57)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's, Inc. (restaurant and entertainment complexes, 2010-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is Chairman (2008-present) and a member (2006-present) of the Board of Trustees of The National Parks Conservation Association.

Ned C. Lautenbach (67)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999 - present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994 - present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (66)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (66)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (71)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of Univar (global distributor of commodity and specialty chemicals, 2010-present), a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (61)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (60)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (80)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Formerly Trustee and Chairman of the Board of Trustees of certain Trusts, Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

Peter S. Lynch (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (41)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (45)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investments Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (46)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (42)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (63)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (41)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (52)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 0.4% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Investor class designates 97%, 100%, 100% and 100%; Advantage class designates 95%, 100%, 100% and 100% of the dividends distributed in April, July, October, and December, respectively, during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Investor class designates 99%, 100%, 100%, and 100%; Advantage class designates 97%, 100%, 100%, and 100% of the dividends distributed in April, July, October, and December, respectively, during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone
Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

UEI-UANN-0411
1.790915.107

Item 2. Code of Ethics

As of the end of the period, February 28, 2011, Fidelity Concord Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Spartan Extended Market Index Fund, Spartan International Index Fund, Spartan Total Market Index Fund and Spartan 500 Index Fund (the "Funds"):

Services Billed by PwC

February 28, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Spartan Extended Market Index Fund	$77,000	$-	$4,300	$4,600
Spartan International Index Fund	$82,000	$-	$36,400	$7,000
Spartan Total Market Index Fund	$90,000	$-	$6,400	$7,900
Spartan 500 Index Fund	$120,000	$-	$4,300	$21,800

February 28, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Spartan Extended Market Index Fund	$79,000	$-	$6,100	$3,600
Spartan International Index Fund	$83,000	$-	$8,100	$5,800
Spartan Total Market Index Fund	$89,000	$-	$6,100	$7,300
Spartan 500 Index Fund	$112,000	$-	$4,100	$16,800

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	February 28, 2011A	February 28, 2010A
Audit-Related Fees	$2,550,000	$2,250,000
Tax Fees	$-	$-
All Other Fees	$510,000	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	February 28, 2011 A	February 28, 2010 A
PwC	$5,045,000	$4,340,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 27, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 27, 2011